Schedule of Investments PIMCO All Asset All Authority Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN AFFILIATES 139.9%

MUTUAL FUNDS (a) 137.3%

PIMCO CommoditiesPLUS® Strategy Fund	91,250	$496
PIMCO CommodityRealReturn Strategy Fund®	18,814	113
PIMCO Dynamic Bond Fund	17,259	187
PIMCO Emerging Markets Currency and Short-Term Investments Fund	170,980	1,376
PIMCO Emerging Markets Local Currency and Bond Fund	86,096	577
PIMCO Extended Duration Fund	34,191	268
PIMCO Government Money Market Fund	67,010	67
PIMCO High Yield Fund	10,131	89
PIMCO High Yield Spectrum Fund	22,880	222
PIMCO Income Fund	50,172	602
PIMCO Investment Grade Credit Bond Fund	19,285	200
PIMCO Long Duration Total Return Fund	12,950	138
PIMCO Long-Term Real Return Fund	69,869	581
PIMCO Low Duration Fund	50,758	495
PIMCO Mortgage Opportunities and Bond Fund	7,456	81
PIMCO RAE Emerging Markets Fund	104,319	1,007
PIMCO RAE Fundamental Advantage PLUS Fund	67,543	665
PIMCO RAE International Fund	12,285	118
PIMCO RAE Low Volatility PLUS EMG Fund	50,917	435
PIMCO RAE Low Volatility PLUS Fund	18,345	161
PIMCO RAE Low Volatility PLUS International Fund	25,324	198
PIMCO RAE PLUS EMG Fund	144,659	1,438
PIMCO RAE PLUS International Fund	46,263	328
PIMCO RAE US Small Fund	10,258	109
PIMCO RAE Worldwide Long/Short PLUS Fund	81,642	835
PIMCO Real Return Fund	9,202	100
PIMCO RealEstateRealReturn Strategy Fund	71,946	644
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	59,129	458
PIMCO StocksPLUS® International Fund (Unhedged)	18,604	104
PIMCO StocksPLUS® Short Fund	357,540	2,775
PIMCO Total Return Fund	27,220	275
Total Mutual Funds (Cost $15,562)		15,142

EXCHANGE-TRADED FUNDS 2.6%

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9,037	213
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,798	80
Total Exchange-Traded Funds (Cost $326)		293
Total Investments in Affiliates (Cost $15,888)		15,435
Total Investments 139.9% (Cost $15,888)		$15,435
Other Assets and Liabilities, net (39.9)%		(4,405)
Net Assets 100.0%		$11,030

Schedule of Investments PIMCO All Asset All Authority Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Affiliates, at Value
Mutual Funds	$15,142	$0	$0	$15,142
Exchange-Traded Funds	293	0	0	293

Total Investments	$15,435	$0	$0	$15,435

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO All Asset Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN AFFILIATES 100.0% ¤

MUTUAL FUNDS (a) 99.0%

PIMCO CommoditiesPLUS® Strategy Fund	4,548,618	$24,699
PIMCO CommodityRealReturn Strategy Fund®	1,234,864	7,446
PIMCO Dynamic Bond Fund	999,797	10,808
PIMCO Emerging Markets Currency and Short-Term Investments Fund	9,785,341	78,772
PIMCO Emerging Markets Local Currency and Bond Fund	4,738,463	31,748
PIMCO Extended Duration Fund	2,580,058	20,202
PIMCO Government Money Market Fund	2,400,153	2,400
PIMCO High Yield Fund	867,199	7,614
PIMCO High Yield Spectrum Fund	1,180,807	11,466
PIMCO Income Fund	3,462,704	41,552
PIMCO Investment Grade Credit Bond Fund	1,436,619	14,869
PIMCO Long Duration Total Return Fund	878,839	9,333
PIMCO Long-Term Real Return Fund	5,234,703	43,553
PIMCO Long-Term U.S. Government Fund	1,115,776	6,873
PIMCO Low Duration Fund	2,995,456	29,236
PIMCO Mortgage Opportunities and Bond Fund	466,938	5,071
PIMCO RAE Emerging Markets Fund	5,408,209	52,189
PIMCO RAE Fundamental Advantage PLUS Fund	4,909,062	48,305
PIMCO RAE Low Volatility PLUS EMG Fund	2,697,399	23,036
PIMCO RAE Low Volatility PLUS International Fund	1,752,876	13,725
PIMCO RAE PLUS EMG Fund	8,594,870	85,433
PIMCO RAE PLUS International Fund	966,716	6,854
PIMCO RAE Worldwide Long/Short PLUS Fund	4,713,441	48,219
PIMCO Real Return Fund	825,112	9,002
PIMCO RealEstateRealReturn Strategy Fund	3,173,106	28,399
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,949,943	22,862
PIMCO Total Return Fund	1,757,410	17,785
PIMCO TRENDS Managed Futures Strategy Fund	738,621	7,290
Total Mutual Funds (Cost $695,152)		708,741

EXCHANGE-TRADED FUNDS 1.0%

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	319,082	7,526
Total Exchange-Traded Funds (Cost $8,592)		7,526

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	10	0
Total Short-Term Instruments (Cost $0)		0
Total Investments in Affiliates (Cost $703,744)		716,267
Total Investments 100.0% (Cost $703,744)		$716,267
Other Assets and Liabilities, net 0.0%		(330)
Net Assets 100.0%		$715,937

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Affiliates, at Value
Mutual Funds	$708,741	$0	$0	$708,741
Exchange-Traded Funds	7,526	0	0	7,526

Total Investments	$716,267	$0	$0	$716,267

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 89.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		$202	$202
Valeant Pharmaceuticals International, Inc.
5.481% due 06/02/2025		31	31
Total Loan Participations and Assignments (Cost $233)			233

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 5.7%

Bank of America Corp.
3.864% due 07/23/2024 •		200	206
3.950% due 04/21/2025		200	204
Barclays PLC
4.972% due 05/16/2029 •		200	207
BGC Partners, Inc.
5.375% due 07/24/2023		100	103
BPCE S.A.
4.625% due 07/11/2024		100	102
Cooperatieve Rabobank UA
3.875% due 09/26/2023		250	258
Deutsche Bank AG
0.192% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	100	111
Discover Financial Services
4.500% due 01/30/2026		$100	103
General Motors Financial Co., Inc.
3.550% due 04/09/2021		200	201
GLP Capital LP
5.250% due 06/01/2025		150	158
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		400	396
HSBC Holdings PLC
6.250% due 03/23/2023 •(b)(d)		200	200
ING Bank NV
2.625% due 12/05/2022		100	100
ING Groep NV
3.150% due 03/29/2022		200	200
JPMorgan Chase & Co.
3.662% (US0003M + 0.890%) due 07/23/2024 ~		300	299
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	150	172
Lloyds Banking Group PLC
4.450% due 05/08/2025		$300	312
Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026		200	193
Morgan Stanley
3.875% due 04/29/2024		200	206
4.431% due 01/23/2030 •		200	211
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		200	201
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		200	201
Santander UK PLC
5.000% due 11/07/2023		200	205
UBS AG
7.625% due 08/17/2022 (d)		250	275
Wells Fargo & Co.
3.450% due 02/13/2023		100	101
4.150% due 01/24/2029		300	314
			5,239
INDUSTRIALS 2.2%

Arrow Electronics, Inc.
4.500% due 03/01/2023		100	103
BAT Capital Corp.
3.222% due 08/15/2024		100	98
BMW U.S. Capital LLC
3.188% (US0003M + 0.500%) due 08/13/2021 ~		100	100
Campbell Soup Co.
3.650% due 03/15/2023		200	203
Cigna Holding Co.
4.500% due 03/15/2021		30	31

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

CVS Health Corp.
4.100% due 03/25/2025		200	206
DAE Funding LLC
5.250% due 11/15/2021		100	102
Dell International LLC
4.420% due 06/15/2021		100	103
DP World PLC
2.375% due 09/25/2026	EUR	200	234
Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~		$100	99
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		100	103
Petroleos Mexicanos
6.375% due 02/04/2021		100	104
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023		200	198
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		200	203
Syngenta Finance NV
4.441% due 04/24/2023		200	204
			2,091
UTILITIES 0.9%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		300	301
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		100	101
Petrobras Global Finance BV
5.999% due 01/27/2028		116	118
Verizon Communications, Inc.
3.376% due 02/15/2025		199	202
Vodafone Group PLC
3.750% due 01/16/2024		100	101
			823
Total Corporate Bonds & Notes (Cost $8,038)			8,153

MUNICIPAL BONDS & NOTES 0.4%

PENNSYLVANIA 0.2%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.901% (US0003M + 0.130%) due 10/25/2036 ~		162	160

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		190	190
Total Municipal Bonds & Notes (Cost $340)			350

U.S. GOVERNMENT AGENCIES 20.1%

Fannie Mae
2.909% due 11/25/2046 •		399	398
2.959% due 07/25/2046 •		136	136
2.979% due 09/25/2046 •		162	162
3.500% due 11/01/2045 - 09/01/2046		699	710
4.472% due 05/01/2038 •		219	229
Fannie Mae, TBA
3.000% due 05/01/2034 - 05/01/2049		2,600	2,604
3.500% due 04/01/2034 - 05/01/2049		6,700	6,805
4.000% due 05/01/2049		4,500	4,626
Freddie Mac
3.500% due 09/01/2047		194	198
Freddie Mac, TBA
4.000% due 04/01/2049		2,600	2,677
Total U.S. Government Agencies (Cost $18,459)			18,545

U.S. TREASURY OBLIGATIONS 20.2%

U.S. Treasury Bonds
2.500% due 02/15/2046		3,180	2,998
3.000% due 08/15/2048		200	208
3.375% due 11/15/2048		50	56
U.S. Treasury Inflation Protected Securities (a)
0.625% due 04/15/2023		1,621	1,633
U.S. Treasury Notes
1.125% due 08/31/2021 (f)		9,100	8,861
1.500% due 08/15/2026		1,400	1,321
1.875% due 08/31/2024		100	98
2.250% due 08/15/2027		400	397
2.500% due 01/31/2024 (f)		800	810
2.625% due 02/15/2029 (f)		600	612
3.125% due 11/15/2028 (f)		1,500	1,593

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $18,895)			18,587

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Banc of America Funding Trust
2.630% due 08/27/2036 ~		105	92
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.165% due 05/15/2061 ~		100	107
Citigroup Mortgage Loan Trust
4.302% due 07/25/2037 ^~		115	116
Civic Mortgage LLC
3.892% due 06/25/2022 Ø		51	51
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.000% due 10/25/2036 Ø		65	61
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	37	37
RAIT Trust
3.434% due 06/15/2037 •		$96	95
Stonemont Portfolio Trust
3.338% due 08/20/2030 •		195	195
Total Non-Agency Mortgage-Backed Securities (Cost $736)			754

ASSET-BACKED SECURITIES 7.1%

Apidos CLO
3.741% due 01/19/2025 •		67	67
Atrium Corp.
3.591% due 04/22/2027 •		250	248
Babson Euro CLO BV
0.512% due 10/25/2029 •	EUR	250	280
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø		$31	32
Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 Ø		66	66
Bowman Park CLO Ltd.
3.831% due 11/23/2025 •		298	298
Citigroup Mortgage Loan Trust
2.616% due 08/25/2036 •		314	312
Countrywide Asset-Backed Certificates
2.636% due 06/25/2047 ^•		91	90
2.716% due 05/25/2037 •		651	617
Crown Point CLO Ltd.
3.975% due 10/20/2028 •		250	250
Dryden Senior Loan Fund
3.687% due 10/15/2027 •		250	249
ECMC Group Student Loan Trust
3.240% due 02/27/2068		81	81
Fremont Home Loan Trust
2.636% due 10/25/2036 •		454	231
Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027 •		250	249
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	250	280
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		$2	2
Jamestown CLO Ltd.
3.477% due 07/15/2026 •		135	134
JPMorgan Mortgage Acquisition Corp.
2.876% due 05/25/2035 •		600	597
Jubilee CLO BV
0.490% due 12/15/2029 •	EUR	250	280
Lehman XS Trust
2.656% due 12/25/2036 •		$39	37
3.286% due 10/25/2035 •		29	29
Loomis Sayles CLO Ltd.
3.687% due 04/15/2028 •		250	247
M360 Advisors LLC
4.395% due 07/24/2028		100	100
Marlette Funding Trust
3.060% due 07/17/2028		97	97
Morgan Stanley ABS Capital, Inc. Trust
2.616% due 10/25/2036 •		211	201
3.356% due 11/25/2034 •		95	96
Navient Private Education Loan Trust
2.884% due 12/16/2058 •		94	94
Navient Student Loan Trust
3.536% due 12/27/2066 •		139	140
OHA Loan Funding Ltd.
4.122% due 01/23/2027 •		250	250
OneMain Financial Issuance Trust
2.370% due 09/14/2032		100	99
Option One Mortgage Loan Trust
3.251% due 08/25/2035 •		120	117
S-Jets Ltd.
3.967% due 08/15/2042		224	225

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

SLM Student Loan Trust
3.161% due 12/15/2025 •	175	175
TICP CLO Ltd.
3.601% due 04/20/2028 •	250	248
Total Asset-Backed Securities (Cost $6,175)		6,518

SHORT-TERM INSTRUMENTS 31.6%

REPURCHASE AGREEMENTS (e) 31.6%
		29,067

Total Short-Term Instruments (Cost $29,067)		29,067
Total Investments in Securities (Cost $81,943)		82,207
	SHARES

INVESTMENTS IN AFFILIATES 30.7%

MUTUAL FUNDS (c) 4.6%
PIMCO Income Fund	350,889	4,211
Total Mutual Funds (Cost $4,251)		4,211

SHORT-TERM INSTRUMENTS 26.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.1%

PIMCO Short-Term Floating NAV Portfolio III	2,427,397	24,004
Total Short-Term Instruments (Cost $23,990)		24,004
Total Investments in Affiliates (Cost $28,241)		28,215
Total Investments 119.9% (Cost $110,184)		$110,422
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $106)		330
Other Assets and Liabilities, net (20.2)%		(18,646)
Net Assets 100.0%		$92,106

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Institutional Class Shares of each Fund.

(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.250%	03/29/2019	04/01/2019	$13,100	Ginnie Mae 3.000% due 12/20/2045	$(4,540)	$13,100	$13,104
					U.S. Treasury Notes 1.875% due 02/28/2022	(8,876)
FICC	2.000	03/29/2019	04/01/2019	2,267	U.S. Treasury Notes 2.625% due 07/15/2021	(2,317)	2,267	2,267
NOM	3.000	03/29/2019	04/01/2019	13,700	U.S. Treasury Notes 2.375% due 03/15/2022	(13,987)	13,700	13,703
Total Repurchase Agreements						$(29,720)	$29,067	$29,074

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.250%	03/28/2019	04/15/2019	$(615)	$(615)
GRE	2.750	03/15/2019	04/15/2019	(626)	(627)
	2.900	03/27/2019	04/03/2019	(430)	(430)
RCY	2.700	02/21/2019	04/04/2019	(2,334)	(2,341)
SCX	2.640	03/07/2019	04/25/2019	(523)	(524)
	2.660	03/21/2019	04/11/2019	(806)	(806)
Total Reverse Repurchase Agreements					$(5,343)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.640%	01/30/2019	04/30/2019	$(295)	$(296)
Total Sale-Buyback Transactions					$(296)

(f)	Securities with an aggregate market value of $5,645 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(4,644) at a weighted average interest rate of 2.574%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06 /2019	7	$1,705	$(1)	$0	$0
E-mini S&P 500 Index June Futures	06 /2019	228	32,351	682	194	0
Mini MSCI EAFE Index June Futures	06 /2019	247	23,050	379	78	0
				$1,060	$272	$0

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06 /2019	3	$(547)	$(15)	$1	$0
U.S. Treasury 5-Year Note June Futures	06 /2019	25	(2,896)	(24)	6	0
United Kingdom Long Gilt June Futures	06 /2019	2	(337)	(6)	0	0
				$(45)	$7	$0
Total Futures Contracts				$1,015	$279	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$3,100	$50	$11	$61	$4	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	3-Month USD-LIBOR	2.600%	Semi-Annual	04/02/2019	$650	$61	$(58)	$3	$4	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	3,200	24	39	63	7	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	1,100	31	(95)	(64)	3	0

						$116	$(114)	$2	$14	$0
Total Swap Agreements						$166	$(103)	$63	$18	$0

Cash of $2,825 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019		$1,417	EUR	1,259	$0	$(5)
	05/2019	EUR	1,259		$1,421	5	0
BPS	04/2019	ARS	139		3	0	0
	04/2019		$3	ARS	139	0	0
	05/2019		3		139	0	0
	06/2019	TWD	10,534		$343	0	0
	06/2019		$71	INR	5,096	2	0
CBK	04/2019	ARS	769		$18	0	0
	04/2019	EUR	10		11	0	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

	04/2019	MXN	269		14	0	0
	04/2019		$18	ARS	769	0	0
	05/2019		14	MXN	269	0	0
GLM	04/2019	ARS	630		$14	0	0
	04/2019		$15	ARS	630	0	0
	05/2019		14		630	0	0
	06/2019	KRW	150,649		$134	2	0
HUS	04/2019		$14	MXN	269	0	0
JPM	04/2019	EUR	1,249		$1,426	25	0
	05/2019		$98	JPY	10,800	0	(1)
MYI	05/2019	AUD	346		$245	0	(1)
SCX	04/2019	EUR	98	GBP	84	0	0
	06/2019		$147	IDR	2,105,541	0	(2)
SOG	04/2019	TRY	167		$31	1	0
	05/2019		$124	RUB	8,252	1	0
SSB	05/2019	GBP	8		$10	0	0
TOR	06/2019		$91	COP	284,501	0	(2)
Total Forward Foreign Currency Contracts						$36	$(11)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	06/19/2019	1,900	$(2)	$(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	100	0	0
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019	200	0	0
Total Written Options						$(2)	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	0.585%	$100	$(2)	$3	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.484	500	(15)	21	6	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.028	100	(9)	9	0	0
GST	Brazil Government International Bond Mexico Government International	1.000	Quarterly	06/20/2021	1.028	200	(14)	14	0	0
HUS	Bond	1.000	Quarterly	06/20/2021	0.585	200	(5)	7	2	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.028	100	(7)	7	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.858	100	(6)	6	0	0
Total Swap Agreements							$(58)	$67	$9	$0

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$233	$0	$233
Corporate Bonds & Notes
Banking & Finance	0	5,239	0	5,239
Industrials	0	2,091	0	2,091
Utilities	0	823	0	823
Municipal Bonds & Notes
Pennsylvania	0	160	0	160
West Virginia	0	190	0	190
U.S. Government Agencies	0	18,545	0	18,545
U.S. Treasury Obligations	0	18,587	0	18,587
Non-Agency Mortgage-Backed Securities	0	754	0	754
Asset-Backed Securities	0	6,518	0	6,518
Short-Term Instruments
Repurchase Agreements	0	29,067	0	29,067

	$0	$82,207	$0	$82,207
Investments in Affiliates, at Value
Mutual Funds	4,211	0	0	4,211
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,004	0	0	24,004

	$28,215	$0	$0	$28,215

Total Investments	$28,215	$82,207	$0	$110,422

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	279	18	0	297
Over the counter	0	45	0	45

	$279	$63	$0	$342
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$279	$51	$0	$330

Totals	$28,494	$82,258	$0	$110,752

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 155.7% ¤

CORPORATE BONDS & NOTES 12.8%

BANKING & FINANCE 6.1%

AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$100
4.250% due 07/01/2020		700	710
4.625% due 10/30/2020		100	103
Aircastle Ltd.
5.125% due 03/15/2021		1,000	1,032
7.625% due 04/15/2020		600	627
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	400	461
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$230	234
Bank of Ireland
7.375% due 06/18/2020 •(f)(g)	EUR	200	236
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)		200	233
6.625% due 06/29/2021 •(f)(g)		200	245
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,100	1,122
Deutsche Bank AG
4.250% due 10/14/2021		1,600	1,609
Ford Motor Credit Co. LLC
0.060% due 12/01/2021 •	EUR	900	966
3.200% due 01/15/2021		$2,100	2,071
Goldman Sachs Group, Inc.
3.811% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,415
ING Bank NV
2.625% due 12/05/2022		500	500
John Deere Capital Corp.
2.897% (US0003M + 0.290%) due 06/22/2020 ~		1,200	1,202
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~		500	500
Macquarie Bank Ltd.
3.144% (US0003M + 0.350%) due 04/04/2019 ~		700	700
Mitsubishi UFJ Financial Group, Inc.
4.506% (US0003M + 1.880%) due 03/01/2021 ~		247	253
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		200	200
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		400	395
4.519% due 06/25/2024 •		300	307
State Bank of India
3.745% (US0003M + 0.950%) due 04/06/2020 ~		800	801
Toronto-Dominion Bank
2.250% due 03/15/2021		800	795
UBS AG
3.175% due 06/08/2020 •		1,000	1,004
Unibail-Rodamco SE
3.549% (US0003M + 0.770%) due 04/16/2019 ~		800	800
UniCredit SpA
7.830% due 12/04/2023		2,000	2,229
			20,850

INDUSTRIALS 4.7%

BAT Capital Corp.
2.297% due 08/14/2020		900	891
3.283% due 08/14/2020 •		600	599
Bayer U.S. Finance LLC
3.232% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,083
Charter Communications Operating LLC
3.579% due 07/23/2020		2,700	2,720
Dell International LLC
4.420% due 06/15/2021		900	924
DISH DBS Corp.
5.125% due 05/01/2020		500	504
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		600	600
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~		600	600
3.311% (US0003M + 0.700%) due 06/15/2020 ~		900	901

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		1,000	1,039
Hyundai Capital America
2.000% due 07/01/2019		200	200
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,800	2,831
4.057% due 05/25/2023		100	103
Kraft Heinz Foods Co.
2.800% due 07/02/2020		800	799
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	488
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~		690	687
			16,069

UTILITIES 2.0%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		600	603
3.737% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,113
5.150% due 02/15/2050		300	308
5.300% due 08/15/2058		100	101
Consolidated Edison Co. of New York, Inc.
3.002% (US0003M + 0.400%) due 06/25/2021 ~		200	200
Duke Energy Corp.
3.193% (US0003M + 0.500%) due 05/14/2021 ~		1,200	1,200
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		690	690
3.029% (US0003M + 0.400%) due 08/21/2020 ~		700	699
Petrobras Global Finance BV
5.999% due 01/27/2028		883	896
6.125% due 01/17/2022		238	252
6.625% due 01/16/2034	GBP	100	142
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		$300	297
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~		300	299
Sprint Capital Corp.
6.900% due 05/01/2019		300	301
			7,101
Total Corporate Bonds & Notes (Cost $43,747)			44,020

U.S. GOVERNMENT AGENCIES 13.5%

Fannie Mae
2.836% due 05/25/2042 •		4	4
2.886% due 03/25/2049 •		1,777	1,772
3.532% due 10/01/2044 •		4	4
4.246% due 01/01/2036 •		49	51
4.393% due 05/25/2035		21	22
4.468% due 07/01/2035 •		13	13
4.722% due 11/01/2034 •		17	18
4.780% due 11/01/2035 •		15	16
Fannie Mae, TBA
3.500% due 05/01/2049		21,680	21,966
4.000% due 05/01/2049		16,100	16,549
Freddie Mac
2.616% due 08/25/2031 •		1	1
2.859% due 07/15/2044 •		572	570
2.934% due 08/15/2033 - 09/15/2042 •		1,132	1,135
3.364% due 02/25/2045 •		50	50
4.254% due 09/01/2036 •		87	90
4.446% due 10/01/2036 •		56	58
4.505% due 07/01/2036 •		95	100
4.802% due 01/01/2034 •		4	5
Ginnie Mae
2.888% due 02/20/2049 •		1,697	1,694
3.030% due 08/20/2068 •		706	696
3.247% due 04/20/2067 •		471	480
NCUA Guaranteed Notes
2.931% due 10/07/2020 •		225	226
3.041% due 12/08/2020 •		672	674
Small Business Administration
5.510% due 11/01/2027		128	136
Total U.S. Government Agencies (Cost $46,086)			46,330

U.S. TREASURY OBLIGATIONS 90.3%

U.S. Treasury Bonds
3.000% due 05/15/2045 (m)		80	83

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (i)		80,180	79,819
0.125% due 04/15/2021 (i)		46,855	46,499
0.125% due 01/15/2022 (m)		867	861
0.125% due 04/15/2022 (i)(m)		19,302	19,110
0.125% due 07/15/2022		2,624	2,611
0.125% due 01/15/2023		2,684	2,654
0.125% due 07/15/2024		3,826	3,780
0.125% due 07/15/2026		3,833	3,752
0.250% due 01/15/2025		10,219	10,117
0.375% due 07/15/2023		7,233	7,256
0.375% due 07/15/2025		5,409	5,408
0.375% due 07/15/2025 (k)(m)		2,441	2,441
0.375% due 01/15/2027 (m)		2,167	2,150
0.500% due 01/15/2028 (i)		20,385	20,355
0.625% due 07/15/2021		2,247	2,268
0.625% due 04/15/2023		2,057	2,072
0.625% due 01/15/2024		1,752	1,770
0.625% due 01/15/2026 (i)		15,518	15,705
0.625% due 02/15/2043 (m)		153	144
0.750% due 07/15/2028		1,003	1,026
0.750% due 02/15/2045		2,245	2,163
0.875% due 01/15/2029		1,994	2,060
0.875% due 02/15/2047		1,554	1,541
1.125% due 01/15/2021		4,948	5,012
1.250% due 07/15/2020 (i)		22,644	22,984
1.375% due 01/15/2020		4,258	4,294
1.375% due 02/15/2044 (m)		637	706
1.750% due 01/15/2028		5,855	6,472
1.875% due 07/15/2019 (k)		2,888	2,923
2.000% due 01/15/2026		4,555	5,028
2.125% due 02/15/2040		408	509
2.125% due 02/15/2041 (m)		1,011	1,271
2.375% due 01/15/2025 (i)		14,287	15,877
2.375% due 01/15/2027 (m)		125	143
2.500% due 01/15/2029		4,729	5,610
3.375% due 04/15/2032		1,656	2,235
3.875% due 04/15/2029		781	1,033
3.875% due 04/15/2029 (m)		153	202
Total U.S. Treasury Obligations (Cost $308,816)			309,944

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

Alliance Bancorp Trust
2.726% due 07/25/2037 •		220	196
Banc of America Mortgage Trust
4.359% due 06/25/2035 ~		54	52
4.500% due 11/25/2035 ^~		16	16
4.871% due 11/25/2034 ~		17	17
BCAP LLC Trust
5.250% due 08/26/2037 ~		269	274
Bear Stearns Adjustable Rate Mortgage Trust
4.195% due 07/25/2036 ^~		54	51
4.375% due 03/25/2035 ~		51	51
4.807% due 01/25/2035 ~		152	154
Citigroup Mortgage Loan Trust
4.273% due 09/25/2037 ^~		277	268
Civic Mortgage LLC
4.349% due 11/25/2022 Ø		643	643
Countrywide Alternative Loan Trust
2.606% due 06/25/2036 •		722	676
2.683% due 12/20/2046 ^•		1,079	962
6.000% due 02/25/2037 ^		173	122
Countrywide Home Loan Mortgage Pass-Through Trust
3.923% due 08/25/2034 ^~		16	16
Credit Suisse Mortgage Capital Certificates
2.636% due 09/29/2036 •		741	696
6.353% due 10/26/2036 ~		73	65
Eurosail PLC
1.793% due 06/13/2045 •	GBP	335	433
First Horizon Alternative Mortgage Securities Trust
4.330% due 06/25/2034 ~		$8	8
6.000% due 02/25/2037 ^		59	45
GreenPoint Mortgage Funding Trust
2.666% due 09/25/2046 •		148	138
3.026% due 11/25/2045 •		8	7
GS Mortgage Securities Trust
3.849% due 12/10/2043		179	180
GSR Mortgage Loan Trust
4.808% due 01/25/2035 ~		23	23
HarborView Mortgage Loan Trust
2.722% due 03/19/2036 ^•		41	38
HomeBanc Mortgage Trust
2.816% due 10/25/2035 •		56	56

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

IndyMac Mortgage Loan Trust
4.588% due 11/25/2035 ^~		47	47
JPMorgan Mortgage Trust
4.436% due 07/25/2035 ~		26	27
4.570% due 02/25/2035 ~		67	67
4.619% due 08/25/2035 ~		40	41
MASTR Adjustable Rate Mortgages Trust
4.467% due 11/21/2034 ~		18	18
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.224% due 09/15/2030 •		104	103
Residential Accredit Loans, Inc. Trust
3.757% due 09/25/2045 •		104	97
Residential Asset Securitization Trust
2.886% due 05/25/2035 •		85	73
Sequoia Mortgage Trust
2.688% due 07/20/2036 •		192	185
Structured Adjustable Rate Mortgage Loan Trust
3.797% due 01/25/2035 ^•		11	10
4.424% due 12/25/2034 ~		10	10
4.570% due 02/25/2034 ~		11	11
Structured Asset Mortgage Investments Trust
2.696% due 04/25/2036 •		14	14
3.142% due 10/19/2034 •		13	13
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)	GBP	1,400	1,824
Vornado DP LLC Trust
4.004% due 09/13/2028		$1,500	1,516
WaMu Mortgage Pass-Through Certificates Trust
3.167% due 05/25/2047 •		192	180
3.646% due 08/25/2035 ~		7	7
4.072% due 12/25/2035 ~		107	104
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		18	16
Wells Fargo Mortgage-Backed Securities Trust
4.451% due 06/25/2033 ~		28	28
4.961% due 03/25/2036 ^~		74	72
Total Non-Agency Mortgage-Backed Securities (Cost $9,251)			9,650

ASSET-BACKED SECURITIES 7.7%

Argent Mortgage Loan Trust
2.966% due 05/25/2035 •		105	100
Argent Securities Trust
2.636% due 07/25/2036 •		387	334
Atrium Corp.
3.591% due 04/22/2027 •		400	397
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	350	393
Brookside Mill CLO Ltd.
3.593% due 01/17/2028 •		$2,060	2,042
Catamaran CLO Ltd.
3.615% due 01/27/2028 •		600	596
CIFC Funding Ltd.
3.567% due 04/15/2027 •		640	636
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •		609	616
Citigroup Mortgage Loan Trust
2.716% due 12/25/2036 •		50	35
Citigroup Mortgage Loan Trust, Inc.
2.816% due 10/25/2036 •		400	382
CoreVest American Finance Trust
2.968% due 10/15/2049		152	151
Countrywide Asset-Backed Certificates
2.676% due 11/25/2037 •		946	904
2.736% due 03/25/2037 •		200	189
3.896% due 04/25/2036 ~		6	6
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		242	244
Credit-Based Asset Servicing & Securitization LLC
2.606% due 07/25/2037 •		13	9
2.706% due 07/25/2037 •		57	38
Flagship Ltd.
3.881% due 01/20/2026 •		229	229
Fremont Home Loan Trust
2.621% due 10/25/2036 •		141	133
GSAMP Trust
2.556% due 12/25/2036 •		58	33
3.461% due 03/25/2035 ^•		130	113
Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027 •		300	298
IndyMac Mortgage Loan Trust
2.556% due 07/25/2036 •		281	127
Jamestown CLO Ltd.
3.477% due 07/15/2026 •		430	429

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.601% due 07/25/2027 •		250	249
3.993% due 01/17/2027 •		961	960
Jubilee CLO BV
0.490% due 12/15/2029 •	EUR	1,950	2,180
Lehman XS Trust
2.646% due 05/25/2036 •		$157	157
5.355% due 06/25/2036 Ø		154	155
Long Beach Mortgage Loan Trust
2.606% due 08/25/2036 •		640	336
Marathon CLO Ltd.
3.511% due 11/21/2027 •		1,920	1,906
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 Ø		815	352
6.000% due 02/25/2037 ^~		86	67
Navient Student Loan Trust
3.636% due 03/25/2066 •		509	514
OCP CLO Ltd.
3.585% due 10/26/2027 •		1,020	1,014
3.587% due 07/15/2027 •		300	298
Renaissance Home Equity Loan Trust
3.590% due 09/25/2037		1,074	573
Residential Asset Securities Corp. Trust
2.716% due 06/25/2036 •		400	388
2.816% due 04/25/2036 •		200	199
Saxon Asset Securities Trust
2.796% due 09/25/2047 •		235	228
Securitized Asset-Backed Receivables LLC Trust
2.636% due 07/25/2036 •		366	201
2.736% due 05/25/2036 •		622	400
SLM Private Education Loan Trust
1.850% due 06/17/2030		96	96
4.734% due 06/16/2042 •		220	223
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	6	7
0.000% due 01/25/2024 •		192	216
0.000% due 06/17/2024 •		66	74
2.811% due 04/25/2019 •		$18	18
3.321% due 10/25/2064 •		500	493
4.271% due 04/25/2023 •		936	948
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		386	384
Sound Point CLO Ltd.
3.647% due 04/15/2027 •		800	800
Soundview Home Loan Trust
2.686% due 06/25/2037 •		853	634
Structured Asset Securities Corp. Mortgage Loan Trust
3.989% due 04/25/2035 •		178	175
THL Credit Wind River CLO Ltd.
3.657% due 10/15/2027 •		500	500
Venture CLO Ltd.
3.607% due 04/15/2027 •		940	935
3.650% due 10/22/2031 •		500	499
3.667% due 07/15/2027 •		400	398
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		316	315
Voya CLO Ltd.
3.491% due 07/25/2026 •		523	521
Z Capital Credit Partners CLO Ltd.
3.729% due 07/16/2027 •		710	706
Total Asset-Backed Securities (Cost $26,715)			26,553

SOVEREIGN ISSUES 8.9%

Argentina Government International Bond
5.875% due 01/11/2028		300	231
6.875% due 01/26/2027		910	739
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,233	73
49.153% (BADLARPP) due 10/04/2022 ~		100	4
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		16,487	424
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	1,806	1,318
3.000% due 09/20/2025 (e)		2,069	1,722
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	116
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (c)	BRL	1,164	283
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	913	902
France Government International Bond
0.250% due 07/25/2024 (e)	EUR	2,918	3,573
1.850% due 07/25/2027 (e)		439	618
2.100% due 07/25/2023 (e)		2,482	3,198
2.250% due 07/25/2020 (e)		1,752	2,091

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (e)		199	228
2.350% due 09/15/2024 (e)		371	448
Japan Government International Bond
0.000% due 03/10/2028 (e)	JPY	170,954	1,610
Mexico Government International Bond
7.750% due 05/29/2031	MXN	7,972	398
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	2,725	2,011
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,000	317
Qatar Government International Bond
3.875% due 04/23/2023		$400	412
5.103% due 04/23/2048		300	329
Saudi Government International Bond
4.000% due 04/17/2025		260	267
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	2,192	3,399
0.125% due 08/10/2028 (e)		2,017	3,304
0.125% due 03/22/2046 (e)		64	139
0.125% due 08/10/2048 (e)		134	306
0.125% due 11/22/2056 (e)		43	113
0.125% due 11/22/2065 (e)		207	641
0.750% due 11/22/2047 (e)		218	560
1.875% due 11/22/2022 (e)		372	569
Total Sovereign Issues (Cost $31,197)			30,343

SHORT-TERM INSTRUMENTS 19.7%

CERTIFICATES OF DEPOSIT 0.7%

Barclays Bank PLC
3.171% (US0003M + 0.400%) due 10/25/2019 ~		$2,400	2,404

COMMERCIAL PAPER 0.6%

Energy Transfer Partners
3.200% due 04/22/2019		2,100	2,096

REPURCHASE AGREEMENTS (h) 16.5%			56,514

JAPAN TREASURY BILLS 1.9%

(0.265)% due 05/13/2019 (c)(d)	JPY	730,000	6,588
Total Short-Term Instruments (Cost $67,678)			67,602
Total Investments in Securities (Cost $533,490)			534,442

		SHARES

INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%

PIMCO Short-Term Floating NAV Portfolio III		382,259	3,780
Total Short-Term Instruments (Cost $3,780)			3,780
Total Investments in Affiliates (Cost $3,780)			3,780
Total Investments 156.8% (Cost $537,270)			$538,222
Financial Derivative Instruments (j)(l) (0.8)%(Cost or Premiums, net $589)			(2,879)
Other Assets and Liabilities, net (56.0)%			(192,079)
Net Assets 100.0%			$343,264

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	3.250%	03/29/2019	04/01/2019	$29,800	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(15,203)	$29,800	$29,808
					U.S. Treasury Notes 1.875% due 02/28/2022	(15,201)
	1.350	03/29/2019	04/01/2019	1,714	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(1,749)	1,714	1,714
SSB
SAL	2.750	03/29/2019	04/01/2019	14,900	U.S. Treasury Notes 2.750% due 07/31/2023	(15,222)	14,900	14,903
TDM	3.250	03/29/2019	04/01/2019	10,100	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026	(10,321)	10,100	10,103

Total Repurchase Agreements						$(57,696)	$56,514	$56,528

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	2.640%	01/17/2019	04/17/2019	$(19,752)	$(19,859)
	2.640	02/25/2019	05/24/2019	(5,294)	(5,308)
	2.660	02/14/2019	04/12/2019	(134,941)	(135,400)
	2.660	02/20/2019	04/18/2019	(13,196)	(13,235)
	2.690	02/21/2019	04/04/2019	(1,199)	(1,202)
GSC	2.800	03/13/2019	04/12/2019	(954)	(955)
TDM	2.680	02/19/2019	04/12/2019	(12,506)	(12,544)
	2.680	03/01/2019	04/01/2019	(4,257)	(4,267)
Total Sale-Buyback Transactions					$(192,770)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Fannie Mae, TBA	3.000%	05/01/2049	$6,600	$(6,499)	$(6,566)
Total Short Sales (1.9)%				$(6,499)	$(6,566)

(i)	Securities with an aggregate market value of $190,793 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

(3)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(189,561) at a weighted average interest rate of 2.597%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(181) of deferred price drop.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED PURCHASED OPTIONS: OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$112.000	05/24/2019	76	$76	$1	$0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	104.625	05/24/2019	5	10	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	105.000	05/24/2019	23	46	0	0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	105.250	05/24/2019	1	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	188.000	05/24/2019	9	9	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	189.000	05/24/2019	54	54	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	134	134	1	1
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	107.500	05/24/2019	43	43	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	107.750	05/24/2019	6	6	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.000	05/24/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.500	05/24/2019	1	1	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	83	83	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	111.000	05/24/2019	16	16	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	114.000	05/24/2019	2	2	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	210.000	05/24/2019	1	1	0	0
Total Purchased Options					$4	$1

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn July 2019 Futures	$390.000	06/21/2019	2	$10	$(2)	$(3)
Put - CBOT Wheat July 2019 Futures	440.000	06/21/2019	2	10	(1)	(1)
Put - CBOT Wheat July 2019 Futures	450.000	06/21/2019	5	25	(3)	(3)
Put - CBOT Wheat July 2019 Futures	460.000	06/21/2019	3	15	(2)	(2)
Call - NYMEX Crude June 2019 Futures	62.500	05/16/2019	12	12	(12)	(14)
Call - NYMEX Crude June 2019 Futures	63.500	05/16/2019	12	12	(11)	(11)
Call - NYMEX Crude May 2019 Futures	59.000	04/16/2019	12	12	(11)	(23)
Call - NYMEX Crude May 2019 Futures	60.500	04/16/2019	12	12	(11)	(13)
Put - NYMEX Natural Gas June 2019 Futures	2.700	05/28/2019	24	240	(10)	(20)
Put - NYMEX Natural Gas June 2019 Futures	2.750	05/28/2019	12	120	(6)	(13)
Put - NYMEX Natural Gas May 2019 Futures	2.550	04/25/2019	12	120	(5)	(2)
Put - NYMEX Natural Gas May 2019 Futures	2.600	04/25/2019	12	120	(5)	(4)
Put - NYMEX Natural Gas May 2019 Futures	2.650	04/25/2019	12	120	(5)	(6)
Call - NYMEX WTI-Brent Crude Spread July 2019 Futures	6.000	05/30/2019	1	1	0	(1)
Put - NYMEX WTI-Brent Crude Spread July 2019 Futures	9.000	05/30/2019	1	1	0	0
Call - NYMEX WTI-Brent Crude Spread June 2019 Futures	7.000	04/29/2019	2	2	(1)	(1)
Put - NYMEX WTI-Brent Crude Spread June 2019 Futures	10.000	04/29/2019	2	2	(1)	0
					$(86)	$(117)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$125.000	04/26/2019	24	$24	$(8)	$(6)
Total Written Options					$(94)	$(123)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude December Futures	10/2019	44	$2,910	$13	$19	$(1)
Brent Crude December Futures	10/2020	39	2,495	82	16	0
Brent Crude December Futures	10/2021	6	372	1	0	(1)
Brent Crude September Futures	07/2019	2	133	2	1	0
Call Options Strike @ EUR 113.200 on Euro-Schatz June
2019 Futures	05/2019	27	0	0	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call Options Strike @ EUR 113.900 on Euro-Schatz June2019 Futures	05	/2019	200	1	0	0	0
Call Options Strike @ EUR 114.000 on Euro-Schatz June 2019 Futures	05	/2019	185	1	0	0	0
Call Options Strike @ EUR 159.000 on Euro-Bobl June 2019 Futures	05	/2019	69	1	0	0	0
Call Options Strike @ EUR 175.000 on Euro-OAT France Government 10-Year Bond May 2019 Futures	05	/2019	52	1	0	0	0
Chicago Ethanol (Platts) April Futures	04	/2019	1	57	(1)	0	(2)
Chicago Ethanol (Platts) December Futures	12	/2019	2	113	(3)	0	(2)
Chicago Ethanol (Platts) June Futures	06	/2019	1	57	(2)	0	(1)
Chicago Ethanol (Platts) May Futures	05	/2019	4	228	0	0	(5)
Chicago Ethanol (Platts) November Futures	11	/2019	2	113	(2)	0	(2)
Chicago Ethanol (Platts) October Futures	10	/2019	2	113	(1)	0	(2)
Cocoa July Futures	07	/2019	1	23	0	0	0
Copper September Futures	09	/2019	5	811	24	0	0
Corn December Futures	12	/2019	24	462	(16)	0	(16)
Cotton No. 2 December Futures	12	/2019	5	189	0	1	0
Euro-Bobl June Futures	06	/2019	116	17,325	149	5	(21)
Euro-Bund 10-Year Bond June Futures	06	/2019	251	46,835	611	1	(68)
Gas Oil September Futures	09	/2019	2	123	0	1	0
Gold 100 oz. June Futures	06	/2019	9	1,169	(15)	3	0
Hard Red Winter Wheat July Futures	07	/2019	19	416	(68)	0	(9)
Hard Red Winter Wheat May Futures	05	/2019	2	43	(7)	0	(1)
Lead September Futures	09	/2019	3	152	(6)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures	04	/2019	1	6	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08	/2019	1	5	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12	/2019	1	4	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07	/2019	1	5	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures	06	/2019	1	5	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures	05	/2019	1	6	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11	/2019	1	4	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10	/2019	1	4	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09	/2019	1	4	0	0	0
Natural Gas March Futures	02	/2021	3	83	2	0	0
Natural Gas May Futures	04	/2020	9	232	1	0	(1)
Natural Gas October Futures	09	/2020	3	79	0	0	0
New York Harbor ULSD September Futures	08	/2019	1	84	(1)	0	0
Platinum July Futures	07	/2019	2	85	(1)	1	0
Propane April Futures	04	/2019	2	54	(12)	1	0
Propane June Futures	06	/2019	2	54	(11)	1	0
Propane May Futures	05	/2019	2	54	(11)	1	0
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2019 Futures	05	/2019	149	1	0	0	0
Put Options Strike @ EUR 127.750 on Euro-Bobl June 2019 Futures	05	/2019	27	0	0	0	0
Put Options Strike @ EUR 128.000 on Euro-Bobl June 2019 Futures	05	/2019	107	1	0	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond June 2019 Futures	05	/2019	50	1	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond June 2019 Futures	05	/2019	107	1	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond June 2019 Futures	05	/2019	27	0	0	0	0
Put Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond June 2019 Futures	05	/2019	18	0	0	0	0
RBOB Gasoline August Futures	07	/2019	2	154	(12)	2	0
RBOB Gasoline July Futures	06	/2019	15	1,167	1	12	0
RBOB Gasoline June Futures	05	/2019	2	157	(1)	2	0
RBOB Gasoline September Futures	08	/2019	2	152	3	2	0
Soybean March Futures	03	/2020	3	140	(3)	0	(1)
U.S. Treasury 2-Year Note June Futures	06	/2019	45	9,589	31	0	(10)
U.S. Treasury 5-Year Note June Futures	06	/2019	134	15,521	160	0	(30)
U.S. Treasury 10-Year Note June Futures	06	/2019	55	6,832	17	5	(3)
U.S. Treasury Ultra Long-Term Bond June Futures	06	/2019	18	3,024	99	0	(7)
Wheat December Futures	12	/2019	10	242	(34)	0	(4)
White Sugar August Futures	07	/2019	9	151	(3)	0	(1)
WTI Brent Financial April Futures	04	/2019	1	(7)	1	0	0
WTI Brent Financial August Futures	08	/2019	2	(12)	2	0	0
WTI Brent Financial December Futures	12	/2019	2	(12)	2	0	0
WTI Brent Financial July Futures	07	/2019	2	(12)	1	1	0
WTI Brent Financial June Futures	06	/2019	1	(7)	2	0	0
WTI Brent Financial May Futures	05	/2019	1	(7)	2	0	0
WTI Brent Financial November Futures	11	/2019	2	(12)	2	0	0
WTI Brent Financial October Futures	10	/2019	2	(12)	2	0	0
WTI Brent Financial September Futures	09	/2019	2	(12)	2	0	0
WTI Crude December Futures	11	/2020	7	403	0	0	(2)
WTI Crude December Futures	11	/2021	3	166	5	0	0
WTI Crude July Futures	06	/2019	2	121	0	1	0
WTI Crude June Futures	05	/2019	22	1,326	38	18	0
WTI Crude June Futures	05	/2020	33	1,942	64	13	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

WTI Crude June Futures	05	/2021	21	1,184	(30)	4	0
WTI Crude March Futures	02	/2020	22	1,310	(45)	12	0
WTI Crude May Futures	04	/2019	12	722	31	10	0
WTI Crude September Futures	08	/2019	2	121	(3)	1	0
WTI Crude September Futures	08	/2020	4	233	(18)	1	0
WTI Houston (Argus) vs. WTI Trade August Futures	07	/2019	1	4	2	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11	/2019	1	3	1	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06	/2019	1	5	2	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05	/2019	1	5	3	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04	/2019	1	6	3	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10	/2019	1	3	1	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09	/2019	1	3	1	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08	/2019	1	4	1	0	0
Zinc September Futures	09	/2019	2	144	6	0	0
					$1,064	$135	$(190)

SHORT FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09	/2019	4	$(194)	$(3)	$0	$0
Australia Government 3-Year Note June Futures	06	/2019	22	(1,775)	(10)	1	(1)
Australia Government 10-Year Bond June Futures	06	/2019	8	(787)	(16)	3	(3)
Brent Crude April Futures	04	/2019	1	(68)	6	0	(1)
Brent Crude August Futures	06	/2019	2	(134)	15	0	(1)
Brent Crude December Futures	10	/2022	13	(791)	(5)	0	0
Brent Crude July Futures	05	/2019	11	(739)	(4)	0	(5)
Brent Crude June Futures	04	/2019	18	(1,216)	(27)	0	(9)
Brent Crude June Futures	06	/2019	1	(67)	6	0	(1)
Brent Crude June Futures	05	/2020	29	(1,888)	(44)	0	(12)
Brent Crude June Futures	04	/2021	6	(378)	(7)	0	(2)
Brent Crude June Futures	04	/2022	3	(184)	1	0	0
Brent Crude May Futures	05	/2019	1	(67)	6	0	(1)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond June 2019 Futures	05	/2019	11	(9)	(2)	2	0
Call Options Strike @ USD 70.000 on Brent Crude June 2019 Futures	04	/2019	12	(9)	6	0	0
Call Options Strike @ USD 72.000 on Brent Crude July 2019 Futures	05	/2019	12	(11)	1	0	0
Call Options Strike @ USD 72.500 on Brent Crude July 2019 Futures	05	/2019	12	(9)	4	0	0
Call Options Strike @ USD 73.000 on Brent Crude June 2019 Futures	04	/2019	12	(2)	10	0	0
Cocoa May Futures	05	/2019	1	(23)	0	0	0
Cocoa September Futures	09	/2019	7	(159)	(3)	0	(1)
Copper September Futures	09	/2019	8	(589)	(19)	0	(12)
Corn July Futures	07	/2019	5	(92)	5	4	0
Corn May Futures	05	/2019	17	(303)	23	15	0
Corn September Futures	09	/2019	17	(319)	15	14	0
Euro-BTP Italy Government Bond June Futures	06	/2019	72	(10,415)	(235)	33	0
Euro-Buxl 30-Year Bond June Futures	06	/2019	47	(10,105)	(497)	68	0
Euro-OAT France Government 10-Year Bond June Futures	06	/2019	134	(24,452)	(407)	50	0
Euro-Schatz June Futures	06	/2019	412	(51,750)	(106)	14	(7)
Mars (Argus) vs. WTI Spread Calendar Swap April Futures	04	/2019	1	(6)	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures	06	/2019	1	(5)	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures	05	/2019	1	(5)	0	0	0
Natural Gas April Futures	03	/2020	12	(314)	3	1	0
Natural Gas April Futures	03	/2021	3	(75)	(1)	0	0
Natural Gas June Futures	05	/2019	15	(407)	14	6	0
Natural Gas May Futures	04	/2019	10	(266)	4	4	0
RBOB Gasoline May Futures	04	/2019	2	(158)	2	0	(2)
Silver May Futures	05	/2019	2	(151)	3	0	(1)
Soybean January Futures	01	/2020	3	(139)	3	1	0
Soybean November Futures	11	/2019	16	(735)	24	4	0
Sugar No. 11 July Futures	06	/2019	9	(128)	0	0	0
Sugar No. 11 October Futures	09	/2019	10	(145)	1	0	0
U.S. Treasury 30-Year Bond June Futures	06	/2019	184	(27,537)	(744)	69	0
United Kingdom Long Gilt June Futures	06	/2019	69	(11,626)	(192)	5	(8)
Wheat July Futures	07	/2019	3	(70)	2	2	0
Wheat May Futures	05	/2019	1	(23)	3	0	0
Wheat September Futures	09	/2019	17	(400)	34	7	0
WTI Crude December Futures	11	/2019	99	(5,962)	(270)	1	(59)
WTI Crude December Futures	11	/2021	19	(1,053)	3	1	(1)
WTI Crude December Futures	11	/2022	2	(108)	1	0	0
WTI Crude September Futures	08	/2019	1	(61)	0	1	0
					$(2,396)	$306	$(127)
Total Futures Contracts					$(1,332)	$441	$(317)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG				0.275%	EUR	130	$2	$0	$2	$0	$0
Deutsche Bank AG	1.000	Quarterly	12/20/2019	0.590		100	(1)	2	1	1	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.274		$100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920		200	(11)	12	1	0	0
							$(13)	$18	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$7,742	$(476)	$(52)	$(528)	$0	$(28)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,000	(35)	(12)	(47)	0	(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,500	(156)	17	(139)	0	(9)
						$(667)	$(47)	$(714)	$0	$(39)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal		Annual
	Funds Rate
Receive	Compounded-OIS	2.000%		12/15/2047	$1,420	$4	$90	$94	$9	$0
	1-Day USD-Federal		Annual
	Funds Rate
Receive	Compounded-OIS	2.428		12/20/2047	300	1	(9)	(8)	2	0
	1-Day USD-Federal		Annual
	Funds Rate
Receive	Compounded-OIS	2.478		12/20/2047	693	4	(29)	(25)	5	0
	1-Day USD-Federal		Annual
	Funds Rate
Receive	Compounded-OIS	2.499		12/20/2047	290	1	(13)	(12)	2	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD 1,000	3	(69)	(66)	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	$25,700	1,518	(1,419)	99	0	(48)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	6,000	8	15	23	0	(11)

Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	13,100	(506)	415	(91)	0	(27)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023	1,700	0	40	40	0	(3)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023	2,000	0	47	47	0	(4)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023	2,000	0	48	48	0	(4)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023	3,200	(26)	75	49	0	(7)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026	1,750	9	(16)	(7)	2	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026	4,700	(20)	24	4	6	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026	5,700	59	(54)	5	8	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026	6,100	(42)	176	134	8	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026	2,000	(3)	47	44	3	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026	8,800	205	(71)	134	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	5,070	(102)	294	192	14	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028	8,140	(25)	(188)	(213)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	2,600	144	(129)	15	7	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028	310	4	(13)	(9)	1	0
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028	7,700	0	(198)	(198)	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,666	127	(221)	(94)	8	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048	480	48	(3)	45	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	2,380	286	(243)	43	7	0
Receive	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048	310	0	(26)	(26)	1	0
Receive	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048	300	0	(24)	(24)	1	0
Receive	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048	300	0	(24)	(24)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048	200	5	(12)	(7)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	1,700	101	(254)	(153)	6	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049	GBP 2,110	34	(131)	(97)	17	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY 263,000	(5)	(49)	(54)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	70,000	(1)	(13)	(14)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	230,000	(12)	(65)	(77)	0	(6)
Pay	CPTFEMU	1.535	Maturity	06/15/2023	EUR 1,040	0	28	28	0	(1)
Pay	CPTFEMU	1.066	Maturity	02/15/2024	2,600	0	20	20	0	(2)
Pay	CPTFEMU	1.168	Maturity	03/15/2024	5,700	7	52	59	0	(4)
Pay	CPTFEMU	1.535	Maturity	03/15/2028	700	0	32	32	0	(1)
Pay	CPTFEMU	1.620	Maturity	05/15/2028	960	0	52	52	0	(2)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	400	(1)	(29)	(30)	1	0
Pay	CPTFEMU	1.796	Maturity	11/15/2038	650	0	61	61	0	(3)
Pay	CPTFEMU	1.808	Maturity	11/15/2038	600	0	58	58	0	(3)
Pay	CPTFEMU	1.570	Maturity	03/15/2039	400	0	12	12	0	(2)
Pay	CPTFEMU	1.946	Maturity	03/15/2048	400	1	60	61	0	(3)
Pay	CPTFEMU	1.945	Maturity	11/15/2048	160	0	24	24	0	(1)
Pay	CPTFEMU	1.950	Maturity	11/15/2048	240	1	35	36	0	(2)
Receive	CPURNSA	1.980	Maturity	04/10/2019	$2,140	0	(9)	(9)	0	0
Receive	CPURNSA	1.970	Maturity	04/27/2019	7,920	0	(34)	(34)	1	0
Receive	CPURNSA	1.925	Maturity	05/08/2019	1,170	0	0	0	4	0
Receive	CPURNSA	1.958	Maturity	03/20/2020	1,800	0	(2)	(2)	1	0
Receive	CPURNSA	1.721	Maturity	07/15/2020	6,290	0	(5)	(5)	4	0
Receive	CPURNSA	2.168	Maturity	07/15/2020	2,000	0	(11)	(11)	2	0
Receive	CPURNSA	2.027	Maturity	11/23/2020	1,500	0	(3)	(3)	2	0
Receive	CPURNSA	2.021	Maturity	11/25/2020	1,500	0	(3)	(3)	2	0
Receive	CPURNSA	1.875	Maturity	03/14/2021	2,100	0	(2)	(2)	1	0
Receive	CPURNSA	1.550	Maturity	07/26/2021	1,100	37	(14)	23	1	0
Receive	CPURNSA	1.603	Maturity	09/12/2021	770	23	(10)	13	1	0
Receive	CPURNSA	2.069	Maturity	07/15/2022	700	0	(4)	(4)	2	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,970	0	(64)	(64)	9	0
Receive	CPURNSA	2.263	Maturity	04/27/2023	2,120	0	(46)	(46)	5	0
Receive	CPURNSA	2.263	Maturity	05/09/2023	630	0	(14)	(14)	1	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	960	0	(23)	(23)	1	0
Pay	CPURNSA	1.730	Maturity	07/26/2026	1,100	(59)	27	(32)	0	(3)
Pay	CPURNSA	1.762	Maturity	08/30/2026	1,900	(93)	47	(46)	0	(6)
Pay	CPURNSA	1.800	Maturity	09/12/2026	600	(6)	(7)	(13)	0	(2)
Pay	CPURNSA	1.801	Maturity	09/12/2026	770	(36)	20	(16)	0	(2)
Pay	CPURNSA	1.805	Maturity	09/12/2026	700	(32)	18	(14)	0	(2)
Pay	CPURNSA	1.780	Maturity	09/15/2026	500	(24)	12	(12)	0	(2)
Pay	CPURNSA	2.102	Maturity	07/20/2027	1,800	0	10	10	0	(6)
Pay	CPURNSA	2.080	Maturity	07/25/2027	1,300	0	4	4	0	(4)
Pay	CPURNSA	2.122	Maturity	08/01/2027	1,900	0	13	13	0	(6)
Pay	CPURNSA	2.180	Maturity	09/20/2027	650	0	7	7	0	(2)
Pay	CPURNSA	2.150	Maturity	09/25/2027	600	0	5	5	0	(2)
Pay	CPURNSA	2.155	Maturity	10/17/2027	1,400	0	12	12	0	(5)
Pay	CPURNSA	2.335	Maturity	02/05/2028	2,010	4	59	63	0	(6)
Pay	CPURNSA	2.353	Maturity	05/09/2028	630	0	22	22	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028	950	0	34	34	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	0	35	35	0	(3)
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	0	63	63	0	(6)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR 170	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020	70	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	800	0	(11)	(11)	0	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	5,700	(1)	(30)	(31)	6	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028	520	0	31	31	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	390	1	47	48	0	(2)
Pay	UKRPI	3.633	Maturity	12/15/2028	GBP 200	0	6	6	0	0
Pay	UKRPI	3.400	Maturity	06/15/2030	2,100	35	7	42	0	(3)
Pay	UKRPI	3.530	Maturity	10/15/2031	140	4	(2)	2	0	0
Pay	UKRPI	3.470	Maturity	09/15/2032	4,710	2	(13)	(11)	0	(5)
Pay	UKRPI	3.579	Maturity	10/15/2033	400	0	11	11	0	0
Pay	UKRPI	3.358	Maturity	04/15/2035	300	(7)	4	(3)	0	0
Receive	UKRPI	3.428	Maturity	03/15/2047	350	19	(1)	18	0	(1)
						$1,694	$(1,413)	$281	$177	$(214)
Total Swap Agreements						$1,014	$(1,442)	$(428)	$178	$(253)

(k)	Securities with an aggregate market value of $1,856 and cash of $2,773 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	06	/2019	SGD	522		$386	$1	$0
BOA	04	/2019		$17,493	EUR	15,543	0	(58)
	05	/2019	EUR	15,543		$17,539	57	0
BPS	04	/2019	ARS	6,253		158	14	0
	04	/2019		$247	ARS	10,602	0	(6)
	05	/2019	JPY	730,000		$6,764	154	0
	05	/2019		$96	ARS	4,209	0	(4)
BRC	04	/2019		410	JPY	45,300	0	(1)
	04	/2019		160	MXN	3,040	0	(3)
	05	/2019	MXN	3,040		$159	4	0
CBK	04	/2019	EUR	4,527		5,108	30	0
	04	/2019	GBP	8,076		10,664	145	0
	04	/2019	JPY	45,300		411	2	0
	04	/2019		$7	CNH	45	0	0
	04	/2019		396	GBP	298	0	(8)
	05	/2019	RUB	21,135		$318	0	(2)
	05	/2019		$412	JPY	45,300	0	(2)
	06	/2019	MXN	7,667		$389	0	(1)
	06	/2019		$109	MXN	2,151	0	0
FBF	04	/2019	ARS	3,488		$80	0	0
	04	/2019	CNH	6,153		877	0	(38)
	04	/2019		$88	ARS	3,488	0	(7)
GLM	04	/2019	ARS	3,711		$86	0	0
	04	/2019	AUD	4,313		3,083	21	0
	04	/2019	BRL	1,110		284	1	0
	04	/2019		$90	ARS	3,711	0	(5)
	04	/2019		3,081	AUD	4,347	5	0
	04	/2019		285	BRL	1,110	0	(1)
	05	/2019	AUD	4,347		$3,083	0	(5)
	06	/2019	KRW	1,704,248		1,520	19	0
HUS	04	/2019	CAD	2,886		2,187	27	0
	05	/2019		$56	ARS	2,484	0	(3)
JPM	04	/2019	AUD	34		$24	0	0
	04	/2019	BRL	1,110		285	1	0
	04	/2019	EUR	11,016		12,567	210	0
	04	/2019	MXN	3,040		157	1	0
	04	/2019		$295	BRL	1,110	0	(12)
	04	/2019		885	CNH	6,108	24	0
	01	/2020	BRL	1,164		$303	12	0
MSB	05	/2019		$24	ARS	1,038	0	(2)
	05	/2019		1,807	RUB	119,935	9	0
NGF	04	/2019	ARS	946		$22	0	0
	04	/2019		$22	ARS	946	0	0
	05	/2019		21		946	0	0
SCX	04	/2019	NZD	2,666		$1,833	18	0
	04	/2019		$10,297	GBP	7,778	0	(167)
	04	/2019		1,812	NZD	2,666	4	0
	05	/2019	GBP	7,778		$10,313	167	0
	05	/2019	NZD	2,666		1,813	0	(4)
	06	/2019	TWD	51,850		1,688	3	0
	06	/2019		$1,695	IDR	24,189,316	0	(17)
TOR	06	/2019		1,554	COP	4,862,354	0	(35)
UAG	04	/2019		2,150	CAD	2,886	10	0
	05	/2019	CAD	2,886		$2,151	0	(10)
Total Forward Foreign Currency Contracts							$939	$(391)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
BRC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600%	04/17/2019	17,000	$3	$0
MYC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.300	04/17/2019	1,500	0	0
						$3	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
	Call - OTC 2-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Pay	2.500%	02/20/2020	22,600	$100	$173
	Call - OTC 2-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2020	22,400	91	172
	Call - OTC 2-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.250	03/26/2020	35,000	208	186
	Call - OTC 2-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.250	03/27/2020	11,100	75	59
							$474	$590

OPTIONS ON SECURITIES

		Strike	Expiration	Notional		Market
Counterparty	Description	Price	Date	Amount**	Cost	Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2049	$108.500	04/03/2019	6,600	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	73.000	05/06/2019	8,300	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	76.500	05/06/2019	14,600	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	70.000	05/06/2019	12,100	1	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	72.000	05/06/2019	2,200	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	75.000	05/06/2019	600	0	0
					$2	$0
Total Purchased Options					$479	$590

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS
		Strike	Expiration	Notional	Premiums	Market
Counterparty	Description	Price	Date	Amount**	(Received)	Value

MYC	Call - OTC WTI-Brent Crude Spread June 2019 Futures	7.000	04/29/2019	2	$(1)	$(1)
	Put - OTC WTI-Brent Crude Spread June 2019 Futures	10.000	04/29/2019	2	(1)	0
					$(2)	$(1)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	800	$(1)	$0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	700	(1)	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	1,700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	900	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	800	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	1,200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	900	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	300	(1)	0
						$(11)	$0

INFLATION-CAPPED OPTIONS

		Initial	Floating	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Rate	Date(1)	Amount**	(Received)	Value
			Maximum of [(1 + 0.000%)[10]- (Final
CBK	Floor - OTC CPURNSA	216.687	Index/Initial Index)] or 0	04/07/2020	11,600	$(103)	$0
			Maximum of [(1 + 0.000%)[10]- (Final
	Floor - OTC CPURNSA	217.965	Index/Initial Index)] or 0	09/29/2020	1,000	(13)	0
			Maximum of [(Final Index/Initial Index - 1)
GLM	Cap - OTC CPALEMU	100.151	- 3.000%] or 0	06/22/2035	1,200	(55)	(3)
			Maximum of [(Final Index/Initial Index - 1)
JPM	Cap - OTC CPURNSA	234.781	- 4.000%] or 0	05/16/2024	600	(4)	0
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	234.812	Index - 1)] or 0	03/24/2020	4,600	(52)	0
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	238.654	Index - 1)] or 0	10/02/2020	2,000	(37)	(1)
						$(264)	$(4)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS
		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Call - OTC 5-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	2.521%	02/20/2020	9,700	$(100)	$(171)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.527	02/21/2020	9,500	(90)	(169)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.338	03/26/2020	7,100	(98)	(93)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.344	03/26/2020	7,100	(107)	(94)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.361	03/27/2020	4,600	(75)	(63)
							$(470)	$(590)

INTEREST RATE-CAPPED OPTIONS
		Exercise	Floating Rate	Expiration	Notional	Premiums	Market
Counterparty	Description	Rate	Index	Date	Amount**	(Received)	Value
	Call - OTC 1-Year Interest Rate
MYC	Floor (2)	0.000%	10-Year USD-ISDA 2-Year USD-ISDA	01/02/2020	21,600	$(17)	$(7)

OPTIONS ON SECURITIES
		Strike	Expiration	Notional	Premiums	Market
Counterparty	Description	Price	Date	Amount**	(Received)	Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	$98.641	06/06/2019	1,900	$(4)	$(5)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2049	100.641	06/06/2019	1,900	(4)	(2)
					$(8)	$(7)
Total Written Options					$(772)	$(609)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 2Q19	8.600					$1	$1	$0
	Receive	EURMARGIN 4Q19	6.080					0	0	0
	Receive	EURMARGIN CAL20	10.000	Maturity	12/31/2020	6,000	(9)	4	0	(5)
	Receive	NAPGASFO J19	5.350	Maturity	04/30/2019	800	(2)	2	0	0
	Receive	PLATGOLD N9	410.750	Maturity	07/09/2019	300	0	(10)	0	(10)
	Hard Red Winter Wheat July
CBK	Receive	Futures	478.000	Maturity	06/21/2019	10,000	0	(4)	0	(4)
	Receive	MEHMID CAL20	1.840	Maturity	12/31/2021	4,800	0	2	2	0
GST	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	15,000	0	(2)	0	(2)
	Receive	CBOT Corn December Futures	398.750	Maturity	11/22/2019	10,000	0	(1)	0	(1)
	Receive	CBOT Corn December Futures	402.250	Maturity	11/22/2019	40,000	0	(7)	0	(7)
	Receive	CBOT Corn December Futures	403.250	Maturity	11/22/2019	20,000	0	(4)	0	(4)
	Pay	CBOT Wheat July Futures	523.696	Maturity	06/21/2019	5,000	0	3	3	0
	Pay	CBOT Wheat July Futures	524.000	Maturity	06/21/2019	20,000	0	12	12	0
	Pay	CBOT Wheat July Futures	525.000	Maturity	06/21/2019	35,000	0	21	21	0
	Pay	CBOT Wheat July Futures	532.250	Maturity	06/21/2019	25,000	0	17	17	0
	Pay	CBOT Wheat July Futures	532.500	Maturity	06/21/2019	10,000	0	7	7	0
	Pay	CBOT Wheat July Futures	532.581	Maturity	06/21/2019	5,000	0	4	4	0
	Receive	COCL CAL19	5.300	Maturity	12/31/2019	1,800	0	(2)	0	(2)
	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	100,000	0	(2)	0	(2)
	Pay	EURMARGIN 3Q19	8.288	Maturity	09/30/2019	2,100	0	0	0	0
	Receive	EURMARGIN 4Q19	5.415	Maturity	12/31/2019	1,500	0	1	1	0
	Receive	EURMARGIN CAL19	7.050	Maturity	12/31/2019	4,500	(1)	4	3	0
	Receive	MEHCL CAL19	2.650	Maturity	12/31/2019	1,600	0	2	2	0
	Pay	NAPGASFO J19	5.300	Maturity	04/30/2019	800	0	0	0	0
JPM	Receive	CBOT Corn December Futures	398.375	Maturity	11/22/2019	10,000	0	(1)	0	(1)
	Receive	CBOT Corn December Futures	398.500	Maturity	11/22/2019	5,000	0	(1)	0	(1)
	Pay	CBOT Soybean November Futures	948.000	Maturity	10/25/2019	15,000	0	4	4	0
	Pay	CBOT Soybean November Futures	953.688	Maturity	10/25/2019	20,000	0	7	7	0
	Pay	CBOT Wheat July Futures	502.500	Maturity	06/21/2019	15,000	0	6	6	0
	Pay	CBOT Wheat May Futures	511.000	Maturity	04/26/2019	10,000	0	5	5	0
	Receive	EURMARGIN 4Q19	5.350	Maturity	12/31/2019	300	0	0	0	0
	Receive	EURMARGIN CAL19	6.750	Maturity	12/31/2019	1,800	(1)	3	2	0
	Receive	EURMARGIN CAL20	9.900	Maturity	12/31/2020	1,200	0	(1)	0	(1)
	Hard Red Winter Wheat July
	Receive	Futures	479.375	Maturity	06/21/2019	10,000	0	(4)	0	(4)
	Hard Red Winter Wheat July
	Receive	Futures	501.500	Maturity	06/21/2019	5,000	0	(3)	0	(3)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

	Hard Red Winter Wheat July
	Receive	Futures	504.500	Maturity	06/21/2019	5,000	0	(3)	0	(3)
MAC	Receive	COCL CAL19	5.380	Maturity	12/31/2019	2,700	0	(3)	0	(3)
	Receive	EURMARGIN 2Q4Q19	6.630	Maturity	12/31/2019	1,800	0	2	2	0
	Pay	EURMARGIN 3Q19	8.260	Maturity	09/30/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q19	5.400	Maturity	12/31/2019	900	0	1	1	0
	Receive	EURMARGIN CAL20	8.500	Maturity	12/31/2020	6,000	0	4	4	0
	Receive	EURMARGIN CAL20	8.950	Maturity	12/31/2020	2,400	0	0	0	0
	Hard Red Winter Wheat July
	Receive	Futures	515.500	Maturity	06/21/2019	10,000	0	(8)	0	(8)
	Receive	MEHCL CAL19	2.700	Maturity	12/31/2019	2,400	0	4	4	0
MYC	Receive	EURMARGIN 2H19	6.870	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 2H19	6.970	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 2H19	7.150	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 2Q19	7.000	Maturity	06/30/2019	900	0	1	1	0
	Receive	EURMARGIN 2Q19	7.005	Maturity	06/30/2019	1,200	0	2	2	0
	Pay	EURMARGIN 2Q19	8.570	Maturity	06/30/2019	1,200	0	0	0	0
	Pay	EURMARGIN 2Q19	8.610	Maturity	06/30/2019	600	0	0	0	0
	Pay	EURMARGIN 2Q19	8.650	Maturity	06/30/2019	1,200	0	1	1	0
	Pay	EURMARGIN 3Q19	8.220	Maturity	09/30/2019	450	0	0	0	0
	Pay	EURMARGIN 3Q19	8.250	Maturity	09/30/2019	450	0	0	0	0
	Pay	EURMARGIN 3Q19	9.590	Maturity	09/30/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	600	0	0	0	0
	Receive	EURMARGIN 4Q19	6.060	Maturity	12/31/2019	1,200	0	0	0	0
	Receive	EURMARGIN CAL19	8.920	Maturity	12/31/2019	1,800	0	0	0	0
	Receive	EURMARGIN CAL20	8.520	Maturity	12/31/2020	1,200	0	1	1	0
	Receive	EURMARGIN CAL20	8.580	Maturity	12/31/2020	16,800	0	9	9	0
	Receive	EURMARGIN CAL20	8.860	Maturity	12/31/2020	2,400	0	1	1	0
	Receive	EURMARGIN CAL20	9.970	Maturity	12/31/2020	1,200	0	(1)	0	(1)
							$(13)	$74	$123	$(62)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International
BOA	Bond	(1.000)%	Quarterly	12/20/2023	1.092%	$150	$1	$0	$1	$0
	Mexico Government International
BPS	Bond	(1.000)	Quarterly	12/20/2023	1.092	350	3	(2)	1	0
	Mexico Government International
BRC	Bond	(1.000)	Quarterly	12/20/2023	1.092	1,750	16	(10)	6	0
	Mexico Government International
GST	Bond	(1.000)	Quarterly	12/20/2023	1.092	200	2	(1)	1	0
	Mexico Government International
HUS	Bond	(1.000)	Quarterly	12/20/2023	1.092	950	9	(5)	4	0
							$31	$(18)	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

								Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$50	$8	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	20	3	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	(1)	0	(2)
						$(60)	$69	$11	$(2)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS 2,690	$0	$(2)	$0	$(2)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028	580	0	7	7	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$1,200	10	(131)	0	(121)
	Pay	CPURNSA	2.560	Maturity	05/08/2023	13,100	0	(1,367)	0	(1,367)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS 4,990	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	3,110	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	2,080	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028	1,050	0	11	11	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028	650	0	5	5	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028	440	0	6	6	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	1,640	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028	350	0	5	5	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	2,570	0	(3)	0	(3)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028	550	0	9	9	0
						$10	$(1,462)	$44	$(1,496)

TOTAL RETURN SWAPS ON COMMODITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
				2.550% (3-Month
				U.S. Treasury Bill
				rate plus a
BPS	Receive	BCOMF1T Index	20,831	specified spread)	Monthly	02/14/2020	$7,067	$0	$(49)	$0	$(49)
				2.530% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR Index	62,686	specified spread)	Monthly	02/14/2020	10,700	(9)	(58)	0	(67)
				2.550% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR1 Index	27,507	specified spread)	Monthly	02/14/2020	2,047	0	(13)	0	(13)
				2.550% (3-Month
				U.S. Treasury Bill
				rate plus a
CBK	Receive	BCOMF1T Index	105	specified spread)	Monthly	02/14/2020	36	0	0	0	0
				2.530% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR Index	143,537	specified spread)	Monthly	02/14/2020	24,502	0	(154)	0	(154)
				2.560% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	CIXBSTR3 Index	236,898	specified spread)	Monthly	02/14/2020	43,698	0	(275)	0	(275)
	Receive	CIXBXMB2 Index	38,897	0.170%	Monthly	02/14/2020	4,365	0	0	1	(1)
				2.530% (3-Month
				U.S. Treasury Bill
				rate plus a
CIB	Receive	BCOMTR Index	5,671	specified spread)	Monthly	02/14/2020	968	0	(6)	0	(6)
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/14/2020	2,498	0	(3)	0	(3)
				2.510% (3-Month
				U.S. Treasury Bill
				rate plus a
FBF	Receive	BCOMTR Index	125,200	specified spread)	Monthly	02/14/2020	21,372	0	(134)	0	(134)
				2.550% (3-Month
				U.S. Treasury Bill
				rate plus a
GST	Receive	BCOMF1T Index	104,963	specified spread)	Monthly	02/14/2020	35,608	0	(248)	0	(248)
	Receive	CMDSKEWLS Index	36,220	0.250%	Monthly	02/14/2020	6,773	0	28	28	0
				2.560% (3-Month
				U.S. Treasury Bill
				rate plus a
JPM	Receive	BCOMF1T Index	672	specified spread)	Monthly	02/14/2020	228	0	(2)	0	(2)
				2.540% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR Index	23,530	specified spread)	Monthly	02/14/2020	4,017	0	(25)	0	(25)
	Receive	JMABCT3E Index	23,015	0.150%	Monthly	02/14/2020	2,655	0	4	4	0
	Receive	JMABDEWE Index	6,393	0.300%	Monthly	02/14/2020	7,053	0	61	61	0
	Receive	JMABFNJ1 Index	101,470	0.350%	Monthly	02/14/2020	10,399	(1)	68	67	0
	Receive	JMABNIC2 Index	18,470	0.170%	Monthly	02/14/2020	7,807	0	(32)	0	(32)
				2.540% (3-Month
				U.S. Treasury Bill
				rate plus a
MAC	Receive	BCOMTR1 Index	113,048	specified spread)	Monthly	02/14/2020	10,755	0	(68)	0	(68)
				2.540% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR2 Index	147,836	specified spread)	Monthly	02/14/2020	13,319	0	(82)	0	(82)
	Receive	MQCP563E Index	3,643	0.950%	Monthly	02/14/2020	466	0	0	0	0
	Receive	PIMCODB Index	24,068	0.000%	Monthly	02/14/2020	2,498	0	(3)	0	(3)
				2.530% (3-Month
				U.S. Treasury Bill
				rate plus a
MEI	Receive	BCOMTR2 Index	292,026	specified spread)	Monthly	02/14/2020	36,995	0	(224)	0	(224)
				2.520% (3-Month
				U.S. Treasury Bill
				rate plus a
MYC	Receive	BCOMTR Index	430,298	specified spread)	Monthly	02/14/2020	73,452	0	(461)	0	(461)
				2.560% (3-Month
				U.S. Treasury Bill
				rate plus a
	Receive	BCOMTR1 Index	232,041	specified spread)	Monthly	02/14/2020	43,896	0	(276)	0	(276)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

				2.510% (3-Month
				U.S. Treasury Bill
				rate plus a
RBC	Receive	RBCAEC0T Index	50,266	specified spread)	Monthly	02/14/2020	2,920	0	(18)	0	(18)
				2.540% (3-Month
				U.S. Treasury Bill
				rate plus a
SOG	Receive	BCOMTR Index	2,272	specified spread)	Monthly	02/14/2020	388	0	(2)	0	(2)
	(10)	$(1,972)	$161	$(2,143)

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index(9)	7.023%	Maturity	07/29/2020	$943	$0	$50	$50	$0
	Pay	GOLDLNPM Index(9)	7.840	Maturity	09/09/2020	179	0	11	11	0
JPM	Receive	GOLDLNPM Index(9)	3.861	Maturity	07/29/2020	865	0	(23)	0	(23)
	Receive	GOLDLNPM Index(9)	3.976	Maturity	07/29/2020	78	0	(2)	0	(2)
	Receive	GOLDLNPM Index(9)	4.268	Maturity	09/09/2020	179	0	(5)	0	(5)
MYC	Pay	GOLDLNPM Index(9)	3.294	Maturity	07/17/2019	303	0	7	7	0
	Pay	GOLDLNPM Index(9)	3.240	Maturity	07/26/2019	304	0	7	7	0
	Pay	GOLDLNPM Index(9)	3.063	Maturity	10/08/2019	314	0	7	7	0
	Pay	GOLDLNPM Index(9)	1.960	Maturity	05/12/2020	179	0	1	1	0
	Receive	SLVRLND Index(9)	3.706	Maturity	07/09/2019	260	0	(4)	0	(4)
	Receive	SLVRLND Index(9)	7.317	Maturity	07/17/2019	203	0	(11)	0	(11)
	Receive	SLVRLND Index(9)	7.398	Maturity	07/26/2019	202	0	(11)	0	(11)
	Receive	SLVRLND Index(9)	7.023	Maturity	10/08/2019	207	0	(9)	0	(9)
	Receive	SLVRLND Index(9)	4.580	Maturity	05/12/2020	117	0	(2)	0	(2)
SOG	Pay	GOLDLNPM Index(9)	1.782	Maturity	06/08/2020	150	0	1	1	0
	Receive	SLVRLND Index(9)	4.410	Maturity	06/08/2020	95	0	(1)	0	(1)
	Receive	SPGCICP Index(9)	4.000	Maturity	07/26/2019	50	0	0	0	0
							$0	$16	$84	$(68)
Total Swap Agreements							$(42)	$(3,293)	$436	$(3,771)

(m)	Securities with an aggregate market value of $2,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	YOY options may have a series of expirations.

(2)	The underlying instrument has a forward starting effective date.

(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(9)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,850	$0	$20,850
Industrials	0	16,069	0	16,069
Utilities	0	7,101	0	7,101
U.S. Government Agencies	0	46,330	0	46,330
U.S. Treasury Obligations	0	309,944	0	309,944
Non-Agency Mortgage-Backed Securities	0	9,650	0	9,650
Asset-Backed Securities	0	26,553	0	26,553
Sovereign Issues	0	30,343	0	30,343
Short-Term Instruments
Certificates of Deposit	0	2,404	0	2,404
Commercial Paper	0	2,096	0	2,096
Repurchase Agreements	0	56,514	0	56,514
Japan Treasury Bills	0	6,588	0	6,588

	$0	$534,442	$0	$534,442
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,780	$0	$0	$3,780

Total Investments	$3,780	$534,442	$0	$538,222

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,566)	$0	$(6,566)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	441	179	0	620
Over the counter	0	1,965	0	1,965

	$441	$2,144	$0	$2,585
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(434)	(259)	0	(693)
Over the counter	0	(4,771)	0	(4,771)

	$(434)	$(5,030)	$0	$(5,464)

Total Financial Derivative Instruments	$7	$(2,886)	$0	$(2,879)

Totals	$3,787	$524,990	$0	$528,777

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 115.8% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Caesars Resort Collection LLC
5.249% (LIBOR03M + 2.750%) due 12/22/2024 ~		$296	$293
Charter Communications Operating LLC
4.500% (LIBOR03M + 2.000%) due 04/30/2025 ~		195	193
Dell International LLC
4.500% (LIBOR03M + 2.000%) due 09/07/2023 ~		199	197
Pacific Gas & Electric Co.
TBD% due 12/31/2020 μ		1,000	1,003
RegionalCare Hospital Partners Holdings, Inc.
6.982% (LIBOR03M + 4.500%) due 11/16/2025 ~		599	594
Total Loan Participations and Assignments (Cost $2,277)			2,280

CORPORATE BONDS & NOTES 28.7%

BANKING & FINANCE 18.2%

ABN AMRO Bank NV
4.750% due 07/28/2025		100	104
AerCap Ireland Capital DAC
3.950% due 02/01/2022		500	507
AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		100	55
Aircastle Ltd.
5.500% due 02/15/2022		600	630
American International Group, Inc.
4.125% due 02/15/2024		300	310
Aviation Capital Group LLC
3.576% (US0003M + 0.950%) due 06/01/2021 ~		900	900
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)	EUR	200	230
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	2,000	123
3.550% due 03/05/2024 •		$1,400	1,423
5.875% due 03/15/2028 •(h)		600	610
Barclays Bank PLC
7.625% due 11/21/2022 (i)		400	435
14.000% due 06/15/2019 •(h)	GBP	500	668
Barclays PLC
4.375% due 01/12/2026		$1,000	1,007
6.500% due 09/15/2019 •(h)(i)	EUR	200	227
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$300	300
BNP Paribas S.A.
4.705% due 01/10/2025 •		400	416
Citibank N.A.
3.400% due 07/23/2021		500	507
Citigroup, Inc.
4.044% due 06/01/2024 •		600	620
6.250% due 08/15/2026 •(h)		200	211
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	498
3.750% due 07/21/2026		700	692
6.875% due 03/19/2020 (i)	EUR	1,100	1,314
Credit Agricole S.A.
6.500% due 06/23/2021 •(h)		300	361
Credit Suisse AG
6.500% due 08/08/2023 (i)		$600	644
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	541
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		700	706
Deutsche Bank AG
4.250% due 10/14/2021		1,450	1,458
Ford Motor Credit Co. LLC
0.060% due 12/01/2021 •	EUR	100	107
0.122% due 05/14/2021 •		200	217
3.157% due 08/04/2020		$500	497
3.919% (US0003M + 1.235%) due 02/15/2023 ~		900	852
5.345% (US0003M + 2.550%) due 01/07/2021 ~		200	202
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	794
3.200% due 02/23/2023		300	301
3.625% due 01/22/2023		300	305

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.691% due 06/05/2028 •		1,800	1,784
Harley-Davidson Financial Services, Inc.
3.555% (US0003M + 0.940%) due 03/02/2021 ~		800	800
HSBC Holdings PLC
3.400% due 03/08/2021		600	606
4.292% due 09/12/2026 •		500	516
4.295% (US0003M + 1.500%) due 01/05/2022 ~		400	409
4.300% due 03/08/2026		500	520
5.875% due 09/28/2026 •(h)(i)	GBP	400	526
6.250% due 03/23/2023 •(h)(i)		$500	500
International Lease Finance Corp.
8.250% due 12/15/2020		900	973
JPMorgan Chase & Co.
3.797% due 07/23/2024 •		300	308
4.106% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,038
6.221% (US0003M + 3.470%) due 04/30/2019 ~(h)		502	505
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	400	522
7.625% due 06/27/2023 •(h)(i)		1,956	2,699
7.875% due 06/27/2029 •(h)(i)		200	287
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		$700	688
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		500	515
Morgan Stanley
3.125% due 01/23/2023		200	201
3.591% due 07/22/2028 •		800	795
3.772% due 01/24/2029 •		100	101
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		600	600
Nationstar Mortgage Holdings, Inc.
9.125% due 07/15/2026		600	610
Nationwide Building Society
3.766% due 03/08/2024 •		300	299
4.302% due 03/08/2029 •		1,700	1,728
Navient Corp.
5.875% due 03/25/2021		200	207
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2019	DKK	5,000	762
Nykredit Realkredit A/S
1.000% due 10/01/2019		31,200	4,729
Realkredit Danmark A/S
1.000% due 04/01/2019		5,500	826
2.000% due 04/01/2019		8,000	1,202
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(h)(i)		$1,200	1,281
Santander UK PLC
3.400% due 06/01/2021		500	504
Springleaf Finance Corp.
6.125% due 05/15/2022		250	260
6.125% due 03/15/2024		800	820
Standard Chartered PLC
3.813% (US0003M + 1.130%) due 08/19/2019 ~		800	803
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	50	66
Synchrony Bank
3.000% due 06/15/2022		$500	494
Toronto-Dominion Bank
3.795% (US0003M + 1.000%) due 04/07/2021 ~		800	811
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,330
7.625% due 08/17/2022 (i)		250	275
UniCredit SpA
6.687% (US0003M + 3.900%) due 01/14/2022 ~		600	620
7.830% due 12/04/2023		900	1,003
Unigel Luxembourg S.A.
10.500% due 01/22/2024		400	433
Wells Fargo & Co.
2.600% due 07/22/2020		200	200
2.625% due 07/22/2022		400	397
3.000% due 02/19/2025		1,300	1,287
3.584% due 05/22/2028 •		400	402
			56,014
INDUSTRIALS 7.9%

AbbVie, Inc.
3.750% due 11/14/2023		100	103
Allergan Sales LLC
4.875% due 02/15/2021		233	240
Altice Financing S.A.
6.625% due 02/15/2023		400	410
7.500% due 05/15/2026		700	695
Amazon.com, Inc.
4.050% due 08/22/2047		600	635

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

American Airlines Pass-Through Trust
3.000% due 04/15/2030		369	358
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028		600	610
Bausch Health Americas, Inc.
8.500% due 01/31/2027		300	319
BC ULC
4.250% due 05/15/2024		300	298
Broadcom Corp.
3.000% due 01/15/2022		400	399
3.625% due 01/15/2024		100	100
CCO Holdings LLC
5.000% due 02/01/2028		700	694
Charter Communications Operating LLC
4.464% due 07/23/2022		100	104
4.908% due 07/23/2025		400	422
6.484% due 10/23/2045		100	112
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	654
7.000% due 06/30/2024		200	226
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		200	199
Conagra Brands, Inc.
4.300% due 05/01/2024		800	830
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)		302	113
Continental Resources, Inc.
4.375% due 01/15/2028		300	309
CVS Health Corp.
4.100% due 03/25/2025		800	823
Dell International LLC
4.420% due 06/15/2021		850	872
6.020% due 06/15/2026		150	161
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		800	782
2.820% due 01/19/2022		900	898
DISH DBS Corp.
7.875% due 09/01/2019		400	406
Energy Transfer Partners LP
5.000% due 10/01/2022		1,500	1,583
Exela Intermediate LLC
10.000% due 07/15/2023		300	307
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~		900	896
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	200	229
IRB Holding Corp.
6.750% due 02/15/2026		$300	283
Komatsu Finance America, Inc.
2.118% due 09/11/2020		300	296
Marvell Technology Group Ltd.
4.200% due 06/22/2023		500	510
Murphy Oil Corp.
5.750% due 08/15/2025		200	207
Newfield Exploration Co.
5.375% due 01/01/2026		500	541
NVR, Inc.
3.950% due 09/15/2022		900	925
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		500	503
QUALCOMM, Inc.
4.800% due 05/20/2045		100	102
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		800	788
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		400	406
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	129
Rockwell Collins, Inc.
2.800% due 03/15/2022		300	299
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	728
Sands China Ltd.
5.125% due 08/08/2025		600	626
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	407
Transocean, Inc.
7.250% due 11/01/2025		600	595
VMware, Inc.
2.950% due 08/21/2022		900	891
WPP Finance
4.750% due 11/21/2021		900	931

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	301
			24,255
UTILITIES 2.6%

Antero Midstream Partners LP
5.750% due 03/01/2027		700	712
AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		800	804
4.100% due 02/15/2028		306	309
Duke Energy Corp.
3.251% (US0003M + 0.650%) due 03/11/2022 ~		500	501
NextEra Energy Capital Holdings, Inc.
3.352% (US0003M + 0.720%) due 02/25/2022 ~		800	802
Petrobras Global Finance BV
5.999% due 01/27/2028		1,868	1,895
6.250% due 12/14/2026	GBP	100	143
6.850% due 06/05/2115		$350	340
Rio Oil Finance Trust
9.250% due 07/06/2024		444	485
Sprint Communications, Inc.
7.000% due 03/01/2020		200	206
Tallgrass Energy Partners LP
4.750% due 10/01/2023		800	808
Verizon Communications, Inc.
3.784% (US0003M + 1.100%) due 05/15/2025 ~		600	601
4.125% due 03/16/2027		300	314
			7,920
Total Corporate Bonds & Notes (Cost $88,027)			88,189

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		70	78

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		175	178

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		3,000	189
Total Municipal Bonds & Notes (Cost $428)			445

U.S. GOVERNMENT AGENCIES 18.8%

Fannie Mae
3.500% due 12/01/2047 - 07/01/2048		7,760	7,885
Fannie Mae, TBA
3.000% due 05/01/2049		4,100	4,079
3.500% due 05/01/2049		38,100	38,603
4.000% due 05/01/2049		5,600	5,756
Freddie Mac
1.479% due 10/25/2021 ~(a)		341	11
3.666% due 07/15/2047 •(a)		1,094	205
Ginnie Mae, TBA
4.000% due 04/01/2049		1,000	1,033
Total U.S. Government Agencies (Cost $57,015)			57,572

U.S. TREASURY OBLIGATIONS 34.3%

U.S. Treasury Bonds
2.875% due 11/15/2046		150	152
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021		6,584	6,534
0.125% due 07/15/2024		848	838
0.250% due 01/15/2025		5,908	5,850
0.375% due 07/15/2027		3,087	3,066
0.625% due 01/15/2026		5,106	5,167
2.000% due 01/15/2026 (o)		824	910
2.375% due 01/15/2025		2,671	2,968
2.375% due 01/15/2027		2,134	2,442
U.S. Treasury Notes
1.250% due 07/31/2023		4,000	3,839
1.375% due 06/30/2023		7,550	7,290
1.375% due 08/31/2023		4,600	4,435
1.750% due 09/30/2022		5,700	5,610
1.875% due 12/15/2020		1,500	1,489
1.875% due 07/31/2022		5,200	5,142
2.000% due 05/31/2021 (m)(o)		1,100	1,094

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

2.000% due 12/31/2021 (m)		3,600	3,580
2.000% due 07/31/2022 (k)(o)		11,400	11,320
2.000% due 11/30/2022 (m)		1,000	992
2.000% due 04/30/2024		3,600	3,558
2.125% due 09/30/2021 (k)(m)		16,500	16,453
2.250% due 12/31/2023		4,150	4,153
2.250% due 01/31/2024		1,270	1,271
2.500% due 05/15/2024		1,800	1,822
2.750% due 02/15/2024		5,200	5,323
Total U.S. Treasury Obligations (Cost $106,141)			105,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%

American Home Mortgage Assets Trust
2.696% due 06/25/2037 •		778	732
Banc of America Funding Trust
2.648% due 02/20/2047 •		819	791
2.678% due 07/20/2036 •		1,304	1,288
Banc of America Mortgage Trust
4.359% due 06/25/2035 ~		109	103
BCAP LLC Trust
5.250% due 06/26/2036		393	254
Bear Stearns Adjustable Rate Mortgage Trust
4.119% due 11/25/2034 ~		482	434
4.685% due 01/25/2035 ~		9	10
CBA Commercial Small Balance Commercial Mortgage
2.986% due 06/25/2038 •		961	698
Countrywide Alternative Loan Trust
2.656% due 01/25/2037 ^•		445	434
2.668% due 02/20/2047 ^•		286	233
5.500% due 04/25/2035		813	688
6.000% due 02/25/2037 ^		392	287
6.500% due 11/25/2037 ^		520	387
Countrywide Home Loan Mortgage Pass-Through Trust
3.545% due 02/20/2036 ~		374	305
3.923% due 08/25/2034 ~		194	189
Credit Suisse Mortgage Capital Certificates
3.150% due 12/27/2035 •		769	764
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.816% due 08/25/2037 ^•		611	531
Downey Savings & Loan Association Mortgage Loan Trust
2.672% due 10/19/2036 •		588	519
First Horizon Alternative Mortgage Securities Trust
4.048% due 01/25/2036 ^~		212	164
4.173% due 06/25/2036 ^~		234	216
4.330% due 06/25/2034 ~		127	127
First Horizon Mortgage Pass-Through Trust
4.363% due 11/25/2037 ^~		1,546	1,411
GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		531	585
HarborView Mortgage Loan Trust
3.302% due 11/19/2034 ^•		49	45
IndyMac Mortgage Loan Trust
2.696% due 04/25/2046 •		2,159	2,008
3.805% due 08/25/2037 ^~		300	259
4.395% due 10/25/2034 ~		24	25
Lehman XS Trust
2.656% due 12/25/2036 ^•		1	13
2.711% due 08/25/2046 •		484	455
Mortgage Equity Conversion Asset Trust
2.980% due 05/25/2042 «•		633	589
RBSSP Resecuritization Trust
2.740% due 02/26/2037 •		474	469
Residential Accredit Loans, Inc. Trust
5.990% due 09/25/2037 ~		1,136	962
RMAC Securities PLC
0.995% due 06/12/2044 •	GBP	1,174	1,437
Structured Asset Mortgage Investments Trust
2.686% due 08/25/2036 •		$557	704
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035^		216	215
Thornburg Mortgage Securities Trust
2.616% due 06/25/2037 •		300	290
3.736% due 06/25/2037 ^•		44	42
Towd Point Mortgage Funding
0.000%due 10/20/2051 •(b)	GBP	1,900	2,475
WaMu Mortgage Pass-Through Certificates Trust
2.946% due 04/25/2045 •		$62	63
Washington Mutual Mortgage Pass-Through Certificates Trust
3.936% due 09/25/2035 ^•		807	706

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.881% due 06/25/2035 ~	139	143
Total Non-Agency Mortgage-Backed Securities (Cost $20,715)		22,050

ASSET-BACKED SECURITIES 21.1%

Accredited Mortgage Loan Trust
3.001% due 09/25/2035 •	1,000	885
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.206% due 03/25/2035 •	425	427
Argent Securities Trust
2.636% due 07/25/2036 •	757	653
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.866% due 02/25/2036 •	1,597	1,235
Asset-Backed Funding Certificates Trust
2.646% due 01/25/2037 •	2,798	1,830
2.706% due 01/25/2037 •	1,947	1,284
Asset-Backed Securities Corp. Home Equity Loan Trust
3.506% due 07/25/2035 •	4,263	4,149
Bear Stearns Asset-Backed Securities Trust
2.976% due 09/25/2035 •	1,100	1,091
3.161%due 11/25/2035^•	1,650	1,652
Belle Haven ABS CDO Ltd.
3.098% due 11/03/2044 •	235	108
3.138% due 11/03/2044 •	361	168
Business Jet Securities LLC
4.447% due 06/15/2033	434	439
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •	692	700
Citigroup Mortgage Loan Trust, Inc.
2.936% due 10/25/2035 ^•	1,000	993
Countrywide Asset-Backed Certificates
2.616% due 12/25/2036^•	355	329
2.626% due 08/25/2037 •	1,465	1,441
2.626% due 08/25/2037 ^•	514	484
2.626% due 06/25/2047 ^•	564	507
2.636% due 07/25/2036 ^•	127	127
2.636% due 04/25/2047 ^•	505	491
2.666% due 11/25/2047 ^•	543	485
2.696% due 05/25/2047 ^•	1,824	1,569
4.756% due 07/25/2036 Ø	300	301
Countrywide Asset-Backed Certificates Trust
3.491% due 08/25/2035 •	1,610	1,619
6.095% due 08/25/2035 Ø	330	338
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	202	203
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.824% due 03/25/2037 ^Ø	2,463	1,385
First Franklin Mortgage Loan Trust
2.846% due 11/25/2035 •	3,857	3,706
GSAA Home Equity Trust
2.766% (US0001M + 0.280%) due 07/25/2037 ~	2,876	1,711
5.985% due 06/25/2036 ~	1,145	530
GSAMP Trust
2.686% due 11/25/2036 •	992	602
2.716% due 03/25/2047 •	2,000	1,768
Home Equity Asset Trust
3.176% due 08/25/2035 •	1,900	1,873
HSI Asset Securitization Corp. Trust
2.596% due 12/25/2036 •	2,121	826
2.706% due 12/25/2036 •	596	235
Jamestown CLO Ltd.
3.477% due 07/15/2026 •	269	268
JPMorgan Mortgage Acquisition Corp.
2.826% due 02/25/2036 ^•	1,060	1,039
Long Beach Mortgage Loan Trust
3.006% due 08/25/2045 •	976	948
3.401% due 08/25/2035 •	2,000	1,832
MASTR Specialized Loan Trust
2.856% due 01/25/2037 •	1,644	951
Morgan Stanley ABS Capital, Inc. Trust
2.611% due 07/25/2036 •	420	369
2.626% due 11/25/2036 •	192	121
2.626% due 05/25/2037 •	693	613
2.636% due 07/25/2036 •	803	404
2.636% due 10/25/2036 •	465	293
3.026% due 12/25/2034 •	514	510
Morgan Stanley Capital, Inc. Trust
2.666% due 03/25/2036 •	17	14
2.776% due 01/25/2036 •	304	299
Morgan Stanley Home Equity Loan Trust
2.626% due 12/25/2036 •	2,201	1,272
2.746% due 04/25/2036 •	3,147	2,451
Morgan Stanley IXIS Real Estate Capital Trust
2.636% due 07/25/2036 •	1,603	839

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.886% due 02/25/2037 ^•		2,236	913
OFSI Fund Ltd.
3.680% due 10/18/2026 •		593	592
Option One Mortgage Loan Trust
2.816% due 04/25/2037 •		3,281	2,085
Residential Asset Securities Corp. Trust
3.176% due 11/25/2035 •		3,100	3,069
Securitized Asset-Backed Receivables LLC Trust
3.146% due 08/25/2035 ^•		815	550
3.251% due 02/25/2034 •		342	338
Sierra Madre Funding Ltd.
2.861% due 09/07/2039 •		587	522
2.881% due 09/07/2039 •		3,159	2,811
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026		294	293
SpringCastle America Funding LLC
3.050% due 04/25/2029		649	649
Staniford Street CLO Ltd.
3.791% due 06/15/2025 •		208	209
Structured Asset Investment Loan Trust
3.206% (US0001M + 0.720%) due 10/25/2035 ~		65	65
Structured Asset Securities Corp. Mortgage Loan Trust
3.491% due 11/25/2035 •		1,000	990
Terwin Mortgage Trust
2.856% due 01/25/2037 •		1,138	769
Triaxx Prime CDO Ltd.
2.750% due 10/02/2039 •		102	59
Venture CLO Ltd.
3.650% due 10/22/2031 •		1,400	1,397
Wells Fargo Home Equity Asset-Backed Securities Trust
2.716% due 04/25/2037 •		1,055	1,025
Total Asset-Backed Securities (Cost $58,257)			64,703

SOVEREIGN ISSUES 4.3%

Argentina Government International Bond
5.875% due 01/11/2028		1,000	770
6.875% due 01/11/2048		500	369
45.325% (BADLARPP +3.250%) due 03/01/2020 ~	ARS	100	2
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		2,373	53
67.546% (ARLLMONP +0.000%) due 06/21/2020 ~(a)		48,517	1,248
Brazil Government International Bond
5.625% due 02/21/2047		$50	50
Kuwait International Government Bond
3.500% due 03/20/2027		1,300	1,331
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	216	160
3.000% due 09/20/2030 (g)		858	718
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	349
6.150% due 08/12/2032		2,000	633
6.350% due 08/12/2028		5,800	1,893
Qatar Government International Bond
3.875% due 04/23/2023		$700	721
4.500% due 04/23/2028		200	214
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	500	562
Saudi Government International Bond
3.625% due 03/04/2028		$500	497
4.500% due 04/17/2030		1,500	1,578
4.500% due 10/26/2046		600	588
4.625% due 10/04/2047		500	494
Slovenia Government International Bond
5.250% due 02/18/2024		300	334
Turkey Government International Bond
7.250% due 12/23/2023		600	606
Total Sovereign Issues (Cost $14,830)			13,170
		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~		2,250	426

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Preferred Securities (Cost $476)			426

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (j) 0.1%			422
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.3%
44.997% due 04/12/2019 - 06/28/2019 (e)(f)	ARS	30,733	785
Total Short-Term Instruments (Cost $1,290)			1,207
Total Investments in Securities (Cost $349,456)			355,340
		SHARES
INVESTMENTS IN AFFILIATES 9.0%

SHORT-TERM INSTRUMENTS 9.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%

PIMCO Short-Term Floating NAV Portfolio III		2,805,488	27,743
Total Short-Term Instruments (Cost $27,737)			27,743
Total Investments in Affiliates (Cost $27,737)			27,743
Total Investments 124.8%(Cost $377,193)			$383,083
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $2,577)			(44)
Other Assets and Liabilities, net (24.8)%			(76,040)
Net Assets 100.0%			$306,999

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$422	U.S. Treasury Notes 2.625% due 07/15/2021	$(431)	$422	$422
Total Repurchase Agreements						$(431)	$422	$422

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.640%	01/23/2019	04/23/2019	$(26,269)	$(26,400)
Total Sale-Buyback Transactions					$(26,400)

(k)	Securities with an aggregate market value of $26,596 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(35,075) at a weighted average interest rate of 2.625%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(43) of deferred price drop.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2019	275	$31,853	$300	$0	$(62)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

U.S. Treasury 10-Year Note June Futures	06/2019	112	13,913	176	0	(32)
				$476	$0	$(94)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	608	$(148,132)	$909	$23	$0
Euro-BTP Italy Government Bond June Futures	06/2019	131	(19,026)	(477)	61	0
U.S. Treasury 30-Year Bond June Futures	06/2019	5	(748)	(23)	2	0
				$409	$86	$0
Total Futures Contracts				$885	$86	$(94)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire
Hathaway,
Inc.	1.000%	Quarterly	09/20/2020	0.166%		$400	$8	$(3)	$5	$0	$0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.590	EUR	400	(3)	4	1	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.316		$900	22	(5)	17	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.371		400	10	(2)	8	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.461		400	10	(2)	8	0	0
Sprint
Communicatio
ns, Inc.	5.000	Quarterly	12/20/2019	0.507		2,200	162	(86)	76	1	0
							$209	$(94)	$115	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 26 5-
Year Index	(1.000% )	Quarterly	12/20/2021	EUR	600	$(20)	$6	$(14)	$0	$(1)
iTraxx Europe Main 28 5-
Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	4	(99)	0	(6)
iTraxx Europe Senior 27
5-Year Index	(1.000)	Quarterly	06/20/2022		2,500	(15)	(44)	(59)	0	(4)
						$(138)	$(34)	$(172)	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	5.000%	Quarterly	12/20/2023	$392	$14	$13	$27	$1	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	900	54	7	61	4	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	2,400	44	3	47	3	0
					$112	$23	$135	$8	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.700%	Semi-Annual	12/14/2023		$20,700	$(219)	$737	$518	$0	$(44)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		8,100	(139)	455	316	20	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	(405)	958	44	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	(973)	102	46	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		6,700	705	(583)	122	20	0
Receive	3-Month USD-LIBOR	2.970	Semi-Annual	09/26/2048		6,900	355	(877)	(522)	23	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		2,200	68	(266)	(198)	7	0
	6-Month EUR-
Pay(6)	EURIBOR	0.250	Annual	09/18/2024	EUR	14,800	62	75	137	0	(30)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

	6-Month EUR-
Receive(6)	EURIBOR	1.250	Annual	09/18/2049		3,000	(23)	(122)	(145)	55	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	600	(23)	19	(4)	0	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		2,100	(30)	12	(18)	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		700	(23)	(5)	(28)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2024		700	(8)	(11)	(19)	0	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		30,400	82	(397)	(315)	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(146)	(162)	0	(12)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		200,000	18	(59)	(41)	0	(4)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,000,000	26	(360)	(334)	0	(24)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	42,900	(24)	(71)	(95)	0	(9)
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	2,100	1	55	56	0	(1)
							$3,250	$(2,922)	$328	$220	$(124)
Total Swap Agreements							$3,433	$(3,027)	$406	$229	$(135)

(m)	Securities with an aggregate market value of $4,101 and cash of $1,609 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	06/2019	SGD	3,307		$2,448	$4	$0
BOA	04/2019		$14,534	EUR	12,914	0	(48)
	04/2019		144	MXN	2,751	0	(2)
	05/2019	EUR	12,914		$14,572	48	0
BPS	04/2019	ARS	7,843		179	0	(2)
	04/2019	DKK	50,548		7,716	121	0
	04/2019		$199	ARS	7,843	0	(19)
	05/2019		151		7,020	3	0
	06/2019	TWD	63,759		$2,074	2	0
BRC	04/2019	JPY	223,596		2,023	5	0
CBK	04/2019	AUD	1,739		1,238	3	0
	04/2019	EUR	2,860		3,214	6	0
	04/2019	GBP	5,742		7,564	85	0
	04/2019	JPY	18,800		170	0	0
	04/2019	MXN	5,901		310	7	0
	04/2019		$2,027	JPY	223,596	0	(10)
	05/2019	JPY	223,596		$2,033	9	0
	05/2019		$309	MXN	5,901	0	(7)
DUB	01/2021		87	BRL	380	4	0
FBF	04/2019	ARS	30,321		$700	1	0
	04/2019		$764	ARS	30,321	0	(64)
GLM	04/2019	ARS	433		$10	0	0
	04/2019	CAD	1,859		1,416	25	0
	04/2019		$11	ARS	433	0	(1)
	05/2019		39		1,709	0	(1)
	05/2019		4,642	RUB	308,151	24	0
	07/2019		634	ARS	29,842	0	(30)
HUS	04/2019	TRY	16,029		$2,881	66	0
	04/2019		$38	ARS	1,725	0	0
	04/2019		163	MXN	3,150	0	(1)
	05/2019		27	ARS	1,240	0	0
	01/2021	BRL	380		$59	0	(33)
JPM	04/2019	EUR	10,054		11,476	198	0
	04/2019	NZD	1,057		723	3	0
	07/2019	DKK	36,833		5,594	15	0
MSB	05/2019		$24	ARS	1,025	0	(2)
NGF	04/2019	ARS	31,577		$727	0	(1)
	04/2019		$729	ARS	31,577	0	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

	05/2019		691		31,577	3	0
SCX	04/2019		7,602	GBP	5,742	0	(123)
	05/2019	GBP	5,742		$7,613	123	0
SOG	04/2019		$2,890	TRY	15,747	0	(124)
TOR	06/2019		1,585	COP	4,947,483	0	(39)
Total Forward Foreign Currency Contracts						$755	$(508)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
	Put - OTC 30-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	700	$33	$8
	Put - OTC 30-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	700	34	9

Total Purchased Options							$67	$17

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	1,200	$(2)	$0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	2,100	(4)	0
						$(6)	$0

INTEREST RATE SWAPTIONS

Counterpart y	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	3,100	$(34)	$(6)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,100	(34)	(6)
							$(68)	$(12)
Total Written Options							$(74)	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000%)	Quarterly	06/20/2024	0.784%	$100	$6	$(7)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.784	200	13	(15)	0	(2)
							$19	$(22)	$0	$(3)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.484%	$100	$(3)	$4	$1	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.025	350	29	(57)	0	(28)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.484	500	(16)	22	6	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.083	200	(2)	1	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	8.025	350	29	(57)	0	(28)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.484	400	(13)	18	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.973	200	(3)	3	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	1,600	(26)	0	0	(26)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.984	1,600	(71)	(3)	0	(74)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.609	400	1	0	1	0
JPM	Qatar Government International Bond	1.000	Quarterly	06/20/2019	0.144	1,000	20	(18)	2	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.307	100	1	3	4	0
							$(54)	$(84)	$19	$(157)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,494	$(308)	$200	$0	$(108)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	300	40	(29)	11	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,091	(225)	146	0	(79)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,091	(228)	149	0	(79)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	63	8	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(38)	44	6	0
						$(814)	$573	$25	$(266)
Total Swap Agreements						$(849)	$467	$44	$(426)

(o)	Securities with an aggregate market value of $126 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,280	$0	$2,280
Corporate Bonds & Notes
Banking & Finance	0	56,014	0	56,014
Industrials	0	24,255	0	24,255
Utilities	0	7,920	0	7,920
Municipal Bonds & Notes
Illinois	0	78	0	78
Texas	0	178	0	178
West Virginia	0	189	0	189
U.S. Government Agencies	0	57,572	0	57,572
U.S. Treasury Obligations	0	105,298	0	105,298
Non-Agency Mortgage-Backed Securities	0	21,461	589	22,050
Asset-Backed Securities	0	64,703	0	64,703
Sovereign Issues	0	13,170	0	13,170
Preferred Securities
Banking & Finance	0	426	0	426
Short-Term Instruments
Repurchase Agreements	0	422	0	422
Argentina Treasury Bills	0	785	0	785

	$0	$354,751	$589	$355,340
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,743	$0	$0	$27,743

Total Investments	$27,743	$354,751	$589	$383,083

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86	229	0	315

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Over the counter	0	816	0	816

	$86	$1,045	$0	$1,131
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(94)	(135)	0	(229)
Over the counter	0	(946)	0	(946)

	$(94)	$(1,081)	$0	$(1,175)

Total Financial Derivative Instruments	$(8)	$(36)	$0	$(44)

Totals	$27,735	$354,715	$589	$383,039

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 96.9% ¤

ALBANIA 0.3%

SOVEREIGN ISSUES 0.3%
Albania Government International Bond
3.500% due 10/09/2025	EUR	700	$820
Total Albania (Cost $806)			820
ANGOLA 0.4%

SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.250% due 05/09/2028		$400	418
9.375% due 05/08/2048		700	759
Total Angola (Cost $1,119)			1,177

ARGENTINA 6.1%

SOVEREIGN ISSUES 6.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,300	1,174
3.380% due 12/31/2038 Ø		1,600	1,024
3.750% due 12/31/2038 Ø		$4,700	2,732
4.625% due 01/11/2023		1,100	904
5.250% due 01/15/2028	EUR	400	333
5.625% due 01/26/2022		$2,500	2,161
5.875% due 01/11/2028		1,100	847
6.875% due 04/22/2021		500	458
6.875% due 01/26/2027		2,700	2,193
6.875% due 01/11/2048		2,050	1,514
7.125% due 07/06/2036		900	695
7.125% due 06/28/2117		300	222
7.625% due 04/22/2046		50	40
7.820% due 12/31/2033	EUR	688	674
8.280% due 12/31/2033		$841	700
Provincia de Buenos Aires
9.950% due 06/09/2021		300	281
10.875% due 01/26/2021		133	129
Provincia de Cordoba
7.125% due 06/10/2021		150	130
Provincia de la Rioja
9.750% due 02/24/2025		200	159
Provincia de Neuquen
7.500% due 04/27/2025		160	132
Total Argentina (Cost $20,038)			16,502

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	200	226
Total Austria (Cost $226)			226

AZERBAIJAN 1.6%

CORPORATE BONDS & NOTES 1.5%

Southern Gas Corridor CJSC

6.875% due 03/24/2026		$3,500	3,933
SOVEREIGN ISSUES 0.1%

Azerbaijan Government International Bond
4.750% due 03/18/2024		200	208

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Azerbaijan (Cost $3,929)		4,141
BAHAMAS 0.5%

SOVEREIGN ISSUES 0.5%
Bahamas Government International Bond
6.000% due 11/21/2028	$1,250	1,318
Total Bahamas (Cost $1,256)		1,318

BRAZIL 4.4%

CORPORATE BONDS & NOTES 3.3%

B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020	$500	513
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028	3,870	3,990
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	500	515
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (e)(f)	623	6
Petrobras Global Finance BV
6.850% due 06/05/2115	600	583
7.250% due 03/17/2044	500	523
7.375% due 01/17/2027	1,400	1,548
Vale Overseas Ltd.
6.250% due 08/10/2026	600	655
6.875% due 11/21/2036	370	425
6.875% due 11/10/2039	200	230
		8,988
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	1,600	1,588

SOVEREIGN ISSUES 0.5%

Brazil Government International Bond
5.000% due 01/27/2045	1,500	1,386
5.625% due 01/07/2041	50	51
		1,437
Total Brazil (Cost $11,397)		12,013

CAYMAN ISLANDS 2.2%

CORPORATE BONDS & NOTES 2.2%

China Evergrande Group
8.750% due 06/28/2025	$300	285
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e) «	325	284
0.000% due 05/15/2030 (e)	800	595
KSA Sukuk Ltd.
4.303% due 01/19/2029	600	623
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034	400	413
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	172	170
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	400	249
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	1,825	1,747
Sands China Ltd.
5.125% due 08/08/2025	300	313
5.400% due 08/08/2028	700	736
Sunac China Holdings Ltd.
6.875% due 08/08/2020	200	201
8.625% due 07/27/2020	200	206
Total Cayman Islands (Cost $5,879)		5,822

CHILE 1.9%

CORPORATE BONDS & NOTES 1.9%

Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	$400	405
4.500% due 09/16/2025	1,300	1,381
4.875% due 11/04/2044	600	658
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	700	718

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

GNL Quintero S.A.
4.634% due 07/31/2029	800	830
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,075	1,064
4.500% due 08/15/2025	207	203
Total Chile (Cost $5,026)		5,259

CHINA 2.1%

CORPORATE BONDS & NOTES 2.1%

CCCI Treasure Ltd.
3.500% due 04/21/2020 •(f)	$800	800
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	250	248
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027	2,000	1,964
4.375% due 04/10/2024	700	735
4.875% due 05/17/2042	500	564
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026	1,000	979
3.700% due 06/10/2025	300	307
Total China (Cost $5,533)		5,597

COLOMBIA 2.9%

CORPORATE BONDS & NOTES 0.5%

Ecopetrol S.A.
5.875% due 09/18/2023	$600	657
5.875% due 05/28/2045	400	416
7.375% due 09/18/2043	200	239
		1,312
SOVEREIGN ISSUES 2.4%

Colombia Government International Bond
2.625% due 03/15/2023 (h)	2,600	2,545
3.875% due 04/25/2027	500	508
4.500% due 03/15/2029	1,000	1,058
5.000% due 06/15/2045	1,300	1,367
5.200% due 05/15/2049	200	215
8.125% due 05/21/2024	300	364
10.375% due 01/28/2033	225	348
		6,405
Total Colombia (Cost $7,180)		7,717

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%

Costa Rica Government International Bond
4.250% due 01/26/2023	$400	380
5.625% due 04/30/2043	400	341
Total Costa Rica (Cost $800)		721

DOMINICAN REPUBLIC 2.4%

SOVEREIGN ISSUES 2.4%

Dominican Republic International Bond
5.500% due 01/27/2025	$700	722
5.950% due 01/25/2027	2,100	2,210
6.000% due 07/19/2028	2,000	2,105
6.500% due 02/15/2048	500	517
6.850% due 01/27/2045	400	429
6.875% due 01/29/2026	500	551
Total Dominican Republic (Cost $6,318)		6,534

ECUADOR 1.1%

SOVEREIGN ISSUES 1.1%

Ecuador Government International Bond
7.875% due 01/23/2028	$1,400	1,336
7.950% due 06/20/2024	200	200
9.625% due 06/02/2027	200	209
10.750% due 01/31/2029	1,100	1,216

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Ecuador (Cost $2,896)		2,961

EGYPT 1.8%

SOVEREIGN ISSUES 1.8%

Egypt Government International Bond
5.577% due 02/21/2023	$1,000	995
6.125% due 01/31/2022	1,100	1,115
7.500% due 01/31/2027	400	420
7.600% due 03/01/2029	1,000	1,029
7.903% due 02/21/2048	200	194
8.500% due 01/31/2047	1,200	1,228
Total Egypt (Cost $4,994)		4,981

EL SALVADOR 0.4%

SOVEREIGN ISSUES 0.4%

El Salvador Government International Bond
5.875% due 01/30/2025	$900	877
7.650% due 06/15/2035	145	151
Total El Salvador (Cost $1,065)		1,028

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bond
6.375% due 12/12/2024	$202	194
Total Gabon (Cost $197)		194
GERMANY 0.4%

CORPORATE BONDS & NOTES 0.4%

Deutsche Bank AG
3.700% due 05/30/2024	$300	288
3.873% (US0003M + 1.190%) due 11/16/2022 ~	300	290
3.950% due 02/27/2023	400	395
5.000% due 02/14/2022	200	205
Total Germany (Cost $1,134)		1,178

GHANA 1.4%

SOVEREIGN ISSUES 1.4%

Ghana Government International Bond
7.875% due 08/07/2023	$690	722
7.875% due 03/26/2027	700	708
8.125% due 03/26/2032	1,100	1,098
8.950% due 03/26/2051	1,200	1,206
Total Ghana (Cost $3,717)		3,734

GUATEMALA 0.7%

SOVEREIGN ISSUES 0.7%

Guatemala Government International Bond
4.375% due 06/05/2027	$300	289
4.875% due 02/13/2028	410	409
5.750% due 06/06/2022	1,260	1,321
Total Guatemala (Cost $1,984)		2,019

HONG KONG 1.1%

CORPORATE BONDS & NOTES 1.1%

CNOOC Nexen Finance ULC
4.250% due 04/30/2024	$2,200	2,303
Nexen, Inc.
6.400% due 05/15/2037	50	65
7.500% due 07/30/2039	450	659
Total Hong Kong (Cost $2,855)		3,027

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
5.375% due 02/21/2023	$100	108

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		500	524
Total Hungary (Cost $599)			632

INDIA 0.5%

SOVEREIGN ISSUES 0.5%

Export-Import Bank of India
3.375% due 08/05/2026		$700	675
3.875% due 02/01/2028		700	694
Total India (Cost $1,398)			1,369

INDONESIA 9.8%

CORPORATE BONDS & NOTES 4.0%

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$400	417
5.710% due 11/15/2023		400	432
6.530% due 11/15/2028		400	457
LLPL Capital Pte Ltd.
6.875% due 02/04/2039		900	976
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	820
4.875% due 10/01/2024		500	524
Pelabuhan Indonesia PT
4.250% due 05/05/2025		400	406
Pertamina Persero PT
4.300% due 05/20/2023		1,200	1,237
4.875% due 05/03/2022		500	521
5.250% due 05/23/2021		800	832
6.000% due 05/03/2042		1,500	1,633
6.450% due 05/30/2044		2,100	2,403
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		200	197
			10,855

SOVEREIGN ISSUES 5.8%

Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	839
3.375% due 04/15/2023		$2,000	2,005
3.375% due 07/30/2025	EUR	100	126
4.350% due 01/11/2048		$700	691
4.450% due 02/11/2024		1,100	1,149
4.750% due 01/08/2026		3,400	3,599
5.125% due 01/15/2045		200	213
5.250% due 01/17/2042		400	431
5.250% due 01/08/2047		600	651
6.625% due 02/17/2037		900	1,104
6.750% due 01/15/2044		1,700	2,184
7.750% due 01/17/2038		100	136
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	601
4.400% due 03/01/2028		700	720
4.450% due 02/20/2029		1,200	1,236
			15,685
Total Indonesia (Cost $25,060)			26,540

IRELAND 1.4%

CORPORATE BONDS & NOTES 1.4%
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	100	112
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	100	139
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		$3,100	3,202
6.025% due 07/05/2022		200	207
Total Ireland (Cost $3,627)			3,660

ISRAEL 0.6%

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
4.125% due 01/17/2048		$700	727
4.500% due 01/30/2043		800	868

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Israel (Cost $1,484)			1,595

IVORY COAST 0.8%

SOVEREIGN ISSUES 0.8%

Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	400	460
5.250% due 03/22/2030		1,000	1,076
6.125% due 06/15/2033		$300	277
6.375% due 03/03/2028		300	293
Total Ivory Coast (Cost $2,236)			2,106

JORDAN 0.5%

SOVEREIGN ISSUES 0.5%

Jordan Government International Bond
5.750% due 01/31/2027		$1,000	982
6.125% due 01/29/2026		300	303
Total Jordan (Cost $1,301)			1,285

KAZAKHSTAN 1.2%

CORPORATE BONDS & NOTES 1.0%

Kazakhstan Temir Zholy National Co. JSC
4.850% due 11/17/2027		$400	407
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,760
4.750% due 04/19/2027		400	411
5.750% due 04/19/2047		200	209
			2,787
SOVEREIGN ISSUES 0.2%

Kazakhstan Government International Bond
4.875% due 10/14/2044		600	640
Total Kazakhstan (Cost $3,249)			3,427

KENYA 0.4%

SOVEREIGN ISSUES 0.4%

Kenya Government International Bond
7.250% due 02/28/2028		$800	810
8.250% due 02/28/2048		300	305
Total Kenya (Cost $1,087)			1,115

LUXEMBOURG 4.4%

ASSET-BACKED SECURITIES 0.0%

Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	64	72

CORPORATE BONDS & NOTES 4.4%

Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		$704	264
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,806
6.000% due 11/27/2023		300	318
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		700	721
5.150% due 02/11/2026		1,700	1,730
5.999% due 01/23/2021		2,000	2,079
6.510% due 03/07/2022		950	1,014
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		200	206
6.125% due 02/07/2022		3,700	3,865
			12,003
Total Luxembourg (Cost $12,102)			12,075

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
4.500% due 03/18/2045		$200	222

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Malaysia (Cost $198)			222

MEXICO 7.4%

		SHARES

COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		1,907	0
			0
		PRINCIPAL AMOUNT (000s)

CORPORATE BONDS & NOTES 4.7%

America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	286
BBVA Bancomer S.A.
6.750% due 09/30/2022		$500	541
Comision Federal de Electricidad
4.750% due 02/23/2027		400	405
4.875% due 01/15/2024		800	822
6.125% due 06/16/2045		600	640
Petroleos Mexicanos
5.500% due 06/27/2044		100	82
6.350% due 02/12/2048		1,611	1,428
6.375% due 01/23/2045		300	266
6.500% due 06/02/2041		7,120	6,463
6.625% due 06/15/2038		700	650
6.750% due 09/21/2047		600	554
6.875% due 08/04/2026		500	522
			12,659
SOVEREIGN ISSUES 2.7%

Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	1,062
4.600% due 01/23/2046		$1,108	1,071
4.600% due 02/10/2048		600	581
4.750% due 03/08/2044		350	345
5.550% due 01/21/2045		2,520	2,766
5.750% due 10/12/2110		700	719
6.050% due 01/11/2040		548	626
			7,170
Total Mexico (Cost $21,887)			19,829

MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%

Mongolia Government International Bond
5.125% due 12/05/2022		$530	531
5.625% due 05/01/2023		700	709
Total Mongolia (Cost $1,228)			1,240

MOROCCO 0.1%

CORPORATE BONDS & NOTES 0.1%
OCP S.A.
5.625% due 04/25/2024		$300	316
Total Morocco (Cost $310)			316

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%

Namibia Government International Bond
5.250% due 10/29/2025		$300	288

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Namibia (Cost $298)		288
NETHERLANDS 0.8%

CORPORATE BONDS & NOTES 0.8%

CIMPOR Financial Operations BV
5.750% due 07/17/2024	$600	532
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042	700	804
Metinvest BV
7.750% due 04/23/2023	800	785
Total Netherlands (Cost $2,152)		2,121

NIGERIA 1.8%

SOVEREIGN ISSUES 1.8%

Nigeria Government International Bond
6.375% due 07/12/2023	$200	207
6.500% due 11/28/2027	1,200	1,189
7.143% due 02/23/2030	1,000	1,002
7.625% due 11/28/2047	600	585
7.696% due 02/23/2038	400	398
7.875% due 02/16/2032	1,500	1,563
Total Nigeria (Cost $4,904)		4,944

OMAN 1.5%

CORPORATE BONDS & NOTES 0.2%

Oman Sovereign Sukuk SAOC
5.932% due 10/31/2025	$400	402

SOVEREIGN ISSUES 1.3%

Oman Government International Bond
5.375% due 03/08/2027	1,300	1,212
5.625% due 01/17/2028	2,400	2,256
6.500% due 03/08/2047	200	176
		3,644
Total Oman (Cost $4,250)		4,046

PAKISTAN 0.3%

CORPORATE BONDS & NOTES 0.2%

Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$200	200
5.625% due 12/05/2022	200	199
		399

SOVEREIGN ISSUES 0.1%

Pakistan Government International Bond
6.875% due 12/05/2027	400	396
Total Pakistan (Cost $781)		795

PANAMA 1.3%

CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A.
6.000% due 11/18/2048	$700	772

SOVEREIGN ISSUES 1.0%

Panama Government International Bond
4.300% due 04/29/2053	1,100	1,126
4.500% due 05/15/2047	700	741
9.375% due 04/01/2029	553	810
		2,677
Total Panama (Cost $3,060)		3,449
PARAGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Paraguay Government International Bond
4.700% due 03/27/2027	$300	313
6.100% due 08/11/2044	400	454

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Paraguay (Cost $700)			767

PERU 0.9%

CORPORATE BONDS & NOTES 0.3%

Petroleos del Peru S.A.
4.750% due 06/19/2032		$400	412
5.625% due 06/19/2047		300	320
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		150	154
			886
SOVEREIGN ISSUES 0.6%

Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		200	200
Peru Government International Bond
8.750% due 11/21/2033		894	1,404
			1,604
Total Peru (Cost $2,289)			2,490

PHILIPPINES 0.4%

CORPORATE BONDS & NOTES 0.4%

Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	1,086
Total Philippines (Cost $1,088)			1,086

POLAND 1.2%

SOVEREIGN ISSUES 1.2%

Poland Government International Bond
3.250% due 04/06/2026		$3,100	3,153
Total Poland (Cost $3,083)			3,153

QATAR 2.2%

CORPORATE BONDS & NOTES 0.3%

Nakilat, Inc.
6.067% due 12/31/2033		$100	112
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	386
6.750% due 09/30/2019		400	408
			906
SOVEREIGN ISSUES 1.9%

Qatar Government International Bond
3.375% due 03/14/2024		800	809
4.000% due 03/14/2029		1,600	1,651
4.817% due 03/14/2049		1,600	1,686
5.103% due 04/23/2048		900	988
			5,134
Total Qatar (Cost $5,744)			6,040

ROMANIA 0.0%

SOVEREIGN ISSUES 0.0%

Romania Government International Bond
3.500% due 04/03/2034 (a)	EUR	100	112
Total Romania (Cost $112)			112

RUSSIA 1.1%

CORPORATE BONDS & NOTES 0.3%

SCF Capital Designated Activity Co.
5.375% due 06/16/2023		$800	809

SOVEREIGN ISSUES 0.8%

Russia Government International Bond
5.625% due 04/04/2042		1,900	2,059

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Russia (Cost $2,726)			2,868

SAUDI ARABIA 1.2%

SOVEREIGN ISSUES 1.2%

Saudi Government International Bond
3.250% due 10/26/2026		$200	195
3.625% due 03/04/2028		800	795
4.000% due 04/17/2025		2,000	2,052
4.375% due 04/16/2029		300	313
Total Saudi Arabia (Cost $3,271)			3,355

SENEGAL 0.5%

SOVEREIGN ISSUES 0.5%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	111
6.250% due 05/23/2033		$1,100	1,059
6.750% due 03/13/2048		200	185
Total Senegal (Cost $1,424)			1,355

SERBIA 0.7%

SOVEREIGN ISSUES 0.7%

Serbia Government International Bond
4.875% due 02/25/2020		$1,900	1,923
Total Serbia (Cost $1,925)			1,923

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%

BOC Aviation Ltd.
2.750% due 09/18/2022		$900	881
Total Singapore (Cost $897)			881

SOUTH AFRICA 3.2%

CORPORATE BONDS & NOTES 2.4%

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		$100	102
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		800	790
6.350% due 08/10/2028		500	516
7.125% due 02/11/2025		1,000	991
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		500	513
Myriad International Holdings BV
5.500% due 07/21/2025		200	214
SASOL Financing USA LLC
5.875% due 03/27/2024		2,300	2,442
6.500% due 09/27/2028		800	875
			6,443
SOVEREIGN ISSUES 0.8%

South Africa Government International Bond
4.665% due 01/17/2024		100	101
4.875% due 04/14/2026		200	199
5.000% due 10/12/2046		300	267
5.875% due 06/22/2030		1,500	1,539
			2,106
Total South Africa (Cost $8,331)			8,549

SRI LANKA 1.4%

CORPORATE BONDS & NOTES 0.2%

National Savings Bank
5.150% due 09/10/2019		$500	501

SOVEREIGN ISSUES 1.2%

Sri Lanka Government International Bond
5.125% due 04/11/2019		700	699
6.125% due 06/03/2025		900	879
6.250% due 07/27/2021		368	373
6.825% due 07/18/2026		700	704

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

6.850% due 11/03/2025		400	403
7.850% due 03/14/2029		300	314
			3,372
Total Sri Lanka (Cost $3,797)			3,873

TANZANIA 0.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		$1,000	1,003
8.086% (LIBOR03M + 5.200%) due 05/23/2023 «~		800	797
			1,800
SOVEREIGN ISSUES 0.1%

Tanzania Government International Bond
8.688% (US0006M + 6.000%) due 03/09/2020 ~		311	318
Total Tanzania (Cost $2,112)			2,118

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Thaioil Treasury Center Co. Ltd.
5.375% due 11/20/2048		$600	686
Total Thailand (Cost $593)			686

TRINIDAD AND TOBAGO 0.1%

CORPORATE BONDS & NOTES 0.1%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$350	337
Total Trinidad and Tobago (Cost $344)			337

TURKEY 5.2%

CORPORATE BONDS & NOTES 0.3%

Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$200	189
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		298	265
Turkiye Is Bankasi A/S
6.125% due 04/25/2024		400	342
			796
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Akbank T.A.S.
1.900% (EUR003M + 1.900%) due 10/06/2019 ~	EUR	1,000	1,118
SOVEREIGN ISSUES 4.5%
Export-Credit Bank of Turkey
4.250% due 09/18/2022		$500	441
5.375% due 10/24/2023		200	178
8.250% due 01/24/2024		800	780
Turkey Government International Bond
4.875% due 04/16/2043		1,100	817
5.125% due 02/17/2028		1,500	1,288
5.750% due 05/11/2047		1,000	797
6.000% due 03/25/2027		2,100	1,925
6.000% due 01/14/2041		600	495
6.125% due 10/24/2028		800	729
6.750% due 05/30/2040		1,200	1,067
6.875% due 03/17/2036		1,600	1,461
7.250% due 03/05/2038		700	655
7.625% due 04/26/2029		400	397
8.000% due 02/14/2034		1,100	1,110
			12,140
Total Turkey (Cost $16,076)			14,054

UKRAINE 2.7%

SOVEREIGN ISSUES 2.7%

Ukraine Government International Bond
0.000% due 05/31/2040 ~		$500	320
7.375% due 09/25/2032		600	536
7.750% due 09/01/2020		2,300	2,299

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

7.750% due 09/01/2021	1,600	1,592
7.750% due 09/01/2022	1,100	1,092
7.750% due 09/01/2023	500	488
7.750% due 09/01/2024	900	869
Total Ukraine (Cost $7,286)		7,196

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.3%

DP World PLC
6.850% due 07/02/2037	$600	724

SOVEREIGN ISSUES 0.1%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	400	397
Total United Arab Emirates (Cost $924)		1,121

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%

State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023 Ø	$80	81
Total United Kingdom (Cost $82)		81

UNITED STATES 3.8%

ASSET-BACKED SECURITIES 1.5%

Countrywide Asset-Backed Certificates Trust
2.726% due 02/25/2037 •	$900	881
3.236% due 11/25/2035 •	380	380
Credit-Based Asset Servicing & Securitization Trust
3.568% due 01/25/2037 ^Ø	718	323
Morgan Stanley ABS Capital, Inc. Trust
3.251% due 01/25/2035 •	69	68
3.281% due 03/25/2034 •	685	677
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.006% due 09/25/2035 •	500	433
Soundview Home Loan Trust
3.386% due 10/25/2037 •	193	160
Wells Fargo Home Equity Asset-Backed Securities Trust
2.806% due 03/25/2037 •	1,500	1,242
		4,164
CORPORATE BONDS & NOTES 1.1%

Rio Oil Finance Trust
8.200% due 04/06/2028	500	542
9.250% due 07/06/2024	1,206	1,318
9.750% due 01/06/2027	887	994
		2,854
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

American Home Mortgage Investment Trust
4.185% due 09/25/2045 •	3	4
Banc of America Mortgage Trust
4.542% due 02/25/2036 ^~	2	2
BCAP LLC Trust
3.360% due 05/26/2037 ~	1,120	983
Bear Stearns Adjustable Rate Mortgage Trust
4.265% due 05/25/2047 ^~	15	14
4.350% due 01/25/2035 ~	2	2
Citigroup Mortgage Loan Trust
4.238% due 08/25/2035 ~	14	14
4.273% due 09/25/2037 ^~	33	32
CitiMortgage Alternative Loan Trust
3.136% due 10/25/2036 •	171	140
Civic Mortgage LLC
4.349% due 11/25/2022 Ø	86	86
Countrywide Alternative Loan Trust
2.836% due 05/25/2036 ^•	177	111
GSR Mortgage Loan Trust
4.408% due 01/25/2036 ^~	5	5
IndyMac Mortgage Loan Trust
2.666% due 02/25/2037 •	267	244
3.126% due 07/25/2045 •	153	149
3.958% due 11/25/2037 ~	150	147
Lehman XS Trust
2.676% due 09/25/2046 •	202	196
2.736% due 08/25/2037 •	474	464

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.399% due 06/25/2036 ~	2	2
SunTrust Adjustable Rate Mortgage Loan Trust
4.296% due 10/25/2037 ^~	130	123
WaMu Mortgage Pass-Through Certificates Trust
3.912% due 02/25/2037 ^~	23	22
4.259% due 03/25/2036 ~	294	287
Washington Mutual Mortgage Pass-Through Certificates Trust
3.147% due 02/25/2047 ^•	271	243
Wells Fargo Mortgage-Backed Securities Trust
4.542% due 07/25/2036 ^~	5	5
		3,275
U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
4.714% due 03/01/2036 •	14	14
Total United States (Cost $9,762)		10,307

URUGUAY 1.3%

SOVEREIGN ISSUES 1.3%

Uruguay Government International Bond
4.975% due 04/20/2055	$400	418
5.100% due 06/18/2050	2,500	2,666
7.625% due 03/21/2036	400	552
Total Uruguay (Cost $3,385)		3,636

VENEZUELA 2.1%

CORPORATE BONDS & NOTES 0.9%

Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$4,550	1,076
5.500% due 04/12/2037 ^(c)	4,350	1,029
6.000% due 05/16/2024 ^(c)	380	89
6.000% due 11/15/2026 ^(c)	1,200	279
		2,473
SOVEREIGN ISSUES 1.2%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	88
7.650% due 04/21/2025 ^(c)	630	186
7.750% due 10/13/2019 ^(c)	3,240	943
8.250% due 10/13/2024 ^(c)	3,850	1,160
9.000% due 05/07/2023 ^(c)	800	243
9.250% due 09/15/2027 ^(c)	1,190	381
9.375% due 01/13/2034 ^(c)	40	13
11.950% due 08/05/2031 ^(c)	490	152
		3,166
Total Venezuela (Cost $13,355)		5,639

VIRGIN ISLANDS (BRITISH) 0.7%

CORPORATE BONDS & NOTES 0.7%

Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$1,150	1,166
Rosneft Finance S.A.
7.250% due 02/02/2020	800	823

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Virgin Islands (British) (Cost $1,969)		1,989

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.2%
		540
Total Short-Term Instruments (Cost $540)		540
Total Investments in Securities (Cost $271,375)		262,179

	SHARES

INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%

PIMCO Short-Term Floating NAV Portfolio III	322,068	3,185
Total Short-Term Instruments (Cost $3,185)		3,185
Total Investments in Affiliates (Cost $3,185)		3,185
Total Investments 98.1% (Cost $274,560)		$265,364
Financial Derivative Instruments (i)(j) 0.0%(Cost or Premiums, net $(1,904))		37
Other Assets and Liabilities, net 1.9%		5,054
Net Assets 100.0%		$270,455

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$540	U.S. Treasury Notes 2.625% due 07/15/2021	$(553)	$540	$540
Total Repurchase Agreements						$(553)	$540	$540

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	2.000%	03/01/2019	TBD(3)	$(488)	$(488)
Total Reverse Repurchase Agreements					$(488)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.2)%
U.S. Treasury Obligations (1.2)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,208)	$(1,241)
U.S. Treasury Notes	2.375	02/29/2024	700	(705)	(707)
U.S. Treasury Notes	2.625	02/15/2029	1,400	(1,423)	(1,432)
Total Short Sales (1.2)%				$(3,336)	$(3,380)

(h)	Securities with an aggregate market value of $489 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(749) at a weighted average interest rate of 1.525%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for short sales includes $20 of accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2019	86	$9,961	$94	$0	$(19)
U.S. Treasury 10-Year Note June Futures	06/2019	13	1,615	24	0	(4)
Total Futures Contracts				$118	$0	$(23)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.920%	$100	$(7)	$7	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(4)	$(8)	$(12)	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	10,100	(356)	3	(353)	13	0
					$(360)	$(5)	$(365)	$14	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	11.680%	Maturity	01/04/2021	BRL	$800	$4	$(24)	$(20)	$0	$0
Receive	1-Year BRL-CDI	12.850	Maturity	01/04/2021		1,290	(15)	(37)	(52)	0	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		6,900	(236)	(202)	(438)	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,700	(494)	139	(355)	0	(14)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/18/2024	EUR	1,200	(5)	(6)	(11)	3	0
Receive (6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		1,000	(9)	(13)	(22)	4	0
							$(755)	$(143)	$(898)	$10	$(14)
Total Swap Agreements							$(1,122)	$(141)	$(1,263)	$24	$(14)

Cash of $2,335 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019		$9,560	EUR	8,494	$0	$(31)
	05/2019	EUR	8,494		$9,584	31	0
BPS	04/2019	BRL	8,532		2,190	11	0
	04/2019		$2,239	BRL	8,532	0	(60)
CBK	04/2019	EUR	314		$355	3	0
	04/2019	GBP	101		134	2	0
	04/2019		$95	MXN	1,811	0	(2)
	05/2019	MXN	1,811		$95	2	0
FBF	06/2019	COP	4,088,732		1,323	45	0
GLM	04/2019	BRL	4,902		1,261	9	0
	04/2019		$1,258	BRL	4,902	0	(6)
	05/2019		960		3,732	0	(9)
HUS	04/2019	MXN	1,811		$94	1	0
	04/2019	RUB	38,183		596	15	0
	09/2019		$279	EGP	5,108	2	0
JPM	04/2019	BRL	1,170		$300	2	0
	04/2019	EUR	8,180		9,337	161	0
	04/2019		$313	BRL	1,170	0	(14)
RBC	06/2019	MXN	3,106		$158	0	0
SCX	04/2019	BRL	4,800		1,282	56	0
	04/2019		$1,232	BRL	4,800	0	(6)
SOG	05/2019		1,248	RUB	82,886	7	0
TOR	06/2019		1,315	COP	4,116,834	0	(29)
Total Forward Foreign Currency Contracts						$347	$(157)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000%	04/17/2019	600	$(1)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	2,600	(1)	(2)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	05/15/2019	800	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	700	(1)	0
FBF	Put - OTC CDX.IG-31 5-Year Index	Sell	0.950	05/15/2019	1,100	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	400	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	300	(1)	0
						$(7)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0
						$(18)	$0
Total Written Options						$(25)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	09/20/2020	3.753%	$300	$26	$(14)	$12	$0

GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	3.753	100	9	(5)	4	0
							$35	$(19)	$16	$0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2019	0.541%	$400	$(1)	$2	$1	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.834	300	(18)	19	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.184	500	(1)	2	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.400	300	(16)	19	3	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.313	400	(25)	29	4	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.150	200	(8)	11	3	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.661	500	0	1	1	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.545	500	(15)	21	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.338	400	1	1	2	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.541	200	(8)	8	0	0
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.195	3,000	41	24	65	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.184	100	0	0	0	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.400	400	(23)	27	4	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.990	100	(14)	14	0	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.083	200	1	0	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.353	500	(36)	32	0	(4)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	300	(11)	0	0	(11)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.184	3,200	14	(7)	7	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.990	300	(41)	41	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.338	600	2	1	3	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2019	0.672	3,000	19	(11)	8	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.040	1,800	(17)	17	0	0
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.400	200	(11)	13	2	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2020	2.037	400	(12)	7	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2019	0.338	400	2	0	2	0
	Oman Government International Bond	1.000	Quarterly	06/20/2019	1.856	600	(1)	0	0	(1)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.083	500	3	(2)	1	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.119	200	(2)	4	2	0
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.400	200	(11)	13	2	0
	Ecuador Government International Bond	5.000	Quarterly	06/20/2021	5.360	600	(39)	36	0	(3)
	Ecuador Government International Bond	5.000	Quarterly	12/20/2021	5.563	300	(23)	19	0	(4)
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.698	700	(60)	30	0	(30)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.432	2,900	(188)	225	37	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.541	100	(4)	4	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.834	200	(12)	12	0	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.990	100	(14)	14	0	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.083	100	1	(1)	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.609	1,800	3	1	4	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	100	(3)	0	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	200	(6)	(1)	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.184	2,600	(19)	25	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.092	500	(8)	6	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	700	(11)	4	0	(7)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.083	200	1	0	1	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.661	1,000	(37)	40	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.184	500	3	(2)	1	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.313	300	(19)	22	3	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

	Nigeria Government International Bond	1.000	Quarterly	12/20/2019	2.382	500	(6)	1	0	(5)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.083	500	2	(1)	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	4.034	2,500	(158)	(90)	0	(248)
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.432	100	(7)	8	1	0
							$(792)	$638	$176	$(330)
Total Swap Agreements							$(757)	$619	$192	$(330)

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$820	$0	$820
Angola
Sovereign Issues	0	1,177	0	1,177
Argentina
Sovereign Issues	0	16,502	0	16,502
Austria
Corporate Bonds & Notes	0	226	0	226
Azerbaijan
Corporate Bonds & Notes	0	3,933	0	3,933
Sovereign Issues	0	208	0	208
Bahamas
Sovereign Issues	0	1,318	0	1,318
Brazil
Corporate Bonds & Notes	0	8,988	0	8,988
Loan Participations and Assignments	0	0	1,588	1,588
Sovereign Issues	0	1,437	0	1,437
Cayman Islands
Corporate Bonds & Notes	0	5,538	284	5,822
Chile
Corporate Bonds & Notes	0	5,259	0	5,259
China
Corporate Bonds & Notes	0	5,597	0	5,597
Colombia
Corporate Bonds & Notes	0	1,312	0	1,312
Sovereign Issues	0	6,405	0	6,405
Costa Rica
Sovereign Issues	0	721	0	721
Dominican Republic
Sovereign Issues	0	6,534	0	6,534
Ecuador
Sovereign Issues	0	2,961	0	2,961
Egypt
Sovereign Issues	0	4,981	0	4,981
El Salvador
Sovereign Issues	0	1,028	0	1,028
Gabon
Sovereign Issues	0	194	0	194
Germany
Corporate Bonds & Notes	0	1,178	0	1,178
Ghana
Sovereign Issues	0	3,734	0	3,734
Guatemala
Sovereign Issues	0	2,019	0	2,019
Hong Kong
Corporate Bonds & Notes	0	3,027	0	3,027
Hungary
Sovereign Issues	0	632	0	632
India
Sovereign Issues	0	1,369	0	1,369
Indonesia
Corporate Bonds & Notes	0	10,855	0	10,855
Sovereign Issues	0	15,685	0	15,685
Ireland
Corporate Bonds & Notes	0	3,660	0	3,660
Israel
Sovereign Issues	0	1,595	0	1,595
Ivory Coast
Sovereign Issues	0	2,106	0	2,106
Jordan
Sovereign Issues	0	1,285	0	1,285
Kazakhstan
Corporate Bonds & Notes	0	2,787	0	2,787
Sovereign Issues	0	640	0	640
Kenya
Sovereign Issues	0	1,115	0	1,115
Luxembourg
Asset-Backed Securities	0	0	72	72
Corporate Bonds & Notes	0	12,003	0	12,003
Malaysia
Corporate Bonds & Notes	0	222	0	222
Mexico
Corporate Bonds & Notes	0	12,659	0	12,659
Sovereign Issues	0	7,170	0	7,170
Mongolia
Sovereign Issues	0	1,240	0	1,240
Morocco
Corporate Bonds & Notes	0	316	0	316
Namibia
Sovereign Issues	0	288	0	288
Netherlands
Corporate Bonds & Notes	0	2,121	0	2,121
Nigeria
Sovereign Issues	0	4,944	0	4,944
Oman

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

Corporate Bonds & Notes	0	402	0	402
Sovereign Issues	0	3,644	0	3,644
Pakistan
Corporate Bonds & Notes	0	399	0	399
Sovereign Issues	0	396	0	396
Panama
Corporate Bonds & Notes	0	772	0	772
Sovereign Issues	0	2,677	0	2,677
Paraguay
Sovereign Issues	0	767	0	767
Peru
Corporate Bonds & Notes	0	886	0	886
Sovereign Issues	0	1,604	0	1,604
Philippines
Corporate Bonds & Notes	0	1,086	0	1,086
Poland
Sovereign Issues	0	3,153	0	3,153
Qatar
Corporate Bonds & Notes	0	906	0	906
Sovereign Issues	0	5,134	0	5,134
Romania
Sovereign Issues	0	112	0	112
Russia
Corporate Bonds & Notes	0	809	0	809
Sovereign Issues	0	2,059	0	2,059
Saudi Arabia
Sovereign Issues	0	3,355	0	3,355
Senegal
Sovereign Issues	0	1,355	0	1,355
Serbia
Sovereign Issues	0	1,923	0	1,923
Singapore
Corporate Bonds & Notes	0	881	0	881
South Africa
Corporate Bonds & Notes	0	6,443	0	6,443
Sovereign Issues	0	2,106	0	2,106
Sri Lanka
Corporate Bonds & Notes	0	501	0	501
Sovereign Issues	0	3,372	0	3,372
Tanzania
Loan Participations and Assignments	0	0	1,800	1,800
Sovereign Issues	0	318	0	318
Thailand
Corporate Bonds & Notes	0	686	0	686
Trinidad and Tobago
Corporate Bonds & Notes	0	337	0	337
Turkey
Corporate Bonds & Notes	0	796	0	796
Loan Participations and Assignments	0	1,118	0	1,118
Sovereign Issues	0	12,140	0	12,140
Ukraine
Sovereign Issues	0	7,196	0	7,196
United Arab Emirates
Corporate Bonds & Notes	0	724	0	724
Sovereign Issues	0	397	0	397
United Kingdom
Corporate Bonds & Notes	0	81	0	81
United States
Asset-Backed Securities	0	4,164	0	4,164
Corporate Bonds & Notes	0	2,854	0	2,854
Non-Agency Mortgage-Backed Securities	0	3,275	0	3,275
U.S. Government Agencies	0	14	0	14
Uruguay
Sovereign Issues	0	3,636	0	3,636
Venezuela
Corporate Bonds & Notes	0	2,473	0	2,473
Sovereign Issues	0	3,166	0	3,166
Virgin Islands (British)
Corporate Bonds & Notes	0	1,989	0	1,989
Short-Term Instruments
Repurchase Agreements	0	540	0	540

	$0	$258,435	$3,744	$262,179
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,185	$0	$0	$3,185

Total Investments	$3,185	$258,435	$3,744	$265,364

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,380)	$0	$(3,380)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	24	0	24
Over the counter	0	539	0	539

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2019 (Unaudited)

	$0	$563	$0	$563
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(14)	0	(37)
Over the counter	0	(489)	0	(489)
	$(23)	$(503)	$0	$(526)
Total Financial Derivative Instruments	$(23)	$60	$0	$37
Totals	$3,162	$255,115	$3,744	$262,021

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlement[s]	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019 (1)
Investments in Securities, at Value
Brazil
Loan
Participations and
Assignments	$1,545	$0	$0	$0	$0	$43	$0	$0	$1,588	$0
Cayman Islands
Corporate Bonds
& Notes	0	0	0	0	0	0	284	0	284	0
Luxembourg
Asset-Backed
Securities	72	0	0	0	0	0	0	0	72	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
Tanzania
Loan
Participations and
Assignments	984	796	0	0	0	20	0	0	1,800	0
Totals	$2,601	$796	$0	$0	$0	$63	$284	$0	$3,744	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,588	Proxy Pricing	Base Price	99.060
Cayman Islands
Corporate Bonds & Notes	284	Third Party Vendor	Broker Quote	87.500
Luxembourg
Asset-Backed Securities	72	Proxy Pricing	Base Price	100.132
Mexico
Common Stocks	0	Other Valuation Techniques(2)	-	-
Tanzania
Loan Participations and Assignments	1,800	Proxy Pricing	Base Price	99.603 -100.212
Total	$3,744

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 114.5% ¤

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,540	$80
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		5,610	144
Total Argentina (Cost $495)			224

AUSTRALIA 0.7%

CORPORATE BONDS & NOTES 0.3%

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$600	608

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Liberty Funding Pty. Ltd.
3.216% due 01/25/2049 •	AUD	380	270

SOVEREIGN ISSUES 0.3%

Queensland Treasury Corp.
4.250% due 07/21/2023		800	626
Total Australia (Cost $1,684)			1,504

BRAZIL 1.9%

CORPORATE BONDS & NOTES 0.9%

Petrobras Global Finance BV
5.299% due 01/27/2025		$531	540
5.999% due 01/27/2028		233	236
7.375% due 01/17/2027		1,000	1,106
			1,882

SOVEREIGN ISSUES 1.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2019 (d)	BRL	8,400	2,114
Total Brazil (Cost $4,013)			3,996

CANADA 4.8%

CORPORATE BONDS & NOTES 2.0%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$97	95
Bank of Nova Scotia
1.875% due 04/26/2021		900	887
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		200	203
Enbridge, Inc.
3.311% (US0003M + 0.700%) due 06/15/2020 ~		200	200
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	354
HSBC Bank Canada
3.300% due 11/28/2021		$500	508
Royal Bank of Canada
2.300% due 03/22/2021		600	597
Toronto-Dominion Bank
2.500% due 01/18/2023		1,100	1,098
			3,942
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Canadian Mortgage Pools
2.138% due 06/01/2020	CAD	156	117
2.338% due 07/01/2020		494	370
2.338% due 08/01/2020		172	129

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		186	141
			757
SOVEREIGN ISSUES 2.4%

Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		231	216
Province of Alberta
1.250% due 06/01/2020		1,100	819
2.350% due 06/01/2025		1,100	832
Province of Ontario
2.600% due 06/02/2025		3,900	2,994
			4,861
Total Canada (Cost $9,609)			9,560

CAYMAN ISLANDS 2.7%

ASSET-BACKED SECURITIES 2.1%

Evans Grove CLO Ltd.
3.549% due 05/28/2028 •		$100	99
Figueroa CLO Ltd.
3.687% due 01/15/2027 •		500	499
Gallatin CLO Ltd.
3.811% due 01/21/2028 •		300	299
Jamestown CLO Ltd.
3.993% due 01/17/2027 •		1,153	1,153
Palmer Square Loan Funding Ltd.
3.584% due 11/15/2026 •		489	487
Symphony CLO Ltd.
3.817% due 10/15/2025 •		1,053	1,054
Venture CLO Ltd.
3.667% due 04/15/2027		100	99
Wellfleet CLO Ltd.
3.901% due 10/20/2027 •		500	500
			4,190
CORPORATE BONDS & NOTES 0.6%

KSA Sukuk Ltd.
2.894% due 04/20/2022		300	299
4.303% due 01/19/2029		500	519
Sands China Ltd.
5.125% due 08/08/2025		200	209
5.400% due 08/08/2028		200	210
			1,237
Total Cayman Islands (Cost $5,393)			5,427

DENMARK 3.3%

CORPORATE BONDS & NOTES 3.3%

Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	1,976	308
2.000% due 10/01/2047		1,174	184
3.000% due 10/01/2047		4	1
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		600	93
2.000% due 10/01/2047		7,045	1,101
2.000% due 10/01/2050		1,660	259
Nykredit Realkredit A/S
1.500% due 10/01/2037		2,130	331
2.000% due 10/01/2047		9,627	1,504
2.500% due 10/01/2036		139	22
2.500% due 10/01/2047		27	4
Realkredit Danmark A/S
2.000% due 10/01/2047		17,842	2,789
2.500% due 07/01/2036		88	14
2.500% due 07/01/2047		74	12
Total Denmark (Cost $6,301)			6,622

FRANCE 4.4%

CORPORATE BONDS & NOTES 0.7%

Dexia Credit Local S.A.
2.250% due 02/18/2020		$250	249

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

2.375% due 09/20/2022		1,200	1,193
			1,442
SOVEREIGN ISSUES 3.7%

France Government International Bond
2.000% due 05/25/2048 (j)	EUR	4,100	5,388
3.250% due 05/25/2045 (j)		1,300	2,135
			7,523
Total France (Cost $7,759)			8,965

GERMANY 1.0%

CORPORATE BONDS & NOTES 1.0%

Deutsche Bank AG
4.250% due 10/14/2021		$1,100	1,106
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	398
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	155
5.375% due 04/23/2024	NZD	500	392
Total Germany (Cost $2,073)			2,051

GUERNSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	610
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		211	214
Total Guernsey, Channel Islands (Cost $810)			824

INDONESIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$200	208
Total Indonesia (Cost $199)			208

IRELAND 1.2%

ASSET-BACKED SECURITIES 0.6%

CVC Cordatus Loan Fund Ltd.
0.970% due 04/22/2030 •	EUR	600	675
Dorchester Park CLO DAC
3.661% due 04/20/2028 •		$600	595
			1,270
CORPORATE BONDS & NOTES 0.3%

Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		600	597

SOVEREIGN ISSUES 0.3%

Ireland Government Bond
5.400% due 03/13/2025	EUR	400	592
Total Ireland (Cost $2,423)			2,459

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
3.250% due 01/17/2028		$200	203
4.125% due 01/17/2048		200	207
Total Israel (Cost $397)			410

ITALY 0.9%

CORPORATE BONDS & NOTES 0.3%

UniCredit SpA
7.830% due 12/04/2023		$500	557

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

SOVEREIGN ISSUES 0.6%

Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	400	441
2.500% due 11/15/2025		700	807
			1,248
Total Italy (Cost $1,786)			1,805

JAPAN 5.1%

CORPORATE BONDS & NOTES 0.9%

Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		$600	596
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	200
ORIX Corp.
3.250% due 12/04/2024		100	100
Sumitomo Mitsui Financial Group, Inc.
4.281% (US0003M + 1.680%) due 03/09/2021 ~		300	306
Suntory Holdings Ltd.
2.550% due 09/29/2019		400	399
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	200	231
			1,832

SOVEREIGN ISSUES 4.2%

Development Bank of Japan, Inc.
3.125% due 09/06/2023		$500	511
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	199
2.375% due 11/16/2022		200	199
2.500% due 06/01/2022		200	200
3.250% due 07/20/2023		300	308
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	989
2.625% due 04/20/2022		600	599
Japan Government Forty Year Bond
0.800% due 03/20/2058	JPY	120,000	1,168
Japan Government International Bond
0.000% due 03/10/2028 (f)		170,954	1,610
0.500% due 09/20/2046		48,000	436
0.700% due 12/20/2048		180,000	1,710
Tokyo Metropolitan Government
2.000% due 05/17/2021		$500	493
			8,422
Total Japan (Cost $10,172)			10,254

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%

Kuwait International Government Bond
3.500% due 03/20/2027		$1,600	1,638
Total Kuwait (Cost $1,587)			1,638

LITHUANIA 0.2%

SOVEREIGN ISSUES 0.2%

Lithuania Government International Bond
6.125% due 03/09/2021		$400	424
Total Lithuania (Cost $420)			424

LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%

Emerald Bay S.A.
0.000% due 10/08/2020 (d)	EUR	541	580
GELF Bond Issuer S.A.
1.750% due 11/22/2021		700	812
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		$400	401

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Luxembourg (Cost $1,798)			1,793

NETHERLANDS 3.1%

ASSET-BACKED SECURITIES 0.6%

Accunia European CLO BV
0.000% due 07/15/2030 •(b)	EUR	250	280
Babson Euro CLO BV
0.512% due 10/25/2029 •		500	560
Penta CLO BV
0.790% due 08/04/2028 •		300	337
			1,177
CORPORATE BONDS & NOTES 2.5%

Cooperatieve Rabobank UA
3.470% (US0003M + 0.860%) due 09/26/2023 ~		$500	498
3.875% due 09/26/2023		600	618
6.875% due 03/19/2020 (h)	EUR	400	478
ING Bank NV
2.625% due 12/05/2022		$700	701
ING Groep NV
3.600% (US0003M + 1.000%) due 10/02/2023 ~		700	699
4.100% due 10/02/2023		500	514
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		200	195
NXP BV
4.125% due 06/15/2020		400	406
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	100	131
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$900	898
			5,138
Total Netherlands (Cost $6,316)			6,315

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.3%

DNB Boligkreditt A/S
2.500% due 03/28/2022		$600	598

SOVEREIGN ISSUES 0.1%

Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	195
Total Norway (Cost $823)			793

PERU 1.7%

SOVEREIGN ISSUES 1.7%
Peru Government International Bond
5.940% due 02/12/2029	PEN	7,900	2,506
6.350% due 08/12/2028		3,100	1,012
Total Peru (Cost $3,292)			3,518

QATAR 1.6%

SOVEREIGN ISSUES 1.6%

Qatar Government International Bond
3.875% due 04/23/2023		$1,600	1,649
4.000% due 03/14/2029		600	619
4.500% due 01/20/2022		200	208
4.500% due 04/23/2028		800	856
Total Qatar (Cost $3,202)			3,332

SAUDI ARABIA 1.8%

SOVEREIGN ISSUES 1.8%

Saudi Government International Bond
2.375% due 10/26/2021		$1,900	1,870
2.875% due 03/04/2023		200	198
3.250% due 10/26/2026		300	292
3.625% due 03/04/2028		200	199
4.000% due 04/17/2025		800	821
4.375% due 04/16/2029		200	209

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Saudi Arabia (Cost $3,577)			3,589

SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

BOC Aviation Ltd.
3.500% due 09/18/2027		$200	195
DBS Bank Ltd.
3.300% due 11/27/2021		200	203
Total Singapore (Cost $400)			398

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%

Kookmin Bank
2.125% due 10/21/2020		$200	197
Total South Korea (Cost $198)			197

SPAIN 2.7%

CORPORATE BONDS & NOTES 0.2%

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	200	230
Telefonica Emisiones S.A.
5.134% due 04/27/2020		$200	205
			435
SOVEREIGN ISSUES 2.5%

Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	587
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	122
4.900% due 09/15/2021		200	243
4.950% due 02/11/2020		1,000	1,161
Autonomous Community of Madrid
4.688% due 03/12/2020		500	586
Spain Government International Bond
1.400% due 07/30/2028		2,000	2,326
2.150% due 10/31/2025		20	25
			5,050
Total Spain (Cost $5,572)			5,485

SUPRANATIONAL 0.5%

CORPORATE BONDS & NOTES 0.5%

European Investment Bank
0.500% due 07/21/2023	AUD	600	398
6.500% due 08/07/2019		900	650
Total Supranational (Cost $1,132)			1,048

SWEDEN 5.2%

CORPORATE BONDS & NOTES 5.2%

Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	10,200	1,136
2.250% due 09/21/2022		11,000	1,257
Nordea Hypotek AB
1.000% due 04/08/2022		17,200	1,894
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		3,000	334
Stadshypotek AB
1.500% due 12/15/2021		13,000	1,449
4.500% due 09/21/2022		18,000	2,218
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	222
2.000% due 06/17/2026		4,000	460
Swedbank Hypotek AB
1.000% due 09/15/2021		4,100	450
1.000% due 06/15/2022		9,900	1,091

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Sweden (Cost $10,860)			10,511

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.0%

UBS AG
2.200% due 06/08/2020		$500	497
3.175% due 06/08/2020 •		700	703
7.625% due 08/17/2022 (h)		750	825
			2,025
SOVEREIGN ISSUES 0.1%

Switzerland Government International Bond
3.500% due 04/08/2033	CHF	100	152
Total Switzerland (Cost $2,190)			2,177

UNITED ARAB EMIRATES 0.6%

SOVEREIGN ISSUES 0.6%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$700	694
3.125% due 10/11/2027		500	498
Total United Arab Emirates (Cost $1,196)			1,192

UNITED KINGDOM 9.2%

CORPORATE BONDS & NOTES 5.4%

Barclays Bank PLC
7.625% due 11/21/2022 (h)		$200	218
Barclays PLC
4.114% (US0003M + 1.430%) due 02/15/2023 ~		200	199
4.807% (US0003M + 2.110%) due 08/10/2021 ~		400	408
6.500% due 09/15/2019 •(g)(h)	EUR	700	794
7.000% due 09/15/2019 •(g)(h)	GBP	300	393
7.750% due 09/15/2023 •(g)(h)		$500	501
8.000% due 12/15/2020 •(g)(h)	EUR	700	847
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	200	273
HSBC Holdings PLC
6.500% due 03/23/2028 •(g)(h)		$300	297
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	969
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)		600	783
7.875% due 06/27/2029 •(g)(h)		200	287
Natwest Markets PLC
0.091% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	100	112
0.625% due 03/02/2022		100	111
RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	200	255
Reckitt Benckiser Treasury Services PLC
3.162% (US0003M + 0.560%) due 06/24/2022 ~		$300	298
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	587
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$900	900
2.875% due 08/05/2021		300	298
3.571% due 01/10/2023		200	200
6.750% due 06/24/2024 •(g)(h)	GBP	400	529
7.375% due 06/24/2022 •(g)(h)		200	269
Tesco PLC
6.125% due 02/24/2022		83	120
Tesco Property Finance PLC
5.801% due 10/13/2040		147	232
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		300	394
Virgin Money PLC
2.250% due 04/21/2020		500	655
			10,929

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%

Eurohome UK Mortgages PLC
0.995% due 06/15/2044 •		550	691
Eurosail PLC
1.793% due 06/13/2045 •		502	649
Finsbury Square PLC
1.795% due 09/12/2068 •		394	514
Lanark Master Issuer PLC
1.698% (BP0003M + 0.820%) due 12/22/2069 ~		400	523

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Residential Mortgage Securities PLC
1.787% due 12/20/2046 •		355	463
2.037% due 09/20/2065 •		382	499
Ripon Mortgages PLC
1.659% due 08/20/2056 •		1,210	1,571
Stanlington PLC
1.845% due 06/12/2046 •		706	917
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)		600	782
Towd Point Mortgage Funding PLC
2.059% due 02/20/2054 •		672	876
			7,485

		SHARES

PREFERRED SECURITIES 0.1%

Nationwide Building Society
10.250%~		1,360	258
Total United Kingdom (Cost $18,977)			18,672

		PRINCIPAL AMOUNT (000s)

UNITED STATES 51.8%

ASSET-BACKED SECURITIES 4.1%

Amortizing Residential Collateral Trust
3.186% due 10/25/2031 •		$1	1
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 Ø		500	501
Citigroup Mortgage Loan Trust, Inc.
3.146% due 07/25/2035 •		500	492
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 Ø		929	1,005
Countrywide Asset-Backed Certificates
2.706% due 06/25/2047 •		1,000	963
2.886% due 08/25/2034 •		140	139
Credit-Based Asset Servicing & Securitization Trust
2.546% due 11/25/2036 •		18	11
EMC Mortgage Loan Trust
3.386% due 05/25/2043 •		69	68
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^Ø		160	82
JPMorgan Mortgage Acquisition Trust
2.766% due 03/25/2047 •		1,632	1,471
Morgan Stanley ABS Capital, Inc. Trust
2.596% due 03/25/2037 •		1,027	531
2.736% due 08/25/2036 •		2,465	1,564
NovaStar Mortgage Funding Trust
2.616% due 03/25/2037 •		819	615
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 Ø		458	244
Securitized Asset-Backed Receivables LLC Trust
2.536% due 12/25/2036 •		7	4
Soundview Home Loan Trust
2.736% due 11/25/2036 •		600	560
Structured Asset Securities Corp. Mortgage Loan Trust
3.989% due 04/25/2035 •		7	7
Terwin Mortgage Trust
3.426% due 11/25/2033 •		13	13
Washington Mutual Asset-Backed Certificates Trust
2.546% due 10/25/2036 •		39	19
			8,290

CORPORATE BONDS & NOTES 11.9%

AIG Global Funding
3.080% (US0003M + 0.480%) due 07/02/2020 ~		400	401
Allergan Sales LLC
5.000% due 12/15/2021		200	208
Ally Financial, Inc.
3.750% due 11/18/2019		200	201
Arrow Electronics, Inc.
3.500% due 04/01/2022		400	403
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	585
3.437% (US0003M + 0.650%) due 01/15/2020 ~		$900	903
3.737% (US0003M + 0.950%) due 07/15/2021 ~		900	911
Bank of America Corp.
5.875% due 03/15/2028 •(g)		300	305

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

BAT Capital Corp.
3.283% due 08/14/2020 •		300	299
3.557% due 08/15/2027		400	379
Baxalta, Inc.
2.875% due 06/23/2020		179	179
Bayer U.S. Finance LLC
3.621% (US0003M + 1.010%) due 12/15/2023 ~		300	296
4.250% due 12/15/2025		200	202
BMW U.S. Capital LLC
3.063% (US0003M + 0.370%) due 08/14/2020 ~		500	500
Campbell Soup Co.
3.300% due 03/15/2021		100	101
3.650% due 03/15/2023		100	102
Cardinal Health, Inc.
1.948% due 06/14/2019		500	499
Cboe Global Markets, Inc.
1.950% due 06/28/2019		200	200
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	102
Charter Communications Operating LLC
4.464% due 07/23/2022		900	932
6.384% due 10/23/2035		600	671
Citigroup, Inc.
3.537% (US0003M + 0.930%) due 06/07/2019 ~		600	601
Citizens Bank N.A.
3.216% (US0003M + 0.570%) due 05/26/2020 ~		600	601
Comcast Corp.
2.922% (US0003M + 0.330%) due 10/01/2020 ~		200	200
Continental Resources, Inc.
4.375% due 01/15/2028		100	103
CVS Health Corp.
3.700% due 03/09/2023		100	102
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.150% due 06/05/2020		400	397
Emera U.S. Finance LP
2.150% due 06/15/2019		500	499
EPR Properties
4.500% due 06/01/2027		300	303
Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~		100	99
ERAC USA Finance LLC
5.250% due 10/01/2020		500	516
Ford Motor Credit Co. LLC
0.060% due 12/01/2021 •	EUR	800	859
0.122% due 05/14/2021 •		100	108
3.797% (US0003M + 1.000%) due 01/09/2020 ~		$400	400
General Motors Financial Co., Inc.
3.550% due 04/09/2021		100	101
GLP Capital LP
5.300% due 01/15/2029		400	422
Harley-Davidson Financial Services, Inc.
3.555% (US0003M + 0.940%) due 03/02/2021 ~		200	200
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~		300	300
International Lease Finance Corp.
6.250% due 05/15/2019		800	803
8.250% due 12/15/2020		300	324
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		300	301
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020		100	104
6.850% due 02/15/2020		1,100	1,136
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Molson Coors Brewing Co.
2.100% due 07/15/2021		300	294
Morgan Stanley
3.247% (US0003M + 0.550%) due 02/10/2021 ~		100	100
Navient Corp.
8.000% due 03/25/2020		100	104
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		600	600
3.029% (US0003M + 0.400%) due 08/21/2020 ~		200	200
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		200	198
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Spirit AeroSystems, Inc.
3.411% (US0003M + 0.800%) due 06/15/2021 ~		100	99
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		375	376
4.738% due 09/20/2029		200	203
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~		400	398

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Time Warner Cable LLC
8.250% due 04/01/2019	500	500
United Technologies Corp.
3.950% due 08/16/2025	200	208
4.125% due 11/16/2028	200	209
Verizon Communications, Inc.
4.329% due 09/21/2028	305	324
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	499
3.458% (US0003M + 0.770%) due 11/13/2020 ~	200	201
3.638% (US0003M + 0.940%) due 11/12/2021 ~	300	301
WEA Finance LLC
3.750% due 09/17/2024	200	204
Wells Fargo & Co.
3.889% (US0003M + 1.110%) due 01/24/2023 ~	600	606
Wells Fargo Bank N.A.
3.550% due 08/14/2023	500	514
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	100
3.150% due 04/01/2022	400	401
3.375% due 11/30/2021	300	302
		24,199

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

CenturyLink, Inc.
5.249% (LIBOR03M + 2.750%) due 01/31/2025 ~	296	290
Las Vegas Sands LLC
4.249% (LIBOR03M + 1.750%) due 03/27/2025 ~	486	479
		769

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

Adjustable Rate Mortgage Trust
4.193% due 09/25/2035 ^~	9	9
American Home Mortgage Assets Trust
2.676% (US0001M + 0.190%) due 05/25/2046 ^~	220	203
2.696% due 10/25/2046 •	397	288
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	566	543
Banc of America Funding Trust
4.490% due 10/20/2046 ^~	87	70
4.668% due 02/20/2036 ~	112	111
5.500% due 01/25/2036	160	139
BCAP LLC Trust
2.656% due 01/25/2037 ^•	193	182
5.250% due 04/26/2037	746	636
Bear Stearns Adjustable Rate Mortgage Trust
3.446% due 05/25/2034 ~	6	5
4.148% due 08/25/2033 ~	7	7
4.265% due 05/25/2047 ^~	185	173
4.547% due 10/25/2033 ~	6	6
4.547% due 05/25/2034 ~	17	16
4.714% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.933% due 08/25/2036 ^~	148	98
4.183% due 11/25/2035 ^~	107	93
4.262% due 09/25/2035 ^~	95	79
Bear Stearns Structured Products, Inc. Trust
3.745% due 12/26/2046 ^~	75	69
Chase Mortgage Finance Trust
3.677% due 07/25/2037 ~	23	21
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.666% due 07/25/2036 •	41	41
Citigroup Mortgage Loan Trust
4.970% due 10/25/2035 ^•	427	434
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	17	17
Countrywide Alternative Loan Trust
2.656% due 01/25/2037 ^•	134	130
2.683% due 12/20/2046 ^•	324	289
2.698% due 03/20/2046 •	102	94
2.698% due 07/20/2046 ^•	196	153
2.766% due 02/25/2037 •	117	107
2.836% due 05/25/2037 ^•	51	27
3.897% due 11/25/2035 •	22	21
4.091% due 11/25/2035 ^~	197	183
4.437% due 11/25/2035 •	22	21
5.250% due 06/25/2035 ^	15	14
6.000% due 04/25/2037 ^	51	34
6.250% due 08/25/2037 ^	26	21
6.500% due 06/25/2036 ^	130	98
Countrywide Home Loan Mortgage Pass-Through Trust
2.756% due 04/25/2046 •	1,129	518
2.946% due 05/25/2035 •	54	50
3.066% due 04/25/2035 •	11	11

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

3.086% due 03/25/2035 •	425	396
3.106% due 02/25/2035 •	469	450
3.126% due 03/25/2035 •	61	55
3.146% due 02/25/2035 •	6	6
3.246% due 09/25/2034 •	5	5
3.403% due 05/25/2047 ~	90	80
3.923% due 08/25/2034 ^~	3	3
4.272% due 11/25/2034 ~	12	12
4.667% due 02/20/2036 ^•	263	241
5.500% due 10/25/2035	68	60
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	0	1
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036 ^	113	56
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.886% due 10/25/2036 ^Ø	200	188
GreenPoint Mortgage Funding Trust
3.026% due 11/25/2045 •	8	7
GSR Mortgage Loan Trust
3.591% due 06/25/2034 ~	3	3
4.300% due 03/25/2033 •	5	5
4.521% due 09/25/2035 ~	91	93
HarborView Mortgage Loan Trust
3.247% due 12/19/2036 ^•	127	123
IndyMac Mortgage Loan Trust
4.033% due 09/25/2035 ^~	155	144
JPMorgan Mortgage Trust
4.171% due 11/25/2033 ~	5	5
4.211% due 01/25/2037 ^~	170	163
4.570% due 02/25/2035 ~	4	4
Luminent Mortgage Trust
2.726% due 04/25/2036 •	351	298
MASTR Adjustable Rate Mortgages Trust
4.191% due 05/25/2034 ~	369	367
MASTR Alternative Loan Trust
2.886% due 03/25/2036 ^•	45	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.924% due 12/15/2030 •	5	5
Merrill Lynch Mortgage Investors Trust
2.696% due 02/25/2036 •	67	64
4.361% due 02/25/2033 ~	10	9
4.493% due 02/25/2036 ~	31	31
Merrill Lynch Mortgage-Backed Securities Trust
4.371% due 04/25/2037 ^~	6	6
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.115% due 10/25/2035 ~	12	11
OBX Trust
3.136% due 06/25/2057 •	401	399
Residential Accredit Loans, Inc. Trust
2.696% due 04/25/2046 •	148	70
6.000% due 12/25/2036 ^	311	287
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	76	71
Structured Adjustable Rate Mortgage Loan Trust
4.458% due 09/25/2034 ~	9	9
4.554% due 04/25/2034 ~	14	15
4.570% due 02/25/2034 ~	7	7
Structured Asset Mortgage Investments Trust
2.676% due 07/25/2046 ^•	315	262
2.696% due 05/25/2036 •	81	75
2.706% due 05/25/2036 •	361	331
2.706% due 09/25/2047 •	352	335
2.732% due 07/19/2035 •	114	113
2.766% due 02/25/2036 ^•	389	369
3.062% due 07/19/2034 •	2	2
3.182% due 03/19/2034 •	3	3
Structured Asset Securities Corp.
2.766% due 01/25/2036 •	105	98
SunTrust Alternative Loan Trust
3.136% due 12/25/2035 ^•	622	524
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 07/25/2046 •	148	145
2.756% due 12/25/2045 •	31	31
2.796% due 01/25/2045 •	5	5
3.097% due 02/25/2047 ^•	284	269
3.126% due 01/25/2045 •	5	5
3.454% due 01/25/2037 ^~	22	20
3.550% due 06/25/2037 ^~	53	49
3.703% due 12/25/2036 ^~	4	4
3.710% due 12/25/2036 ^~	29	29
3.797% due 08/25/2042 •	3	3
3.970% due 09/25/2036 ~	72	72
4.128% due 06/25/2033 ~	5	5
4.485% due 02/25/2033 ~	53	54
4.809% due 03/25/2034 ~	18	18

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
3.337% due 07/25/2046 ^•		47	35
Wells Fargo Mortgage-Backed Securities Trust
5.750% due 02/25/2037		26	24
Wells Fargo Mortgage-Backed Securities Trust
4.745% due 04/25/2036 ~		3	3
			11,655

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
2.606% due 03/25/2034 •		3	3
2.636% due 08/25/2034 •		2	2
2.886% due 06/25/2036 •		20	20
3.000% due 08/01/2042 - 08/01/2043		215	216
4.035% due 10/01/2034 •		1	1
4.284% due 12/01/2034 •		2	2
4.722% due 11/01/2034 •		21	22
6.000% due 07/25/2044		18	20
Fannie Mae, TBA
3.500% due 05/01/2049		23,400	23,709
4.000% due 05/01/2049		10,300	10,587
Freddie Mac
1.592% due 01/15/2038 ~(a)		282	16
2.770% due 09/25/2031 •		14	14
2.859% due 01/15/2038		282	281
3.000% due 03/01/2045		678	678
3.500% due 07/01/2048		4,856	4,936
3.597% due 10/25/2044 •		30	30
4.201% due 04/01/2037 •		20	21
4.602% due 02/01/2029 •		2	2
6.000% due 04/15/2036		227	256
Freddie Mac, TBA
3.000% due 04/01/2049		3,000	2,988
Ginnie Mae
4.125% (H15T1Y + 1.500%) due 11/20/2024 ~		1	1
6.000% due 09/20/2038		4	4
			43,809

U.S. TREASURY OBLIGATIONS 8.0%

U.S. Treasury Bonds
2.875% due 05/15/2043		100	102
3.125% due 02/15/2043		100	106
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022		1,242	1,230
0.125% due 07/15/2024 (l)		795	786
0.500% due 01/15/2028		2,143	2,140
0.625% due 01/15/2026		159	161
1.000% due 02/15/2048		714	731
1.375% due 02/15/2044		324	359
1.750% due 01/15/2028		2,403	2,656
2.500% due 01/15/2029		1,981	2,350
3.875% due 04/15/2029		704	931
U.S. Treasury Notes
2.625% due 06/15/2021		200	202
2.875% due 04/30/2025 (n)		4,300	4,443
			16,197
Total United States (Cost $101,566)			104,919

SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS (i) 1.5%
			3,055

ARGENTINA TREASURY BILLS 0.0%
49.507% due 06/28/2019 (d)(e)	ARS	450	11
JAPAN TREASURY BILLS 4.2%
(0.129)% due 06/17/2019 (d)(e)	JPY	940,000	8,485
MALAYSIA TREASURY BILLS 0.1%
3.271% due 06/19/2019 (c)(d)	MYR	1,200	292

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $11,810)		11,843
Total Investments in Securities (Cost $228,029)		232,153

	SHARES

INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio	342,435	3,407
PIMCO Short-Term Floating NAV Portfolio III	550,778	5,447
Total Short-Term Instruments (Cost $8,876)		8,854
Total Investments in Affiliates (Cost $8,876)		8,854
Total Investments 118.9% (Cost $236,906)		$241,007
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $1,855)		(19)
Other Assets and Liabilities, net (18.9)%		(38,356)
Net Assets 100.0%		$202,632

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019		$993	U.S. Treasury Notes 2.625% due 07/15/2021	$(1,014)	$993	$993
MEI	1.710	03/07/2019	04/08/2019	CAD	2,061	Canada Government International Bond 2.750% due12/01/2048	(1,622)	1,542	1,544

	1.710	03/11/2019	04/08/2019		695	Canada Government International Bond 2.750% due12/01/2048	(541)	520	520

Total Repurchase Agreements							$(3,177)	$3,055	$3,057

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
IND	(0.450)%	01/22/2019	04/17/2019	EUR	(1,877)	$(2,104)
	(0.420)	01/22/2019	04/17/2019		(1,401)	(1,570)
Total Reverse Repurchase Agreements						$(3,674)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (1.2)%

Sovereign Issues (1.2)%

Canadian Government Bond	2.750%	12/01/2048	CAD	2,700	$(2,311)	$(2,427)
Total Short Sales (1.2)%					$(2,311)	$(2,427)

(j)	Securities with an aggregate market value of $3,876 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(9,670) at a weighted average interest rate of 1.314%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $19 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$137.000	05/24/2019	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	137.500	05/24/2019	11	11	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	138.000	05/24/2019	70	70	1	1
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	107.500	05/24/2019	56	56	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	107.750	05/24/2019	8	8	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	420	420	4	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	123.000	05/24/2019	5	5	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	125.000	05/24/2019	31	31	0	0
Total Purchased Options					$5	$2

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$123.000	04/26/2019	14	$14	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	125.000	04/26/2019	14	14	(4)	(3)
Total Written Options					$(6)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06	/2019	306	$74,553	$43	$0	$(11)
Australia Government 3-Year Note June Futures	06	/2019	221	17,833	101	13	(12)
Australia Government 10-Year Bond June Futures	06	/2019	82	8,067	165	32	(32)
Call Options Strike @ EUR 159.000 on Euro-Bobl June 2019
Futures	05	/2019	45	1	0	0	0
Call Options Strike @ EUR 175.000 on Euro-OAT France
Government 10-Year Bond May 2019 Futures	05	/2019	230	3	0	0	0
Call Options Strike @ EUR 182.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05	/2019	46	1	0	0	0
Euro-Bobl June Futures	06	/2019	155	23,149	200	7	(28)
Euro-Buxl 30-Year Bond June Futures	06	/2019	6	1,290	63	0	(9)
Put Options Strike @ EUR 127.750 on Euro-Bobl June 2019
Futures	05	/2019	155	1	0	0	0
U.S. Treasury 5-Year Note June Futures	06	/2019	462	53,513	480	0	(105)
U.S. Treasury Ultra Long-Term Bond June Futures	06	/2019	36	6,048	199	0	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09	/2019	342	55,218	177	3	0
					$1,428	$55	$(211)

SHORT FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12	/2019	84	$(20,490)	$(90)	$28	$0
90-Day Eurodollar March Futures	03	/2020	69	(16,851)	(40)	13	0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04	/2019	6	(16)	(13)	2	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05	/2019	7	(15)	(10)	2	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05	/2019	7	(12)	(7)	2	0
Canada Government 10-Year Bond June Futures	06	/2019	4	(416)	(8)	3	0
Euro-BTP Italy Government Bond June Futures	06	/2019	34	(4,938)	(117)	20	0
Euro-Bund 10-Year Bond June Futures	06	/2019	43	(8,023)	(176)	12	0
Euro-OAT France Government 10-Year Bond June Futures	06	/2019	201	(36,677)	(846)	74	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05	/2019	14	(1)	4	0	0
U.S. Treasury 10-Year Note June Futures	06	/2019	54	(6,708)	(87)	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09	/2020	342	(55,187)	(289)	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

United Kingdom Long Gilt June Futures	06	/2019	114	(19,209)	(312)	9	(13)
					$(1,991)	$180	$(16)
Total Futures Contracts					$(563)	$235	$(227)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.106%	EUR	200	$(6)	$2	$(4)	$0	$0
Reynolds
American, Inc.	(1.000)	Quarterly	12/20/2020	0.181		$700	(19)	9	(10)	0	0
United Utilities
PLC	(1.000)	Quarterly	12/20/2020	0.173	EUR	200	(4)	1	(3)	0	0
							$(29)	$12	$(17)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.275%	EUR	100	$2	$(1)	$1	$0	$0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.590		100	(1)	1	0	0	0
Shell
International
Finance BV	1.000	Quarterly	12/20/2026	0.549		200	(3)	11	8	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.649		400	(13)	(4)	(17)	0	0
							$(15)	$7	$(8)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$4,800	$(76)	$(19)	$(95)	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$2,231	$(9)	$(27)	$(36)	$3	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	1,100	(21)	(8)	(29)	1	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	8,900	(415)	104	(311)	8	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	98	6	1	7	0	0
					$(439)	$70	$(369)	$12	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.117%	Quarterly	03/02/2020	$3,400	$0	$0	$0	$0	$0
	1-Month USD-LIBOR
3-Month USD-LIBOR(1)	+0.091%	Quarterly	03/18/2022	32,800	(1)	3	2	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(1)	+0.084%	Quarterly	04/26/2022	12,800	0	1	1	1	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.084%	Quarterly	06/12/2022	2,900	0	2	2	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.070%	Quarterly	06/12/2022	2,000	0	2	2	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.085%	Quarterly	06/19/2022	10,400	1	5	6	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(1)	+0.073%	Quarterly	04/27/2023	6,300	0	0	0	0	0

					$0	$13	$13	$1	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.673%	Annual	04/30/2025		$500	$0	$(21)	$(21)	$1	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.683	Annual	04/30/2025		1,500	1	(64)	(63)	4	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.684	Annual	04/30/2025		400	0	(17)	(17)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.696	Annual	04/30/2025		500	0	(22)	(22)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.710	Annual	04/30/2025		500	0	(23)	(23)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.714	Annual	04/30/2025		900	0	(40)	(40)	2	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	82,400	0	22	22	4	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		126,300	(2)	16	14	6	0
	3-Month CAD-Bank
Receive	Bill	1.850	Semi-Annual	09/15/2027	CAD	3,100	155	(125)	30	16	0
	3-Month CAD-Bank
Pay(6)	Bill	2.500	Semi-Annual	06/19/2029		2,500	34	37	71	0	(14)
	3-Month CAD-Bank
Pay	Bill	2.750	Semi-Annual	12/18/2048		2,200	(12)	173	161	0	(25)
	3-Month CAD-Bank
Pay	Bill	2.565	Semi-Annual	03/07/2049		700	0	29	29	0	(8)

Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	(4)	17	13	0	(1)

Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$16,200	317	(231)	86	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		11,800	85	(132)	(47)	21	0
Pay(6)	3-Month USD-LIBOR	2.970	Semi-Annual	05/31/2023		12,100	7	323	330	0	(25)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		5,700	232	(194)	38	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		17,900	(377)	731	354	37	0
Pay (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		2,700	91	2	93	0	(6)
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(47)	(132)	7	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		10,200	(383)	535	152	0	(26)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,400	(5)	112	107	0	(4)
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		1,300	34	32	66	0	(3)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,300	(25)	(56)	(81)	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,400	156	(131)	25	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		7,100	192	(831)	(639)	24	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		400	(3)	(26)	(29)	1	0
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,800	(15)	(115)	(130)	6	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	1	(3)	(2)	1	0
	6-Month EUR-
Pay(6)	EURIBOR	0.000	Annual	09/18/2021	EUR	1,900	5	2	7	0	(1)
	6-Month EUR-
Pay	EURIBOR	2.500	Annual	03/21/2023		14,000	1,491	136	1,627	0	(19)
	6-Month EUR-
Pay(6)	EURIBOR	0.500	Annual	06/19/2024		24,100	127	487	614	0	(46)
	6-Month EUR-
Pay(6)	EURIBOR	0.250	Annual	09/18/2024		4,000	17	20	37	0	(8)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	03/08/2029		3,200	(15)	29	14	0	(7)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	06/19/2029		14,900	59	761	820	0	(62)
	6-Month EUR-
Receive(6)	EURIBOR	1.250	Annual	09/18/2049		8,950	(67)	(365)	(432)	163	0

Pay(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	16,400	47	90	137	2	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		8,400	(30)	38	8	2	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		16,400	(7)	(107)	(114)	1	0

Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		2,800	6	(35)	(29)	1	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		700	9	16	25	0	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		4,000	29	104	133	0	(1)

Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	370,000	(69)	22	(47)	0	(1)

Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		1,700,000	(50)	164	114	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		340,000	(7)	(63)	(70)	0	(6)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		385,000	(83)	(25)	(108)	0	(8)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		870,000	(29)	(229)	(258)	0	(18)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		988,000	(85)	(245)	(330)	0	(24)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		530,616	69	(414)	(345)	0	(30)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	84,000	62	41	103	10	0
Pay	6-Month JPY-LIBOR	0.724	Semi-Annual	01/24/2049	34,000	4	14	18	3	0

						$1,877	$392	$2,269	$355	$(343)
Total Swap Agreements						$1,318	$475	$1,793	$368	$(349)

(l)	Securities with an aggregate market value of $775 and cash of $4,187 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	06/2019		$3,597	EUR	3,084	$0	$(115)
BOA	04/2019	AUD	863		$609	0	(4)
	04/2019	BRL	1,344		349	6	0
	04/2019	MXN	79,106		4,071	4	0
	04/2019		$345	BRL	1,344	0	(2)
	04/2019		51,991	EUR	46,195	0	(172)
	05/2019	EUR	46,890		$52,920	182	0
	05/2019	GBP	118		155	1	0
	05/2019	SEK	3,485		375	0	(1)
	05/2019		$219	AUD	311	2	0
	05/2019		7,401	CHF	7,389	50	0
	05/2019		921	EUR	810	0	(9)
	05/2019		692	JPY	76,500	1	0
	05/2019		453	SEK	4,200	0	0
	06/2019	ILS	400		$111	0	0
	06/2019		$4,249	MXN	83,497	0	(5)
	07/2019	RON	6,655	EUR	1,368	0	(7)
	03/2020		1,037		209	0	0
BPS	04/2019	ARS	750		$17	0	0
	04/2019	CNH	3,793		547	0	(18)
	04/2019	TRY	180		32	0	0
	04/2019		$17	ARS	750	0	0
	04/2019		306	AUD	430	0	0
	04/2019		140	CAD	187	0	0
	04/2019		1,098	CNH	7,576	29	0
	04/2019		603	INR	41,530	0	(7)
	04/2019		303	NZD	444	0	(1)
	04/2019		126	TRY	715	2	0
	05/2019	AUD	698		$491	0	(5)
	05/2019		$16	ARS	750	0	0
	05/2019		314	TRY	1,758	0	(12)
	06/2019	INR	125,601		$1,740	0	(51)
	06/2019	TRY	807		139	3	0
	07/2019		$518	CNH	3,546	10	0
	08/2019		2,095	MXN	41,107	0	(21)
	03/2020	RON	904	EUR	182	0	0
BRC	04/2019	CLP	1,446		$2	0	0
	04/2019	MXN	26,005		1,350	13	0
	04/2019	TRY	3,641		626	0	(14)
	04/2019		$1,853	EUR	1,633	0	(21)
	05/2019		783		690	0	(6)
	05/2019		2,904	GBP	2,200	3	(36)
	05/2019		4,445	JPY	487,700	0	(29)
	06/2019	EUR	88	TRY	569	0	(3)
CBK	04/2019	CAD	492		$366	0	(2)
	04/2019	CNH	6,501		959	0	(8)
	04/2019	DKK	37,234		5,729	135	0
	04/2019	EUR	820		922	2	0
	04/2019	GBP	464		612	7	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019	MXN	7,140		368	1	0
	04/2019	NOK	10,570		1,223	0	(2)
	04/2019	PEN	11,244		3,398	14	0
	04/2019		$3	ARS	113	0	0
	04/2019		613	AUD	862	0	0
	04/2019		1,231	CAD	1,616	0	(22)
	04/2019		322	GBP	243	0	(5)
	04/2019		608	JPY	67,835	4	0
	04/2019		7,371	MXN	141,769	0	(82)
	04/2019		2,424	NOK	21,043	16	0
	04/2019		774	NZD	1,126	0	(7)
	04/2019		318	SEK	2,993	3	0
	05/2019	AUD	4,474		$3,178	0	(2)
	05/2019	EUR	5,934		6,763	82	0
	05/2019	GBP	458		596	2	(4)
	05/2019	MXN	1,983		104	2	0
	05/2019	NOK	6,120		705	0	(6)
	05/2019		$1,108	AUD	1,565	4	0
	05/2019		3,043	EUR	2,671	0	(36)
	05/2019		242	GBP	182	0	(5)
	05/2019		262	JPY	29,100	2	0
	06/2019	EUR	39	TRY	252	0	(1)
	06/2019	GBP	240		$322	8	0
	06/2019	MXN	19,215		978	1	0
	06/2019	TRY	907	EUR	140	5	0
	06/2019		$7,692		6,611	0	(227)
	07/2019	CNH	3,776		$560	0	(1)
	07/2019		$517	CNH	3,546	10	0
	08/2019	MXN	17,894		$905	3	0
	09/2019	EUR	88	TRY	598	0	(5)
	03/2020	RON	910	EUR	183	0	0
DUB	04/2019	SEK	917		89	1	0
FBF	04/2019	ARS	11,545		$266	0	0
	04/2019	EUR	177	SEK	1,815	0	(3)
	04/2019		$291	ARS	11,545	0	(25)
GLM	04/2019	ARS	3,375		$78	0	0
	04/2019	CHF	920		923	0	(1)
	04/2019	JPY	135,286		1,218	0	(3)
	04/2019	MXN	17,894		922	2	0
	04/2019		$79	ARS	3,375	0	(1)
	04/2019		308	AUD	435	1	0
	04/2019		3,244	GBP	2,439	0	(67)
	04/2019		799	INR	55,400	0	(3)
	05/2019	CHF	61		$61	0	(1)
	05/2019		$116	ARS	5,263	1	(1)
	05/2019		3,651	CHF	3,642	21	0
	05/2019		741	ZAR	10,710	0	(2)
	06/2019	KRW	4,346,943		$3,878	49	0
	06/2019		$428	KRW	485,942	0	0
	06/2019		1,594	MYR	6,482	0	(5)
HUS	04/2019	ARS	2,166		$55	5	0
	04/2019	CAD	2		2	0	0
	04/2019	CNH	5,779		854	0	(5)
	04/2019	KRW	1,034,772		913	2	0
	04/2019	PLN	2,262		609	19	0
	04/2019	RUB	7,495		114	0	0
	04/2019		$50	ARS	2,166	0	0
	04/2019		7,081	CAD	9,344	0	(89)
	04/2019		8	CHF	8	0	0
	04/2019		313	GBP	236	0	(6)
	04/2019		898	NGN	332,325	22	0
	04/2019		7,290	NZD	10,581	0	(85)
	04/2019		610	PLN	2,278	0	(16)
	05/2019	EUR	885		$1,008	12	0
	05/2019	JPY	171,500		1,558	5	0
	05/2019	SEK	88,195		9,587	71	0
	05/2019		$1,657	AUD	2,317	0	(11)
	05/2019		851	EUR	705	0	(57)
	06/2019	HKD	6,082		$777	0	0
	06/2019	RUB	73,504		1,099	0	(10)
	06/2019		$3,404	KRW	3,850,711	0	(12)
	07/2019	CNH	24,486		$3,588	0	(53)
	07/2019		$3,721	CNH	25,541	76	0
	09/2019	EUR	50	TRY	339	0	(3)
	10/2019	INR	45,571		$620	0	(21)
	10/2019		$830	INR	61,076	29	0
IND	04/2019	CNH	927		$134	0	(4)
	04/2019		$538	KRW	603,233	0	(7)
JPM	04/2019	ARS	5,950		$148	11	0
	04/2019	CAD	1,207		905	2	(1)
	04/2019	CNH	3,387		500	0	(4)
	04/2019	EUR	46,195		52,730	911	0
	04/2019	GBP	698		921	12	0
	04/2019	MXN	11,624		604	7	0
	04/2019	NOK	15,719		1,838	15	0
	04/2019	NZD	7,313		5,005	25	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019	PEN	721		218	1	0
	04/2019	SEK	28,408		3,059	8	(5)
	04/2019		$137	ARS	5,950	0	0
	04/2019		2,152	CHF	2,148	5	0
	04/2019		168	DKK	1,090	0	(4)
	04/2019		1,070	INR	73,926	0	(8)
	04/2019		1,523	JPY	169,349	5	0
	04/2019		908	NOK	7,756	0	(9)
	04/2019		1,225	NZD	1,772	0	(18)
	04/2019		904	SEK	8,342	0	(6)
	05/2019	EUR	10,149		$11,532	106	0
	05/2019	SEK	755		82	0	0
	05/2019	TRY	184		32	0	0
	05/2019		$283	EUR	248	0	(4)
	05/2019		11,656	JPY	1,279,095	0	(74)
	05/2019		11,624	NOK	100,220	15	0
	06/2019	TRY	132	EUR	20	0	0
	07/2019	BRL	8,400		$2,205	74	0
	07/2019	CNH	1,277		188	0	(2)
	07/2019		$168	DKK	1,105	0	0
MSB	04/2019		1,730	CNH	11,900	40	0
	05/2019		15	ARS	636	0	(1)
	06/2019	EUR	13	TRY	84	0	0
	06/2019	RUB	17,708		$266	0	(1)
	07/2019	CNH	3,093		453	0	(7)
	03/2020	RON	912	EUR	184	0	0
MYI	04/2019	CAD	1,709		$1,284	5	0
	04/2019	CHF	1,842		1,826	0	(25)
	04/2019	DKK	430		66	1	0
	04/2019	EUR	2,433		2,772	43	0
	04/2019		$607	AUD	855	0	0
	04/2019		310	EUR	273	0	(4)
	04/2019		619	NOK	5,291	0	(5)
	04/2019		2,172	SEK	19,996	0	(21)
	05/2019	SEK	565		$61	0	0
	05/2019		$9,057	AUD	12,770	18	0
	07/2019	DKK	36,368		$5,524	15	0
	06/2021		$15	EUR	12	0	(1)
NGF	04/2019	CNH	1,140		$164	0	(5)
	04/2019		$180	IDR	2,574,993	0	0
	09/2019	TRY	939	EUR	138	8	0
RBC	05/2019	JPY	191,700		$1,746	11	0
RYL	04/2019	SEK	1,288	EUR	124	1	0
	05/2019		$3,677	SEK	33,735	0	(37)
SCX	04/2019	BRL	1,337		$343	2	0
	04/2019	CAD	817		609	0	(3)
	04/2019	CNH	6,116		880	0	(29)
	04/2019	GBP	2,909		3,845	56	0
	04/2019	JPY	102,121		929	7	0
	04/2019	NGN	332,325		875	0	(45)
	04/2019	NZD	6,614		4,495	0	(9)
	04/2019	RUB	5,605		84	0	(1)
	04/2019		$357	BRL	1,337	0	(16)
	04/2019		1,184	CNH	8,167	30	0
	04/2019		605	EUR	534	0	(5)
	04/2019		1	KRW	1,124	0	0
	04/2019		237	TRY	1,354	1	0
	05/2019	TRY	1,390		$238	0	0
	05/2019		$3,234	GBP	2,439	0	(52)
	05/2019		4,194	NZD	6,168	9	0
	06/2019	TWD	24,853		$808	0	0
	06/2019		$3,544	IDR	50,588,100	0	(36)
	06/2019		785	TWD	24,133	0	(1)
SOG	04/2019		453	TRY	2,467	0	(19)
	06/2019		7,245	RUB	483,423	48	0
SSB	05/2019	GBP	331		$436	4	0
	06/2019	MYR	1,200		294	0	0
TOR	04/2019		$383	KRW	430,415	0	(4)
	06/2019		1,547	COP	4,826,687	0	(38)
UAG	04/2019	CAD	7,143		$5,321	0	(25)
	04/2019		$85	RUB	5,605	1	0
	05/2019		5,325	CAD	7,143	25	0
	06/2019	JPY	940,000		$8,503	0	(29)
Total Forward Foreign Currency Contracts						$2,445	$(1,999)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount**	Cost	Market Value
BOA	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	1,380	$10	$13
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	200	12	4
	Put - OTC EUR versus USD		1.308	09/22/2021	200	15	24

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

GLM	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	1,300	8	13
HUS	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	1,530	6	6
	Call - OTC USD versus INR	INR	82.000	10/16/2019	3,500	25	4
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	178	11	3
	Put - OTC EUR versus USD		1.291	06/24/2021	178	13	20
MYI	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	1,206	5	5
Total Purchased Options						$105	$92

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	400	$0	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	500	(1)	0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	400	0	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	1,800	(2)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	400	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	500	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	500	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	06/19/2019	200	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	500	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	500	(1)	0
						$(7)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount**	Premiums (Received)	Market Value
CBK	Call - OTC EUR versus TRY	TRY	6.840	06/03/2019	720	$(12)	$(36)
	Put - OTC GBP versus USD		$1.315	06/14/2019	684	(21)	(21)
HUS	Put - OTC USD versus CNH	CNH	6.700	04/29/2019	1,500	(4)	(5)
	Call - OTC USD versus CNH		6.800	04/29/2019	1,500	(3)	(2)
	Put - OTC USD versus INR	INR	72.000	10/16/2019	1,200	(23)	(36)
MYI	Put - OTC USD versus CNH	CNH	6.675	04/11/2019	1,500	(4)	(2)
	Call - OTC USD versus CNH		6.775	04/11/2019	1,500	(4)	(1)
	Put - OTC USD versus MXN	MXN	18.500	05/23/2019	770	(4)	(1)
NGF	Call - OTC EUR versus TRY	TRY	7.300	09/04/2019	670	(19)	(53)
						$(94)	$(157)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
	Call - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.460%	04/05/2019	1,800	$(3)	$(15)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	1,800	(2)	0
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.460	04/05/2019	400	(1)	(3)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	400	(1)	0
							$(7)	$(18)
Total Written Options							$(108)	$(176)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Japan Government International
BOA	Bond	(1.000)%	Quarterly	06/20/2022	0.109%	$100	$(3)	$0	$0	$(3)
	Japan Government International
BPS	Bond	(1.000)	Quarterly	06/20/2022	0.109	1,000	(36)	8	0	(28)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	800	(20)	(4)	0	(24)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	300	(6)	(2)	0	(8)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	800	(28)	5	0	(23)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	900	(23)	(4)	0	(27)
	Japan Government International
CBK	Bond	(1.000)	Quarterly	06/20/2022	0.109	400	(14)	3	0	(11)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	700	(13)	(6)	0	(19)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	700	(24)	4	0	(20)
	South Korea Government
HUS	International Bond	(1.000)	Quarterly	06/20/2023	0.263	300	(7)	(2)	0	(9)
	South Korea Government
JPM	International Bond	(1.000)	Quarterly	06/20/2023	0.263	400	(10)	(2)	0	(12)
							$(184)	$0	$0	$(184)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	South Africa Government
JPM	International Bond	1.000%	Quarterly	06/20/2023	1.710%	$100	$(5)	$2	$0	$(3)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-LIBOR less 0.270% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	1,300	$1,471	$26	$(41)	$0	$(15)
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		7,800	8,828	147	(237)	0	(90)
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		6,800	7,696	163	(241)	0	(78)
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.270% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		10,200	11,545	203	(320)	0	(117)
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		10,400	11,771	186	(305)	0	(119)
								$725	$(1,144)	$0	$(419)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	7,500	$0	$(6)	$0	$(6)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	23	23	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		30,100	0	(25)	0	(25)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		6,500	0	83	83	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		16,500	0	(18)	0	(18)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,500	0	58	58	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,800	0	2	2	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		15,400	1	(14)	0	(13)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,200	0	25	25	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,300	0	46	46	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,100	0	(4)	0	(4)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,100	0	15	15	0
JPM	Pay	1-Year ILS-TELBOR	1.018	Annual	03/01/2024		19,300	0	37	37	0
								$1	$222	$289	$(66)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	$500	$4	$(13)	$0	$(9)
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	09/20/2019	700	0	(13)	0	(13)
								$4	$(26)	$0	$(22)
Total Swap Agreements								$541	$(946)	$289	$(694)

(n)	Securities with an aggregate market value of $44 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(7)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$224	$0	$224
Australia
Corporate Bonds & Notes	0	608	0	608
Non-Agency Mortgage-Backed Securities	0	270	0	270
Sovereign Issues	0	626	0	626
Brazil
Corporate Bonds & Notes	0	1,882	0	1,882
Sovereign Issues	0	2,114	0	2,114
Canada
Corporate Bonds & Notes	0	3,942	0	3,942
Non-Agency Mortgage-Backed Securities	0	757	0	757
Sovereign Issues	0	4,861	0	4,861
Cayman Islands
Asset-Backed Securities	0	4,190	0	4,190
Corporate Bonds & Notes	0	1,237	0	1,237
Denmark
Corporate Bonds & Notes	0	6,622	0	6,622
France
Corporate Bonds & Notes	0	1,442	0	1,442
Sovereign Issues	0	7,523	0	7,523
Germany
Corporate Bonds & Notes	0	2,051	0	2,051
Guernsey, Channel Islands
Corporate Bonds & Notes	0	824	0	824
Indonesia
Corporate Bonds & Notes	0	208	0	208
Ireland
Asset-Backed Securities	0	1,270	0	1,270
Corporate Bonds & Notes	0	597	0	597
Sovereign Issues	0	592	0	592
Israel
Sovereign Issues	0	410	0	410
Italy
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	1,248	0	1,248
Japan
Corporate Bonds & Notes	0	1,832	0	1,832
Sovereign Issues	0	8,422	0	8,422
Kuwait
Sovereign Issues	0	1,638	0	1,638
Lithuania
Sovereign Issues	0	424	0	424
Luxembourg
Corporate Bonds & Notes	0	1,793	0	1,793
Netherlands
Asset-Backed Securities	0	1,177	0	1,177
Corporate Bonds & Notes	0	5,138	0	5,138
Norway
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	195	0	195
Peru
Sovereign Issues	0	3,518	0	3,518
Qatar
Sovereign Issues	0	3,332	0	3,332
Saudi Arabia
Sovereign Issues	0	3,589	0	3,589
Singapore
Corporate Bonds & Notes	0	398	0	398
South Korea
Corporate Bonds & Notes	0	197	0	197
Spain
Corporate Bonds & Notes	0	435	0	435
Sovereign Issues	0	5,050	0	5,050
Supranational
Corporate Bonds & Notes	0	1,048	0	1,048
Sweden
Corporate Bonds & Notes	0	10,511	0	10,511
Switzerland
Corporate Bonds & Notes	0	2,025	0	2,025
Sovereign Issues	0	152	0	152
United Arab Emirates
Sovereign Issues	0	1,192	0	1,192
United Kingdom
Corporate Bonds & Notes	0	10,929	0	10,929
Non-Agency Mortgage-Backed Securities	0	7,485	0	7,485
Preferred Securities	0	258	0	258
United States
Asset-Backed Securities	0	8,290	0	8,290
Corporate Bonds & Notes	0	24,199	0	24,199
Loan Participations and Assignments	0	769	0	769
Non-Agency Mortgage-Backed Securities	0	11,655	0	11,655
U.S. Government Agencies	0	43,809	0	43,809
U.S. Treasury Obligations	0	16,197	0	16,197
Short-Term Instruments

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Repurchase Agreements	0	3,055	0	3,055
Argentina Treasury Bills	0	11	0	11
Japan Treasury Bills	0	8,485	0	8,485
Malaysia Treasury Bills	0	292	0	292
	$0	$232,153	$0	$232,153
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,854	$0	$0	$8,854
Total Investments	$8,854	$232,153	$0	$241,007

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(2,427)	$0	$(2,427)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	235	370	0	605
Over the counter	0	2,826	0	2,826
	$235	$3,196	$0	$3,431
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(227)	(354)	0	(581)
Over the counter	0	(2,869)	0	(2,869)
	$(227)	$(3,223)	$0	$(3,450)
Total Financial Derivative Instruments	$8	$(27)	$0	$(19)
Totals	$8,862	$229,699	$0	$238,561

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 120.1% ¤

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,630	$37
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		2,880	74
Total Argentina (Cost $239)			111

AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	400
Total Australia (Cost $401)			400

BRAZIL 1.6%

CORPORATE BONDS & NOTES 0.6%

Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (e)(h)		$101	1
Petrobras Global Finance BV
6.125% due 01/17/2022		34	36
6.250% due 03/17/2024		400	431
7.375% due 01/17/2027		200	221
			689
SOVEREIGN ISSUES 1.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2019 (e)	BRL	4,500	1,132
Total Brazil (Cost $1,831)			1,821

CANADA 4.5%

CORPORATE BONDS & NOTES 0.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$97	95
Enbridge, Inc.
3.311% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	118
HSBC Bank Canada
3.300% due 11/28/2021		$200	203
			516

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Canadian Mortgage Pools
2.138% due 06/01/2020	CAD	156	117
2.338% due 07/01/2020		384	288
2.338% due 08/01/2020		115	86
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053		93	70
			561

SOVEREIGN ISSUES 3.5%

Canada Housing Trust
2.400% due 12/15/2022		2,800	2,140
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		116	108
Province of Alberta
1.250% due 06/01/2020		400	297
2.350% due 06/01/2025		600	454

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Province of Ontario
2.500% due 09/10/2021		$800	801
			3,800
Total Canada (Cost $4,955)			4,877

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.0%

Avery Point CLO Ltd.
3.900% due 01/18/2025 •		$166	166
B&M CLO Ltd.
3.509% due 04/16/2026 •		248	247
Cent CLO Ltd.
3.857% due 10/15/2026 •		300	299
Evans Grove CLO Ltd.
3.549% due 05/28/2028 •		100	99
Flagship Ltd.
3.881% due 01/20/2026 •		143	143
JMP Credit Advisors CLO Ltd.
3.623% due 01/17/2028 •		300	300
LCM LP
3.801% due 10/20/2027 •		300	300
Monarch Grove CLO
3.651% due 01/25/2028 •		300	298
Sudbury Mill CLO Ltd.
3.923% due 01/17/2026 •		368	368
TICP CLO Ltd.
3.601% due 04/20/2028		300	297
Venture CLO Ltd.
3.667% due 04/15/2027		100	99
Wellfleet CLO Ltd.
3.901% due 10/20/2027 •		300	300
Zais CLO Ltd.
3.937% due 04/15/2028 •		300	298
			3,214
CORPORATE BONDS & NOTES 0.5%

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		176	168
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)		686	175
Sands China Ltd.
5.400% due 08/08/2028		200	210
			553
Total Cayman Islands (Cost $4,117)			3,767

CHINA 0.4%

SOVEREIGN ISSUES 0.4%

China Development Bank
2.950% due 06/16/2023	CNY	300	45
3.220% due 12/06/2025		300	45
3.290% due 10/18/2023		900	136
4.040% due 07/06/2028		400	61
4.880% due 02/09/2028		600	96
Total China (Cost $383)			383

DENMARK 2.8%

CORPORATE BONDS & NOTES 2.8%

Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	816	127
2.000% due 10/01/2047		1,168	183
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		788	123
2.000% due 10/01/2047		3,763	588
2.000% due 10/01/2050		1,270	198
2.500% due 10/01/2047		1	0
3.000% due 10/01/2047		33	5
Nykredit Realkredit A/S
1.500% due 10/01/2037		484	75
2.000% due 10/01/2047		4,868	760
2.500% due 10/01/2036		86	14
2.500% due 10/01/2047		10	2
Realkredit Danmark A/S
2.000% due 10/01/2047		5,973	934
2.500% due 07/01/2036		44	7
2.500% due 07/01/2047		94	15

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Denmark (Cost $2,890)			3,031

FRANCE 3.8%

CORPORATE BONDS & NOTES 2.4%

Altice France S.A.
7.375% due 05/01/2026		$300	295
BNP Paribas S.A.
3.375% due 01/23/2026	GBP	100	136
Credit Agricole S.A.
3.799% (US0003M + 1.020%) due 04/24/2023 ~		$250	248
Danone S.A.
3.000% due 06/15/2022		200	201
Dexia Credit Local S.A.
1.875% due 09/15/2021		900	887
2.250% due 02/18/2020		250	249
2.500% due 01/25/2021		400	400
Electricite de France S.A.
4.600% due 01/27/2020		200	203
			2,619

SOVEREIGN ISSUES 1.4%

France Government International Bond
2.000% due 05/25/2048	EUR	900	1,183
3.250% due 05/25/2045		200	328
			1,511
Total France (Cost $3,981)			4,130

GERMANY 0.9%

CORPORATE BONDS & NOTES 0.9%

Deutsche Bank AG
3.576% (US0003M + 0.815%) due 01/22/2021 ~		$200	196
4.028% (US0003M + 1.290%) due 02/04/2021 ~		150	149
4.250% due 10/14/2021		500	503
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	77
Total Germany (Cost $924)			925

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.3%

Toro European CLO DAC
0.900% due 10/15/2030 •	EUR	300	337

CORPORATE BONDS & NOTES 0.5%

Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$300	303
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		200	196
			499
Total Ireland (Cost $853)			836

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
3.250% due 01/17/2028		$200	203
Total Israel (Cost $199)			203

ITALY 1.5%

CORPORATE BONDS & NOTES 0.7%

UniCredit SpA
7.830% due 12/04/2023		$350	390
Wind Tre SpA
3.125% due 01/20/2025	EUR	300	318
			708

SOVEREIGN ISSUES 0.8%

Italy Buoni Poliennali Del Tesoro
2.500% due 11/15/2025		400	461

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Italy Government International Bond
6.000% due 08/04/2028	GBP	300	456
			917
Total Italy (Cost $1,718)			1,625

JAPAN 8.4%

CORPORATE BONDS & NOTES 0.9%

Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	201
3.455% due 03/02/2023		300	304
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		300	309
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	100	115
			929
SOVEREIGN ISSUES 7.5%

Development Bank of Japan, Inc.
3.125% due 09/06/2023		$500	511
Japan Bank for International Cooperation
2.375% due 07/21/2022		200	199
3.250% due 07/20/2023		200	206
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		600	594
Japan Government Forty Year Bond
0.800% due 03/20/2058	JPY	66,000	642
Japan Government International Bond
0.000% due 03/10/2028 (g)		90,505	852
0.400% due 03/20/2036		210,000	1,949
0.500% due 09/20/2046		136,000	1,234
0.700% due 12/20/2048		164,000	1,558
Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	296
			8,041
Total Japan (Cost $9,053)			8,970

KUWAIT 0.7%

SOVEREIGN ISSUES 0.7%

Kuwait International Government Bond
3.500% due 03/20/2027		$700	717
Total Kuwait (Cost $694)			717

LITHUANIA 0.2%

SOVEREIGN ISSUES 0.2%

Lithuania Government International Bond
6.125% due 03/09/2021		$200	212
Total Lithuania (Cost $210)			212

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.6%

Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	286	307
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$100	102
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		200	200
Total Luxembourg (Cost $615)			609

NETHERLANDS 4.1%

ASSET-BACKED SECURITIES 0.7%

Babson Euro CLO BV
0.512% due 10/25/2029 •	EUR	250	280
Jubilee CLO BV
0.490% due 12/15/2029 •		400	447
			727

CORPORATE BONDS & NOTES 3.4%

British Transco International Finance BV
0.000% due 11/04/2021 (e)		$200	183

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Cooperatieve Rabobank UA
3.195% (US0003M + 0.430%) due 04/26/2021 ~		250	251
3.470% (US0003M + 0.860%) due 09/26/2023 ~		300	299
3.875% due 09/26/2023		300	309
Deutsche Telekom International Finance BV
2.820% due 01/19/2022		200	199
ING Bank NV
2.625% due 12/05/2022		1,500	1,501
Mylan NV
3.750% due 12/15/2020		100	101
NXP BV
4.125% due 06/15/2020		200	203
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	50	66
Syngenta Finance NV
3.698% due 04/24/2020		$200	201
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		100	100
3.250% due 04/15/2022	EUR	200	230
			3,643
Total Netherlands (Cost $4,367)			4,370

NORWAY 0.4%

CORPORATE BONDS & NOTES 0.3%

DNB Boligkreditt A/S
2.500% due 03/28/2022		$300	299

SOVEREIGN ISSUES 0.1%

Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	134
Total Norway (Cost $453)			433

PERU 0.6%

SOVEREIGN ISSUES 0.6%

Peru Government International Bond
5.940% due 02/12/2029	PEN	600	191
6.350% due 08/12/2028		800	261
6.950% due 08/12/2031		500	170
Total Peru (Cost $611)			622

POLAND 0.2%

SOVEREIGN ISSUES 0.2%

Poland Government International Bond
2.250% due 04/25/2022	PLN	900	237
Total Poland (Cost $226)			237

QATAR 1.5%

SOVEREIGN ISSUES 1.5%

Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,030
4.000% due 03/14/2029		200	207
4.500% due 04/23/2028		400	428
Total Qatar (Cost $1,596)			1,665

SAUDI ARABIA 1.8%

SOVEREIGN ISSUES 1.8%

Saudi Government International Bond
2.375% due 10/26/2021		$1,000	984
2.875% due 03/04/2023		300	298
3.250% due 10/26/2026		200	195
4.000% due 04/17/2025		400	411
4.500% due 04/17/2030		100	105
Total Saudi Arabia (Cost $1,987)			1,993

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%

BOC Aviation Ltd.
2.750% due 09/18/2022		$200	196

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

DBS Bank Ltd.
3.300% due 11/27/2021		100	101
Total Singapore (Cost $299)			297

SPAIN 2.1%

CORPORATE BONDS & NOTES 1.1%

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	200	230
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		200	231
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	471
Telefonica Emisiones S.A.
5.134% due 04/27/2020		$300	307
			1,239

SOVEREIGN ISSUES 1.0%

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	121
4.950% due 02/11/2020		400	465
Spain Government International Bond
1.400% due 07/30/2028		400	465
			1,051
Total Spain (Cost $2,371)			2,290

SWEDEN 4.2%

CORPORATE BONDS & NOTES 4.2%

Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	5,300	590
2.250% due 09/21/2022		5,000	571
Nordea Hypotek AB
1.000% due 04/08/2022		8,300	914
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		2,000	222
Stadshypotek AB
1.500% due 12/15/2021		4,000	446
4.500% due 09/21/2022		7,000	863
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	221
2.000% due 06/17/2026		1,000	115
Swedbank Hypotek AB
1.000% due 09/15/2021		1,800	198
1.000% due 06/15/2022		3,100	342
Total Sweden (Cost $4,634)			4,482

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

UBS AG
2.200% due 06/08/2020		$200	199
2.450% due 12/01/2020		200	199
3.106% (US0003M + 0.480%) due 12/01/2020 ~		200	200
3.175% due 06/08/2020 •		300	301
5.125% due 05/15/2024 (i)		200	205
Total Switzerland (Cost $1,105)			1,104

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	298
3.125% due 10/11/2027		200	199
Total United Arab Emirates (Cost $498)			497

UNITED KINGDOM 11.0%

CORPORATE BONDS & NOTES 6.8%

Barclays Bank PLC
7.625% due 11/21/2022 (i)		$500	544
Barclays PLC
4.114% (US0003M + 1.430%) due 02/15/2023 ~		300	298
4.610% due 02/15/2023 •		300	307
6.500% due 09/15/2019 •(h)(i)	EUR	200	227
8.000% due 12/15/2020 •(h)(i)		200	242

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

British Telecommunications PLC
9.625% due 12/15/2030		$100	143
HSBC Holdings PLC
3.000% due 07/22/2028 •	GBP	100	134
3.247% (US0003M + 0.650%) due 09/11/2021 ~		$600	600
3.283% (US0003M + 0.600%) due 05/18/2021 ~		200	200
5.875% due 09/28/2026 •(h)(i)	GBP	200	263
Lloyds Bank PLC
4.875% due 03/30/2027		500	807
5.125% due 03/07/2025		400	628
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		200	261
Marks & Spencer PLC
3.000% due 12/08/2023		100	132
Natwest Markets PLC
0.625% due 03/02/2022	EUR	600	669
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		$500	494
7.500% due 08/10/2020 •(h)(i)		200	204
Santander UK Group Holdings PLC
2.875% due 08/05/2021		300	298
4.796% due 11/15/2024 •		300	309
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	48	76
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	130
5.000% due 04/15/2027		100	131
Virgin Money PLC
2.250% due 04/21/2020		200	262
			7,359
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Alba PLC
1.050% due 11/25/2042 •		354	436
Eurosail PLC
1.793% (BP0003M + 0.950%) due 06/13/2045 ~		494	632
Lanark Master Issuer PLC
1.698% (BP0003M + 0.820%) due 12/22/2069 ~		200	262
Newgate Funding PLC
0.975% due 12/15/2050 •		135	174
Ripon Mortgages PLC
1.659% due 08/20/2056 •		565	733
RMAC Securities PLC
1.015% due 06/12/2044 •		280	346
Southern Pacific Financing PLC
1.023% due 06/10/2043 •		145	187
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)		300	391
Towd Point Mortgage Funding PLC
1.659% (BP0003M + 0.800%) due 02/20/2045 ~		188	243
			3,404

		SHARES

PREFERRED SECURITIES 0.0%

Nationwide Building Society
10.250% ~		250	47

		PRINCIPAL
		AMOUNT
		(000s)

SOVEREIGN ISSUES 1.0%

United Kingdom Gilt
3.500% due 01/22/2045		$600	1,101
Total United Kingdom (Cost $12,342)			11,911

UNITED STATES 56.3%

ASSET-BACKED SECURITIES 4.1%

Accredited Mortgage Loan Trust
2.616% due 02/25/2037 •		$12	12
Argent Securities Trust
2.636% due 07/25/2036 •		381	141
2.646% due 05/25/2036 •		666	246
Bear Stearns Asset-Backed Securities Trust
2.806% due 01/25/2047 •		41	41
Countrywide Asset-Backed Certificates
2.626% due 07/25/2037 ^•		211	187

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

2.626% due 07/25/2037 •		73	67
4.756% due 07/25/2036 ~		30	31
Countrywide Asset-Backed Certificates Trust
3.736% due 07/25/2035 •		700	698
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.824% due 03/25/2037 ^Ø		281	158
First Franklin Mortgage Loan Trust
3.761% due 07/25/2034 •		132	132
GSAA Home Equity Trust
2.936% due 08/25/2037 •		57	54
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		297	222
MASTR Asset-Backed Securities Trust
2.696% due 05/25/2037 •		365	348
Morgan Stanley ABS Capital, Inc. Trust
2.716% due 10/25/2036 •		620	394
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		31	29
New Century Home Equity Loan Trust
3.787% due 06/20/2031 ~		435	431
NovaStar Mortgage Funding Trust
2.616% due 03/25/2037 •		621	467
Option One Mortgage Loan Trust
2.626% due 03/25/2037 •		75	67
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 Ø		366	195
Soundview Home Loan Trust
2.736% due 11/25/2036 •		300	280
Structured Asset Investment Loan Trust
4.211% due 10/25/2034 •		232	232
Terwin Mortgage Trust
3.426% due 11/25/2033 •		6	5
			4,437

CORPORATE BONDS & NOTES 12.9%

Allergan Sales LLC
5.000% due 12/15/2021		200	208
American Honda Finance Corp.
3.083% (US0003M + 0.350%) due 11/05/2021 ~		100	100
American Tower Corp.
2.800% due 06/01/2020		100	100
Andeavor Logistics LP
5.500% due 10/15/2019		100	101
AT&T, Inc.
1.800% due 09/05/2026	EUR	200	234
3.376% (US0003M + 0.750%) due 06/01/2021 ~		$200	201
3.737% (US0003M + 0.950%) due 07/15/2021 ~		400	405
3.777% (US0003M + 1.180%) due 06/12/2024 ~		200	199
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		100	99
Bank of America Corp.
5.875% due 03/15/2028 •(h)		200	203
BAT Capital Corp.
3.283% due 08/14/2020 •		400	399
3.557% due 08/15/2027		100	95
4.390% due 08/15/2037		100	90
Bayer U.S. Finance LLC
3.232% (US0003M + 0.630%) due 06/25/2021 ~		200	198
4.250% due 12/15/2025		300	304
BMW U.S. Capital LLC
3.188% (US0003M + 0.500%) due 08/13/2021 ~		200	200
Broadcom Corp.
2.200% due 01/15/2021		100	99
Charter Communications Operating LLC
4.464% due 07/23/2022		500	518
6.384% due 10/23/2035		200	224
Citigroup, Inc.
3.537% (US0003M + 0.930%) due 06/07/2019 ~		600	601
CNH Industrial Capital LLC
3.375% due 07/15/2019		100	100
Continental Resources, Inc.
4.375% due 01/15/2028		100	103
D.R. Horton, Inc.
4.375% due 09/15/2022		100	103
DISH DBS Corp.
5.125% due 05/01/2020		200	202
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		100	100
Energy Transfer Operating LP
4.650% due 06/01/2021		300	310
EQT Corp.
4.875% due 11/15/2021		200	208
ERAC USA Finance LLC
2.350% due 10/15/2019		200	199

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	200	227
3.677% (US0003M + 0.880%) due 10/12/2021 ~		$300	291
5.750% due 02/01/2021		200	206
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~		400	398
General Mills, Inc.
3.319% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc.
3.647% (US0003M + 0.850%) due 04/09/2021 ~		100	99
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		300	307
Harley-Davidson Financial Services, Inc.
3.555% (US0003M + 0.940%) due 03/02/2021 ~		100	100
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~		100	100
International Lease Finance Corp.
8.250% due 12/15/2020		300	324
JPMorgan Chase Bank N.A.
3.105% (US0003M + 0.340%) due 04/26/2021 ~		300	300
Komatsu Finance America, Inc.
2.437% due 09/11/2022		300	295
Kraft Heinz Foods Co.
3.267% (US0003M + 0.570%) due 02/10/2021 ~		100	100
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Morgan Stanley
3.247% (US0003M + 0.550%) due 02/10/2021 ~		100	100
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		200	200
Navient Corp.
4.875% due 06/17/2019		69	69
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		300	300
3.029% (US0003M + 0.400%) due 08/21/2020 ~		300	300
Northwell Healthcare, Inc.
4.260% due 11/01/2047		100	101
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	302
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		100	97
Rio Oil Finance Trust
9.250% due 07/06/2024		317	347
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	104
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Spirit AeroSystems, Inc.
3.411% (US0003M + 0.800%) due 06/15/2021 ~		100	99
Springleaf Finance Corp.
6.000% due 06/01/2020		100	103
Sprint Capital Corp.
6.900% due 05/01/2019		100	101
United Technologies Corp.
3.350% due 08/16/2021		100	101
VEREIT Operating Partnership LP
4.875% due 06/01/2026		400	417
Verizon Communications, Inc.
2.625% due 08/15/2026		100	96
4.125% due 03/16/2027		100	105
4.329% due 09/21/2028		99	105
VMware, Inc.
2.300% due 08/21/2020		100	99
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		200	199
3.458% (US0003M + 0.770%) due 11/13/2020 ~		200	201
3.638% (US0003M + 0.940%) due 11/12/2021 ~		200	200
4.000% due 11/12/2021		200	204
Wells Fargo & Co.
3.889% (US0003M + 1.110%) due 01/24/2023 ~		300	303
WRKCo, Inc.
3.750% due 03/15/2025		100	101
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	301
3.375% due 11/30/2021		300	302
			13,907

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

CenturyLink, Inc.
5.249% due 01/31/2025		99	97

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		424	408

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Banc of America Funding Trust
2.698% due 04/20/2047 ^•	133	120
6.000% due 07/25/2037 ^	97	91
BCAP LLC Trust
2.696% due 05/25/2047 •	183	168
Chase Mortgage Finance Trust
3.677% due 07/25/2037 ~	12	10
4.011% due 03/25/2037 ^~	69	67
Citigroup Mortgage Loan Trust
4.578% due 04/25/2037 ^~	67	58
Citigroup Mortgage Loan Trust, Inc.
4.416% due 08/25/2035 ^~	1,204	1,129
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	60	45
Credit Suisse Mortgage Capital Certificates
4.099% due 02/26/2036 ~	12	12
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.636% due 02/25/2047 •	253	195
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.945% due 02/25/2036 ^Ø	91	89
GreenPoint Mortgage Funding Trust
2.946% due 06/25/2045 •	95	88
JPMorgan Alternative Loan Trust
3.893% due 12/25/2036 ~	31	30
Merrill Lynch Mortgage Investors Trust
4.373% due 03/25/2036 ^~	191	139
Morgan Stanley Mortgage Loan Trust
3.957% due 05/25/2036 ^~	102	80
4.525% due 09/25/2035 ^~	78	52
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^	69	63
Prime Mortgage Trust
6.000% due 06/25/2036 ^	89	82
Residential Accredit Loans, Inc. Trust
2.616% due 02/25/2037 •	65	63
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	60	55
Structured Asset Mortgage Investments Trust
2.716% due 02/25/2036 •	27	26
Structured Asset Securities Corp.
2.766% due 01/25/2036 •	53	49
WaMu Mortgage Pass-Through Certificates Trust
3.970% due 09/25/2036 ~	36	36
Wells Fargo Mortgage-Backed Securities Trust
5.750% due 02/25/2037	13	12
		3,167

U.S. GOVERNMENT AGENCIES 27.8%

Fannie Mae
2.886% due 06/25/2036 •	10	10
Fannie Mae, TBA
3.500% due 05/01/2049	15,000	15,198
4.000% due 05/01/2049	10,300	10,587
Freddie Mac
1.592% due 01/15/2038 ~(a)	188	11
2.859% due 01/15/2038	188	187
3.000% due 02/01/2046	722	720
3.500% due 11/01/2047 - 04/01/2048	969	985
4.491% due 09/01/2037 •	379	398
Freddie Mac, TBA
4.000% due 04/01/2049	700	721
Ginnie Mae
3.289% due 09/20/2066 •	651	656
5.123% due 09/20/2066 •	443	487
		29,960

U.S. TREASURY OBLIGATIONS 8.5%

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022	517	512
0.125% due 07/15/2024 (m)	3,074	3,038
0.375% due 07/15/2025 (o)	212	212
0.500% due 01/15/2028	1,735	1,732
1.000% due 02/15/2048	408	418
1.375% due 02/15/2044	216	239
2.500% due 01/15/2029	234	278
3.875% due 04/15/2029	153	203
U.S. Treasury Notes
2.625% due 06/15/2021	200	202
2.875% due 04/30/2025 (k)	2,200	2,273

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

			9,107
Total United States (Cost $59,785)			60,675

SHORT-TERM INSTRUMENTS 5.7%

REPURCHASE AGREEMENTS (j) 1.0%
			1,031

ARGENTINA TREASURY BILLS 0.0%

49.507% due 06/28/2019 (e)(f)	ARS	240	6

JAPAN TREASURY BILLS 4.7%

(0.152)% due 04/08/2019 - 06/17/2019 (d)(e)	JPY	560,000	5,054
Total Short-Term Instruments (Cost $6,112)			6,091
Total Investments in Securities (Cost $129,449)			129,285

		SHARES

INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio		411,994	4,098
PIMCO Short-Term Floating NAV Portfolio III		59,411	588
Total Short-Term Instruments (Cost $4,715)			4,686
Total Investments in Affiliates (Cost $4,715)			4,686
Total Investments 124.5% (Cost $134,164)			$133,971
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $605)			298
Other Assets and Liabilities, net (24.8)%			(26,697)
Net Assets 100.0%			$107,572

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

									Repurchase
									Agreement
								Repurchase	Proceeds
	Lending	Settlement	Maturity		Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date		Amount	Collateralized By	(Received)	at Value	Received(1)
MEI	1.710%	03/07/2019	04/08/2019	CAD	1,031	Canada Government International Bond 2.750% due	$(811)	$771	$772
						12/01/2048
	1.710	03/11/2019	04/08/2019		347	Canada Government International Bond 2.750% due	(270)	260	260
						12/01/2048
Total Repurchase Agreements							$(1,081)	$1,031	$1,032

REVERSE REPURCHASE AGREEMENTS:

					Payable for
					Reverse
				Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Borrowed(2)	Agreements
CIB	2.700%	03/26/2019	04/10/2019	$(732)	$(732)
Total Reverse Repurchase Agreements					$(732)

SHORT SALES:

		Maturity		Principal		Payable for
Description	Coupon	Date		Amount	Proceeds	Short Sales(3)
Canada (1.1)%
Sovereign Issues (1.1)%
Canadian Government Bond	2.750%	12/01/2048	CAD	1,300	$(1,112)	$(1,169)
Total Short Sales (1.1)%					$(1,112)	$(1,169)

(k)	Securities with an aggregate market value of $723 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(1,836) at a weighted average interest rate of 2.591%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $9 of accrued interest.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$123.000	04/26/2019	7	$7	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	125.000	04/26/2019	7	7	(2)	(2)
Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	7	$1,707	$0	$5	$0
90-Day Eurodollar June Futures	06/2019	108	26,313	16	0	(4)
Australia Government 3-Year Note June Futures	06/2019	47	3,793	21	3	(3)
Australia Government 10-Year Bond June Futures	06/2019	13	1,279	26	5	(5)
Canada Government 10-Year Bond June Futures	06/2019	1	104	2	0	(1)
Euro-Bobl June Futures	06/2019	19	2,838	24	1	(4)
Euro-BTP Italy Government Bond June Futures	06/2019	2	290	0	1	0
Euro-Buxl 30-Year Bond June Futures	06/2019	3	645	32	0	(4)
Euro-Schatz June Futures	06/2019	12	1,507	3	0	0
Japan Government 10-Year Bond June Futures	06/2019	1	1,383	8	3	0
U.S. Treasury 5-Year Note June Futures	06/2019	83	9,614	78	0	(19)
U.S. Treasury 10-Year Note June Futures	06/2019	89	11,055	125	0	(25)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	26	4,368	143	0	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2019	164	26,479	83	1	0
				$561	$19	$(75)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	61	$(14,897)	$(38)	$11	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	3	(8)	(7)	1	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	4	(8)	(5)	1	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	4	(7)	(4)	1	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	50	(9,124)	(214)	19	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	8	(1)	2	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2020	164	(26,464)	(135)	0	(1)
United Kingdom Long Gilt June Futures	06/2019	34	(5,729)	(95)	3	(4)
				$(496)	$36	$(5)
Total Futures Contracts				$65	$55	$(80)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
				Implied
				Credit Spread at			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,	Notional		Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.106%	EUR	200	$(6)	$3	$(3)	$0	$0
Reynolds
American, Inc.	(1.000)	Quarterly	12/20/2020	0.181		$400	(11)	5	(6)	0	0
United Utilities
PLC	(1.000)	Quarterly	12/20/2020	0.173	EUR	300	(5)	0	(5)	0	0
							$(22)	$8	$(14)	$0	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
				Implied
				Credit Spread at			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,	Notional		Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Marks &
Spencer PLC	1.000%	Quarterly	06/20/2023	1.613%	EUR	200	$(6)	$0	$(6)	$0	$0
Shell
International
Finance BV	1.000	Quarterly	12/20/2026	0.549		200	(6)	14	8	0	0
							$(12)	$14	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity	Notional		Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date	Amount(4)		(Received)	(Depreciation)	Value(5)	Asset	Liability
iTraxx Europe Main 28 5-
Year Index	(1.000)%	Quarterly	12/20/2022	EUR	3,400	$(105)	$19	$(86)	$0	$(5)
iTraxx Europe Senior 30
5-Year Index	(1.000)	Quarterly	12/20/2023		1,800	3	(31)	(28)	0	(5)
						$(102)	$(12)	$(114)	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity	Notional		Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(4)		(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$800	$(38)	$10	$(28)	$1	$0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023		1,700	31	2	33	2	0
iTraxx Europe Main 31 5-
Year Index	1.000	Quarterly	06/20/2024	EUR	900	18	1	19	2	0
						$11	$13	$24	$5	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
					Premiums	Unrealized
Pay Floating Rate	Receive Floating Rate	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index	Index	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.117%	Quarterly	03/02/2020	$5,000	$0	$0	$0	$0	$0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.091%	Quarterly	03/18/2022	18,300	0	1	1	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.084%	Quarterly	04/26/2022	6,900	0	1	1	1	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.084%	Quarterly	06/12/2022	1,200	0	1	1	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.070%	Quarterly	06/12/2022	900	0	1	1	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.085%	Quarterly	06/19/2022	4,700	0	2	2	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.073%	Quarterly	04/27/2023	3,600	0	0	0	0	0

					$0	$6	$6	$1	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.673%	Annual	04/30/2025	$200	$0	$(9)	$(9)	$0	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.683	Annual	04/30/2025	800	0	(34)	(34)	2	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.684	Annual	04/30/2025	300	0	(13)	(13)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.696	Annual	04/30/2025	200	0	(9)	(9)	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.710	Annual	04/30/2025		300	0	(13)	(13)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.714	Annual	04/30/2025		400	0	(18)	(18)	1	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	20,400	0	5	5	1	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		34,200	0	4	4	2	0

Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		200	0	2	2	0	0
	3-Month CAD-Bank
Pay(6)	Bill	2.500	Semi-Annual	06/19/2029	CAD	3,300	29	65	94	0	(19)
	3-Month CAD-Bank
Pay	Bill	2.750	Semi-Annual	12/18/2048		1,000	(5)	78	73	0	(11)
	3-Month CAD-Bank
Pay	Bill	2.565	Semi-Annual	03/07/2049		300	0	12	12	0	(3)

Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	950	1	4	5	0	0

Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		$8,900	174	(127)	47	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		1,700	10	(31)	(21)	1	0

Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		1,000	(5)	32	27	0	(2)
Pay (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		1,700	29	(5)	24	1	(3)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		500	0	(23)	(23)	1	0
Receive	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		500	0	(23)	(23)	1	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		900	(26)	(14)	(40)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	139	(126)	13	6	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,900	(36)	(118)	(154)	7	0

Pay (6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		1,100	(28)	(28)	(56)	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,300	(39)	(7)	(46)	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,100	121	(101)	20	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,000	28	(118)	(90)	3	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2049		100	(3)	(5)	(8)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	1	(2)	(1)	0	0
	6-Month CZK-
Pay	PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	0	1	1	0	0
	6-Month EUR-
Pay(6)	EURIBOR	0.000	Annual	09/18/2021	EUR	4,000	10	5	15	0	(2)
	6-Month EUR-
Pay(6)	EURIBOR	0.500	Annual	06/19/2024		3,900	21	78	99	0	(7)
	6-Month EUR-
Pay(6)	EURIBOR	0.250	Annual	09/18/2024		8,300	35	42	77	0	(17)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	03/08/2029		1,400	(7)	13	6	0	(3)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	06/19/2029		6,700	19	350	369	0	(28)
	6-Month EUR-
Pay(6)	EURIBOR	0.750	Annual	09/18/2029		3,250	29	44	73	0	(14)
	6-Month EUR-
Pay (6)	EURIBOR	1.250	Annual	09/18/2049		1,100	(8)	(45)	(53)	20	0

Pay(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	8,100	23	45	68	1	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		2,000	(7)	9	2	1	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		8,100	(4)	(52)	(56)	0	0

Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		1,600	4	(20)	(16)	0	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/19/2029		600	5	16	21	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		100	1	2	3	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		600	(10)	38	28	0	(5)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2020	JPY	140,000	30	(40)	(10)	0	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		700,000	(20)	67	47	4	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		270,000	(58)	(18)	(76)	0	(6)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		359,000	(39)	(81)	(120)	0	(9)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		143,969	19	(113)	(94)	0	(8)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		57,000	42	28	70	7	0
Pay	6-Month JPY-LIBOR	0.724	Semi-Annual	01/24/2049		7,000	0	4	4	1	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	6,700	(30)	7	(23)	0	(1)
							$445	$(242)	$203	$81	$(138)
Total Swap Agreements							$320	$(213)	$107	$87	$(148)

(m)	Securities with an aggregate market value of $278 and cash of $1,477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement	Currency to		Currency to
Counterparty	Month	be Delivered		be Received		Asset	Liability
BOA	04/2019	AUD	166		$117	$0	$(1)
	04/2019	BRL	807		210	4	0
	04/2019	DKK	20,095		3,084	64	0
	04/2019	EUR	4,502		5,139	88	0
	04/2019	NZD	220		152	2	0
	04/2019		$3	ARS	131	0	0
	04/2019		207	BRL	807	0	(1)
	04/2019		35,869	EUR	31,870	0	(118)
	04/2019		89	RUB	5,888	1	0
	05/2019	EUR	31,870		$35,962	118	0
BPS	04/2019	ARS	866		20	0	0
	04/2019	CAD	100		75	0	0
	04/2019	CNH	634		91	0	(3)
	04/2019	JPY	180,000		1,667	41	0
	04/2019		$22	ARS	866	0	(2)
	04/2019		283	AUD	397	0	(1)
	04/2019		220	CNH	1,515	6	0
	04/2019		647	EUR	567	0	(11)
	04/2019		184	INR	12,673	0	(2)
	04/2019		118	JPY	13,100	0	0
	04/2019		59	NZD	86	0	0
	05/2019	ARS	30		$1	0	0
	05/2019	JPY	30,000		276	4	0
	05/2019		$149	TRY	834	0	(6)
	06/2019	INR	27,020		$374	0	(11)
	06/2019	TRY	160		28	1	0
	07/2019	RON	289		69	1	0
	07/2019		$225	CNH	1,529	3	0
	09/2019	EUR	7	TRY	47	0	0
	03/2020	RON	184	EUR	37	0	0
BRC	04/2019	JPY	539,700		$4,882	12	0
	04/2019	MXN	553		29	0	0
	04/2019		$362	EUR	319	0	(4)
	04/2019		31	KRW	34,759	0	0
	05/2019	JPY	24,000		$220	3	0
	06/2019	EUR	17	TRY	110	0	(1)
CBK	04/2019	AUD	447		$318	1	0
	04/2019	CNH	616		91	0	0
	04/2019	DKK	215		33	0	0
	04/2019	EUR	1,126		1,275	12	0
	04/2019	GBP	5,313		7,001	81	0
	04/2019	MXN	860		44	0	0
	04/2019	NOK	2,052		237	0	0
	04/2019	PEN	1,582		477	1	0
	04/2019		$119	AUD	168	0	0
	04/2019		240	CAD	315	0	(4)
	04/2019		64	CNH	435	1	0
	04/2019		1,078	EUR	951	0	(11)
	04/2019		652	GBP	497	0	(5)
	04/2019		4,918	JPY	542,510	1	(24)
	04/2019		253	MXN	4,913	0	(1)
	04/2019		474	NOK	4,112	3	0
	04/2019		4,575	SEK	42,303	1	(26)
	05/2019	EUR	250		$292	10	0
	05/2019	JPY	459,100		4,174	18	0
	05/2019	SEK	41,710		4,522	26	0
	05/2019		$2	MXN	33	0	0
	06/2019	EUR	8	TRY	52	0	0
	06/2019	GBP	124		$166	4	0
	06/2019	TRY	175	EUR	27	1	0
	06/2019		$6,499		5,573	0	(206)
	06/2019		191	MXN	3,758	0	0
	07/2019	CNH	769		$114	0	0
	07/2019		$83	CNH	570	2	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

	08/2019	MXN	3,758		$190	0	0
	09/2019	EUR	20	TRY	136	0	(1)
	03/2020	RON	185	EUR	37	0	0
DUB	04/2019	SEK	474		46	1	0
GLM	04/2019	ARS	139		$3	0	0
	04/2019	AUD	142		100	0	(1)
	04/2019	CHF	179		180	0	0
	04/2019	JPY	26,431		238	0	(1
	04/2019	MXN	3,499		180	0	0
	04/2019		$3	ARS	139	0	0
	04/2019		59	AUD	83	0	0
	04/2019		141	EUR	125	0	(1)
	04/2019		242	INR	16,780	0	(1)
	05/2019	ARS	139		$3	0	0
	05/2019	JPY	16,000		147	2	0
	05/2019	RUB	5,154		78	0	0
	05/2019		$22	ARS	987	0	(1)
	05/2019		143	ZAR	2,066	0	0
	06/2019	CNH	2,615		$388	0	(1)
	06/2019	KRW	822,646		734	9	0
	06/2019		$82	KRW	92,718	0	0
HUS	04/2019	CAD	4,496		$3,407	42	0
	04/2019	CNH	1,332		196	0	(2)
	04/2019	DKK	205		31	1	0
	04/2019	KRW	194,158		171	0	0
	04/2019	NZD	444		302	0	0
	04/2019	PLN	890		238	6	0
	04/2019		$2	CHF	2	0	0
	04/2019		285	CNH	1,974	9	0
	04/2019		61	GBP	46	0	(1)
	04/2019		126	KRW	141,415	0	(2)
	05/2019		37	CAD	50	0	0
	05/2019		301	EUR	249	0	(20)
	06/2019	HKD	1,190		$152	0	0
	06/2019	RUB	10,399		155	0	(1)
	06/2019		$645	KRW	730,097	0	(2)
	07/2019	CNH	4,604		$675	0	(9)
	07/2019		$598	CNH	4,106	12	0
	10/2019	INR	24,550		$334	0	(11)
	10/2019		$404	INR	29,728	14	0
IND	04/2019	CNH	693		$100	0	(3)
JPM	04/2019	ARS	1,005		25	2	0
	04/2019	AUD	812		577	1	0
	04/2019	CAD	235		176	0	0
	04/2019	CNH	1,644		243	0	(2)
	04/2019	EUR	90	SEK	923	0	(2)
	04/2019		30,561		$34,884	603	0
	04/2019	GBP	135		178	2	0
	04/2019	JPY	62,900		570	2	0
	04/2019	NOK	4,301		501	3	(1)
	04/2019	NZD	158		108	1	0
	04/2019	SEK	4,917		528	1	(1)
	04/2019		$23	ARS	1,005	0	0
	04/2019		216	AUD	305	1	0
	04/2019		485	CHF	484	1	0
	04/2019		100	DKK	650	0	(3)
	04/2019		332	INR	22,938	0	(3)
	04/2019		200	JPY	22,253	1	0
	04/2019		79	NOK	677	0	(1)
	04/2019		109	NZD	158	0	(2)
	04/2019		14	SEK	127	0	0
	05/2019	EUR	2,513		$2,829	3	0
	05/2019	TRY	840		144	0	0
	06/2019		25	EUR	4	0	0
	07/2019	BRL	4,500		$1,181	40	0
	07/2019	CNH	303		44	0	(1)
	07/2019	DKK	19,995		3,037	8	0
	07/2019		$77	DKK	510	0	0
MSB	04/2019		353	CNH	2,427	8	0
	06/2019	EUR	2	TRY	13	0	0
	07/2019	CNH	529		$77	0	(1)
	03/2020	RON	185	EUR	37	0	0
MYI	04/2019	CAD	367		$276	1	0
	04/2019	CHF	360		357	0	(5)
	04/2019	DKK	225		34	1	0
	04/2019	EUR	474		540	8	0
	04/2019		$21	AUD	29	0	0
	04/2019		225	EUR	198	0	(3)
	04/2019		120	NOK	1,030	0	(1)
	04/2019		423	SEK	3,894	0	(4)
	06/2021		8	EUR	6	0	(1)
NGF	04/2019	CNH	851		$123	0	(4)
	04/2019		$16	KRW	17,984	0	0
	09/2019	TRY	184	EUR	27	1	0
RBC	06/2019	MXN	3,758		$190	0	(1)
RYL	04/2019	SEK	655	EUR	63	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

SCX	04/2019	BRL	713		$183	1	0
	04/2019	CAD	72		54	0	0
	04/2019	CNH	2,235		322	0	(11)
	04/2019	GBP	94		123	1	0
	04/2019	JPY	9,052		82	1	0
	04/2019	NZD	86		58	0	0
	04/2019	RUB	5,888		89	0	(1)
	04/2019	SEK	41,850		4,503	2	0
	04/2019		$190	BRL	713	0	(8)
	04/2019		240	CNH	1,654	6	0
	04/2019		55	EUR	49	0	(1)
	04/2019		6,310	GBP	4,766	0	(102)
	05/2019	GBP	4,766		$6,319	102	0
	06/2019	TWD	4,453		145	0	0
	06/2019		$150	IDR	2,141,728	0	(2)
	06/2019		141	TWD	4,324	0	0
SOG	04/2019	CAD	43		$32	0	0
	05/2019		$826	RUB	54,835	5	0
	07/2019	RON	862	EUR	177	0	(1)
SSB	04/2019	JPY	60,200		$547	2	0
	04/2019		$546	JPY	60,200	0	(3)
	04/2019		304	NZD	443	0	(3)
	04/2019		75	SEK	700	0	0
TOR	04/2019		22	CAD	30	0	0
	05/2019		2	CLP	1,156	0	0
	06/2019		315	COP	987,390	0	(7)
	08/2019		504	MXN	9,882	0	(5)
UAG	04/2019	RON	203		$48	1	0
	04/2019		$3,567	CAD	4,789	17	0
	05/2019	CAD	4,789		$3,570	0	(17)
	06/2019	JPY	310,000		2,804	0	(10)
Total Forward Foreign Currency Contracts						$1,432	$(703)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

		Strike		Expiration	Notional		Market
Counterparty	Description	Price		Date	Amount**	Cost	Value
BOA	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	220	$1	$2
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	100	6	2
	Put - OTC EUR versus USD		1.308	09/22/2021	100	7	12
GLM	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	300	2	3
HUS	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	300	1	1
	Call - OTC USD versus INR	INR	82.000	10/16/2019	1,700	12	2
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	92	6	2
	Put - OTC EUR versus USD		1.291	06/24/2021	92	7	10
MYI	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	232	1	1
Total Purchased Options						$43	$35

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	200	$0	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	200	0	0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	300	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	1,000	(1)	(1)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	300	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	200	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	200	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	300	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	06/19/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	300	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	300	(1)	0
						$(4)	$(1)

FOREIGN CURRENCY OPTIONS

		Strike		Expiration	Notional	Premiums	Market
Counterparty	Description	Price		Date	Amount**	(Received)	Value
CBK	Call - OTC EUR versus TRY	TRY	6.840	06/03/2019	140	$(2)	$(7)
	Put - OTC GBP versus USD		$1.315	06/14/2019	354	(11)	(11)
HUS	Put - OTC USD versus CNH	CNH	6.700	04/29/2019	300	(1)	(1)
	Call - OTC USD versus CNH		6.800	04/29/2019	300	(1)	(1)
	Put - OTC USD versus INR	INR	72.000	10/16/2019	600	(11)	(18)
MYI	Put - OTC USD versus CNH	CNH	6.675	04/11/2019	300	(1)	0
	Call - OTC USD versus CNH		6.775	04/11/2019	300	(1)	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

	Put - OTC USD versus MXN	MXN	18.500	05/23/2019	160	(1)	0
NGF	Call - OTC EUR versus TRY	TRY	7.300	09/04/2019	130	(3)	(10)
						$(32)	$(48)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Call - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.460%	04/05/2019	1,000	$(2)	$(8)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	1,000	(2)	0
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.460	04/05/2019	200	0	(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	200	0	0
							$(4)	$(9)
Total Written Options							$(40)	$(58)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
					Implied
					Credit Spread at			Unrealized
		Fixed	Payment	Maturity	March 31,	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
	Japan Government International
BPS	Bond	(1.000)%	Quarterly	06/20/2022	0.109%	$500	$(18)	$4	$0	$(14)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	400	(10)	(2)	0	(12)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	200	(4)	(2)	0	(6)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	400	(14)	3	0	(11)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	500	(12)	(3)	0	(15)
	Japan Government International
CBK	Bond	(1.000)	Quarterly	06/20/2022	0.109	100	(3)	0	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	300	(6)	(2)	0	(8)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	400	(14)	3	0	(11)
	South Korea Government
HUS	International Bond	(1.000)	Quarterly	06/20/2023	0.263	200	(5)	(1)	0	(6)
	South Korea Government
JPM	International Bond	(1.000)	Quarterly	06/20/2023	0.263	200	(5)	(1)	0	(6)
							$(91)	$(1)	$0	$(92)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
					Implied
					Credit Spread at				Unrealized
		Fixed	Payment	Maturity	March 31,	Notional		Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	2019(3)		Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
	South Africa Government
GST	International Bond	1.000%	Quarterly	06/20/2024	1.984%		$200	$(9)	$0	$0	$(9)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.602	EUR	200	(1)	4	3	0
	South Africa Government
	International Bond	1.000	Quarterly	06/20/2023	1.720		$100	(5)	2	0	(3)
								$(15)	$6	$3	$(12)

CROSS-CURRENCY SWAPS

Swap Agreements, at Value
						Notional Amount	Notional Amount		Unrealized
			Payment	Maturity		of Currency	of Currency	Premiums	Appreciation/(
Counterparty	Receive	Pay	Frequency	Date(6)		Received	Delivered	Paid/(Received)	Depreciation)	Asset	Liability
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.270% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
CBK	currency received	currency delivered	Maturity	06/19/2019	EUR	700	$792	$14	$(22)	$0	$(8)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.283% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
GLM	currency received	currency delivered	Maturity	06/19/2019	4,200	4,754	79	(127)	0	(48)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.299% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
	currency received	currency delivered	Maturity	06/19/2019	3,600	4,074	86	(128)	0	(42)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.270% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
MYC	currency received	currency delivered	Maturity	06/19/2019	5,500	6,225	110	(173)	0	(63)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.265% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
TOR	currency received	currency delivered	Maturity	06/19/2019	5,600	6,338	100	(164)	0	(64)
							$389	$(614)	$0	$(225)

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.725%	Quarterly	03/20/2024	KRW	$694,000	$0	$3	$3	$0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024	ILS	700	0	3	3	0
JPM	Pay	3-Month KRW-KORIBOR	1.795	Quarterly	03/20/2029	KRW	770,000	0	11	11	0
SCX	Pay	3-Month KRW-KORIBOR	1.795	Quarterly	03/20/2029		120,000	0	1	1	0
								$0	$18	$18	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(7)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
		iBoxx USD Liquid High		3-Month USD-
GST	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	$300	$2	$(8)	$0	$(6)
		iBoxx USD Liquid High		3-Month USD-
	Receive	Yield Index	N/A	LIBOR	Maturity	09/20/2019	300	0	(5)	0	(5)

								$2	$(13)	$0	$(11)
Total Swap Agreements								$285	$(604)	$21	$(340)

(o)	Securities with an aggregate market value of $16 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(7)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$111	$0	$111
Australia
Corporate Bonds & Notes	0	400	0	400
Brazil
Corporate Bonds & Notes	0	689	0	689
Sovereign Issues	0	1,132	0	1,132
Canada
Corporate Bonds & Notes	0	516	0	516
Non-Agency Mortgage-Backed Securities	0	561	0	561
Sovereign Issues	0	3,800	0	3,800
Cayman Islands
Asset-Backed Securities	0	3,214	0	3,214
Corporate Bonds & Notes	0	553	0	553
China
Sovereign Issues	0	383	0	383
Denmark
Corporate Bonds & Notes	0	3,031	0	3,031
France
Corporate Bonds & Notes	0	2,619	0	2,619
Sovereign Issues	0	1,511	0	1,511
Germany
Corporate Bonds & Notes	0	925	0	925
Ireland
Asset-Backed Securities	0	337	0	337
Corporate Bonds & Notes	0	499	0	499
Israel
Sovereign Issues	0	203	0	203
Italy
Corporate Bonds & Notes	0	708	0	708
Sovereign Issues	0	917	0	917
Japan
Corporate Bonds & Notes	0	929	0	929
Sovereign Issues	0	8,041	0	8,041
Kuwait
Sovereign Issues	0	717	0	717
Lithuania
Sovereign Issues	0	212	0	212
Luxembourg
Corporate Bonds & Notes	0	609	0	609
Netherlands
Asset-Backed Securities	0	727	0	727
Corporate Bonds & Notes	0	3,643	0	3,643
Norway
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	134	0	134
Peru
Sovereign Issues	0	622	0	622
Poland
Sovereign Issues	0	237	0	237
Qatar
Sovereign Issues	0	1,665	0	1,665
Saudi Arabia
Sovereign Issues	0	1,993	0	1,993
Singapore
Corporate Bonds & Notes	0	297	0	297
Spain
Corporate Bonds & Notes	0	1,239	0	1,239
Sovereign Issues	0	1,051	0	1,051
Sweden
Corporate Bonds & Notes	0	4,482	0	4,482
Switzerland
Corporate Bonds & Notes	0	1,104	0	1,104
United Arab Emirates
Sovereign Issues	0	497	0	497
United Kingdom
Corporate Bonds & Notes	0	7,359	0	7,359
Non-Agency Mortgage-Backed Securities	0	3,404	0	3,404
Preferred Securities	0	47	0	47
Sovereign Issues	0	1,101	0	1,101
United States
Asset-Backed Securities	0	4,437	0	4,437
Corporate Bonds & Notes	0	13,907	0	13,907
Loan Participations and Assignments	0	97	0	97
Non-Agency Mortgage-Backed Securities	0	3,167	0	3,167
U.S. Government Agencies	0	29,960	0	29,960
U.S. Treasury Obligations	0	9,107	0	9,107
Short-Term Instruments

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2019 (Unaudited)

Repurchase Agreements	0	1,031	0	1,031
Argentina Treasury Bills	0	6	0	6
Japan Treasury Bills	0	5,054	0	5,054

	$0	$129,285	$0	$129,285
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,686	$0	$0	$4,686

Total Investments	$4,686	$129,285	$0	$133,971

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(1,169)	$0	$(1,169)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	87	0	142
Over the counter	0	1,488	0	1,488

	$55	$1,575	$0	$1,630
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(80)	(151)	0	(231)
Over the counter	0	(1,101)	0	(1,101)

	$(80)	$(1,252)	$0	$(1,332)

Total Financial Derivative Instruments	$(25)	$323	$0	$298

Totals	$4,662	$128,438	$0	$133,100

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$452
Total Short-Term Instruments (Cost $452)		452
Total Investments in Securities (Cost $452)		452
	SHARES

INVESTMENTS IN AFFILIATES 97.6%

MUTUAL FUNDS (a) 90.0%

PIMCO Emerging Markets Bond Fund	2,909,996	29,886
PIMCO Global Advantage® Strategy Bond Fund	3,674,612	39,649
PIMCO Income Fund	4,145,907	49,751
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,728,567	29,741
PIMCO Investment Grade Credit Bond Fund	4,801,921	49,700
PIMCO RAE International Fund	5,169,045	49,674
PIMCO RAE PLUS EMG Fund	5,016,259	49,862
PIMCO RAE PLUS Small Fund	4,765,885	49,613
PIMCO Real Return Fund	4,550,963	49,651
PIMCO Short-Term Fund	15,196,552	148,926
PIMCO StocksPLUS® Fund	4,893,663	49,866
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	6,439,835	49,909
PIMCO StocksPLUS® International Fund (Unhedged)	17,812,858	99,752
PIMCO Total Return Fund IV	14,292,879	148,646
Total Mutual Funds (Cost $887,998)		894,626
SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	7,567,956	74,840
Total Short-Term Instruments (Cost $74,797)		74,840
Total Investments in Affiliates (Cost $962,795)		969,466
Total Investments 97.6% (Cost $963,247)		$969,918
Financial Derivative Instruments (c) 0.6%(Cost or Premiums, net $13,682)		5,679
Other Assets and Liabilities, net 1.8%		18,143
Net Assets 100.0%		$993,740

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$452	U.S. Treasury Notes 2.625% due 07/15/2021	$(461)	$452	$452
Total Repurchase Agreements						$(461)	$452	$452

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	National Amount	Cost	Market Value
Put - CBOE S&P 500	1,725.000	12/20/2019	777	$78	$2,014	$348
Put - CBOE S&P 500	1,975.000	12/20/2019	777	78	4,046	829
Put - CBOE S&P 500	2,225.000	12/20/2019	777	78	7,622	1,842
Total Purchased Options					$13,682	$3,019

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2019	3,150	$446,954	$9,320	$2,660	$0
Total Futures Contracts				$9,320	$2,660	$0

Cash of $19,676 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$452	$0	$452
	$0	$452	$0	$452
Investments in Affiliates, at Value
Mutual Funds	894,626	0	0	894,626
Short-Term Instruments Central Funds Used for Cash Management Purposes	74,840	0	0	74,840
	$969,466	$0	$0	$969,466
Total Investments	$969,466	$452	$0	$969,918

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2,660	$3,019	$0	$5,679

Total Financial Derivative Instruments	$2,660	$3,019	$0	$5,679

Totals	$972,126	$3,471	$0	$975,597

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio March 31, 2019	(Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 108.8% ¤

CORPORATE BONDS & NOTES 11.7%

BANKING & FINANCE 6.9%

AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,100	$2,102
4.250% due 07/01/2020		900	912
Ally Financial, Inc.
8.000% due 11/01/2031		800	997
Bank of America Corp.
5.875% due 03/15/2028 •(h)		420	427
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		800	816
Deutsche Bank AG
4.250% due 10/14/2021		3,400	3,419
FCE Bank PLC
0.869% due 09/13/2021	EUR	600	663
Goldman Sachs Group, Inc.
3.811% (US0003M + 1.200%) due 09/15/2020 ~		$6,200	6,266
ING Bank NV
2.625% due 12/05/2022		1,000	1,001
Jyske Realkredit A/S
2.500% due 10/01/2047	DKK	7	1
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,404
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~		$500	500
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		700	701
Navient Corp.
4.875% due 06/17/2019		828	830
8.000% due 03/25/2020		400	417
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	2	0
Nykredit Realkredit A/S
2.000% due 04/01/2020		50,000	7,703
2.500% due 10/01/2047		13	2
Realkredit Danmark A/S
2.500% due 07/01/2047		74	12
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		$700	691
4.519% due 06/25/2024 •		400	409
State Bank of India
3.745% (US0003M + 0.950%) due 04/06/2020 ~		1,600	1,602
UBS AG
2.450% due 12/01/2020		3,300	3,282
UniCredit SpA
7.830% due 12/04/2023		6,550	7,300
			42,457
INDUSTRIALS 2.1%

BAT Capital Corp.
3.283% due 08/14/2020 •		1,100	1,098
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,196
Campbell Soup Co.
3.241% (US0003M + 0.630%) due 03/15/2021 ~		610	606
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	200
Dell International LLC
4.420% due 06/15/2021		800	821
Delta Air Lines, Inc.
2.875% due 03/13/2020		900	898
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		500	500
eBay, Inc.
2.750% due 01/30/2023		500	494
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~		1,300	1,299
Hyundai Capital America
3.415% due 09/18/2020 •		2,500	2,501
Mylan NV
3.750% due 12/15/2020		500	505

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Telefonica Emisiones S.A.
5.877% due 07/15/2019		100	101
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		300	268
United Technologies Corp.
3.350% due 08/16/2021		300	304
VMware, Inc.
3.900% due 08/21/2027		200	193
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		900	899
2.450% due 11/20/2019		900	896
			12,779
UTILITIES 2.7%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		900	904
3.437% (US0003M + 0.650%) due 01/15/2020 ~		280	281
3.737% (US0003M + 0.950%) due 07/15/2021 ~		3,500	3,542
5.150% due 02/15/2050		1,000	1,026
5.300% due 08/15/2058		400	407
Consolidated Edison Co. of New York, Inc.
3.002% (US0003M + 0.400%) due 06/25/2021 ~		300	300
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		1,230	1,230
Petrobras Global Finance BV
6.125% due 01/17/2022		917	970
7.250% due 03/17/2044		3,700	3,873
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		1,000	991
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	300
Verizon Communications, Inc.
3.376% due 02/15/2025		366	371
4.016% due 12/03/2029		2,410	2,496
			16,691
Total Corporate Bonds & Notes (Cost $70,851)			71,927

U.S. GOVERNMENT AGENCIES 35.6%

Fannie Mae
4.000% due 06/01/2048 - 09/01/2048		10,631	10,950
4.472% due 05/01/2038 •		1,849	1,934
Fannie Mae, TBA
3.500% due 05/01/2049 - 06/01/2049		113,600	115,080
4.000% due 05/01/2049		83,395	85,721
Ginnie Mae
2.888% due 02/20/2049 •		3,094	3,089
3.030% due 08/20/2068 •		1,210	1,194
Total U.S. Government Agencies (Cost $216,541)			217,968

U.S. TREASURY OBLIGATIONS 17.7%

U.S. Treasury Bonds
3.000% due 02/15/2048 (o)		140	145
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022 (m)(o)		46,999	46,531
0.250% due 01/15/2025 (m)(o)		3,210	3,178
0.375% due 07/15/2025		5,809	5,809
0.625% due 04/15/2023 (m)(o)		871	878
0.625% due 01/15/2024 (m)		1,520	1,536
0.875% due 01/15/2029		9,868	10,195
0.875% due 02/15/2047		11,404	11,312
1.000% due 02/15/2048 (o)		605	620
2.125% due 02/15/2040 (o)		4,285	5,357
2.375% due 01/15/2025		20,643	22,939
Total U.S. Treasury Obligations (Cost $107,482)			108,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Alliance Bancorp Trust
2.726% due 07/25/2037 •		503	449
Bear Stearns Adjustable Rate Mortgage Trust
4.195% due 07/25/2036 ^~		199	185
4.247% due 02/25/2036 ^~		56	53
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036		447	365
Residential Accredit Loans, Inc. Trust
2.666% due 06/25/2046 •		273	112
Residential Asset Securitization Trust
2.886% due 05/25/2035 •		573	488
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)	GBP	2,400	3,127

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.816% due 01/25/2045 •		$3,133	3,149
Total Non-Agency Mortgage-Backed Securities (Cost $7,975)			7,928
ASSET-BACKED SECURITIES 4.2%
ACE Securities Corp. Home Equity Loan Trust
4.286% due 06/25/2034 •		154	149
Argent Mortgage Loan Trust
2.966% due 05/25/2035 •		837	798
Argent Securities Trust
2.636% due 07/25/2036 •		555	479
Aurium CLO DAC
0.680% due 10/13/2029 •	EUR	800	894
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •		$2,380	2,407
Countrywide Asset-Backed Certificates
2.626% due 05/25/2035 •		677	650
2.736% due 03/25/2037 •		700	663
CVP Cascade CLO Ltd.
3.929% due 01/16/2026 •		470	470
Dryden Senior Loan Fund
3.687% due 10/15/2027 •		1,600	1,592
Figueroa CLO Ltd.
3.483% due 06/20/2027 •		1,200	1,193
First Franklin Mortgage Loan Trust
2.956% due 11/25/2036 •		1,600	1,422
Fremont Home Loan Trust
2.621% due 10/25/2036 •		1,082	1,017
2.636% due 10/25/2036 •		2,466	1,255
Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027 •		600	597
IndyMac Mortgage Loan Trust
2.556% due 07/25/2036 •		1,049	473
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		787	561
Lehman XS Trust
2.646% due 05/25/2036 •		992	989
5.355% due 06/25/2036 Ø		770	776
Long Beach Mortgage Loan Trust
2.790% due 01/25/2036 •		1,691	1,571
Morgan Stanley ABS Capital, Inc. Trust
3.461% due 07/25/2035 •		70	70
Mountain View CLO Ltd.
3.587% due 10/15/2026 •		580	578
Navient Student Loan Trust
3.636% due 03/25/2066 •		1,018	1,028
Sound Point CLO Ltd.
3.641% due 07/20/2027 •		300	299
3.647% due 04/15/2027 •		1,100	1,100
Sudbury Mill CLO Ltd.
3.923% due 01/17/2026 •		1,398	1,399
Symphony CLO Ltd.
3.817% due 10/15/2025 •		1,667	1,668
Tralee CLO Ltd.
3.791% due 10/20/2027 •		1,000	996
Venture CLO Ltd.
3.667% due 07/15/2027 •		800	796
Total Asset-Backed Securities (Cost $25,147)			25,890
SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
6.875% due 01/26/2027		1,180	958
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,745	39
49.153% (BADLARPP) due 10/04/2022 ~		3,700	144
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		35,737	920
Australia Government International Bond
3.000% due 09/20/2025 (g)	AUD	2,143	1,783
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	1,972	480
Denmark Government Bond
0.000% due 11/15/2023 (g)	DKK	14,900	2,414
France Government International Bond
2.100% due 07/25/2023 (g)	EUR	16,130	20,789
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (g)		3,742	4,519
Japan Government International Bond
0.000% due 03/10/2028 (g)	JPY	261,459	2,462
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	541	399
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,500	1,110
6.150% due 08/12/2032		6,000	1,900

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Qatar Government International Bond
3.875% due 04/23/2023		$1,400	1,442
5.103% due 04/23/2048		1,100	1,207
United Kingdom Gilt
0.125% due 03/22/2026 (g)	GBP	548	850
0.125% due 08/10/2028 (g)		7,431	12,169
Total Sovereign Issues (Cost $55,932)			53,585
		SHARES

COMMON STOCKS 17.3%

COMMUNICATION SERVICES 1.1%

Alphabet, Inc. ‘A’ (c)(k)		1,156	1,361
Alphabet, Inc. ‘C’ (c)(k)		1,098	1,288
BT Group PLC		14,298	42
CBS Corp. NVDR ‘B’		1,700	81
Comcast Corp. ‘A’		3,763	150
Discovery, Inc. ‘A’ (c)		2,000	54
Discovery, Inc. ‘C’ (c)(k)		1,600	41
Eutelsat Communications S.A.		4,145	73
Facebook, Inc. ‘A’ (c)		3,963	661
Hakuhodo DY Holdings, Inc.		1,200	19
ITV PLC		11,490	19
KDDI Corp.		11,188	241
Nippon Telegraph & Telephone Corp.		6,480	275
NTT DOCOMO, Inc.		17,260	382
Omnicom Group, Inc.		2,500	182
PCCW Ltd.		205,896	128
ProSiebenSat.1 Media SE		6,162	88
RTL Group S.A.		3,694	202
SES S.A.		5,813	90
Sirius XM Holdings, Inc.		4,100	23
Sprint Corp. (c)		27,800	157
Telstra Corp. Ltd.		16,719	39
Verizon Communications, Inc.		14,700	869
Viacom, Inc. ‘B’		8,202	230
Walt Disney Co.		2,500	278
			6,973
CONSUMER DISCRETIONARY 1.6%

Accor S.A.		7,113	288
adidas AG		108	26
Amazon.com, Inc. (c)		942	1,677
Autoliv, Inc.		849	62
AutoZone, Inc. (c)		267	273
Bandai Namco Holdings, Inc.		1,900	89
Barratt Developments PLC		11,229	88
Berkeley Group Holdings PLC		6,298	303
Burberry Group PLC		6,909	176
Capri Holdings Ltd.		1,858	85
Casio Computer Co. Ltd.		3,100	40
Compass Group PLC		3,149	74
Continental AG		270	41
Darden Restaurants, Inc.		501	61
Dollar General Corp.		531	63
eBay, Inc.		700	26
Faurecia S.A.		2,527	106
Gap, Inc.		3,426	90
Garmin Ltd.		493	43
Gildan Activewear, Inc.		1,300	47
H&R Block, Inc.		6,204	149
Hennes & Mauritz AB ‘B’		5,164	86
Home Depot, Inc.		4,258	817
Honda Motor Co. Ltd.		16,299	440
Kering S.A.		526	302
Kohl’s Corp.		2,969	204
Las Vegas Sands Corp.		10,030	611
Lear Corp.		400	54
Lowe’s Cos., Inc.		3,738	409
Macy’s, Inc.		3,917	94
Magna International, Inc.		3,400	166
Mazda Motor Corp.		7,900	88
Nikon Corp.		1,900	27
Nissan Motor Co. Ltd.		4,100	34
Nordstrom, Inc.		1,800	80
Norwegian Cruise Line Holdings Ltd. (c)		1,600	88
Pandora A/S		742	35
Persimmon PLC		9,081	257
Peugeot S.A.		10,666	260

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

PulteGroup, Inc.	5,000	140
Ross Stores, Inc.	1,000	93
Sands China Ltd.	26,272	132
Starbucks Corp.	3,500	260
Subaru Corp.	5,900	134
Suzuki Motor Corp.	1,600	71
Tapestry, Inc.	1,200	39
Target Corp.	201	16
TJX Cos., Inc.	4,400	234
Ulta Salon Cosmetics & Fragrance, Inc. (c)	200	70
Wesfarmers Ltd.	4,309	106
Yum! Brands, Inc.	5,517	551
		9,705
CONSUMER STAPLES 1.1%

Altria Group, Inc.	6,120	352
Anheuser-Busch InBev S.A. NV	3,226	271
Asahi Group Holdings Ltd.	2,100	93
Casino Guichard Perrachon S.A.	565	25
Clorox Co.	1,866	299
Coca-Cola Co.	7,300	342
Colgate-Palmolive Co.	500	34
FamilyMart UNY Holdings Co. Ltd. ‘L’	900	23
Ingredion, Inc.	4,135	392
J Sainsbury PLC	24,751	76
Japan Tobacco, Inc.	17,959	445
Kellogg Co.	500	29
Kimberly-Clark Corp.	6,579	815
Kirin Holdings Co. Ltd.	6,553	156
Koninklijke Ahold Delhaize NV	11,232	299
Kroger Co.	8,204	202
Lion Corp.	2,000	42
PepsiCo, Inc.	9,280	1,137
Philip Morris International, Inc.	5,017	443
Procter & Gamble Co.	7,500	780
Swedish Match AB	829	42
Unicharm Corp.	5,149	170
Unilever NV	2,774	161
		6,628
ENERGY 3.1%

Aker BP ASA	4,517	161
ARC Resources Ltd.	8,500	58
Baker Hughes a GE Co.	6,400	177
Canadian Natural Resources Ltd.	8,814	242
Cheniere Energy, Inc. (c)	39,213	2,681
Cimarex Energy Co.	1,200	84
ConocoPhillips	7,325	489
Devon Energy Corp.	2,500	79
Enagas S.A.	8,165	238
Energy Transfer Equity LP	164,227	2,524
Eni SpA	41,550	734
Enterprise Products Partners LP	89,902	2,616
Equinor ASA	12,009	263
HollyFrontier Corp.	5,081	250
Inter Pipeline Ltd.	14,200	235
JXTG Holdings, Inc.	18,923	86
Kinder Morgan, Inc.	6,000	120
Lundin Petroleum AB	776	26
Marathon Oil Corp.	23,340	390
Marathon Petroleum Corp.	7,421	444
Noble Energy, Inc.	2,707	67
ONEOK, Inc.	40,702	2,843
Phillips 66	2,500	238
Plains All American Pipeline LP	106,665	2,614
Royal Dutch Shell PLC ‘A’	11,312	356
Royal Dutch Shell PLC ‘B’	24,634	779
Seven Generations Energy Ltd. ‘A’ (c)	8,259	60
Showa Shell Sekiyu KK	5,909	81
Valero Energy Corp.	3,095	263
Woodside Petroleum Ltd.	97	2
		19,200
FINANCIALS 2.2%

3i Group PLC	24,558	315
ABN AMRO Group NV	12,946	292
Aflac, Inc.	23,515	1,176
Ally Financial, Inc.	1,000	28
American Express Co.	3,300	361
Australia & New Zealand Banking Group Ltd.	18,749	347
Banco Bilbao Vizcaya Argentaria S.A.	39,866	228

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Bank Leumi Le-Israel BM	43,955	287
Bank of America Corp.	4,400	121
Bendigo & Adelaide Bank Ltd.	1,246	9
Canadian Imperial Bank of Commerce	2,200	174
CI Financial Corp.	22,136	302
Citizens Financial Group, Inc.	3,983	129
Commonwealth Bank of Australia	5,811	291
Direct Line Insurance Group PLC	49,723	229
Discover Financial Services	8,291	590
DNB ASA	9,781	180
Eaton Vance Corp.	3,070	124
Fifth Third Bancorp	24,640	621
Franklin Resources, Inc.	11,300	374
Hannover Rueck SE	748	107
Huntington Bancshares, Inc.	22,660	287
IGM Financial, Inc.	11,534	297
JPMorgan Chase & Co. (k)	7,258	735
KBC Group NV	4,834	338
Macquarie Group Ltd.	2,103	193
MetLife, Inc.	4,600	196
National Australia Bank Ltd.	12,762	229
NN Group NV	474	20
ORIX Corp.	22,408	321
PNC Financial Services Group, Inc.	1,151	141
Poste Italiane SpA	13,210	129
Progressive Corp.	4,500	324
Resona Holdings, Inc.	6,790	29
S&P Global, Inc.	1,310	276
Sampo Oyj ‘A’	7,820	354
SBI Holdings, Inc.	3,100	69
Singapore Exchange Ltd.	2,500	14
Skandinaviska Enskilda Banken AB ‘A’	28,176	244
SVB Financial Group (c)	100	22
Swedbank AB ‘A’	11,666	165
Synchrony Financial	6,280	200
T Rowe Price Group, Inc.	6,824	683
Tokio Marine Holdings, Inc.	1,600	77
Torchmark Corp.	2,473	203
United Overseas Bank Ltd.	15,712	292
Wells Fargo & Co. (k)	19,272	931
Westpac Banking Corp.	24,831	457
		13,511
HEALTH CARE 1.9%

AbbVie, Inc.	5,973	481
Amgen, Inc.	4,419	839
Astellas Pharma, Inc.	30,700	459
Biogen, Inc. (c)	1,343	317
Bristol-Myers Squibb Co.	5,000	239
Celgene Corp. (c)	500	47
Cerner Corp. (c)	3,500	200
CVS Health Corp.	900	49
DaVita, Inc. (c)	1,600	87
Edwards Lifesciences Corp. (c)	500	96
Eisai Co. Ltd.	1,400	78
Gilead Sciences, Inc.	5,677	369
H Lundbeck A/S	1,884	82
HCA Healthcare, Inc.	2,800	365
Hoya Corp.	4,000	264
Jazz Pharmaceuticals PLC (c)	200	29
Johnson & Johnson	4,780	668
Koninklijke Philips NV	10,575	431
Laboratory Corp. of America Holdings (c)	2,900	444
Medtronic PLC	10,682	973
Merck & Co., Inc.	6,266	521
Nektar Therapeutics (c)	700	23
Novo Nordisk A/S ‘B’	5,480	287
Olympus Corp.	2,180	24
Orion Oyj ‘B’	1,051	39
Pfizer, Inc.	17,542	745
Roche Holding AG	4,972	1,370
Shionogi & Co. Ltd.	4,500	278
Siemens Healthineers AG	5,812	242
Smith & Nephew PLC	7,235	143
Sonova Holding AG	824	163
Sumitomo Dainippon Pharma Co. Ltd.	3,994	99
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	105
Terumo Corp.	4,400	134
UCB S.A.	1,657	142
United Therapeutics Corp. (c)	100	12
UnitedHealth Group, Inc.	1,900	470

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Universal Health Services, Inc. ‘B’ (k)	274	37
		11,351
INDUSTRIALS 1.8%

Aena SME S.A.	750	135
Ashtead Group PLC	16,169	390
Atlas Copco AB ‘A’	10,161	273
Atlas Copco AB ‘B’	9,665	239
Boeing Co.	284	108
Brambles Ltd.	24,605	205
Canadian Pacific Railway Ltd.	800	165
Caterpillar, Inc.	1,673	227
CIMIC Group Ltd.	4,758	163
ComfortDelGro Corp. Ltd.	40,000	76
CSX Corp.	6,800	509
Cummins, Inc.	1,700	268
Daikin Industries Ltd.	500	58
Dover Corp.	6,201	582
East Japan Railway Co.	200	19
Eaton Corp. PLC	8,004	645
Edenred	1,124	51
Eiffage S.A.	138	13
Emerson Electric Co.	3,834	262
Experian PLC	12,506	339
Fuji Electric Co. Ltd.	3,108	88
Honeywell International, Inc.	1,842	293
Huntington Ingalls Industries, Inc.	400	83
Ingersoll-Rand PLC	2,025	219
Leonardo SpA	4,618	54
Lockheed Martin Corp.	200	60
Mitsubishi Heavy Industries Ltd.	1,700	70
Norfolk Southern Corp.	2,000	374
PACCAR, Inc.	4,000	273
Parker-Hannifin Corp.	1,300	223
Pentair PLC	15,095	672
Raytheon Co.	1,418	258
Robert Half International, Inc.	5,625	366
Sandvik AB	14,932	242
SGS S.A.	122	304
Skanska AB ‘B’	2,005	36
Smiths Group PLC	19,081	357
Snap-on, Inc.	2,473	387
Societe BIC S.A.	790	70
Southwest Airlines Co.	2,600	135
Sumitomo Heavy Industries Ltd.	3,300	107
Taisei Corp.	3,105	144
Textron, Inc.	5,900	299
Union Pacific Corp.	2,964	496
United Continental Holdings, Inc. (c)	2,300	183
United Parcel Service, Inc. ‘B’	2,300	257
Wabtec Corp.	75	6
Waste Management, Inc.	700	73
West Japan Railway Co.	1,300	98
WW Grainger, Inc.	300	90
Yamato Holdings Co. Ltd.	800	21
Yangzijiang Shipbuilding Holdings Ltd.	26,300	29
		11,094
INFORMATION TECHNOLOGY 3.2%

Accenture PLC ‘A’	5,833	1,027
Adobe, Inc. (c)	1,090	290
Akamai Technologies, Inc. (c)	2,800	201
Amadeus IT Group S.A.	4,640	372
Apple, Inc. (k)	12,852	2,441
Broadcom, Inc.	100	30
Brother Industries Ltd.	11,666	216
Check Point Software Technologies Ltd. (c)	700	89
Cisco Systems, Inc.	3,442	186
Citrix Systems, Inc.	3,005	299
DXC Technology Co.	3,707	238
F5 Networks, Inc. (c)	1,103	173
Fortinet, Inc. (c)	800	67
FUJIFILM Holdings Corp.	5,100	232
Fujitsu Ltd.	1,700	123
Hewlett Packard Enterprise Co.	12,300	190
HP, Inc.	13,692	266
Intel Corp. (k)	17,590	945
International Business Machines Corp.	3,733	527
Intuit, Inc.	670	175
Juniper Networks, Inc.	13,500	357
KLA-Tencor Corp.	3,482	416
Lam Research Corp.	1,320	236

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Mastercard, Inc. ‘A’	3,993	940
Micron Technology, Inc. (c)	7,340	303
Microsoft Corp.	21,060	2,484
NetApp, Inc.	2,825	196
Nexon Co. Ltd.	1,300	20
Nokia Oyj	27,260	155
NTT Data Corp.	11,200	123
ON Semiconductor Corp. (c)	3,100	64
Oracle Corp.	7,337	394
Oracle Corp. Japan	2,577	173
QUALCOMM, Inc.	300	17
Red Hat, Inc. (c)(k)	14,458	2,641
SAP SE	4,622	534
Seagate Technology PLC	4,583	220
Texas Instruments, Inc.	5,637	598
Tokyo Electron Ltd.	1,200	173
Trend Micro, Inc.	2,200	107
Visa, Inc. ‘A’	8,085	1,263
		19,501
MATERIALS 0.7%

Anglo American PLC	9,894	265
Antofagasta PLC	3,440	43
Asahi Kasei Corp.	6,947	72
BHP Group PLC	6,503	157
Boliden AB	3,910	111
Celanese Corp.	500	49
CF Industries Holdings, Inc.	500	20
Covestro AG	3,453	190
Evonik Industries AG	5,187	141
Fortescue Metals Group Ltd.	6,907	35
International Paper Co.	5,956	276
Israel Chemicals Ltd.	18,895	98
Koninklijke DSM NV	299	33
Linde PLC	700	123
LyondellBasell Industries NV ‘A’	6,268	527
Methanex Corp.	3,790	215
Mondi PLC	3,520	78
Nitto Denko Corp.	2,100	110
Packaging Corp. of America	400	40
Rio Tinto Ltd.	5,288	368
Rio Tinto PLC	3,326	193
Showa Denko KK	1,900	67
Smurfit Kappa Group PLC	2,820	79
Sumitomo Chemical Co. Ltd.	43,326	201
Taiheiyo Cement Corp.	300	10
Teck Resources Ltd. ‘B’	8,300	192
UPM-Kymmene Oyj	8,074	235
West Fraser Timber Co. Ltd.	2,648	129
Westlake Chemical Corp.	944	64
		4,121
REAL ESTATE 0.2%

Aroundtown S.A.	22,137	182
Deutsche Wohnen SE	8,388	407
New World Development Co. Ltd.	171,700	285
Swire Properties Ltd.	79,318	341
Vonovia SE	1,068	55
		1,270
UTILITIES 0.4%

AES Corp.	10,038	181
Chubu Electric Power Co., Inc.	5,200	81
CLP Holdings Ltd.	15,402	179
EDP - Energias de Portugal S.A.	84,854	334
Electricite de France S.A.	16,889	231
Endesa S.A.	18,494	472
Enel SpA	29,733	190
Iberdrola S.A.	26,547	233
Kansai Electric Power Co., Inc.	2,000	29
Red Electrica Corp. S.A.	5,995	128
Tohoku Electric Power Co., Inc.	10,900	139
Tokyo Electric Power Co. Holdings, Inc. (c)	22,867	144
Tokyo Gas Co. Ltd.	3,400	92

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Verbund AG	2,018	97
		2,530
Total Common Stocks (Cost $106,502)		105,884

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Nationwide Building Society
10.250%~	13,756	2,607
Total Preferred Securities (Cost $2,746)		2,607
EXCHANGE-TRADED FUNDS 2.4%

iShares MSCI EAFE ETF	229,737	14,901
Total Exchange-Traded Funds (Cost $15,306)		14,901

REAL ESTATE INVESTMENT TRUSTS 2.2%

FINANCIALS 0.0%

Annaly Capital Management, Inc.	17,480	174

REAL ESTATE 2.2%

Alexandria Real Estate Equities, Inc.	7,226	1,030
American Tower Corp.	7,671	1,512
Apartment Investment & Management Co.	22,377	1,125
CapitaLand Mall Trust	6,800	12
Duke Realty Corp.	35,773	1,094
Equinix, Inc.	2,406	1,090
Equity Residential	15,501	1,168
Invitation Homes, Inc.	24,870	605
Link REIT	39,485	462
Mirvac Group	26,039	51
RioCan Real Estate Investment Trust	21,914	434
Scentre Group	81,287	237
Segro PLC	62,955	552
Simon Property Group, Inc. (k)	11,491	2,094
SmartCentres Real Estate Investment Trust	2,700	71
Sun Communities, Inc.	8,627	1,022
Ventas, Inc.	13,726	876
		13,435
Total Real Estate Investment Trusts (Cost $11,792)		13,609

SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS (j) 7.0%
		42,735

		PRINCIPAL AMOUNT (000s)

ARGENTINA TREASURY BILLS 0.2%

45.583% due 04/12/2019 - 05/31/2019 (d)(e)	ARS	50,809	1,335
U.S. TREASURY BILLS 0.1%

2.394% due 04/18/2019 (e)(f)		$308	308
Total Short-Term Instruments (Cost $44,554)			44,378
Total Investments in Securities (Cost $664,828)			667,177
		SHARES

INVESTMENTS IN AFFILIATES 23.0%

MUTUAL FUNDS (i) 18.5%

PIMCO EqS® Long/Short Fund		1,089,751	12,162
PIMCO Income Fund		5,386,524	64,638
PIMCO Mortgage Opportunities and Bond Fund		2,118,053	23,002

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

PIMCO Preferred and Capital Securities Fund	1,353,601	13,509
Total Mutual Funds (Cost $115,624)		113,311

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III	2,785,351	27,544
Total Short-Term Instruments (Cost $27,537)		27,544
Total Investments in Affiliates (Cost $143,161)		140,855
Total Investments 131.8% (Cost $807,989)		$808,032
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $3,004)		2,008
Other Assets and Liabilities, net (32.1)%		(196,844)
Net Assets 100.0%		$613,196

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	3.250%	03/29/2019	04/01/2019	$11,100	U.S. Treasury Notes 1.875% due 02/28/2022	$(11,324)	$11,100	$11,103
FICC	2.000	03/29/2019	04/01/2019	580	U.S. Treasury Notes 2.625% due 07/15/2021	(593)	580	580
SSB	1.350	03/29/2019	04/01/2019	355	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(364)	355	355
SAL	2.750	03/29/2019	04/01/2019	11,100	U.S. Treasury Notes 2.750% due 07/31/2023	(11,343)	11,100	11,103
TDM	3.250	03/29/2019	04/01/2019	19,600	U.S. Treasury Inflation Protected Securities 2.000% due	(20,024)	19,600	19,605
					01/15/2026
Total Repurchase Agreements						$(43,648)	$42,735	$42,746

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.7)%
Fannie Mae, TBA	3.000%	05/01/2049	$53,900	$(53,071)	$(53,620)
Total Short Sales (8.7)%				$(53,071)	$(53,620)

(k)	Securities with an aggregate market value of $7,614 have been pledged as collateral as of March 31, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(5,929) at a weighted average interest rate of 2.644%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$112.000	05/24/2019	570	$570	$5	$1
Put - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	111.000	05/24/2019	80	80	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	223	223	2	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	123.000	05/24/2019	495	495	4	4
					$12	$5

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,775.000	04/18/2019	44	$4	$84	$57
Put - CBOE S&P 500	2,750.000	06/21/2019	49	5	615	214
Put - CBOE S&P 500	2,800.000	09/20/2019	45	5	495	423
Put - CBOE S&P 500	2,600.000	12/20/2019	45	5	545	317
Put - CBOE S&P 500	2,700.000	03/20/2020	44	4	543	506
					$2,282	$1,517
Total Purchased Options					$2,294	$1,522

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June 2019 Futures	$62.000	05/16/2019	12	$12	$(12)	$(17)
Call - NYMEX Crude June 2019 Futures	63.000	05/16/2019	12	12	(12)	(12)
Call - NYMEX Crude June 2019 Futures	63.500	05/16/2019	12	12	(11)	(10)
Call - NYMEX Crude May 2019 Futures	58.000	04/16/2019	12	12	(13)	(32)
Call - NYMEX Crude May 2019 Futures	60.000	04/16/2019	24	24	(24)	(32)
Put - NYMEX Natural Gas June 2019 Futures	2.700	05/28/2019	24	240	(11)	(20)
Put - NYMEX Natural Gas June 2019 Futures	2.750	05/28/2019	36	360	(16)	(39)
Put - NYMEX Natural Gas May 2019 Futures	2.500	04/25/2019	12	120	(5)	(1)
Put - NYMEX Natural Gas May 2019 Futures	2.600	04/25/2019	24	240	(11)	(8)
Put - NYMEX Natural Gas May 2019 Futures	2.650	04/25/2019	12	120	(5)	(6)
Put - NYMEX Natural Gas May 2019 Futures	2.700	04/25/2019	12	120	(5)	(10)
					$(125)	$(187)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$125.000	04/26/2019	84	$84	$(27)	$(21)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,725.000	04/18/2019	88	$9	$(99)	$(58)
Put - CBOE S&P 500	2,650.000	06/21/2019	49	5	(483)	(126)
Put - CBOE S&P 500	2,700.000	09/20/2019	45	5	(396)	(303)
Put - CBOE S&P 500	2,500.000	12/20/2019	45	5	(423)	(239)
Put - CBOE S&P 500	2,600.000	03/20/2020	44	4	(431)	(403)
					$(1,832)	$(1,129)
Total Written Options					$(1,984)	$(1,337)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude June Futures	04/2019	6	$405	$6	$3	$0
Brent Crude September Futures	07/2019	11	734	52	5	0
Call Options Strike @ EUR 113.900 on Euro-Schatz
June2019 Futures	05/2019	600	3	(1)	0	0

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call Options Strike @ EUR 114.000 on Euro-Schatz June
2019 Futures	05/2019	993	6	(1)	0	0
Call Options Strike @ EUR 164.000 on Euro-Bobl June 2019
Futures	05/2019	338	4	0	0	0
Call Options Strike @ EUR 172.000 on Euro-OAT France
Government 10-Year Bond June 2019 Futures	05/2019	87	1	0	0	0
Call Options Strike @ EUR 175.000 on Euro-OAT France
Government 10-Year Bond May 2019 Futures	05/2019	359	4	0	0	0
Copper September Futures	09/2019	15	1,105	2	23	0
Cotton No. 2 December Futures	12/2019	27	1,018	1	8	0
DAX Index June Futures	06/2019	19	6,146	(4)	54	0
E-mini NASDAQ 100 Index June Futures	06/2019	32	4,736	221	31	0
E-mini S&P 500 Index June Futures	06/2019	985	139,762	3,007	826	0
Euro-Bobl June Futures	06/2019	543	81,097	690	24	(97)
Euro-Bund 10-Year Bond June Futures	06/2019	1,023	190,884	2,433	2	(280)
FTSE 100 Index June Futures	06/2019	153	14,371	338	207	0
FTSE China A50 Index April Futures	04/2019	495	6,497	310	256	0
Gas Oil September Futures	09/2019	10	617	(1)	6	0
Gold 100 oz. June Futures	06/2019	81	10,518	(151)	26	0
Henry Hub Natural Gas April Futures	03/2020	188	1,231	5	0	(3)
Henry Hub Natural Gas August Futures	07/2020	188	1,236	10	0	(3)
Henry Hub Natural Gas July Futures	06/2020	188	1,234	8	0	(4)
Henry Hub Natural Gas June Futures	05/2020	188	1,222	(4)	0	(4)
Henry Hub Natural Gas May Futures	04/2020	188	1,210	(16)	0	(4)
Henry Hub Natural Gas October Futures	09/2020	188	1,239	13	0	(1)
Henry Hub Natural Gas September Futures	08/2020	188	1,229	3	0	(2)
JPX Nikkei Index 400 June Futures	06/2019	1,499	19,179	(43)	102	(318)
Lead September Futures	09/2019	17	860	(31)	0	0
Mini MSCI EAFE Index June Futures	06/2019	151	14,091	233	48	0
New York Harbor ULSD September Futures	08/2019	7	588	(8)	1	0
Nickel September Futures	09/2019	2	157	(8)	0	0
Nikkei 225 June Futures	06/2019	13	1,247	(9)	3	0
Put Options Strike @ EUR 124.000 on Euro-Bobl June 2019
Futures	05/2019	256	1	0	0	0
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2019
Futures	05/2019	637	4	(1)	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	523	6	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	61	1	0	0	0
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	87	1	0	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	448	5	0	0	0
RBOB Gasoline December Futures	11/2019	20	1,378	134	18	0
RBOB Gasoline July Futures	06/2019	88	6,845	44	70	0
RBOB Gasoline September Futures	08/2019	10	760	19	8	0
S&P/Toronto Stock Exchange 60 June Futures	06/2019	71	10,170	13	42	(51)
Topix Index June Futures	06/2019	34	4,884	(21)	26	(81)
U.S. Treasury 10-Year Note June Futures	06/2019	592	73,538	800	0	(181)
U.S. Treasury 30-Year Bond June Futures	06/2019	26	3,891	47	0	(19)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	37	6,216	131	0	(15)
WTI Crude June Futures	05/2019	9	543	17	7	0
WTI Crude May Futures	04/2019	19	1,143	71	16	0
WTI Crude September Futures	08/2019	6	363	0	4	0
Zinc September Futures	09/2019	13	937	39	0	0
				$8,348	$1,816	$(1,063)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09/2019	24	$(1,162)	$(21)	$0	$0
Australia Government 10-Year Bond June Futures	06/2019	15	(1,476)	(22)	6	(6)
Brent Crude December Futures	10/2019	20	(1,323)	(81)	0	(9)
Brent Crude July Futures	05/2019	79	(5,310)	(4)	0	(37)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	179	(251)	(199)	48	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	38	(32)	(8)	8	0
Call Options Strike @ USD 71.000 on Brent Crude June 2019
Futures	04/2019	12	(6)	8	0	0
Call Options Strike @ USD 72.000 on Brent Crude July 2019
Futures	05/2019	12	(11)	1	0	0
Call Options Strike @ USD 72.500 on Brent Crude July 2019
Futures	05/2019	12	(9)	4	0	0
Call Options Strike @ USD 73.000 on Brent Crude June 2019
Futures	04/2019	12	(2)	11	0	0
Call Options Strike @ USD 73.500 on Brent Crude July 2019
Futures	05/2019	12	(7)	6	0	0

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call Options Strike @ USD 73.500 on Brent Crude June 2019
Futures	04/2019	12	(2)	10	0	0
Cocoa September Futures	09/2019	40	(908)	(17)	0	(5)
Corn September Futures	09/2019	55	(1,031)	38	44	0
Euro STOXX 50 June Futures	06/2019	414	(15,195)	(136)	8	(66)
Euro-BTP Italy Government Bond June Futures	06/2019	266	(38,611)	(950)	125	0
Euro-Buxl 30-Year Bond June Futures	06/2019	143	(30,744)	(1,511)	205	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	446	(81,384)	(1,362)	165	0
Euro-Schatz June Futures	06/2019	1,527	(191,803)	(276)	51	(26)
Mini MSCI Emerging Markets Index June Futures	06/2019	70	(3,701)	(54)	0	(35)
Natural Gas June Futures	05/2019	28	(760)	26	11	0
Natural Gas May Futures	04/2019	19	(506)	8	7	0
Platinum July Futures	07/2019	76	(3,246)	44	0	(39)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	179	(4)	70	0	0
Silver May Futures	05/2019	9	(680)	14	0	(6)
Soybean November Futures	11/2019	27	(1,241)	37	7	0
Sugar No. 11 October Futures	09/2019	55	(798)	4	0	(2)
U.S. Treasury 2-Year Note June Futures	06/2019	1	(213)	(1)	0	0
U.S. Treasury 5-Year Note June Futures	06/2019	976	(113,048)	(947)	213	0
U.S. Treasury 10-Year Note June Futures	06/2019	16	(2,125)	(29)	3	0
United Kingdom Long Gilt June Futures	06/2019	90	(15,165)	(341)	7	(11)
Wheat September Futures	09/2019	36	(848)	(3)	14	0
				$(5,681)	$922	$(242)
Total Futures Contracts				$2,667	$2,738	$(1,305)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Altria Group,
Inc.	(1.000)%	Quarterly	06/20/2021	0.211%	$800	$(24)	$10	$(14)	$0	$0
Boston
Scientific
Corp.	(1.000)	Quarterly	06/20/2020	0.072	1,200	(31)	17	(14)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.124	200	(6)	2	(4)	0	0
Kraft Heinz
Foods Co.	(1.000)	Quarterly	09/20/2020	0.201	600	(14)	7	(7)	0	0
						$(75)	$36	$(39)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.275%	EUR	480	$8	$(1)	$7	$0	$0
Deutsche
Bank AG	1.000	Quarterly	06/20/2019	0.433		800	(2)	3	1	0	0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.590		200	(2)	3	1	0	0
							$4	$5	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$31,300	$(504)	$(67)	$(571)	$0	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$18,400	$(618)	$(69)	$(687)	$23	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	392	(26)	(1)	(27)	0	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	400	24	4	28	2	0
					$(620)	$(66)	$(686)	$25	$0

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.000%	Annual	12/15/2047		$5,390	$12	$345	$357	$36	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.499	Annual	12/20/2047		1,700	4	(73)	(69)	12	0

Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2025		27,700	(63)	977	914	0	(67)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		2,600	76	(36)	40	3	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,300	173	(193)	(20)	18	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		14,660	830	(272)	558	39	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		29,180	(88)	(675)	(763)	18	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,600	760	(691)	69	31	0
Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		27,900	0	(719)	(719)	15	0

Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		21,700	539	723	1,262	0	(56)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		5,120	(515)	422	(93)	0	(15)
	6-Month EUR-
Receive(6)	EURIBOR	0.250	Annual	09/18/2024	EUR	27,500	(116)	(138)	(254)	55	0
	6-Month EUR-
Receive(6)	EURIBOR	1.250	Annual	09/18/2049		3,050	(23)	(124)	(147)	55	0

Receive(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021	GBP	37,500	136	(172)	(36)	0	(10)

Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		3,800	9	(49)	(40)	1	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		1,890	30	(117)	(87)	15	0

Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	62,000	6	11	17	1	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		190,000	(68)	(58)	(126)	0	(11)
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	180	0	0	0	0	0
Pay	CPTFEMU	1.535	Maturity	03/15/2028		970	0	44	44	0	(2)
Pay	CPTFEMU	1.324	Maturity	03/15/2029		3,580	0	66	66	0	(8)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		1,200	(2)	(89)	(91)	3	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,850	46	543	589	0	(29)
Receive	CPURNSA	2.168	Maturity	07/15/2020		$2,270	0	(12)	(12)	2	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		6,400	0	(13)	(13)	8	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		6,100	0	(12)	(12)	8	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		2,200	74	(27)	47	3	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		1,700	51	(22)	29	2	0
Receive	CPURNSA	1.955	Maturity	07/25/2024		12,100	0	28	28	32	0
Pay	CPURNSA	1.730	Maturity	07/26/2026		2,200	(118)	54	(64)	0	(7)
Pay	CPURNSA	1.801	Maturity	09/12/2026		1,700	(78)	42	(36)	0	(5)
Pay	CPURNSA	1.780	Maturity	09/15/2026		8,000	(388)	200	(188)	0	(25)
Pay	CPURNSA	2.102	Maturity	07/20/2027		7,700	0	44	44	0	(24)
Pay	CPURNSA	2.122	Maturity	08/01/2027		5,800	0	41	41	0	(19)
Pay	CPURNSA	2.180	Maturity	09/20/2027		2,540	0	28	28	0	(8)
Pay	CPURNSA	2.150	Maturity	09/25/2027		2,500	0	19	19	0	(8)
Pay	CPURNSA	2.155	Maturity	10/17/2027		2,800	0	24	24	0	(9)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,600	(8)	538	530	0	(49)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	310	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		9,480	7	(94)	(87)	0	(5)
Pay	FRCPXTOB	1.590	Maturity	02/15/2028		4,100	0	235	235	0	(9)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		650	2	77	79	0	(2)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	1,150	0	28	28	0	(2)
Pay	UKRPI	3.633	Maturity	12/15/2028		1,300	0	39	39	0	(3)
Pay	UKRPI	3.718	Maturity	12/15/2028		3,040	0	134	134	0	(7)
Pay	UKRPI	3.325	Maturity	08/15/2030		5,000	(22)	(13)	(35)	0	(9)
Pay	UKRPI	3.530	Maturity	10/15/2031		2,370	37	(9)	28	0	(4)
Pay	UKRPI	3.470	Maturity	09/15/2032		600	(11)	9	(2)	0	(1)
Pay	UKRPI	3.579	Maturity	10/15/2033		3,000	0	80	80	0	(2)
							$1,292	$1,142	$2,434	$357	(396)
Total Swap Agreements							$97	$1,050	$1,147	$382	(446)

(m)	Securities with an aggregate market value of $18,265 and cash of $4,371 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

							Unrealized Appreciation/(Depreciation)
	Settlement			Currency to	Currency to
Counterparty	Month			be Delivered	be Received		Asset	Liability
BOA	04	/2019		$313	ARS	12,882	$0	$(24)
	04	/2019		748	RUB	49,490	4	0
	05	/2019		655	CAD	862	0	(9)
	05	/2019		4,246	EUR	3,734	0	(42)
BPS	04	/2019	ARS	2,121		$48	0	(1)
	04	/2019	BRL	2,486		658	23	0
	04	/2019	IDR	9,275,840		659	8	0
	04	/2019	TRY	6,270		1,126	25	0
	04	/2019		$85	ARS	3,615	0	(2)
	04	/2019		651	IDR	9,275,840	1	0
	04	/2019		181	MXN	3,551	2	0
	04	/2019		1,311	PLN	4,967	0	(17)
	04	/2019		591	TRY	3,195	0	(18)
	04	/2019	ZAR	9,043		$626	0	(1)
	05	/2019		$165	ARS	7,282	1	(6)
	06	/2019	THB	16,008		$512	7	0
	06	/2019	TWD	158,460		5,145	0	(5)
	06	/2019		$6,265	COP	19,615,467	0	(135)
BRC	04	/2019	ARS	53,056		$1,231	40	0
	04	/2019	BRL	4,954		1,306	41	0
	04	/2019	CLP	505,749		773	30	0
	04	/2019	IDR	9,353,904		657	3	0
	04	/2019		$625	BRL	2,479	8	0
	04	/2019		200	NOK	1,699	0	(3)
	10	/2019		3,710	INR	272,525	122	0
CBK	04	/2019	BRL	1,224		$316	4	0
	04	/2019	DKK	5,649		869	21	0
	04	/2019	GBP	9,746		12,939	246	0
	04	/2019	SEK	9,730		1,053	6	0
	04	/2019		$5	ARS	228	0	0
	04	/2019		314	BRL	1,224	0	(1)
	04	/2019		3,497	CNH	24,138	93	0
	04	/2019		629	GBP	475	0	(10)
	04	/2019		679	MXN	13,104	0	(5)
	05	/2019	CZK	3,286		$145	2	0
	05	/2019	EUR	19,369		22,091	285	0
	05	/2019		$316	BRL	1,224	0	(4)
	05	/2019		1,558	EUR	1,369	0	(17)
	05	/2019		1,055	SEK	9,730	0	(6)
	06	/2019	KRW	8,915,381		$7,980	127	0
	06	/2019	MXN	58,019		2,943	0	(6)
	06	/2019	PEN	7,364		2,226	13	0
	06	/2019		$1,743	MXN	34,373	4	0
FBF	04	/2019	ARS	9,083		$210	0	0
	04	/2019		$229	ARS	9,083	0	(19)
GLM	04	/2019	ARS	2,582		$60	0	0
	04	/2019	BRL	8,354		2,162	29	0
	04	/2019	CLP	441,226		671	23	0
	04	/2019	PLN	879		235	6	0
	04	/2019	TRY	3,195		569	0	(4)
	04	/2019		$63	ARS	2,582	0	(3)
	04	/2019		3,644	AUD	5,097	0	(24)
	04	/2019		1,534	BRL	5,817	0	(48)
	04	/2019		748	CNH	5,012	0	(2)
	04	/2019		7,366	GBP	5,538	0	(153)
	04	/2019		4,170	INR	288,740	0	(23)
	04	/2019		556	TRY	3,195	0	(2)
	05	/2019		6,492	CHF	6,475	38	0
	06	/2019	CNH	5,012		$748	2	0
	06	/2019	MYR	538		132	0	0
HUS	04	/2019	ARS	9,544		218	0	(2)
	04	/2019	BRL	2,479		625	0	(8)

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

	04/2019	CLP	885,654		1,347	45	0
	04/2019	DKK	1,825		281	7	0
	04/2019	IDR	18,592,096		1,304	3	(1)
	04/2019	MXN	25,985		1,351	13	0
	04/2019	RUB	42,470		656	11	0
	04/2019		$498	ARS	22,166	3	0
	04/2019		641	BRL	2,479	0	(8)
	04/2019		656	CLP	446,499	1	0
	04/2019		3,331	MXN	64,132	0	(34)
	04/2019		1,150	TRY	6,366	0	(32)
	04/2019		1,952	ZAR	27,640	0	(38)
	05/2019		281	ARS	12,967	3	0
	05/2019		723	JPY	79,600	0	(3)
	05/2019		265	ZAR	3,646	0	(13)
	06/2019	HKD	11,530		$1,475	3	0
	06/2019	INR	71,401		992	0	(27)
	06/2019		$1,500	RUB	100,297	13	0
IND	05/2019		8,724	CAD	11,541	0	(78)
JPM	04/2019	BRL	1,880		$482	2	0
	04/2019	GBP	782		1,032	13	0
	04/2019	MXN	3,551		186	4	0
	04/2019		$500	BRL	1,880	0	(20)
	04/2019		2,406	RUB	156,755	0	(22)
	04/2019		585	TRY	3,258	0	(13)
	05/2019	AUD	30		$21	0	0
	05/2019		$21,711	JPY	2,382,498	0	(138)
	05/2019		185	MXN	3,551	0	(4)
	07/2019	DKK	3,710		$563	1	0
	10/2019	INR	272,896		3,710	0	(128)
	01/2020	BRL	1,972		513	20	0
RBC	05/2019	JPY	281,800		2,567	15	0
RYL	04/2019	CLP	1,325,090		1,964	17	(1)
	04/2019	IDR	18,551,680		1,302	3	(1)
	04/2019		$658	CLP	446,499	0	(2)
	04/2019		654	IDR	9,275,840	0	(2)
SCX	04/2019	BRL	4,592		$1,226	53	0
	04/2019		$1,178	BRL	4,592	0	(6)
	04/2019		423	DKK	2,740	0	(12)
	04/2019		5,977	GBP	4,515	0	(97)
	04/2019		1,047	SEK	9,730	0	0
	05/2019	EUR	625		$716	12	0
	05/2019	GBP	4,515		5,986	97	0
	06/2019		$6,332	IDR	90,382,346	0	(64)
SOG	04/2019	CNH	29,150		$4,161	0	(175)
SSB	04/2019	AUD	4,559		3,237	0	0
UAG	04/2020	DKK	52,160		8,165	73	0
Total Forward Foreign Currency Contracts						$1,626	$(1,519)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

		Barrier	Expiration	# of		Market
Counterparty	Description	Value	Date	Contracts	Cost	Value
		10Y USISDA
MYI	Put - OTC S&P 500 U&I @ 2,683.000 «	2.677	03/20/2020	4,333	$100	$81

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional		Market
Counterparty	Description	Protection	Rate	Date	Amount**	Cost	Value
BRC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.600%	04/17/2019	52,100	$10	$0
MYC	Put - OTC CDX.IG-31 5-Year Index	Buy	1.300	04/17/2019	5,600	1	0
						$11	$0

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional		Market
Counterparty	Description		Price	Date	Amount**	Cost	Value
BRC	Call - OTC USD versus INR	INR	80.500	10/18/2019	12,081	$106	$23

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	Cost	Value
	Put - OTC 10-Year Interest Rate
JPM	Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	$2,114	$21
	Call - OTC 2-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Pay	2.500	02/20/2020	82,100	363	629

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2020	81,100	330	622
Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.250	03/26/2020	123,600	733	657
Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.250	03/27/2020	38,900	263	207
Put - OTC 10-Year Interest Rate
Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	17
						$5,614	$2,153

OPTIONS ON SECURITIES

		Strike	Expiration	Notional		Market
Counterparty	Description	Price	Date	Amount**	Cost	Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2049	$108.500	04/03/2019	31,700	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	73.000	05/06/2019	30,500	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	70.000	05/06/2019	35,600	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	71.000	05/06/2019	55,000	2	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	72.000	05/06/2019	49,500	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	75.000	05/06/2019	26,700	1	0
					$9	$0

STRADDLE OPTIONS

		Exercise	Expiration	Notional		Market
Counterparty	Description	Level(1)	Date	Amount**	Cost(1)	Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	02/13/2020	12,300	$1,232	$1,150
Total Purchased Options					$7,072	$3,407

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	3,000	$(3)	$0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	2,600	(3)	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	2,800	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	2,800	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	4,000	(4)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	3,200	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	3,000	(3)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	3,000	(5)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,000	(2)	0
						$(29)	$0

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount**	(Received)	Value
BRC	Put - OTC USD versus INR	INR	71.500	10/18/2019	6,040	$(103)	$(151)

INFLATION-CAPPED OPTIONS

		Initial	Floating	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Rate	Date(2)	Amount**	(Received)	Value
			Maximum of [(Final Index/Initial Index - 1)
GLM	Cap - OTC CPALEMU	100.151	- 3.000%] or 0	06/22/2035	5,600	$(255)	$(13)
			Maximum of [(Final Index/Initial Index - 1)
JPM	Cap - OTC CPURNSA	234.781	- 4.000%] or 0	05/16/2024	1,100	(7)	0
			Maximum of [(3 + 0.000%) - (Final
	Cap - OTC YOY CPURNSA	233.707	Index/Initial Index)] or 0	04/10/2020	7,800	(21)	41
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	233.707	Index - 1)] or 0	04/10/2020	7,800	(21)	40
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	234.812	Index - 1)] or 0	03/24/2020	10,700	(121)	0
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	238.654	Index - 1)] or 0	10/02/2020	4,500	(83)	(4)
						$(508)	$64

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Call - OTC 5-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	2.521%	02/20/2020	35,100	$(363)	$(617)

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call - OTC 5-Year Interest Rate
Swap	3-Month USD-LIBOR	Receive	2.527	02/21/2020	34,700	(330)	(617)
Call - OTC 5-Year Interest Rate
Swap	3-Month USD-LIBOR	Receive	2.338	03/26/2020	25,100	(346)	(328)
Call - OTC 5-Year Interest Rate
Swap	3-Month USD-LIBOR	Receive	2.344	03/26/2020	25,100	(377)	(333)
Call - OTC 5-Year Interest Rate
Swap	3-Month USD-LIBOR	Receive	2.361	03/27/2020	16,000	(261)	(220)
						$(1,677)	$(2,115)

INTEREST RATE-CAPPED OPTIONS

		Exercise	Floating Rate	Expiration	Notional	Premiums	Market
Counterparty	Description	Rate	Index	Date	Amount**	(Received)	Value
	Call - OTC 1-Year Interest Rate
MYC	Floor(3)	0.000%	10-Year USD-ISDA 2-Year USD-ISDA	01/02/2020	81,900	$(63)	$(25)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount**	(Received)	Value
FBF	Put - OTC Euro Stoxx Banks December 2019 Futures	EUR	90.000	04/18/2019	59	$(50)	$(77)

OPTIONS ON INDICES

		Strike	Expiration	Notional	Premiums	Market
Counterparty	Description	Value	Date	Amount**	(Received)	Value
FBF	Put - OTC MSCI Emerging Markets	995.000	04/18/2019	6	$(43)	$(13)

OPTIONS ON SECURITIES

		Strike	Expiration	Notional	Premiums	Market
Counterparty	Description	Price	Date	Amount**	(Received)	Value

FAR	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	$98.641	06/06/2019	3,400	$(8)	$(9)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2049	100.641	06/06/2019	3,400	(7)	(4)
					$(15)	$(13)
Total Written Options					$(2,488)	$(2,330)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
		Underlying						Unrealized
		Reference	Fixed Price	Payment	Maturity	# of	Premiums	Appreciation/
Counterparty Pay/Receive		Commodity	Per Unit	Frequency	Date	Units	Paid/(Received)	(Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 4Q19	$6.080	Maturity	12/31/2019	4,200	$0	$1	$1	$0
GST	Pay	Cotton No. 2 December Futures	73.580	Maturity	11/08/2019	650,000	0	(12)	0	(12)
	Receive	PLATGOLD N9	(411.500)	Maturity	07/08/2019	5,800	0	(196)	0	(196)
MYC	Receive	EURMARGIN 4Q19	6.000	Maturity	12/31/2019	300	0	0	0	0
							$0	$(207)	$1	$(208)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

										Swap Agreements, at Value(8)
		Fixed	Payment	Maturity	Implied Credit Spread at March 31,		Notional	Premiums	Unrealized Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	2019	(6)	Amount(7)	Paid/(Received)	(Depreciation)	Asset	Liability
	Mexico Government International
BOA	Bond	(1.000)%	Quarterly	12/20/2023	1.092%		$2,050	$19	$(11)	$8		$0
	Mexico Government International
BRC	Bond	(1.000)	Quarterly	12/20/2023	1.092		3,850	37	(23)	14		0
	Mexico Government International
CBK	Bond	(1.000)	Quarterly	12/20/2023	1.092		100	1	0	1		0
	Mexico Government International
GST	Bond	(1.000)	Quarterly	12/20/2023	1.092		3,200	27	(15)	12		0
	Mexico Government International
HUS	Bond	(1.000)	Quarterly	12/20/2023	1.092		2,200	20	(12)	8		0
	Mexico Government International
JPM	Bond	(1.000)	Quarterly	12/20/2023	1.092		900	8	(5)	3		0
								$112	$(66)	$46		$0

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)

								Swap Agreements, at Value(8)
							Unrealized
		Fixed	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Index/Tranches	Receive Rate	Frequency	Date	Amount(7)	Paid/(Received)	(Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$2,514	$(55)	$74	$19	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,200	(65)	76	11	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(20)	26	6	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,900	(364)	443	79	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	782	97	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,100	(576)	687	111	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	366	49	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(3)	(4)	0	(7)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	130	20	0
						$(2,195)	$2,580	$392	$(7)

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity	Notional		Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount		Paid/(Received)	(Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	9,790	$0	$(8)	$0	$(8)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,110	0	27	27	0
DUB	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,000	0	33	33	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		18,370	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		11,370	0	2	2	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,630	1	(7)	0	(6)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		3,870	0	40	40	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		2,380	0	18	18	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,630	0	23	23	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		6,000	0	(5)	0	(5)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,280	0	18	18	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		9,380	0	(10)	0	(10)
MYC	Receive	CPURNSA	1.800	Maturity	07/20/2026		$2,600	0	(59)	0	(59)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		18,400	0	(395)	0	(395)

								$1	$(322)	$162	$(483)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(9)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Pay	DWRTFT Index	766	spread)	Monthly	04/24/2019	8,273	$0	$18	$18	$0
				2.732% (1-Month
				USD-LIBOR plus
				a specified
	Pay	DWRTFT Index	592	spread)	Monthly	02/13/2020	6,300	0	(88)	0	(88)
				2.445% (1-Month
		iBoxx USD Investment		USD-LIBOR less
		Grade Corporate Bond		a specified
BRC	Pay	ETF	37,507	spread)	Monthly	08/30/2019	4,465	0	8	8	0
		iBoxx USD Liquid High		3-Month USD-
JPM	Receive	Yield Index	N/A	LIBOR	Maturity	09/20/2019	24,600	95	(835)	0	(740)
				2.775% (1-Month
				USD-LIBOR plus
				a specified
	Pay	DWRTFT Index	150	spread)	Monthly	11/06/2019	1,620	0	4	4	0

								$95	$(893)	$30	$(828)

VOLATILITY SWAPS

									Swap Agreements, at Value
								Unrealized
	Pay/Receive	Reference	Volatility	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Volatility	Entity	Strike	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability

GST	Pay	GOLDLNPM Index(10)	7.023%	Maturity	07/29/2020	$6,226	$0	$329	$329	$0
JPM	Receive	GOLDLNPM Index(10)	3.861	Maturity	07/29/2020	5,598	0	(147)	0	(147)
	Receive	GOLDLNPM Index(10)	3.976	Maturity	07/29/2020	629	0	(17)	0	(17)
							$0	$165	$329	$(164)
Total Swap Agreements							$(1,987)	$1,257	$960	$(1,690)

(o)	Securities with an aggregate market value of $1,832 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

**	Notional Amount represents the number of contracts.

(1)	This instrument has a forward starting effective date.

(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(3)	YOY options may have a series of expirations.

(4)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(9)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,457	$0	$42,457
Industrials	0	12,779	0	12,779
Utilities	0	16,691	0	16,691
U.S. Government Agencies	0	217,968	0	217,968
U.S. Treasury Obligations	0	108,500	0	108,500
Non-Agency Mortgage-Backed Securities	0	7,928	0	7,928
Asset-Backed Securities	0	25,890	0	25,890
Sovereign Issues	0	53,585	0	53,585
Common Stocks
Communication Services	6,973	0	0	6,973
Consumer Discretionary	9,705	0	0	9,705
Consumer Staples	6,628	0	0	6,628
Energy	19,119	81	0	19,200
Financials	13,511	0	0	13,511
Health Care	11,351	0	0	11,351
Industrials	11,094	0	0	11,094
Information Technology	19,501	0	0	19,501
Materials	4,121	0	0	4,121
Real Estate	1,270	0	0	1,270
Utilities	2,530	0	0	2,530
Preferred Securities
Banking & Finance	0	2,607	0	2,607
Exchange-Traded Funds	14,901	0	0	14,901
Real Estate Investment Trusts
Financials	174	0	0	174
Real Estate	13,435	0	0	13,435
Short-Term Instruments
Repurchase Agreements	0	42,735	0	42,735
Argentina Treasury Bills	0	1,335	0	1,335
U.S. Treasury Bills	0	308	0	308

	$134,313	$532,864	$0	$667,177
Investments in Affiliates, at Value
Mutual Funds	113,311	0	0	113,311
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,544	0	0	27,544

	$140,855	$0	$0	$140,855

Total Investments	$275,168	$532,864	$0	$808,032

Short Sales, at Value - Liabilities

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Allocation Portfolio (Cont.)	March 31, 2019 (Unaudited)

U.S. Government Agencies	$0	$(53,620)	$0	$(53,620)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,738	1,904	0	4,642
Over the counter	0	5,912	81	5,993

	$2,738	$7,816	$81	$10,635
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,492)	(1,596)	0	(3,088)
Over the counter	0	(5,539)	0	(5,539)

	$(1,492)	$(7,135)	$0	$(8,627)

Total Financial Derivative Instruments	$1,246	$681	$81	$2,008

Totals	$276,414	$479,925	$81	$756,420

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 87.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CommScope, Inc.
TBD% due 02/06/2026	$1,000	$1,002
Getty Images, Inc.
7.000% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,746	1,739
Sotera Health Holdings LLC
5.499% (LIBOR03M + 3.000%) due 05/15/2022 ~	1,247	1,224
Total Loan Participations and Assignments (Cost $3,931)		3,965
CORPORATE BONDS & NOTES 86.4%

BANKING & FINANCE 7.4%

Ally Financial, Inc.
5.125% due 09/30/2024	1,000	1,054
7.500% due 09/15/2020	2,795	2,970
8.000% due 03/15/2020	1,607	1,683
8.000% due 11/01/2031	1,401	1,741
Avolon Holdings Funding Ltd.
5.250% due 05/15/2024	1,375	1,420
5.500% due 01/15/2023	1,000	1,030
Barclays PLC
7.750% due 09/15/2023 •(f)(g)	1,000	1,002
BNP Paribas S.A.
7.375% due 08/19/2025 •(f)(g)	2,500	2,655
CIT Group, Inc.
5.000% due 08/15/2022	4,500	4,697
6.125% due 03/09/2028	500	558
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)	3,000	3,228
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)	2,000	1,999
7.500% due 07/17/2023 •(f)(g)	500	515
Equinix, Inc.
5.375% due 05/15/2027	1,500	1,575
5.875% due 01/15/2026	1,500	1,584
ESH Hospitality, Inc.
5.250% due 05/01/2025	2,000	1,992
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	1,250	1,238
Freedom Mortgage Corp.
8.250% due 04/15/2025	1,000	893
Greystar Real Estate Partners LLC
5.750% due 12/01/2025	1,000	1,005
Howard Hughes Corp.
5.375% due 03/15/2025	2,500	2,500
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,209
5.710% due 01/15/2026	1,000	978
7.700% due 09/17/2025 •(f)(g)	1,000	946
Jefferies Finance LLC
6.875% due 04/15/2022	1,500	1,515
7.375% due 04/01/2020	1,000	1,003
Lincoln Finance Ltd.
7.375% due 04/15/2021	750	765
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(f)(g)	4,000	4,130
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	978
5.625% due 05/01/2024	1,000	1,049
5.750% due 02/01/2027	750	777
Navient Corp.
5.000% due 10/26/2020	1,000	1,016
5.875% due 10/25/2024	1,500	1,459
6.125% due 03/25/2024	2,000	2,007
6.500% due 06/15/2022	1,000	1,045
6.625% due 07/26/2021	500	524
6.750% due 06/25/2025	1,000	994
7.250% due 01/25/2022	500	532
8.000% due 03/25/2020	1,000	1,043
Provident Funding Associates LP
6.375% due 06/15/2025	750	686
Quicken Loans, Inc.
5.250% due 01/15/2028	1,500	1,410

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

5.750% due 05/01/2025	1,500	1,511
RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,515
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)	2,000	2,042
Springleaf Finance Corp.
5.625% due 03/15/2023	1,250	1,270
6.125% due 03/15/2024	500	512
6.875% due 03/15/2025	1,500	1,552
7.125% due 03/15/2026	1,000	1,020
Tempo Acquisition LLC
6.750% due 06/01/2025	1,500	1,519
Vantiv LLC
4.375% due 11/15/2025	1,000	1,033
		71,379
INDUSTRIALS 70.3%

Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,500	1,517
6.500% due 03/01/2024	500	515
Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,000	1,480
ADT Security Corp.
3.500% due 07/15/2022	1,000	968
4.125% due 06/15/2023	1,000	967
4.875% due 07/15/2032	1,000	815
6.250% due 10/15/2021	2,000	2,108
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	2,000	2,050
AECOM
5.125% due 03/15/2027	1,000	971
5.875% due 10/15/2024	1,000	1,057
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	2,500	2,112
Albertsons Cos. LLC
6.625% due 06/15/2024	1,000	1,015
7.500% due 03/15/2026	1,500	1,551
Alcoa Nederland Holding BV
6.125% due 05/15/2028	500	516
6.750% due 09/30/2024	500	531
7.000% due 09/30/2026	250	271
Allison Transmission, Inc.
5.000% due 10/01/2024	2,000	2,002
Altice Financing S.A.
6.625% due 02/15/2023	2,000	2,050
7.500% due 05/15/2026	1,000	993
Altice Finco S.A.
7.625% due 02/15/2025	1,000	914
Altice France S.A.
6.250% due 05/15/2024	3,000	3,034
7.375% due 05/01/2026	2,500	2,456
8.125% due 02/01/2027	1,000	1,013
Altice Luxembourg S.A.
7.625% due 02/15/2025	2,500	2,200
7.750% due 05/15/2022	2,000	2,005
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,010
4.750% due 08/01/2025	500	498
5.000% due 04/01/2024	1,000	1,007
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	1,000	1,029
5.875% due 05/15/2026	1,750	1,781
Amsted Industries, Inc.
5.000% due 03/15/2022	1,000	1,008
5.375% due 09/15/2024	1,000	990
Antero Resources Corp.
5.000% due 03/01/2025	1,000	989
5.125% due 12/01/2022	1,000	1,009
5.375% due 11/01/2021	1,250	1,259
Aramark Services, Inc.
5.000% due 02/01/2028	1,500	1,498
5.125% due 01/15/2024	1,500	1,547
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,053
5.950% due 02/01/2037	1,000	989
Ardagh Packaging Finance PLC
6.000% due 02/15/2025	1,500	1,504
7.250% due 05/15/2024	1,500	1,586
Ascend Learning LLC
6.875% due 08/01/2025	1,500	1,496
Ascent Resources Utica Holdings LLC
7.000% due 11/01/2026	1,000	966
Ashland LLC
4.750% due 08/15/2022	2,000	2,065
6.875% due 05/15/2043	1,000	1,040

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Avantor, Inc.
6.000% due 10/01/2024	1,000	1,040
Avon International Operations, Inc.
7.875% due 08/15/2022	1,000	1,041
B&G Foods, Inc.
5.250% due 04/01/2025	1,500	1,444
Ball Corp.
5.250% due 07/01/2025	1,750	1,837
Bausch Health Americas, Inc.
8.500% due 01/31/2027	2,000	2,125
9.250% due 04/01/2026	1,500	1,645
Bausch Health Cos., Inc.
5.500% due 03/01/2023	1,202	1,212
5.500% due 11/01/2025	2,500	2,562
5.750% due 08/15/2027	500	514
5.875% due 05/15/2023	3,000	3,041
6.125% due 04/15/2025	1,000	993
6.500% due 03/15/2022	500	518
7.000% due 03/15/2024	1,250	1,326
9.000% due 12/15/2025	1,000	1,090
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026	1,000	1,032
BC ULC
4.250% due 05/15/2024	1,500	1,489
5.000% due 10/15/2025	3,000	2,971
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,500	1,597
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	5,000	4,769
6.375% due 10/01/2023	1,000	1,045
Berry Global, Inc.
4.500% due 02/15/2026	1,000	953
5.125% due 07/15/2023	1,000	1,019
6.000% due 10/15/2022	1,000	1,032
Boise Cascade Co.
5.625% due 09/01/2024	1,000	990
Bombardier, Inc.
7.500% due 12/01/2024	500	521
7.500% due 03/15/2025	2,000	2,067
7.875% due 04/15/2027	1,250	1,291
8.750% due 12/01/2021	2,000	2,217
Boyd Gaming Corp.
6.000% due 08/15/2026	750	772
6.375% due 04/01/2026	1,500	1,558
6.875% due 05/15/2023	1,000	1,042
Brazos Valley Longhorn LLC
6.875% due 02/01/2025	1,000	1,014
Bruin E&P Partners LLC
8.875% due 08/01/2023	1,000	958
Builders FirstSource, Inc.
5.625% due 09/01/2024	2,000	1,977
BWAY Holding Co.
5.500% due 04/15/2024	2,500	2,491
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	2,095
Caesars Resort Collection LLC
5.250% due 10/15/2025	4,000	3,870
Callon Petroleum Co.
6.375% due 07/01/2026	2,000	2,015
Cascades, Inc.
5.500% due 07/15/2022	500	505
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	1,750	1,741
CBS Radio, Inc.
7.250% due 11/01/2024	1,500	1,500
CCO Holdings LLC
5.000% due 02/01/2028	1,000	991
5.125% due 02/15/2023	2,000	2,040
5.125% due 05/01/2023	2,000	2,052
5.125% due 05/01/2027	1,000	1,009
5.250% due 09/30/2022	2,000	2,041
5.375% due 05/01/2025	1,000	1,035
5.750% due 09/01/2023	2,750	2,812
5.750% due 02/15/2026	3,000	3,150
5.875% due 04/01/2024	1,000	1,048
5.875% due 05/01/2027	1,000	1,040
Centene Corp.
4.750% due 01/15/2025	1,000	1,022
5.375% due 06/01/2026	500	523
5.625% due 02/15/2021	1,000	1,016
6.125% due 02/15/2024	1,000	1,049
Centennial Resource Production LLC
5.375% due 01/15/2026	2,500	2,409
CF Industries, Inc.
5.150% due 03/15/2034	2,000	1,910

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Change Healthcare Holdings LLC
5.750% due 03/01/2025	3,000	2,980
Chemours Co.
6.625% due 05/15/2023	1,500	1,556
7.000% due 05/15/2025	1,500	1,582
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	2,500	2,628
5.875% due 03/31/2025	2,000	2,180
7.000% due 06/30/2024	1,500	1,697
Cheniere Energy Partners LP
5.250% due 10/01/2025	2,500	2,566
5.625% due 10/01/2026	500	514
Chesapeake Energy Corp.
7.000% due 10/01/2024	1,000	1,001
8.000% due 01/15/2025	1,000	1,025
8.000% due 06/15/2027	750	743
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	1,912
5.500% due 04/01/2027	750	761
Cirsa Finance International SARL
7.875% due 12/20/2023	1,000	1,037
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	2,000	2,055
9.250% due 02/15/2024	1,750	1,859
Clearwater Paper Corp.
4.500% due 02/01/2023	1,500	1,440
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	750	746
5.750% due 03/01/2025	500	480
CNX Midstream Partners LP
6.500% due 03/15/2026	1,000	973
CNX Resources Corp.
5.875% due 04/15/2022	652	654
Colfax Corp.
6.000% due 02/15/2024	500	523
6.375% due 02/15/2026	500	533
CommScope Finance LLC
6.000% due 03/01/2026	250	259
8.250% due 03/01/2027	650	676
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	889
6.000% due 06/15/2025	1,250	1,220
CommScope, Inc.
5.500% due 06/15/2024	1,250	1,229
Community Health Systems, Inc.
5.125% due 08/01/2021	1,250	1,235
6.250% due 03/31/2023	2,500	2,356
8.000% due 03/15/2026	875	839
8.625% due 01/15/2024	1,000	1,004
Constellium NV
5.750% due 05/15/2024	1,000	1,005
5.875% due 02/15/2026	1,000	984
6.625% due 03/01/2025	750	767
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	1,500	1,324
Core & Main LP
6.125% due 08/15/2025	3,500	3,440
Coty, Inc.
6.500% due 04/15/2026	1,500	1,470
Covey Park Energy LLC
7.500% due 05/15/2025	2,375	2,214
CPG Merger Sub LLC
8.000% due 10/01/2021	2,000	2,000
Crown Americas LLC
4.250% due 09/30/2026	1,000	971
4.500% due 01/15/2023	1,000	1,013
4.750% due 02/01/2026	1,000	1,007
CSC Holdings LLC
5.125% due 12/15/2021	1,000	1,004
5.250% due 06/01/2024	2,000	2,035
5.375% due 02/01/2028	500	503
5.500% due 05/15/2026	2,000	2,061
5.500% due 04/15/2027	1,000	1,024
6.500% due 02/01/2029	1,000	1,066
6.625% due 10/15/2025	1,000	1,062
DAE Funding LLC
5.000% due 08/01/2024	2,000	2,030
DaVita, Inc.
5.000% due 05/01/2025	2,000	1,924
5.125% due 07/15/2024	2,000	1,980
DCP Midstream Operating LP
5.375% due 07/15/2025	1,500	1,567
Dell International LLC
5.875% due 06/15/2021	500	510
7.125% due 06/15/2024	1,000	1,060

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	750	478
5.700% due 10/15/2039	1,000	678
7.875% due 08/15/2025	1,250	1,212
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,500	1,506
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	1,026
5.375% due 05/31/2025	1,000	1,046
Digicel Group Two Ltd. (7.125% Cash and 2.000% PIK)
9.125% due 04/01/2024 (b)	1,000	275
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,807
5.125% due 05/01/2020	1,000	1,009
5.875% due 07/15/2022	3,000	2,915
5.875% due 11/15/2024	2,000	1,687
6.750% due 06/01/2021	500	517
7.750% due 07/01/2026	1,250	1,091
DKT Finance ApS
9.375% due 06/17/2023	1,000	1,074
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,000	1,013
Eldorado Resorts, Inc.
6.000% due 09/15/2026	750	765
7.000% due 08/01/2023	1,000	1,049
Element Solutions, Inc.
5.875% due 12/01/2025	1,750	1,763
EMC Corp.
3.375% due 06/01/2023	1,000	971
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,062
Endo Dac
6.000% due 07/15/2023	819	635
6.000% due 02/01/2025	1,000	730
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,484
6.375% due 07/15/2026	1,500	1,541
7.750% due 01/15/2027	375	401
Energy Transfer Operating LP
5.875% due 01/15/2024	500	548
7.500% due 10/15/2020	2,000	2,130
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,449
5.450% due 06/01/2047	750	671
Ensco PLC
4.500% due 10/01/2024	1,500	1,155
5.200% due 03/15/2025	1,000	780
5.750% due 10/01/2044	2,000	1,295
7.750% due 02/01/2026	1,000	849
Entegris, Inc.
4.625% due 02/10/2026	2,000	1,990
EW Scripps Co.
5.125% due 05/15/2025	1,000	955
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	250	193
7.375% due 05/15/2024	500	420
First Data Corp.
5.000% due 01/15/2024	3,000	3,074
5.750% due 01/15/2024	1,000	1,032
First Quality Finance Co., Inc.
4.625% due 05/15/2021	1,000	1,003
5.000% due 07/01/2025	750	731
First Quantum Minerals Ltd.
6.500% due 03/01/2024	1,000	944
7.250% due 05/15/2022	500	505
7.500% due 04/01/2025	500	483
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,680
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	1,500	1,487
3.875% due 03/15/2023	2,000	1,976
4.000% due 11/14/2021	1,500	1,513
5.400% due 11/14/2034	2,500	2,287
Frontdoor, Inc.
6.750% due 08/15/2026	750	769
Gates Global LLC
6.000% due 07/15/2022	1,000	1,008
GCP Applied Technologies, Inc.
5.500% due 04/15/2026	2,000	2,045
Graphic Packaging International LLC
4.125% due 08/15/2024	500	491
4.875% due 11/15/2022	500	511
Gray Television, Inc.
5.125% due 10/15/2024	1,000	1,005
Griffon Corp.
5.250% due 03/01/2022	2,250	2,222

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Grinding Media, Inc.
7.375% due 12/15/2023	1,000	965
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,369
6.375% due 05/15/2025	750	682
6.625% due 05/01/2023	1,000	975
Hanesbrands, Inc.
4.625% due 05/15/2024	2,000	2,015
4.875% due 05/15/2026	1,500	1,487
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,000	3,160
HCA, Inc.
5.375% due 02/01/2025	2,000	2,125
5.875% due 05/01/2023	1,750	1,870
7.500% due 02/15/2022	2,000	2,211
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	1,250	1,275
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	1,001
5.125% due 05/01/2026	1,375	1,399
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,013
4.875% due 04/01/2027	750	761
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	498
7.625% due 06/15/2021	1,000	1,078
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	2,000	1,995
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	2,000	1,910
Indigo Natural Resources LLC
6.875% due 02/15/2026	1,000	890
INEOS Group Holdings S.A.
5.625% due 08/01/2024	1,500	1,504
Informatica LLC
7.125% due 07/15/2023	1,000	1,024
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	893
8.000% due 02/15/2024	2,000	2,090
International Game Technology PLC
6.250% due 02/15/2022	1,000	1,044
6.250% due 01/15/2027	500	513
6.500% due 02/15/2025	1,500	1,567
IQVIA, Inc.
4.875% due 05/15/2023	2,000	2,045
5.000% due 10/15/2026	2,000	2,054
Jagged Peak Energy LLC
5.875% due 05/01/2026	1,500	1,495
Jaguar Holding Co.
6.375% due 08/01/2023	4,000	4,085
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,250	2,143
4.875% due 12/15/2027	1,750	1,654
KAR Auction Services, Inc.
5.125% due 06/01/2025	1,000	994
KFC Holding Co.
4.750% due 06/01/2027	750	739
5.000% due 06/01/2024	1,000	1,023
5.250% due 06/01/2026	2,000	2,024
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,313	1,346
12.500% due 11/01/2021	1,250	1,356
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,042
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,013
4.875% due 11/01/2026	1,000	1,019
Lennar Corp.
4.750% due 11/29/2027	1,000	1,004
5.000% due 06/15/2027	1,500	1,509
5.250% due 06/01/2026	1,250	1,291
5.375% due 10/01/2022	1,000	1,046
5.875% due 11/15/2024	750	803
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,266
5.250% due 03/15/2026	1,000	1,000
5.375% due 01/15/2024	1,000	1,021
5.375% due 05/01/2025	1,000	1,015
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	1,009
LKQ Corp.
4.750% due 05/15/2023	1,000	1,011
Magnolia Oil & Gas Operating LLC
6.000% due 08/01/2026	1,250	1,269
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025	500	393

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

5.625% due 10/15/2023	500	418
5.750% due 08/01/2022	1,000	945
Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026	1,000	1,051
Masonite International Corp.
5.625% due 03/15/2023	1,600	1,642
Matador Resources Co.
5.875% due 09/15/2026	2,000	2,005
Matterhorn Merger Sub LLC
8.500% due 06/01/2026	2,000	1,745
MDC Holdings, Inc.
6.000% due 01/15/2043	1,000	860
MDC Partners, Inc.
6.500% due 05/01/2024	750	624
MGM Resorts International
4.625% due 09/01/2026	1,000	978
5.500% due 04/15/2027 (a)	500	509
5.750% due 06/15/2025	1,000	1,041
6.000% due 03/15/2023	2,000	2,115
6.625% due 12/15/2021	2,500	2,678
6.750% due 10/01/2020	1,000	1,051
7.750% due 03/15/2022	2,000	2,215
MPH Acquisition Holdings LLC
7.125% due 06/01/2024	1,500	1,500
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,040
5.375% due 05/15/2027	500	530
5.750% due 08/15/2025	1,000	1,055
Murphy Oil Corp.
5.750% due 08/15/2025	500	517
6.875% due 08/15/2024	1,000	1,059
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,029
Nabors Industries, Inc.
5.750% due 02/01/2025	2,000	1,802
NCI Building Systems, Inc.
8.000% due 04/15/2026	3,000	2,705
NCR Corp.
4.625% due 02/15/2021	1,500	1,501
5.000% due 07/15/2022	2,000	2,005
6.375% due 12/15/2023	500	515
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,456
4.875% due 04/15/2028	1,500	1,489
5.875% due 02/15/2025	500	542
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	763
5.875% due 11/15/2022	750	772
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	500	498
4.500% due 09/15/2027	750	734
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025	1,000	969
Nielsen Finance LLC
5.000% due 04/15/2022	2,000	1,990
Noble Holding International Ltd.
7.875% due 02/01/2026	1,500	1,397
Novelis Corp.
5.875% due 09/30/2026	2,500	2,494
6.250% due 08/15/2024	1,500	1,537
Nufarm Australia Ltd.
5.750% due 04/30/2026	750	698
Open Text Corp.
5.875% due 06/01/2026	1,500	1,571
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	6,750	6,429
Panther BF Aggregator 2 LP
6.250% due 05/15/2026 (a)	500	511
8.500% due 05/15/2027 (a)	500	503
Par Pharmaceutical, Inc.
7.500% due 04/01/2027	250	254
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	2,000	1,995
5.250% due 08/15/2022	2,000	2,055
5.500% due 02/15/2024	1,250	1,300
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	1,000	1,000
Party City Holdings, Inc.
6.125% due 08/15/2023	1,000	1,015
6.625% due 08/01/2026	500	499
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	980
6.125% due 09/15/2024	1,000	1,003
Performance Food Group, Inc.
5.500% due 06/01/2024	500	506

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

PetSmart, Inc.
5.875% due 06/01/2025		750	632
7.125% due 03/15/2023		1,000	750
PGT Escrow Issuer, Inc.
6.750% due 08/01/2026		1,000	1,042
Pilgrim's Pride Corp.
5.750% due 03/15/2025		2,000	2,030
5.875% due 09/30/2027		1,000	1,010
Post Holdings, Inc.
5.000% due 08/15/2026		3,000	2,929
5.500% due 03/01/2025		1,000	1,015
5.625% due 01/15/2028		1,250	1,245
5.750% due 03/01/2027		2,000	2,017
8.000% due 07/15/2025		750	804
PQ Corp.
6.750% due 11/15/2022		750	781
Precision Drilling Corp.
7.750% due 12/15/2023		1,750	1,807
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,011
6.375% due 03/01/2024		1,000	1,023
Prime Security Services Borrower LLC
5.250% due 04/15/2024 (a)		500	501
9.250% due 05/15/2023		1,764	1,857
Qorvo, Inc.
5.500% due 07/15/2026		1,500	1,553
Qualitytech LP
4.750% due 11/15/2025		1,500	1,459
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,000	893
Range Resources Corp.
4.875% due 05/15/2025		1,000	933
5.000% due 08/15/2022		750	746
5.000% due 03/15/2023		1,250	1,230
RBS Global, Inc.
4.875% due 12/15/2025		2,500	2,481
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		2,000	2,032
8.250% due 11/15/2026		2,000	1,967
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		2,000	2,129
Revlon Consumer Products Corp.
6.250% due 08/01/2024		750	392
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		2,000	2,035
5.750% due 10/15/2020		1,454	1,457
6.875% due 02/15/2021		347	348
7.000% due 07/15/2024		1,000	1,032
Rite Aid Corp.
6.125% due 04/01/2023		1,500	1,249
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,000	1,005
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	816
4.875% due 06/01/2022		2,000	1,860
5.850% due 01/15/2044		1,000	645
7.375% due 06/15/2025		1,000	880
Sabre GLBL, Inc.
5.250% due 11/15/2023		500	513
5.375% due 04/15/2023		1,500	1,541
Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,474
6.250% due 09/01/2020		1,250	1,256
10.000% due 12/01/2022		1,500	1,584
Scotts Miracle-Gro Co.
6.000% due 10/15/2023		1,375	1,433
Sealed Air Corp.
4.875% due 12/01/2022		500	518
5.125% due 12/01/2024		1,000	1,041
5.250% due 04/01/2023		1,500	1,564
5.500% due 09/15/2025		1,000	1,055
Sensata Technologies BV
4.875% due 10/15/2023		1,500	1,551
5.000% due 10/01/2025		1,000	1,030
5.625% due 11/01/2024		1,250	1,337
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,597
ServiceMaster Co. LLC
5.125% due 11/15/2024		1,500	1,509
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,057
7.875% due 05/15/2026		$1,500	1,391
Simmons Foods, Inc.
5.750% due 11/01/2024		1,000	883
7.750% due 01/15/2024		500	535

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Sinclair Television Group, Inc.
5.125% due 02/15/2027	1,000	963
5.625% due 08/01/2024	2,000	2,022
Sirius XM Radio, Inc.
5.000% due 08/01/2027	1,000	1,004
5.375% due 04/15/2025	2,000	2,060
Sotera Health Holdings LLC
6.500% due 05/15/2023	1,250	1,262
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	2,500	2,475
Southwestern Energy Co.
6.200% due 01/23/2025	500	494
7.500% due 04/01/2026	2,000	2,050
7.750% due 10/01/2027	500	513
Spectrum Brands, Inc.
5.750% due 07/15/2025	1,500	1,519
6.125% due 12/15/2024	1,000	1,015
6.625% due 11/15/2022	500	513
SPX FLOW, Inc.
5.625% due 08/15/2024	2,000	2,020
5.875% due 08/15/2026	2,000	2,020
Standard Industries, Inc.
4.750% due 01/15/2028	1,000	958
5.000% due 02/15/2027	1,000	970
5.375% due 11/15/2024	3,000	3,086
6.000% due 10/15/2025	2,000	2,104
Star Merger Sub, Inc.
6.875% due 08/15/2026	1,750	1,793
Starfruit Finco BV
8.000% due 10/01/2026	3,000	3,037
Stars Group Holdings BV
7.000% due 07/15/2026	875	914
Station Casinos LLC
5.000% due 10/01/2025	1,000	988
Steel Dynamics, Inc.
5.000% due 12/15/2026	1,000	1,024
5.125% due 10/01/2021	1,000	1,010
5.500% due 10/01/2024	500	518
Sunoco LP
4.875% due 01/15/2023	750	764
5.500% due 02/15/2026	500	496
5.875% due 03/15/2028	500	498
T-Mobile USA, Inc.
4.500% due 02/01/2026	1,000	1,003
4.750% due 02/01/2028	1,000	995
5.125% due 04/15/2025	1,000	1,027
6.375% due 03/01/2025	2,000	2,088
6.500% due 01/15/2026	2,000	2,140
Team Health Holdings, Inc.
6.375% due 02/01/2025	2,750	2,245
Teck Resources Ltd.
4.500% due 01/15/2021	2,000	2,030
8.500% due 06/01/2024	500	536
TEGNA, Inc.
4.875% due 09/15/2021	500	503
5.500% due 09/15/2024	1,000	1,014
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,018
Teleflex, Inc.
4.875% due 06/01/2026	750	768
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028	1,400	1,379
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,000	2,009
5.625% due 10/15/2023	750	765
Tenet Healthcare Corp.
4.500% due 04/01/2021	1,000	1,020
4.625% due 07/15/2024	1,000	1,006
5.125% due 05/01/2025	2,000	2,015
6.000% due 10/01/2020	1,000	1,039
6.250% due 02/01/2027	2,000	2,077
6.750% due 06/15/2023	2,000	2,067
8.125% due 04/01/2022	3,500	3,779
Tennant Co.
5.625% due 05/01/2025	1,000	1,013
Terex Corp.
5.625% due 02/01/2025	1,000	996
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	500	467
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,000	954
3.150% due 10/01/2026	1,750	1,432
TopBuild Corp.
5.625% due 05/01/2026	2,000	1,980
TransDigm, Inc.
6.000% due 07/15/2022	500	509

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

6.250% due 03/15/2026	1,000	1,040
6.375% due 06/15/2026	2,000	1,987
6.500% due 07/15/2024	1,500	1,547
Transocean Guardian Ltd.
5.875% due 01/15/2024	1,181	1,205
Transocean Pontus Ltd.
6.125% due 08/01/2025	945	962
Transocean, Inc.
6.800% due 03/15/2038	2,000	1,580
7.250% due 11/01/2025	1,000	991
7.500% due 01/15/2026	1,250	1,241
7.500% due 04/15/2031	2,500	2,150
9.000% due 07/15/2023	3,000	3,210
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,016
6.000% due 02/15/2024	1,000	1,041
Trinseo Materials Operating S.C.A.
5.375% due 09/01/2025	2,000	1,902
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,470
7.750% due 08/15/2025	625	598
U.S. Concrete, Inc.
6.375% due 06/01/2024	2,000	2,040
U.S. Foods, Inc.
5.875% due 06/15/2024	1,250	1,284
United Rentals North America, Inc.
4.625% due 10/15/2025	1,000	990
4.875% due 01/15/2028	1,000	975
5.500% due 07/15/2025	1,500	1,537
5.500% due 05/15/2027	1,500	1,519
5.875% due 09/15/2026	500	519
6.500% due 12/15/2026	500	528
Unitymedia GmbH
6.125% due 01/15/2025	1,000	1,043
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	3,000	3,075
Univar USA, Inc.
6.750% due 07/15/2023	1,000	1,027
Univision Communications, Inc.
5.125% due 05/15/2023	1,500	1,432
5.125% due 02/15/2025	4,000	3,745
UPC Holding BV
5.500% due 01/15/2028	2,000	2,000
UPCB Finance Ltd.
5.375% due 01/15/2025	1,000	1,018
USA Compression Partners LP
6.875% due 04/01/2026	1,250	1,284
6.875% due 09/01/2027	500	511
USG Corp.
4.875% due 06/01/2027	1,000	1,013
5.500% due 03/01/2025	1,250	1,274
VeriSign, Inc.
4.625% due 05/01/2023	1,000	1,016
5.250% due 04/01/2025	1,000	1,051
Versum Materials, Inc.
5.500% due 09/30/2024	1,000	1,054
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,444
5.625% due 04/15/2027	250	255
Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,219
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	1,021
6.000% due 10/15/2024	1,500	1,556
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	1,000	1,010
VOC Escrow Ltd.
5.000% due 02/15/2028	1,000	978
Wabash National Corp.
5.500% due 10/01/2025	2,000	1,875
Welbilt, Inc.
9.500% due 02/15/2024	1,000	1,082
WellCare Health Plans, Inc.
5.250% due 04/01/2025	1,250	1,298
5.375% due 08/15/2026	1,000	1,049
WESCO Distribution, Inc.
5.375% due 06/15/2024	1,000	1,016
West Street Merger Sub, Inc.
6.375% due 09/01/2025	3,500	3,421
Whiting Petroleum Corp.
5.750% due 03/15/2021	1,000	1,017
6.625% due 01/15/2026	500	493
Wind Tre SpA
5.000% due 01/20/2026	3,000	2,745
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,021

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

5.500% due 04/15/2026	1,000	1,029
WPX Energy, Inc.
5.750% due 06/01/2026	500	509
6.000% due 01/15/2022	500	521
8.250% due 08/01/2023	1,000	1,130
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,038
5.625% due 10/01/2024	1,000	1,067
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	1,895
5.500% due 03/01/2025	1,000	990
Wynn Macau Ltd.
5.500% due 10/01/2027	1,000	960
XPO Logistics, Inc.
6.500% due 06/15/2022	1,125	1,154
Zayo Group LLC
5.750% due 01/15/2027	2,000	2,001
6.375% due 05/15/2025	1,000	1,009
Ziggo BV
5.500% due 01/15/2027	3,000	2,977
		676,772
UTILITIES 8.7%

AmeriGas Partners LP
5.500% due 05/20/2025	1,000	1,001
5.750% due 05/20/2027	500	496
Antero Midstream Partners LP
5.375% due 09/15/2024	500	506
5.750% due 03/01/2027	500	509
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,040
6.625% due 07/15/2026	1,000	1,025
Calpine Corp.
5.250% due 06/01/2026	750	749
5.375% due 01/15/2023	2,500	2,509
5.750% due 01/15/2025	2,000	1,995
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	2,052
6.450% due 06/15/2021	1,000	1,044
Clearway Energy Operating LLC
5.000% due 09/15/2026	1,000	958
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,053
5.875% due 07/01/2025	1,000	1,021
6.000% due 01/01/2027	500	501
CrownRock LP
5.625% due 10/15/2025	2,500	2,409
Embarq Corp.
7.995% due 06/01/2036	1,000	979
Frontier Communications Corp.
6.875% due 01/15/2025	1,500	816
8.000% due 04/01/2027	500	518
8.500% due 04/01/2026	750	698
10.500% due 09/15/2022	1,250	959
11.000% due 09/15/2025	750	498
Genesis Energy LP
5.625% due 06/15/2024	1,000	965
6.000% due 05/15/2023	1,250	1,262
6.500% due 10/01/2025	1,000	978
6.750% due 08/01/2022	1,000	1,027
Jonah Energy LLC
7.250% due 10/15/2025	1,250	669
NGL Energy Partners LP
6.125% due 03/01/2025	750	728
7.500% due 11/01/2023	500	520
NGPL PipeCo LLC
4.375% due 08/15/2022	625	636
4.875% due 08/15/2027	1,250	1,267
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,300
NRG Energy, Inc.
6.250% due 05/01/2024	1,000	1,034
6.625% due 01/15/2027	1,500	1,620
NSG Holdings LLC
7.750% due 12/15/2025	1,205	1,295
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^(c)	500	439
3.500% due 10/01/2020 ^(c)	500	463
4.250% due 08/01/2023 ^(c)	500	468
5.125% due 11/15/2043 ^(c)	125	114
6.050% due 03/01/2034 ^(c)	500	499
Parsley Energy LLC
5.250% due 08/15/2025	1,000	992
5.375% due 01/15/2025	1,000	1,005
5.625% due 10/15/2027	1,500	1,504

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

6.250% due 06/01/2024	1,000	1,036
Sprint Capital Corp.
8.750% due 03/15/2032	2,500	2,644
Sprint Communications, Inc.
6.000% due 11/15/2022	1,500	1,515
7.000% due 03/01/2020	1,000	1,029
7.000% due 08/15/2020	1,000	1,035
Sprint Corp.
7.125% due 06/15/2024	1,750	1,781
7.250% due 09/15/2021	3,000	3,157
7.625% due 02/15/2025	2,000	2,045
7.625% due 03/01/2026	1,000	1,017
7.875% due 09/15/2023	4,000	4,210
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	885
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,060
5.500% due 01/15/2028	500	503
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	999
5.000% due 01/15/2028	1,000	986
5.250% due 05/01/2023	2,000	2,041
5.875% due 04/15/2026	1,000	1,062
6.500% due 07/15/2027	250	270
6.875% due 01/15/2029	750	818
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	970
Telecom Italia SpA
5.303% due 05/30/2024	3,000	3,026
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	993
5.000% due 01/31/2028	1,000	969
6.625% due 06/15/2025 Ø	500	526
Vistra Energy Corp.
7.625% due 11/01/2024	1,000	1,060
Vistra Operations Co. LLC
5.500% due 09/01/2026	1,500	1,564
5.625% due 02/15/2027	2,000	2,085
		83,407
Total Corporate Bonds & Notes (Cost $828,789)		831,558

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
3.982% due 11/25/2036 ^~	401	359
Countrywide Alternative Loan Trust
2.718% due 05/20/2046 ^•	70	57
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% due 03/25/2035 •	34	31
3.550% due 05/20/2036 ^~	193	182
GSR Mortgage Loan Trust
4.545% due 04/25/2035 ~	5	5
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037 ^	323	312
WaMu Mortgage Pass-Through Certificates Trust
3.703% due 12/25/2036 ^~	254	242
Washington Mutual Mortgage Pass-Through Certificates Trust
3.367% due 05/25/2046 ^•	24	21
Total Non-Agency Mortgage-Backed Securities (Cost $798)		1,209
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust
2.556% due 01/25/2037 ^•	79	34
Total Asset-Backed Securities (Cost $56)		34
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (h) 0.6%		5,381

U.S. TREASURY BILLS 0.0%

2.412% due 04/11/2019 (d)(e)	43	43

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $5,424)		5,424
Total Investments in Securities (Cost $838,998)		842,190

	SHARES

INVESTMENTS IN AFFILIATES 11.4%

SHORT-TERM INSTRUMENTS 11.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%

PIMCO Short-Term Floating NAV Portfolio III	11,126,134	110,026
Total Short-Term Instruments (Cost $109,969)		110,026
Total Investments in Affiliates (Cost $109,969)		110,026
Total Investments 98.9% (Cost $948,967)		$952,216
Financial Derivative Instruments (i)(j) 0.1%(Cost or Premiums, net $2,036)		1,066
Other Assets and Liabilities, net 1.0%		9,609

Net Assets 100.0%		$962,891

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$5,381	U.S. Treasury Notes 2.625% due 07/15/2021	$(5,492)	$5,381	$5,382
Total Repurchase Agreements						$(5,492)	$5,381	$5,382

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(18,850) at a weighted average interest rate of 1.534%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$4,900	$343	$8	$351	$11	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	34,300	1,847	494	2,341	124	0
Total Swap Agreements					$2,190	$502	$2,692	$135	$0

Cash of $2,715 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
JPM	04/2019	EUR	664	$757	$12	$0
Total Forward Foreign Currency Contracts					$12	$0

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD- LIBOR	Maturity	09/20/2019	$4,700	$(33)	$73	$40	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	09/20/2019	7,800	(49)	155	106	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	5,000	(27)	345	318	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	09/20/2019	5,000	(18)	167	149	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	5,000	(27)	333	306	0
Total Swap Agreements								$(154)	$1,073	$919	$0

(1)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,965	$0	$3,965
Corporate Bonds & Notes
Banking & Finance	0	71,379	0	71,379
Industrials	0	676,772	0	676,772
Utilities	0	83,407	0	83,407
Non-Agency Mortgage-Backed Securities	0	1,209	0	1,209
Asset-Backed Securities	0	34	0	34
Short-Term Instruments
Repurchase Agreements	0	5,381	0	5,381
U.S. Treasury Bills	0	43	0	43

	$0	$842,190	$0	$842,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110,026	$0	$0	$110,026

Total Investments	$110,026	$842,190	$0	$952,216

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	135	0	135
Over the counter	0	931	0	931

	$0	$1,066	$0	$1,066

Total Financial Derivative Instruments	$0	$1,066	$0	$1,066

Totals	$110,026	$843,256	$0	$953,282

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Income Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 127.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%

Altice France S.A.
6.484% due 08/14/2026	$100	$96
Avantor, Inc.
6.249% due 11/21/2024	47	47
Avolon Holdings Ltd.
4.488% due 01/15/2025	128	127
Axalta Coating Systems U.S. Holdings, Inc.
4.351% due 06/01/2024	10	10
Bausch Health Cos., Inc.
5.231% due 11/27/2025	57	56
Beacon Roofing Supply, Inc.
4.749% due 01/02/2025	20	19
BWAY Holding Co.
6.033% due 04/03/2024	20	19
Caesars Resort Collection LLC
5.249% due 12/22/2024	198	196
CommScope, Inc.
TBD% due 02/06/2026	100	100
Concordia International Corp.
7.993% due 09/06/2024	99	94
Core & Main LP
5.626% due 08/01/2024 «	10	10
Diamond Resorts Corp.
6.249% due 09/02/2023 «	190	180
Dubai World
1.750% - 2.000% due 09/30/2022	500	468
Envision Healthcare Corp.
6.249% due 10/10/2025	200	187
Financial & Risk U.S. Holdings, Inc.
6.249% due 10/01/2025	449	436
Forest City Enterprises, L.P.
6.481% due 12/07/2025 «	100	100
Hilton Worldwide Finance LLC
4.236% due 10/25/2023	1,104	1,101
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(b)	340	243
TBD% due 01/30/2020	1,571	1,125
Intelsat Jackson Holdings S.A.
6.240% due 11/27/2023	750	737
6.625% due 01/02/2024	57	57
KFC Holding Co.
4.232% due 04/03/2025	1,560	1,552
Las Vegas Sands LLC
4.249% due 03/27/2025	1,133	1,115
McDermott Technology Americas, Inc.
7.499% due 05/12/2025	14	13
Messer Industrie GmbH
TBD% due 03/01/2026	100	98
MH Sub LLC
6.236% due 09/13/2024	39	39
Multi Color Corp.
4.499% due 10/31/2024 «	7	7
NCI Building Systems, Inc.
6.547% due 04/12/2025 «	139	133
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% due 10/25/2020	666	621
Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ	485	487
7.500% due 02/22/2049 ^(b)	1,150	998
PetSmart, Inc.
5.490% due 03/11/2022	50	45
Post Holdings, Inc.
4.490% due 05/24/2024	12	12
RPI Finance Trust
4.499% due 03/27/2023	32	32
Sequa Mezzanine Holdings LLC
7.776% due 11/28/2021	208	205
11.751% due 04/28/2022 «	40	39
Sprint Communications, Inc.
5.000% due 02/02/2024	98	95
SS&C Technologies Holdings Europe SARL
4.749% due 04/16/2025	89	88
SS&C Technologies, Inc.
4.749% due 04/16/2025	132	131

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Starfruit Finco BV
5.740% due 10/01/2025		100	99
TEX Operations Co. LLC
4.499% due 08/04/2023		40	39
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	100	112
Univision Communications, Inc.
5.249% due 03/15/2024		$145	137
Valeant Pharmaceuticals International, Inc.
5.481% due 06/02/2025		4	4
West Corp.
6.629% due 10/10/2024		26	24
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(b)		32	15
4.522% - 10.913% due 05/21/2019 «		7	7
Total Loan Participations and Assignments (Cost $11,591)			11,555

CORPORATE BONDS & NOTES 38.4%

BANKING & FINANCE 20.1%

Aircastle Ltd.
5.500% due 02/15/2022		1,290	1,354
7.625% due 04/15/2020		1,400	1,463
Ally Financial, Inc.
4.250% due 04/15/2021		700	711
8.000% due 03/15/2020		200	210
8.000% due 11/01/2031		3	3
Ambac LSNI LLC
7.592% due 02/12/2023 •		364	368
American International Group, Inc.
5.750% due 04/01/2048 •		50	49
American Tower Corp.
3.000% due 06/15/2023		36	36
5.900% due 11/01/2021		1,110	1,189
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	228
Assurant, Inc.
4.200% due 09/27/2023		$22	22
Athene Holding Ltd.
4.125% due 01/12/2028		22	21
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		636	649
5.500% due 01/15/2023		62	64
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		8	8
4.350% due 04/20/2028		52	53
5.000% due 04/20/2048		30	29
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	100	115
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,012	1,028
Bank of Ireland
7.375% due 06/18/2020 •(g)(h)	EUR	500	591
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$800	870
Barclays PLC
1.500% due 09/03/2023	EUR	200	227
3.250% due 01/17/2033	GBP	100	125
4.063% (US0003M + 1.380%) due 05/16/2024 ~		$200	194
4.338% due 05/16/2024 •		200	202
4.375% due 01/12/2026		1,000	1,007
4.610% due 02/15/2023 •		200	204
6.500% due 09/15/2019 •(g)(h)	EUR	500	567
7.250% due 03/15/2023 •(g)(h)	GBP	400	539
7.750% due 09/15/2023 •(g)(h)		$600	601
7.875% due 09/15/2022 •(g)(h)	GBP	300	409
8.000% due 12/15/2020 •(g)(h)	EUR	400	484
8.000% due 06/15/2024 •(g)(h)		$200	205
BGC Partners, Inc.
5.375% due 07/24/2023		2,218	2,290
BNP Paribas S.A.
4.705% due 01/10/2025 •		210	219
5.198% due 01/10/2030 •		220	238
Boston Properties LP
3.200% due 01/15/2025		17	17
Brighthouse Financial, Inc.
3.700% due 06/22/2027		34	31
Brixmor Operating Partnership LP
3.786% (US0003M + 1.050%) due 02/01/2022 ~		64	64
Brookfield Finance, Inc.
3.900% due 01/25/2028		36	35
4.700% due 09/20/2047		80	77
CBL & Associates LP
5.950% due 12/15/2026		74	54

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

CIT Group, Inc.
4.125% due 03/09/2021		24	24
Citigroup, Inc.
3.783% (US0003M + 1.100%) due 05/17/2024 ~		180	181
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	200	233
6.625% due 06/29/2021 •(g)(h)		1,600	1,959
Credit Suisse Group AG
7.500% due 07/17/2023 •(g)(h)		$200	206
Crown Castle International Corp.
3.650% due 09/01/2027		58	57
CTR Partnership LP
5.250% due 06/01/2025		28	28
Deutsche Bank AG
0.192% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	222
1.875% due 02/28/2020	GBP	100	130
2.700% due 07/13/2020		$74	73
3.767% (US0003M + 0.970%) due 07/13/2020 ~		77	77
4.250% due 02/04/2021		200	201
4.250% due 10/14/2021		1,370	1,378
Digital Realty Trust LP
3.700% due 08/15/2027		5	5
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	11	12
EPR Properties
4.750% due 12/15/2026		$8	8
4.950% due 04/15/2028		10	10
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	116
2.875% due 02/01/2026		100	116
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		$23	23
FCE Bank PLC
1.875% due 06/24/2021	EUR	300	340
Ford Motor Credit Co. LLC
5.345% (US0003M + 2.550%) due 01/07/2021 ~		$200	202
5.935% (US0003M + 3.140%) due 01/07/2022 ~		200	204
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		118	117
6.750% due 03/15/2022		290	296
GE Capital European Funding Unlimited Co.
2.250% due 07/20/2020	EUR	100	115
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	100	139
4.375% due 07/31/2019		10	13
GLP Capital LP
5.250% due 06/01/2025		$30	32
5.300% due 01/15/2029		72	76
Goldman Sachs Group, Inc.
4.229% (US0003M + 1.600%) due 11/29/2023 ~		100	102
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		66	64
Hazine Mustesarligi Varlik Kiralama A/S
5.800% due 02/21/2022		200	197
Howard Hughes Corp.
5.375% due 03/15/2025		59	59
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~		1,600	1,599
3.283% (US0003M + 0.600%) due 05/18/2021 ~		200	200
3.600% due 05/25/2023		230	234
3.977% (US0003M + 1.380%) due 09/12/2026 ~		200	200
4.292% due 09/12/2026 •		200	207
5.875% due 09/28/2026 •(g)(h)	GBP	200	263
6.500% due 03/23/2028 •(g)(h)		$200	198
Hudson Pacific Properties LP
3.950% due 11/01/2027		13	13
Hunt Cos., Inc.
6.250% due 02/15/2026		10	9
ING Groep NV
4.100% due 10/02/2023		200	206
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,380
iStar, Inc.
4.625% due 09/15/2020		5	5
5.250% due 09/15/2022		8	8
JPMorgan Chase & Co.
3.225% (US0003M + 0.610%) due 06/18/2022 ~		520	520
3.671% (US0003M + 0.900%) due 04/25/2023 ~		234	235
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		28	28
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	299
Life Storage LP
3.875% due 12/15/2027		10	10
Lifestorage LP
3.500% due 07/01/2026		900	868

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Lloyds Bank PLC
3.300% due 05/07/2021		200	202
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	204
7.000% due 06/27/2019 •(g)(h)	GBP	500	653
7.500% due 06/27/2024 •(g)(h)		$200	207
7.500% due 09/27/2025 •(g)(h)		400	406
7.625% due 06/27/2023 •(g)(h)	GBP	600	828
7.875% due 06/27/2029 •(g)(h)		750	1,077
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$2,700	2,705
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	209
MetLife, Inc.
5.875% due 03/15/2028 •(g)		6	6
National Australia Bank Ltd.
1.375% due 07/12/2019		300	299
Nationwide Building Society
3.766% due 03/08/2024 •		200	199
4.302% due 03/08/2029 •		200	203
4.363% due 08/01/2024 •		1,290	1,312
Navient Corp.
5.000% due 10/26/2020		4	4
5.875% due 03/25/2021		1,100	1,140
6.500% due 06/15/2022		150	157
Newmark Group, Inc.
6.125% due 11/15/2023		32	33
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		16	16
Physicians Realty LP
3.950% due 01/15/2028		24	23
Provident Funding Associates LP
6.375% due 06/15/2025		9	8
QNB Finance Ltd.
4.147% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,403
4.350% (US0003M + 1.570%) due 07/18/2021 ~		200	202
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	200	225
3.498% due 05/15/2023 •		$200	199
3.875% due 09/12/2023		200	201
4.154% (US0003M + 1.470%) due 05/15/2023 ~		200	199
5.076% due 01/27/2030 •		200	211
7.500% due 08/10/2020 •(g)(h)		200	204
8.000% due 08/10/2025 •(g)(h)		1,800	1,935
8.625% due 08/15/2021 •(g)(h)		400	427
Santander Holdings USA, Inc.
3.400% due 01/18/2023		24	24
3.700% due 03/28/2022		17	17
4.400% due 07/13/2027		21	21
4.450% due 12/03/2021		53	55
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(g)(h)	GBP	1,950	2,621
Santander UK PLC
3.400% due 06/01/2021		$200	202
SBA Tower Trust
2.877% due 07/15/2046		900	893
SL Green Operating Partnership LP
3.250% due 10/15/2022		8	8
Societe Generale S.A.
7.375% due 10/04/2023 •(g)(h)		300	298
Springleaf Finance Corp.
5.625% due 03/15/2023		500	508
6.125% due 05/15/2022		234	243
6.875% due 03/15/2025		29	30
8.250% due 12/15/2020		1,700	1,830
Starwood Property Trust, Inc.
4.750% due 03/15/2025		30	30
State Bank of India
4.000% due 01/24/2022		400	406
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	100	131
STORE Capital Corp.
4.500% due 03/15/2028		$16	16
4.625% due 03/15/2029		12	12
UBS Group Funding Switzerland AG
5.750% due 02/19/2022 •(g)(h)	EUR	1,650	2,022
UDR, Inc.
3.500% due 01/15/2028		$11	11
4.625% due 01/10/2022		3	3
UniCredit SpA
7.830% due 12/04/2023		1,490	1,661
VEREIT Operating Partnership LP
3.950% due 08/15/2027		20	20
VICI Properties LLC
8.000% due 10/15/2023		474	521

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	1,300	1,467
Vornado Realty LP
3.500% due 01/15/2025		$14	14
Wells Fargo & Co.
3.889% (US0003M + 1.110%) due 01/24/2023 ~		1,500	1,515
Welltower, Inc.
3.950% due 09/01/2023		20	21
4.250% due 04/15/2028		22	23
WeWork Cos., Inc.
7.875% due 05/01/2025		30	28
			60,095
INDUSTRIALS 12.8%

AbbVie, Inc.
3.375% due 11/14/2021		88	89
4.250% due 11/14/2028		6	6
Air Canada Pass-Through Trust
3.600% due 09/15/2028		630	628
3.700% due 07/15/2027		10	9
Altice Financing S.A.
5.250% due 02/15/2023	EUR	2,830	3,266
Altice France S.A.
6.250% due 05/15/2024		$200	202
7.375% due 05/01/2026		1,700	1,670
American Airlines Pass-Through Trust
3.350% due 04/15/2031		19	19
4.000% due 01/15/2027		602	613
Andeavor Logistics LP
3.500% due 12/01/2022		4	4
4.250% due 12/01/2027		6	6
Arrow Electronics, Inc.
3.250% due 09/08/2024		12	12
Bacardi Ltd.
4.450% due 05/15/2025		100	101
4.700% due 05/15/2028		100	100
Bausch Health Americas, Inc.
8.500% due 01/31/2027		20	21
Bausch Health Cos., Inc.
6.500% due 03/15/2022		129	134
Bayer U.S. Finance LLC
2.750% due 07/15/2021		4	4
3.232% (US0003M + 0.630%) due 06/25/2021 ~		200	198
BC ULC
4.250% due 05/15/2024		89	88
Bombardier, Inc.
7.875% due 04/15/2027		110	114
British Airways Pass-Through Trust
4.625% due 12/20/2025		230	240
Broadcom Corp.
3.000% due 01/15/2022		158	157
3.625% due 01/15/2024		16	16
3.875% due 01/15/2027		141	135
Campbell Soup Co.
3.115% (US0003M + 0.500%) due 03/16/2020 ~		50	50
3.241% (US0003M + 0.630%) due 03/15/2021 ~		40	40
Charter Communications Operating LLC
3.579% due 07/23/2020		1,300	1,310
4.200% due 03/15/2028		40	40
4.386% (US0003M + 1.650%) due 02/01/2024 ~		268	269
Cigna Corp.
2.965% (US0003M + 0.350%) due 03/17/2020 ~		1,070	1,069
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		134	138
9.250% due 02/15/2024		214	227
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		14	14
Comcast Corp.
3.417% (US0003M + 0.630%) due 04/15/2024 ~		72	72
CommScope Finance LLC
5.500% due 03/01/2024		38	39
8.250% due 03/01/2027		3	3
Community Health Systems, Inc.
5.125% due 08/01/2021		564	557
6.250% due 03/31/2023		704	663
8.000% due 03/15/2026		206	198
8.625% due 01/15/2024		363	364
CVS Pass-Through Trust
5.789% due 01/10/2026		263	279
DAE Funding LLC
4.000% due 08/01/2020		254	255
4.500% due 08/01/2022		26	26
5.000% due 08/01/2024		62	63
5.250% due 11/15/2021		200	204
5.750% due 11/15/2023		100	103

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Diamond Resorts International, Inc.
7.750% due 09/01/2023		312	313
Discovery Communications LLC
2.950% due 03/20/2023		14	14
3.950% due 03/20/2028		14	14
DISH DBS Corp.
7.875% due 09/01/2019		592	601
EMC Corp.
2.650% due 06/01/2020		1,350	1,340
Energy Transfer Operating LP
4.200% due 09/15/2023		16	17
Energy Transfer Partners LP
5.000% due 10/01/2022		1,050	1,108
EQT Corp.
3.362% (US0003M + 0.770%) due 10/01/2020 ~		37	37
Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~		34	34
3.600% due 08/15/2021		12	12
Exela Intermediate LLC
10.000% due 07/15/2023		43	44
General Electric Co.
0.375% due 05/17/2022	EUR	100	111
2.200% due 01/09/2020		$31	31
3.100% due 01/09/2023		30	30
5.000% due 01/21/2021 •(g)		527	492
5.550% due 05/04/2020		14	14
5.550% due 01/05/2026		166	176
5.875% due 01/14/2038		8	9
6.150% due 08/07/2037		1	1
6.875% due 01/10/2039		18	21
General Mills, Inc.
3.319% (US0003M + 0.540%) due 04/16/2021 ~		51	51
HCA, Inc.
5.875% due 03/15/2022		1,230	1,322
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		27	27
Huntsman International LLC
4.500% due 05/01/2029		18	18
Hyundai Capital America
3.415% due 09/18/2020 •		72	72
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)		836	598
9.000% due 03/01/2021 ^(b)		2,000	1,420
9.000% due 09/15/2022 ^(b)		82	59
10.625% due 03/15/2023 ^(b)		251	179
11.250% due 03/01/2021 ^(b)		188	129
IHS Markit Ltd.
4.000% due 03/01/2026		2	2
Imperial Brands Finance PLC
3.750% due 07/21/2022		1,300	1,318
Incitec Pivot Finance LLC
6.000% due 12/10/2019		8	8
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		60	53
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		180	161
8.000% due 02/15/2024		126	132
8.500% due 10/15/2024		169	165
9.750% due 07/15/2025		42	43
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		164	148
Keurig Dr Pepper, Inc.
3.200% due 11/15/2021		706	708
Micron Technology, Inc.
5.327% due 02/06/2029		34	35
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	12	18
Molson Coors Brewing Co.
2.100% due 07/15/2021		$1,000	981
NetApp, Inc.
3.300% due 09/29/2024		6	6
Netflix, Inc.
4.625% due 05/15/2029	EUR	100	120
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021		$1,350	1,385
Nokia Oyj
4.375% due 06/12/2027		14	14
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		395	382
ONEOK Partners LP
3.375% due 10/01/2022		11	11
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		111	106
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		61	62

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	36
4.500% due 03/15/2023		83	83
5.250% due 08/15/2022		180	185
5.500% due 02/15/2024		27	28
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		930	934
Pernod Ricard S.A.
4.450% due 01/15/2022		1,440	1,497
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		385	91
5.500% due 04/12/2037 ^(b)		382	90
6.000% due 05/16/2024 ^(b)		141	33
6.000% due 11/15/2026 ^(b)		63	15
9.750% due 05/17/2035 ^(b)		100	29
Petroleos Mexicanos
6.500% due 03/13/2027		60	60
6.750% due 09/21/2047		10	9
PetSmart, Inc.
5.875% due 06/01/2025		38	32
Radiate Holdco LLC
6.875% due 02/15/2023		30	30
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	100	113
Sands China Ltd.
5.125% due 08/08/2025		$200	209
5.400% due 08/08/2028		200	210
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		7	7
Sky Ltd.
3.125% due 11/26/2022		2	2
SoftBank Group Corp.
4.000% due 04/20/2023	EUR	300	363
Southern Co.
2.350% due 07/01/2021		$1,200	1,187
Spirit Issuer PLC
3.608% (BP0003M + 2.775%) due 03/28/2025 ~	GBP	405	528
Sprint Spectrum Co. LLC
5.152% due 09/20/2029		$400	410
Sunoco LP
4.875% due 01/15/2023		20	20
Syngenta Finance NV
3.698% due 04/24/2020		200	201
T-Mobile USA, Inc.
4.750% due 02/01/2028		8	8
Tech Data Corp.
3.700% due 02/15/2022		10	10
4.950% due 02/15/2027		12	12
Tenet Healthcare Corp.
4.625% due 07/15/2024		86	87
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		8	8
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		8	8
2.200% due 07/21/2021		1,784	1,702
2.800% due 07/21/2023		100	89
3.250% due 04/15/2022	EUR	100	115
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~		$110	110
Topaz Solar Farms LLC
4.875% due 09/30/2039		36	36
5.750% due 09/30/2039		169	175
Triumph Group, Inc.
4.875% due 04/01/2021		24	24
5.250% due 06/01/2022		12	12
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~		30	30
Univision Communications, Inc.
5.125% due 05/15/2023		283	270
5.125% due 02/15/2025		557	521
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	117
Vale Overseas Ltd.
6.250% due 08/10/2026		$75	82
6.875% due 11/21/2036		27	31
6.875% due 11/10/2039		22	25
ViaSat, Inc.
5.625% due 04/15/2027		29	30
VMware, Inc.
2.300% due 08/21/2020		22	22
2.950% due 08/21/2022		34	34
3.900% due 08/21/2027		20	19
VOC Escrow Ltd.
5.000% due 02/15/2028		22	21
Wabtec Corp.
3.911% (US0003M + 1.300%) due 09/15/2021 ~		43	43

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Western Digital Corp.
4.750% due 02/15/2026		110	105
Wyndham Destinations, Inc.
3.900% due 03/01/2023		4	4
4.250% due 03/01/2022		2	2
5.400% due 04/01/2024		11	11
5.750% due 04/01/2027		47	47
Yara International ASA
4.750% due 06/01/2028		46	48
			38,227
UTILITIES 5.5%

AT&T, Inc.
3.737% (US0003M + 0.950%) due 07/15/2021 ~		197	199
3.777% (US0003M + 1.180%) due 06/12/2024 ~		64	64
4.350% due 03/01/2029		95	97
4.850% due 03/01/2039		36	36
4.900% due 08/15/2037		134	136
CenturyLink, Inc.
5.625% due 04/01/2020		1,200	1,228
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		600	598
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		550	546
Enable Midstream Partners LP
4.950% due 05/15/2028		25	25
FirstEnergy Corp.
2.850% due 07/15/2022		1,400	1,391
Frontier Communications Corp.
8.000% due 04/01/2027		40	41
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	640	745
4.950% due 07/19/2022		$800	824
6.510% due 03/07/2022		500	534
9.250% due 04/23/2019		2,400	2,409
ITC Holdings Corp.
2.700% due 11/15/2022		14	14
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		6	6
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		13	13
ONEOK, Inc.
4.250% due 02/01/2022		1,200	1,236
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(b)		195	174
2.950% due 03/01/2026 ^(b)		221	194
3.250% due 09/15/2021 ^(b)		91	84
3.250% due 06/15/2023 ^(b)		111	100
3.300% due 03/15/2027 ^(b)		90	79
3.400% due 08/15/2024 ^(b)		159	144
3.500% due 10/01/2020 ^(b)		127	117
3.500% due 06/15/2025 ^(b)		92	82
3.750% due 02/15/2024 ^(b)		181	166
3.750% due 08/15/2042 ^(b)		8	6
3.850% due 11/15/2023 ^(b)		13	12
4.000% due 12/01/2046 ^(b)		3	2
4.250% due 05/15/2021 ^(b)		61	57
4.300% due 03/15/2045 ^(b)		2	2
4.450% due 04/15/2042 ^(b)		5	4
4.500% due 12/15/2041 ^(b)		11	10
5.125% due 11/15/2043 ^(b)		70	64
5.400% due 01/15/2040 ^(b)		8	8
5.800% due 03/01/2037 ^(b)		10	10
6.050% due 03/01/2034 ^(b)		25	25
6.250% due 03/01/2039 ^(b)		38	38
6.350% due 02/15/2038 ^(b)		16	16
Petrobras Global Finance BV
5.750% due 02/01/2029		350	348
5.999% due 01/27/2028		346	351
6.125% due 01/17/2022		394	417
6.250% due 12/14/2026	GBP	700	1,005
7.375% due 01/17/2027		$330	365
8.750% due 05/23/2026		68	81
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		2	2
San Diego Gas & Electric Co.
3.750% due 06/01/2047		2	2
Southern California Edison Co.
3.650% due 03/01/2028		4	4
5.750% due 04/01/2035		4	4
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		12	13
Southern California Gas Co.
5.125% due 11/15/2040		2	2

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

Sprint Capital Corp.
6.900% due 05/01/2019	121	122
Sprint Communications, Inc.
7.000% due 08/15/2020	800	828
Sprint Corp.
7.250% due 09/15/2021	1,130	1,189
7.625% due 03/01/2026	18	18
Transocean Phoenix Ltd.
7.750% due 10/15/2024	10	11
Transocean Proteus Ltd.
6.250% due 12/01/2024	2	2
Verizon Communications, Inc.
5.250% due 03/16/2037	39	44
		16,346
Total Corporate Bonds & Notes (Cost $113,464)		114,668
CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Caesars Entertainment Corp.
5.000% due 10/01/2024	104	148
Total Convertible Bonds & Notes (Cost $194)		148
MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	44
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	355	349
		415
PUERTO RICO 0.1%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2037 ^(b)	15	10
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	5	3
5.700% due 07/01/2023 ^(b)	25	16
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)	10	6
6.000% due 07/01/2039 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)	25	14
6.500% due 07/01/2040 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	55	29
5.500% due 07/01/2039 ^(b)	75	40
		124
Total Municipal Bonds & Notes (Cost $475)		539

U.S. GOVERNMENT AGENCIES 20.8%

Fannie Mae
3.000% due 08/01/2027 - 09/01/2027	493	500
Fannie Mae, TBA
3.000% due 05/01/2034	1,000	1,009
3.500% due 04/01/2049 - 05/01/2049	11,200	11,353
4.000% due 05/01/2049	36,800	37,826
Freddie Mac, TBA
3.000% due 04/01/2049	10,000	9,961
Ginnie Mae
3.109% due 04/20/2066 •	1,129	1,131
5.263% due 09/20/2066 •	365	402
Total U.S. Government Agencies (Cost $62,006)		62,182

U.S. TREASURY OBLIGATIONS 22.5%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,421
3.000% due 08/15/2048	10	10
3.000% due 02/15/2049	2,800	2,908
U.S. Treasury Inflation Protected Securities (f)
0.750% due 07/15/2028	2,206	2,257
U.S. Treasury Notes
1.750% due 03/31/2022	700	691
1.750% due 05/15/2022	700	690
1.750% due 09/30/2022	1,400	1,378
1.750% due 05/15/2023	1,400	1,374
1.875% due 08/31/2022	1,400	1,384

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

1.875% due 08/31/2024		1,100	1,079
2.000% due 07/31/2022		900	894
2.000% due 05/31/2024		1,300	1,284
2.000% due 06/30/2024		2,300	2,272
2.125% due 06/30/2022		2,400	2,393
2.125% due 02/29/2024		1,500	1,492
2.125% due 07/31/2024		1,100	1,093
2.125% due 09/30/2024		3,200	3,177
2.250% due 12/31/2023 (j)		7,630	7,635
2.250% due 01/31/2024		370	370
2.250% due 10/31/2024 (j)		6,600	6,594
2.250% due 11/15/2024		2,600	2,596
2.500% due 05/15/2024 (j)		4,000	4,049
2.500% due 01/31/2025 (j)		13,800	13,967
2.625% due 01/31/2026		5,600	5,712
2.625% due 02/15/2029		450	459
2.750% due 02/15/2024		100	102
Total U.S. Treasury Obligations (Cost $66,751)			67,281

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
7.100% due 06/25/2036 Ø		6,460	2,353
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		182	182
Chase Mortgage Finance Trust
4.222% due 12/25/2035 ^~		1,792	1,714
Eurosail PLC
1.793% due 06/13/2045 •	GBP	2,092	2,702
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	1,278	1,314
HarborView Mortgage Loan Trust
2.722% due 03/19/2036 ^•		$92	86
Juno Eclipse Ltd.
0.000% due 11/20/2022 •	EUR	570	637
MASTR Adjustable Rate Mortgages Trust
3.036% due 09/25/2037 •		$11,500	5,099
OBX Trust
3.336% due 04/25/2048 •		2,190	2,183
Ripon Mortgages PLC
1.659% due 08/20/2056 •	GBP	1,210	1,571
WaMu Mortgage Pass-Through Certificates Trust
4.548% due 03/25/2033 ~		$93	95
Washington Mutual Mortgage Pass-Through Certificates Trust
3.247% due 10/25/2046 •		3,861	2,742
Wells Fargo Mortgage-Backed Securities Trust
4.988% due 01/25/2035 ~		10	10
Total Non-Agency Mortgage-Backed Securities (Cost $20,906)			20,688
ASSET-BACKED SECURITIES 23.4%
Aegis Asset-Backed Securities Trust
2.656% due 01/25/2037 •		5,738	4,525
ALESCO Preferred Funding Ltd.
3.082% due 12/23/2034 •		740	732
Ameriquest Mortgage Securities Trust
2.826% due 04/25/2036 •		2,400	2,371
Arbor Realty Commercial Real Estate Notes Ltd.
3.474% due 08/15/2027 •		1,400	1,395
Aspen Funding Ltd.
4.383% due 07/10/2037 •		277	277
Asset-Backed Funding Certificates Trust
2.626% due 11/25/2036 •		4,987	3,342
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •		2,020	1,348
Citigroup Mortgage Loan Trust, Inc.
2.746% due 03/25/2037 •		33	30
Countrywide Asset-Backed Certificates
2.706% due 05/25/2037 •		2,800	2,673
2.706% due 06/25/2047 •		900	867
Countrywide Asset-Backed Certificates Trust
3.016% due 05/25/2036 •		9,800	9,272
EFS Volunteer LLC
3.621% due 10/25/2035 •		1,211	1,212
First Franklin Mortgage Loan Trust
2.606% due 12/25/2036 •		836	796
Flatiron CLO Ltd.
3.933% due 01/17/2026 •		787	787
Harley Marine Financing LLC
5.682% due 05/15/2043 «		98	70
Home Equity Mortgage Loan Asset-Backed Trust
2.786% due 03/25/2036 •		5,000	4,567
HSI Asset Securitization Corp. Trust
2.596% due 12/25/2036 •		1,178	459
2.626% due 01/25/2037 •		3,949	3,136

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

IXIS Real Estate Capital Trust
2.636% due 01/25/2037 •		4,288	2,084
JPMorgan Mortgage Acquisition Trust
2.736% due 07/25/2036 •		2,400	2,378
Legacy Mortgage Asset Trust
4.246% due 01/28/2070 •		3,761	3,820
LP Credit Card ABS Master Trust
4.053% due 08/20/2024 •		1,222	1,221
Merrill Lynch Mortgage Investors Trust
2.556% due 04/25/2047 •		6,756	4,012
Morgan Stanley ABS Capital, Inc. Trust
2.556% due 10/25/2036 •		2,764	1,721
2.566% due 11/25/2036 •		5,992	4,065
2.756% due 03/25/2036 •		1,890	1,874
Option One Mortgage Loan Trust
2.846% due 01/25/2036 •		5,000	4,496
Saxon Asset Securities Trust
4.236% due 12/25/2037 •		2,002	2,001
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027		1,563	1,564
Symphony CLO Ltd.
4.077% due 07/14/2026 •		1,780	1,781
Trapeza CDO Ltd.
3.181% due 01/25/2035 •		1,155	1,091
Total Asset-Backed Securities (Cost $63,028)			69,967
SOVEREIGN ISSUES 4.8%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	90
3.380% due 12/31/2038 Ø		306	196
3.750% due 12/31/2038 Ø		$4,676	2,718
5.000% due 01/15/2027	EUR	100	84
5.250% due 01/15/2028		500	416
5.625% due 01/26/2022		$135	117
5.875% due 01/11/2028		280	216
7.820% due 12/31/2033	EUR	69	66
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	400	9
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		24,770	555
49.153% (BADLARPP) due 10/04/2022 ~		26	1
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		57,499	1,480
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	121
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	6,700	1,631
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	298
3.125% due 10/11/2027		300	298
4.125% due 10/11/2047		300	304
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	100	116
Kuwait International Government Bond
2.750% due 03/20/2022		$274	274
3.500% due 03/20/2027		900	921
Peru Government International Bond
5.940% due 02/12/2029	PEN	560	178
6.150% due 08/12/2032		700	222
6.350% due 08/12/2028		323	105
6.950% due 08/12/2031		360	122
8.200% due 08/12/2026		210	76
Qatar Government International Bond
3.875% due 04/23/2023		$200	206
5.103% due 04/23/2048		200	219
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	288	324
Saudi Government International Bond
2.875% due 03/04/2023		$200	198
4.500% due 10/26/2046		400	392
4.625% due 10/04/2047		400	395
5.000% due 04/17/2049		200	208
Turkey Government International Bond
4.625% due 03/31/2025	EUR	300	328
5.625% due 03/30/2021		$100	99
7.250% due 12/23/2023		400	404
7.625% due 04/26/2029		700	695
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		122	36
7.000% due 03/31/2038 ^(b)		43	13
7.650% due 04/21/2025 ^(b)		105	31
8.250% due 10/13/2024 ^(b)		157	47
9.000% due 05/07/2023 ^(b)		46	14
9.250% due 09/15/2027 ^(b)		143	46
9.250% due 05/07/2028 ^(b)		83	25
11.750% due 10/21/2026 ^(b)		10	3

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

11.950% due 08/05/2031 ^(b)		300	93
Total Sovereign Issues (Cost $16,220)			14,390

		SHARES

COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Caesars Entertainment Corp. (c)		21,610	188
Total Common Stocks (Cost $273)			188
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Nationwide Building Society
10.250%~		250	47
Total Preferred Securities (Cost $51)			47

		PRINCIPAL
		AMOUNT
		(000s)

SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 0.2%

Barclays Bank PLC
3.171% (US0003M + 0.400%) due 10/25/2019 ~		$476	477
REPURCHASE AGREEMENTS (i) 5.6%
			16,856

ARGENTINA TREASURY BILLS 0.2%

44.626% due 04/12/2019 - 02/28/2020 (d)(e)	ARS	18,380	457
Total Short-Term Instruments (Cost $17,832)			17,790
Total Investments in Securities (Cost $372,791)			379,443

		SHARES

INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%

PIMCO Short-Term Floating NAV Portfolio III		2,343,175	23,172
Total Short-Term Instruments (Cost $23,171)			23,172
Total Investments in Affiliates (Cost $23,171)			23,172
Total Investments 134.9% (Cost $395,962)			$402,615
Financial Derivative Instruments (k)(l) 0.1%(Cost or Premiums, net $(2,678))			342
Other Assets and Liabilities, net (35.0)%			(104,509)
Net Assets 100.0%			$298,448

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

μ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.150%	03/29/2019	04/01/2019	$1,404	U.S. Treasury Notes 2.125% due 12/31/2021	$(1,404)	$1,404	$1,404
	2.400	03/29/2019	04/01/2019	11,116	U.S. Treasury Notes 1.875% due 01/31/2022	(11,127)	11,116	11,118
	2.400	03/26/2019	04/02/2019	1,350	U.S. Treasury Notes 2.875% due 10/31/2023	(1,352)	1,350	1,351
	2.900	03/28/2019	04/04/2019	2,270	U.S. Treasury Notes 2.875% due 08/15/2028	(2,265)	2,270	2,271
FICC	2.000	03/29/2019	04/01/2019	716	U.S. Treasury Notes 2.625% due 07/15/2021	(735)	716	716
Total Repurchase Agreements						$(16,883)	$16,856	$16,860

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	2.650%	02/21/2019	04/22/2019	$(37,853)	$(37,962)
	2.660	03/04/2019	04/04/2019	(6,493)	(6,506)
Total Reverse Repurchase Agreements					$(44,468)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	3.000%	05/01/2049	$1,000	$(990)	$(995)
U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes	2.875	10/31/2023	1,300	(1,315)	(1,352)
U.S. Treasury Notes	2.875	08/15/2028	2,170	(2,209)	(2,265)
Total U.S. Treasury Obligations				(3,524)	(3,617)
Total Short Sales (1.5)%				$(4,514)	$(4,612)

(j)	Securities with an aggregate market value of $44,733 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(49,601) at a weighted average interest rate of 2.605%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $23 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS	Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2019	21	$2,066	$42	$8	$(8)
U.S. Treasury 10-Year Note June Futures	06/2019	311	38,632	578	0	(88)
				$620	$8	$(96)

SHORT FUTURES CONTRACTS	Variation Margin

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond June Futures	06/2019	1	$(1,383)	$(3)	$0	$(2)
U.S. Treasury 5-Year Note June Futures	06/2019	122	(14,131)	(150)	28	0
United Kingdom Long Gilt June Futures	06/2019	48	(8,088)	(134)	4	(6)
				$(287)	$32	$(8)
Total Futures Contracts				$333	$40	$(104)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)	Variation Margin

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche
Bank AG	1.000%	Quarterly	06/20/2019	0.433%	EUR	300	$(1)	$2	$1	$0	$0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.590		100	(1)	1	0	0	0
							$(2)	$3	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)	Variation Margin

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$1,725	$(116)	$(8)	$(124)	$0	$(4)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	1,176	(63)	(17)	(80)	0	(4)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	10,570	(187)	(25)	(212)	0	(8)
					$(366)	$(50)	$(416)	$0	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)	Variation Margin

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$776	$(30)	$17	$(13)	$1	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	3,900	(189)	53	(136)	5	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	1,500	(52)	(4)	(56)	2	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023	8,500	50	118	168	10	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	200	3	1	4	0	0
					$(218)	$185	$(33)	$18	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS	Variation Margin

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$2,100	$(41)	$98	$57	$0	$(4)
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		10,100	(357)	(79)	(436)	24	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	85	(77)	8	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,800	(199)	65	(134)	11	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		6,700	20	(623)	(603)	22	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(7)	15	8	0	(4)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(3)	1	(2)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	4	(11)	0	(1)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	0	(19)	(19)	6	0
	6-Month AUD-BBR-
Pay	BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	293	322	615	5	0
	6-Month AUD-BBR-
Pay	BBSW	3.000	Semi-Annual	03/21/2027		1,090	10	54	64	0	0
	6-Month EUR-
Receive(6)	EURIBOR	1.000	Annual	06/19/2029	EUR	700	(2)	(36)	(38)	3	0
	6-Month EUR-
Receive(6)	EURIBOR	0.750	Annual	09/18/2029		1,800	(16)	(25)	(41)	8	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	4,600	(33)	(120)	(153)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	90,000	0	(23)	(23)	0	(2)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(13)	(13)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		310,000	21	(85)	(64)	0	(6)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,356,000	(242)	(1,547)	(1,789)	0	(130)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(15)	(15)	0	(1)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		90,000	0	(26)	(26)	0	(2)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		90,000	(3)	(27)	(30)	0	(2)
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	(43)	(71)	0	(3)
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(36)	(36)	0	(2)
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(37)	(37)	0	(2)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(5)	0	(5)	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	2	(49)	(47)	0	(3)
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(2)	(4)	(6)	0	(1)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	7	(26)	0	(2)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	(2)	(2)	0	(1)
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(7)	(6)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	19	(15)	4	0	(7)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	(3)	(1)	(4)	0	(2)
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	(1)	1	0	0	(1)
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	(1)	0	(1)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(11)	(11)	0	(1)
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	1	(17)	0	(1)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	(22)	(65)	0	(3)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(19)	(17)	0	(1)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	(16)	(3)	0	(2)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	(2)	(2)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	(3)	(69)	(72)	0	(5)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	(8)	(7)	0	(1)
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	0	(16)	(16)	0	(2)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	0	1	1	1	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(10)	12	2	4	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	2	0	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	3	3	6	1	0

							$(592)	$(2,510)	$(3,102)	$90	$(197)
Total Swap Agreements							$(1,178)	$(2,372)	$(3,550)	$108	$(213)

Cash of $3,165 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:	Unrealized Appreciation/(Depreciation)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019	DKK	1,975		$304	$8	$0
	04/2019	EUR	16,393		18,711	322	0
	04/2019	MXN	34,306		1,766	5	0
	04/2019	RUB	73,865		1,129	4	0
	04/2019		$148	DKK	950	0	(5)
	04/2019		17,879	EUR	15,886	0	(59)
	04/2019		1,786	RUB	118,099	10	0
	05/2019	EUR	15,886		$17,926	59	0
	06/2019		$1,118	RUB	73,865	0	(4)
BPS	04/2019	ARS	46,969		$1,084	1	0
	04/2019	BRL	6,380		1,637	8	0
	04/2019		$1,188	ARS	46,969	0	(104)
	04/2019		1,703	BRL	6,380	0	(74)
	04/2019		1,119	RUB	73,865	6	0
	05/2019	TRY	399		$67	0	(1)
	05/2019		$2,654	TRY	14,882	0	(103)
	08/2019		207	MXN	4,067	0	(2)
	01/2020	BRL	6,700		$1,748	75	0
BRC	04/2019	JPY	571,100		5,166	13	0
CBK	04/2019	GBP	10,290		13,557	155	0
	04/2019	TRY	370		64	0	(1)
	04/2019		$574	EUR	507	0	(5)
	04/2019		5,177	JPY	571,100	0	(24)
	04/2019		5,213	MXN	100,835	0	(37)
	05/2019	JPY	571,100		$5,192	23	0
	08/2019	MXN	4,067		207	2	0
FBF	04/2019		ARS 33,468		843	71	0
	04/2019		$772	ARS	33,468	0	(1)
GLM	04/2019	AUD	8,424		$6,022	40	0
	04/2019	BRL	6,380		1,612	0	(17)
	04/2019		$5,649	AUD	7,969	10	0
	04/2019		1,637	BRL	6,380	0	(8)
	05/2019	AUD	7,969		$5,652	0	(10)
	05/2019	NZD	4,044		2,762	5	0
	05/2019		$116	MXN	2,197	0	(4)
	05/2019		4,394	RUB	291,689	23	0
	07/2019		26	ARS	1,237	0	(1)
HUS	04/2019	GBP	141		$185	2	0
	04/2019		$36	ARS	1,635	0	0
	05/2019		23		1,057	0	0
MSB	05/2019	TRY	804		$135	0	(3)
MYI	04/2019		$321	AUD	455	2	0
	04/2019		222	DKK	1,435	0	(6)
	05/2019		2,699	JPY	296,525	0	(14)
NGF	04/2019	ARS	678		$16	0	0
	04/2019		$16	ARS	678	0	0
RBC	04/2019	MXN	13,500		$700	7	0
SCX	04/2019		$13,811	GBP	10,431	0	(225)
	05/2019	GBP	10,197		$13,520	218	0
Total Forward Foreign Currency Contracts						$1,069	$(708)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150%	04/17/2019	3,200	$(3)	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	05/15/2019	400	0	0
BPS	Put - OTC CDX.HY-31 5-Year Index	Sell	100.000	06/19/2019	1,800	(8)	(3)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	400	0	0
CBK	Put - OTC CDX.HY-31 5-Year Index	Sell	100.000	04/17/2019	2,200	(8)	0
	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	05/15/2019	900	(3)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	400	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	500	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	3,300	(4)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	500	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	05/15/2019	600	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	06/19/2019	3,600	(4)	(2)
FBF	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	04/17/2019	400	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	06/19/2019	5,400	(6)	(2)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	1,500	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	700	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	06/19/2019	1,400	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	700	(1)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	700	(1)	0
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019	500	(1)	0
						$(46)	$(8)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Premiums (Received)	Market Value

SAL	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	$98.734	06/06/2019	500	$(1)	$(1)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2049	100.734	06/06/2019	500	(1)	(1)
					$(2)	$(2)
Total Written Options					$(48)	$(10)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)	Swap Agreements, at Value(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International
BOA	Bond	1.000%	Quarterly	06/20/2022	0.756%	$100	$(2)	$3	$1	$0
	South Africa Government
	International Bond	1.000	Quarterly	06/20/2023	1.710	600	(36)	20	0	(16)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.221	100	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.347	900	(40)	29	0	(11)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.116	100	(15)	15	0	0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.522	200	1	2	3	0
	Russia Government International
	Bond	1.000	Quarterly	12/20/2021	0.949	550	(15)	16	1	0
	Argentine Republic Government
CBK	International Bond	5.000	Quarterly	06/20/2023	7.850	12	0	(1)	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.347	3,000	(116)	80	0	(36)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	600	(20)	(1)	0	(21)
	Colombia Government International
	Bond	1.000	Quarterly	06/20/2024	1.083	100	(1)	1	0	0
	Deutsche Bank AG	1.000	Quarterly	12/20/2023	2.862	EUR 100	(15)	6	0	(9)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	$100	(2)	1	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	500	(17)	4	0	(13)
	Mexico Government International
	Bond	1.000	Quarterly	12/20/2023	1.092	500	(9)	7	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.877	460	(86)	87	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.116	600	(94)	92	0	(2)
	Russia Government International
	Bond	1.000	Quarterly	12/20/2022	1.098	4,660	(102)	87	0	(15)
	South Africa Government
MYC	International Bond	1.000	Quarterly	12/20/2022	1.603	1,200	(25)	0	0	(25)
	South Africa Government
NGF	International Bond	1.000	Quarterly	12/20/2023	1.862	300	(15)	4	0	(11)
							$(615)	$457	$6	$(164)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)	Swap Agreements, at Value(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$775	$(6)	$3	$0	$(3)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	315	60	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	695	101	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	8	9	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,418	23	(5)	18	0
					$(831)	$1,016	$188	$(3)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES	Swap Agreements, at Value

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
		iBoxx USD Liquid High		3-Month USD-
BPS	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	$100	$0	$5	$5	$0
		iBoxx USD Liquid High	N/A	3-Month USD-
CBK	Receive	Yield Index		LIBOR	Maturity	06/20/2019	100	0	9	9	0
		iBoxx USD Liquid High	N/A	3-Month USD-
	Receive	Yield Index		LIBOR	Maturity	09/20/2019	200	(1)	7	6	0
		iBoxx USD Liquid High	N/A	3-Month USD-
FBF	Receive	Yield Index		LIBOR	Maturity	12/20/2019	100	0	7	7	0
		iBoxx USD Liquid High	N/A	3-Month USD-
GST	Receive	Yield Index		LIBOR	Maturity	06/20/2019	100	0	9	9	0
		iBoxx USD Liquid High	N/A	3-Month USD-
	Receive	Yield Index		LIBOR	Maturity	09/20/2019	2,100	(5)	102	97	0
								$(6)	$139	$133	$0
Total Swap Agreements								$(1,452)	$1,612	$327	$(167)

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,079	$476	$11,555
Corporate Bonds & Notes
Banking & Finance	0	60,095	0	60,095
Industrials	0	38,227	0	38,227
Utilities	0	16,346	0	16,346
Convertible Bonds & Notes
Industrials	0	148	0	148
Municipal Bonds & Notes
Illinois	0	415	0	415
Puerto Rico	0	124	0	124
U.S. Government Agencies	0	62,182	0	62,182
U.S. Treasury Obligations	0	67,281	0	67,281
Non-Agency Mortgage-Backed Securities	0	20,688	0	20,688
Asset-Backed Securities	0	69,897	70	69,967
Sovereign Issues	0	14,390	0	14,390
Common Stocks
Consumer Discretionary	188	0	0	188
Preferred Securities
Banking & Finance	0	47	0	47
Short-Term Instruments
Certificates of Deposit	0	477	0	477
Repurchase Agreements	0	16,856	0	16,856
Argentina Treasury Bills	0	457	0	457

	$188	$378,709	$546	$379,443
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,172	$0	$0	$23,172

Total Investments	$23,360	$378,709	$546	$402,615

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2019 (Unaudited)

U.S. Government Agencies	0	(995)	0	(995)
U.S. Treasury Obligations	0	(3,617)	0	(3,617)

	$0	$(4,612)	$0	$(4,612)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40	108	0	148
Over the counter	0	1,396	0	1,396

	$40	$1,504	$0	$1,544
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(104)	(213)	0	(317)
Over the counter	0	(885)	0	(885)

	$(104)	$(1,098)	$0	$(1,202)

Total Financial Derivative Instruments	$(64)	$406	$0	$342

Totals	$23,296	$374,503	$546	$398,345

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 107.2% ¤

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	200	$180
45.563% (BADLARPP +2.000%) due 04/03/2022 ~	ARS	7,810	175
67.546% (ARLLMONP +0.000%) due 06/21/2020 ~(a)		12,230	315
Total Argentina (Cost $1,317)			670

AUSTRALIA 0.2%
ASSET-BACKED SECURITIES 0.1%

Driver Australia Trust
2.810% due 07/21/2026	AUD	673	477

CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$300	304

SOVEREIGN ISSUES 0.0%

New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	131	106
Total Australia (Cost $960)			887

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.999% due 01/27/2028		$1,517	1,539
6.125% due 01/17/2022		102	108
7.375% due 01/17/2027		1,200	1,327
Total Brazil (Cost $2,875)			2,974

CANADA 3.1%

CORPORATE BONDS & NOTES 1.7%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$97	95
Bank of Nova Scotia
1.875% due 04/26/2021		1,200	1,183
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		500	506
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~		1,200	1,200
3.311% (US0003M + 0.700%) due 06/15/2020 ~		400	400
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	590
HSBC Bank Canada
3.300% due 11/28/2021		$1,200	1,220
Royal Bank of Canada
2.200% due 09/23/2019		400	399
2.300% due 03/22/2021		800	796
Toronto-Dominion Bank
2.250% due 03/15/2021		800	795
2.500% due 01/18/2023		2,000	1,996
			9,180
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canadian Mortgage Pools
2.138% due 06/01/2020	CAD	156	117
2.338% due 07/01/2020		439	329
2.338% due 08/01/2020		172	129

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053			422
		558	997
SOVEREIGN ISSUES 1.2%

Canadian Government Real Return Bond
1.500% due 12/01/2044 (e)		462	433
Province of Alberta
1.250% due 06/01/2020		1,100	819
2.350% due 06/01/2025		1,100	832
Province of British Columbia
2.300% due 06/18/2026		200	151
Province of Ontario
2.600% due 06/02/2025		4,400	3,378
3.500% due 06/02/2024		300	240
6.200% due 06/02/2031		100	104
Province of Quebec
3.000% due 09/01/2023		1,100	859
			6,816
Total Canada (Cost $17,043)			16,993

CAYMAN ISLANDS 2.8%

ASSET-BACKED SECURITIES 2.4%

Avery Point CLO Ltd.
3.900% due 01/18/2025 •		$663	664
Cent CLO Ltd.
3.857% due 10/15/2026 •		1,400	1,394
Dryden Senior Loan Fund
3.687% due 10/15/2027•		1,200	1,194
Evans Grove CLO Ltd.
3.549% due 05/28/2028 •		300	298
Flagship Ltd.
3.881% due 01/20/2026 •		631	631
LCM LP
3.801% due 10/20/2027 •		1,400	1,398
Marathon CLO Ltd.
3.511% due 11/21/2027 •		1,300	1,290
Mountain View CLO Ltd.
3.587% due 10/15/2026 •		290	289
Oaktree CLO Ltd.
3.981% due 10/20/2026 •		1,854	1,854
Octagon Investment Partners Ltd.
3.887% due 04/15/2026 •		560	561
Staniford Street CLO Ltd.
3.791% due 06/15/2025 •		459	459
Tralee CLO Ltd.
3.869% due 10/20/2028 •		1,300	1,291
Venture CLO Ltd.
3.667% due 04/15/2027		300	297
WhiteHorse Ltd.
3.703% due 04/17/2027•		300	299
Zais CLO Ltd.
3.937% due 04/15/2028 •		1,400	1,393
			13,312
CORPORATE BONDS & NOTES 0.4%

Goodman HK Finance
4.375% due 06/19/2024		300	308
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	498
Sands China Ltd.
4.600% due 08/08/2023		300	310
5.125% due 08/08/2025		200	209
5.400% due 08/08/2028		500	525
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	198
			2,048
Total Cayman Islands (Cost $15,356)			15,360

CHINA 0.5%

SOVEREIGN ISSUES 0.5%

China Development Bank
2.950% due 06/16/2023	CNY	2,200	327
3.220% due 12/06/2025		2,200	330
3.290% due 10/18/2023		6,500	983
4.040% due 07/06/2028		3,300	504
4.880% due 02/09/2028		4,500	723

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Total China (Cost $2,867)	2,867

DENMARK 3.0%

CORPORATE BONDS & NOTES 3.0%

Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	7,467	1,162
2.000% due 10/01/2047		9,335	1,460
2.500% due 10/01/2047		75	12
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		1,000	156
2.000% due 10/01/2047		27,563	4,309
2.000% due 10/01/2050		2,930	457
Nykredit Realkredit A/S
0.189% due 10/01/2022 •	EUR	1,400	1,591
1.500% due 10/01/2037	DKK	2,227	347
2.000% due 10/01/2047		15,385	2,403
2.000% due 10/01/2050		3,028	471
2.500% due 10/01/2036		268	43
2.500% due 10/01/2047		30	5
Realkredit Danmark A/S
2.000% due 10/01/2047		25,687	4,015
2.500% due 07/01/2036		183	29
2.500% due 07/01/2047		74	12
Total Denmark (Cost $15,741)			16,472

FRANCE 3.7%

CORPORATE BONDS & NOTES 1.7%

Danone S.A.	$
1.691% due 10/30/2019		700	696
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,970
2.250% due 02/18/2020		2,600	2,592
2.375% due 09/20/2022		600	596
2.500% due 01/25/2021		2,400	2,398
Electricite de France S.A.
4.600% due 01/27/2020		1,000	1,017
			9,269
SOVEREIGN ISSUES 2.0%

France Government International Bond
2.000% due 05/25/2048	EUR	7,400	9,725
3.250% due 05/25/2045		800	1,314
			11,039
Total France (Cost $18,774)			20,308

GERMANY 2.5%

CORPORATE BONDS & NOTES 2.5%

Deutsche Bank AG
2.700% due 07/13/2020		$600	593
3.150% due 01/22/2021		500	493
3.576% (US0003M + 0.815%) due 01/22/2021 ~		1,300	1,275
4.250% due 10/14/2021		1,800	1,810
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		600	597
3.375% due 11/22/2021		600	610
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	3,500	4,000
0.625% due 02/22/2027		3,500	4,088
Total Germany (Cost $13,466)			13,466

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	813
Total Guernsey, Channel Islands (Cost $799)			813

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$400	414

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

CNPC General Capital Ltd.
2.750% due 05/14/2019		500	500
Total Hong Kong (Cost $899)			914
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
3.500% due 03/18/2020		$200	201
State Bank of India
4.000% due 01/24/2022		200	203
Total India (Cost $398)			404

INDONESIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		$300	312
Total Indonesia (Cost $298)			312

IRELAND 1.5%

ASSET-BACKED SECURITIES 0.6%

Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	650	729
CVC Cordatus Loan Fund Ltd.
0.970% due 04/22/2030 •		800	900
Toro European CLO DAC
0.900% due 10/15/2030 •		1,300	1,460
			3,089
CORPORATE BONDS & NOTES 0.7%

AerCap Ireland Capital DAC
3.750% due 05/15/2019		$1,500	1,501
4.625% due 10/30/2020		800	819
AIB Group PLC
4.750% due 10/12/2023		200	207
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		400	404
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		700	697
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		400	395
			4,023
SOVEREIGN ISSUES 0.2%

Ireland Government Bond
5.400% due 03/13/2025	EUR	700	1,036
Total Ireland (Cost $8,134)			8,148

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%

Israel Government International Bond
3.250% due 01/17/2028		$500	508
4.125% due 01/17/2048		300	311
Total Israel (Cost $794)			819

ITALY 1.9%
CORPORATE BONDS & NOTES 0.4%
UniCredit SpA
7.830% due 12/04/2023		$1,200	1,337
Wind Tre SpA
3.125% due 01/20/2025	EUR	800	849
			2,186
SOVEREIGN ISSUES 1.5%

Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		2,600	2,888
1.450% due 11/15/2024		400	441
2.450% due 09/01/2033		400	426
2.500% due 11/15/2025		1,900	2,192
2.950% due 09/01/2038		1,200	1,294
3.450% due 03/01/2048		150	169

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	608
			8,018
Total Italy (Cost $10,262)			10,204

JAPAN 7.8%

CORPORATE BONDS & NOTES 1.5%

Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	687
3.278% (US0003M + 0.540%) due 08/04/2020 ~		2,600	2,603
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		600	596
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	209
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		230	231
3.455% due 03/02/2023		600	609
Mizuho Financial Group, Inc.
3.481% (US0003M + 0.880%) due 09/11/2022 ~		700	703
3.601% (US0003M + 1.000%) due 09/11/2024 ~		900	907
3.922% due 09/11/2024 •		500	515
ORIX Corp.
3.250% due 12/04/2024		200	200
Sumitomo Mitsui Financial Group, Inc.
4.281% (US0003M + 1.680%) due 03/09/2021 ~		600	613
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	500	576
			8,449
SOVEREIGN ISSUES 6.3%

Development Bank of Japan, Inc.
1.625% due 09/01/2021		$1,200	1,174
Japan Bank for International Cooperation
2.375% due 07/21/2022		300	298
2.375% due 11/16/2022		200	199
3.250% due 07/20/2023		700	720
3.375% due 10/31/2023		300	310
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,100	2,078
2.625% due 04/20/2022		1,600	1,598
Japan Government Forty Year Bond
0.800% due 03/20/2058	JPY	434,000	4,223
Japan Government International Bond
0.000% due 03/10/2028 (e)		452,525	4,261
0.300% due 06/20/2046		620,000	5,352
0.500% due 09/20/2046		452,000	4,103
0.700% due 12/20/2048		942,000	8,951
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	690
2.500% due 06/08/2022		600	596
			34,553
Total Japan (Cost $43,194)			43,002

KUWAIT 0.6%

SOVEREIGN ISSUES 0.6%

Kuwait International Government Bond
2.750% due 03/20/2022		$200	200
3.500% due 03/20/2027		2,800	2,866
Total Kuwait (Cost $2,977)			3,066
LITHUANIA 0.2%

SOVEREIGN ISSUES 0.2%

Lithuania Government International Bond
6.125% due 03/09/2021		$1,000	1,059
Total Lithuania (Cost $1,050)			1,059

LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.0%

Bavarian Sky S.A.
0.033% due 10/20/2024 •	EUR	150	169

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

CORPORATE BONDS & NOTES 0.3%

Aroundtown S.A.
1.625% due 01/31/2028		700	755
Blackstone Property Partners Europe Holdings SARL
1.400% due 07/06/2022		400	457
Emerald Bay S.A.
0.000% due 10/08/2020 (c)		289	310
			1,522
Total Luxembourg (Cost $1,728)			1,691

MULTINATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Preferred Term Securities Ltd.
3.015% (US0003M + 0.400%) due 06/23/2035 ~		$944	925
Total Multinational (Cost $704)			925

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.1%

Chapel BV
0.052% due 07/17/2066 •	EUR	57	64
Penta CLO BV
0.790% due 08/04/2028 •		600	673
			737
CORPORATE BONDS & NOTES 1.5%
Cooperatieve Rabobank UA
3.125% due 04/26/2021		$400	402
6.875% due 03/19/2020 (g)	EUR	700	836
ING Bank NV
2.625% due 12/05/2022		$3,600	3,602
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	488
Mylan NV
2.500% due 06/07/2019		110	110
NXP BV
4.125% due 06/01/2021		800	817
Schaeffler Finance BV
4.750% due 05/15/2023		500	507
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	150	197
Syngenta Finance NV
3.698% due 04/24/2020		$700	703
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	345
Vonovia Finance BV
5.000% due 10/02/2023		$100	104
			8,111
Total Netherlands (Cost $8,891)			8,848

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.3%

DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,100	1,097
3.250% due 06/28/2023		500	514
			1,611
SOVEREIGN ISSUES 0.0%

Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	220
Total Norway (Cost $1,849)			1,831

PERU 0.6%

SOVEREIGN ISSUES 0.6%

Peru Government International Bond
5.940% due 02/12/2029	PEN	1,800	571
6.350% due 08/12/2028		7,500	2,448

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Total Peru (Cost $2,969)			3,019

POLAND 0.3%

SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,600	1,740
Total Poland (Cost $1,657)			1,740

QATAR 1.7%

CORPORATE BONDS & NOTES 0.1%

Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$400	408
SOVEREIGN ISSUES 1.6%
Qatar Government International Bond
3.375% due 03/14/2024		400	404
3.875% due 04/23/2023		3,800	3,915
4.000% due 03/14/2029		2,200	2,271
4.500% due 04/23/2028		1,800	1,927
4.817% due 03/14/2049		200	211
			8,728
Total Qatar (Cost $8,798)			9,136

SAUDI ARABIA 1.4%

SOVEREIGN ISSUES 1.4%

Saudi Government International Bond
2.375% due 10/26/2021		$3,700	3,642
2.875% due 03/04/2023		1,000	992
3.250% due 10/26/2026		400	390
3.625% due 03/04/2028		500	497
4.000% due 04/17/2025		1,900	1,949
4.375% due 04/16/2029		400	417
Total Saudi Arabia (Cost $7,850)			7,887

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%

BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	977
3.500% due 09/18/2027		300	293
Clifford Capital Pte. Ltd.
3.380% due 03/07/2028		600	613
DBS Bank Ltd.
3.300% due 11/27/2021		400	406
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		700	702
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		400	384
Total Singapore (Cost $3,351)			3,375

SLOVENIA 0.3%

SOVEREIGN ISSUES 0.3%

Slovenia Government International Bond	$
5.250% due 02/18/2024		1,419	1,578
Total Slovenia (Cost $1,487)			1,578

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%

Kookmin Bank
2.125% due 10/21/2020		$400	395

SOVEREIGN ISSUES 0.0%

Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		200	206

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Total South Korea (Cost $595)			601

SPAIN 3.1%
ASSET-BACKED SECURITIES 0.0%

Driver Espana
0.033% due 12/21/2028 •	EUR	126	142

CORPORATE BONDS & NOTES 0.9%

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(g)		200	218
6.750% due 02/18/2020 •(f)(g)		400	461
Banco Santander S.A.
3.848% due 04/12/2023		$200	202
4.750% due 03/19/2025 •(f)(g)	EUR	200	195
6.250% due 09/11/2021 •(f)(g)		400	461
Inmobiliaria Colonial Socimi S.A.
2.728% due 06/05/2023		300	363
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		200	235
Telefonica Emisiones S.A.
5.134% due 04/27/2020		$800	819
5.877% due 07/15/2019		2,000	2,017
			4,971
SOVEREIGN ISSUES 2.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	244
4.900% due 09/15/2021		1,100	1,334
4.950% due 02/11/2020		1,370	1,591
Autonomous Community of Valencia
4.900% due 03/17/2020		600	704
Spain Government International Bond
1.400% due 07/30/2028		5,100	5,931
2.900% due 10/31/2046		1,600	2,067
			11,871
Total Spain (Cost $16,634)			16,984

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%

European Investment Bank
0.500% due 06/21/2023	AUD	500	332
0.500% due 08/10/2023		400	265
Total Supranational (Cost $669)			597

SWEDEN 4.7%

CORPORATE BONDS & NOTES 4.7%

Danske Hypotek AB
1.000% due 12/21/2022	SEK	18,000	1,976
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		24,600	2,741
1.500% due 03/18/2021	EUR	700	812
2.250% due 09/21/2022	SEK	17,600	2,012
Nordea Hypotek AB
1.000% due 04/08/2022		38,900	4,283
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		14,000	1,557
Stadshypotek AB
1.500% due 12/15/2021		31,000	3,455
2.500% due 04/05/2022		$300	299
4.500% due 09/21/2022	SEK	22,000	2,711
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	2,769
2.000% due 06/17/2026		6,000	690
Swedbank Hypotek AB
1.000% due 09/15/2021		3,900	428
1.000% due 06/15/2022		16,800	1,851
Total Sweden (Cost $26,590)			25,584

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 0.9%

Credit Suisse AG
0.750% due 09/17/2021	EUR	200	229
6.500% due 08/08/2023 (g)		$200	215

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Credit Suisse Group AG
3.793% (US0003M + 1.200%) due 12/14/2023 ~		800	797
UBS AG
2.200% due 06/08/2020		900	895
3.106% (US0003M + 0.480%) due 12/01/2020 ~		1,200	1,202
3.175% due 06/08/2020 •		1,400	1,406
			4,744
SOVEREIGN ISSUES 0.1%

Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	456
Total Switzerland (Cost $5,170)			5,200

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		500	496
3.000% due 03/30/2022		$200	198
			694
SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	496
3.125% due 10/11/2027		900	895
			1,391
Total United Arab Emirates (Cost $2,089)			2,085

UNITED KINGDOM 11.8%

CORPORATE BONDS & NOTES 6.1%

Barclays Bank PLC
7.625% due 11/21/2022 (g)		$3,300	3,591
Barclays PLC
3.650% due 03/16/2025		600	587
4.114% (US0003M + 1.430%) due 02/15/2023 ~		700	696
4.610% due 02/15/2023•		1,300	1,329
4.807% (US0003M + 2.110%) due 08/10/2021 ~		600	613
6.500% due 09/15/2019•(f)(g)	EUR	1,000	1,134
7.000% due 09/15/2019•(f)(g)	GBP	200	262
7.750% due 09/15/2023•(f)(g)		$300	301
8.000% due 12/15/2020•(f)(g)	EUR	200	242
8.000% due 06/15/2024•(f)(g)		$400	409
BAT International Finance PLC
1.625% due 09/09/2019		400	398
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020 Ø	GBP	400	547
Frontier Finance PLC
8.000% due 03/23/2022		1,500	1,937
HSBC Holdings PLC
3.283% (US0003M + 0.600%) due 05/18/2021 ~		$600	600
3.683% (US0003M + 1.000%) due 05/18/2024 ~		300	298
4.583% due 06/19/2029 •		800	843
4.750% due 07/04/2029 •(f)(g)	EUR	200	220
5.875% due 09/28/2026 •(f)(g)	GBP	300	394
Imperial Brands Finance PLC
2.950% due 07/21/2020		$800	798
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	807
5.125% due 03/07/2025		700	1,100
Lloyds Banking Group PLC
7.000% due 06/27/2019•(f)(g)		1,200	1,566
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,196
6.875% due 06/20/2019•(f)(g)	GBP	300	393
Natwest Markets PLC
0.625% due 03/02/2022	EUR	300	334
RAC Bond Co. PLC
4.870% due 05/06/2046	GBP	300	382
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	591
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		300	302
4.152% (US0003M + 1.550%) due 06/25/2024 ~		1,000	988
4.269% due 03/22/2025 •		1,100	1,112
4.519% due 06/25/2024 •		1,000	1,024
7.500% due 08/10/2020•(f)(g)		500	511
Santander UK Group Holdings PLC
0.540% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	1,800	1,961
2.875% due 10/16/2020		$1,700	1,699

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

2.875% due 08/05/2021		400	397
7.375% due 06/24/2022 •(f)(g)	GBP	200	269
Santander UK PLC
4.250% due 04/12/2021	EUR	300	367
Tesco PLC
6.125% due 02/24/2022	GBP	50	72
Tesco Property Finance PLC
5.411% due 07/13/2044		193	294
5.661% due 10/13/2041		98	152
7.623% due 07/13/2039		88	159
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	657
Virgin Money PLC
2.250% due 04/21/2020		700	916
Vodafone Group PLC
3.750% due 01/16/2024		$400	404
3.769% (US0003M + 0.990%) due 01/16/2024 ~		500	497
			33,349
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%

Brunel Residential Mortgage Securitisation PLC
1.142% due 01/13/2039•	GBP	1,115	1,419
Business Mortgage Finance PLC
2.870% due 02/15/2041 •		234	300
Dukinfield PLC
1.870% due 08/15/2045 •		614	803
Eurohome UK Mortgages PLC
0.995% due 06/15/2044 •		377	473
Eurosail PLC
1.003% due 06/10/2044 •		14	17
1.793% due 06/13/2045 •		544	703
Finsbury Square PLC
1.795% due 09/12/2068 •		985	1,284
Lanark Master Issuer PLC
1.698% (BP0003M + 0.820%) due 12/22/2069 ~		1,000	1,308
Mansard Mortgages PLC
1.495% due 12/15/2049 •		149	189
Newgate Funding PLC
1.012% due 12/01/2050 •		294	361
1.845% due 12/15/2050 •		260	326
Paragon Mortgages PLC
1.053% due 01/15/2039 •		713	877
Residential Mortgage Securities PLC
1.787% due 12/20/2046 •		994	1,297
2.037% due 09/20/2065 •		955	1,248
Ripon Mortgages PLC
1.659% due 08/20/2056 •		2,501	3,246
RMAC Securities PLC
0.995% due 06/12/2044 •		459	565
Thrones PLC
1.720% due 11/15/2049 •		226	295
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)		1,700	2,215
Towd Point Mortgage Funding PLC
1.925% due 04/20/2045 •		591	770
2.059% due 02/20/2054 •		1,075	1,402
			19,098

		SHARES
PREFERRED SECURITIES 0.0%

Nationwide Building Society
10.250%~		960	182

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.2%

United Kingdom Gilt
3.250% due 01/22/2044		$3,800	6,657
3.500% due 01/22/2045		600	1,101
4.250% due 12/07/2040		1,200	2,351

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

4.250% due 12/07/2046		900	1,879
			11,988
Total United Kingdom (Cost $64,489)			64,617

UNITED STATES 44.2%

ASSET-BACKED SECURITIES 5.9%

ACE Securities Corp. Home Equity Loan Trust
2.626% due 07/25/2036 •		$1,397	1,134
Amortizing Residential Collateral Trust
3.186% due 10/25/2031 •		1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.426% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust
2.966% due 05/25/2035 •		1,825	1,740
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.866% due 02/25/2036 •		599	463
Bayview Opportunity Master Fund Trust
4.090% due 02/28/2034 Ø		1,557	1,575
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •		577	385
2.746% due 03/25/2036 •		615	525
Citigroup Mortgage Loan Trust, Inc.
2.746% due 06/25/2037 •		2,700	2,610
3.146% due 07/25/2035 •		1,200	1,180
Countrywide Asset-Backed Certificates
2.616% due 12/25/2036 ^•		419	389
2.626% due 06/25/2035 •		396	359
2.626% due 03/25/2037 •		1,841	1,686
2.626% due 06/25/2037 •		512	485
2.626% due 07/25/2037 •		367	333
2.626% due 06/25/2047 ^•		400	359
2.626% due 06/25/2047 •		1,264	1,182
2.636% due 04/25/2047 ^•		372	362
2.776% due 07/25/2036 •		388	382
4.763% due 08/25/2035 ^~		495	447
Countrywide Asset-Backed Certificates Trust
3.836% due 04/25/2035 •		1,000	1,009
Credit Suisse First Boston Mortgage Securities Corp.
3.106% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust
2.601% due 07/25/2036 •		1,328	1,251
GSAMP Trust
3.131% due 11/25/2035^•		1,342	997
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		594	443
HSI Asset Securitization Corp. Trust
2.746% due 04/25/2037 •		795	527
Long Beach Mortgage Loan Trust
3.046% due 10/25/2034 •		12	12
Morgan Stanley ABS Capital, Inc. Trust
2.616% due 10/25/2036 •		154	147
Morgan Stanley Home Equity Loan Trust
2.586% due 12/25/2036 •		1,046	601
2.716% due 04/25/2037 •		863	564
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^Ø		169	71
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.776% due 03/25/2036 •		700	686
NovaStar Mortgage Funding Trust
2.616% due 03/25/2037 •		762	573
Option One Mortgage Loan Trust
2.626% due 01/25/2037 •		451	338
Renaissance Home Equity Loan Trust
5.036% due 12/25/2032 •		406	395
5.294% due 01/25/2037 Ø		641	341
5.675% due 06/25/2037 ^Ø		1,053	458
5.731% due 11/25/2036 Ø		1,010	560
Residential Asset Mortgage Products Trust
2.706% due 12/25/2035 •		409	358
2.946% due 12/25/2035 •		977	827
Residential Asset Securities Corp. Trust
2.736% due 11/25/2036 ^•		2,043	1,764
Saxon Asset Securities Trust
4.236% due 12/25/2037 •		401	374
4.286% due 05/25/2031 •		647	586
SLM Student Loan Trust
1.393% due 03/15/2038 •	GBP	613	767
Soundview Home Loan Trust
2.636% due 06/25/2037 •		$88	62
2.736% due 11/25/2036 •		1,400	1,307
Structured Asset Investment Loan Trust
2.616% due 07/25/2036 •		503	398
2.796% due 01/25/2036 •		1,409	1,336

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Terwin Mortgage Trust
3.426% due 11/25/2033 •		24	23
			32,374
CORPORATE BONDS & NOTES 13.5%

AIG Global Funding
3.080% (US0003M + 0.480%) due 07/02/2020 ~		1,000	1,002
Allergan Sales LLC
5.000% due 12/15/2021		600	625
American Honda Finance Corp.
3.083% (US0003M + 0.350%) due 11/05/2021 ~		200	200
American Tower Corp.
3.450% due 09/15/2021		500	506
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,171
3.376% (US0003M + 0.750%) due 06/01/2021 ~		$2,700	2,712
3.737% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,417
3.777% (US0003M + 1.180%) due 06/12/2024 ~		1,600	1,588
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	102
4.350% due 04/20/2028		200	203
Bank of America Corp.
5.875% due 03/15/2028 •(f)		700	711
BAT Capital Corp.
3.222% due 08/15/2024		200	196
3.283% due 08/14/2020 •		400	399
3.557% due 08/15/2027		700	664
Bayer U.S. Finance LLC
3.232% (US0003M + 0.630%) due 06/25/2021 ~		300	297
3.621% (US0003M + 1.010%) due 12/15/2023 ~		500	493
3.875% due 12/15/2023		300	303
4.250% due 12/15/2025		300	304
4.375% due 12/15/2028		700	697
BMW U.S. Capital LLC
3.063% (US0003M + 0.370%) due 08/14/2020 ~		2,500	2,500
Brandywine Operating Partnership LP
3.950% due 11/15/2027		500	498
Campbell Soup Co.
3.300% due 03/15/2021		200	201
3.650% due 03/15/2023		800	812
Cardinal Health, Inc.
1.948% due 06/14/2019		1,300	1,298
Cboe Global Markets, Inc.
1.950% due 06/28/2019		500	499
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	204
Charter Communications Operating LLC
3.750% due 02/15/2028		100	97
4.464% due 07/23/2022		1,300	1,346
Citigroup, Inc.
2.050% due 06/07/2019		200	200
3.537% (US0003M + 0.930%) due 06/07/2019 ~		600	601
Citizens Bank N.A.
3.216% (US0003M + 0.570%) due 05/26/2020 ~		1,100	1,101
Conagra Brands, Inc.
3.297% (US0003M + 0.500%) due 10/09/2020 ~		900	896
Continental Resources, Inc.
4.375% due 01/15/2028		200	206
CVS Health Corp.
3.350% due 03/09/2021		200	202
3.700% due 03/09/2023		400	407
D.R. Horton, Inc.
4.000% due 02/15/2020		1,200	1,210
Daimler Finance North America LLC
2.250% due 03/02/2020		400	398
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,400	1,398
DISH DBS Corp.
5.125% due 05/01/2020		600	605
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~		1,000	1,000
Duke Energy Corp.
3.251% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,302
eBay, Inc.
2.150% due 06/05/2020		900	894
EQT Corp.
2.500% due 10/01/2020		500	494
3.000% due 10/01/2022		400	393
ERAC USA Finance LLC
2.600% due 12/01/2021		1,200	1,182
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	225
1.700% due 06/30/2022	GBP	200	258
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$1,800	1,793

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

3.797% (US0003M + 1.000%) due 01/09/2020 ~	700	700
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~	1,200	1,194
General Mills, Inc.
3.200% due 04/16/2021	100	101
3.700% due 10/17/2023	100	103
3.783% (US0003M + 1.010%) due 10/17/2023 ~	100	101
General Motors Financial Co., Inc.
3.550% due 04/09/2021	300	302
Georgia-Pacific LLC
3.163% due 11/15/2021	400	402
Goldman Sachs Group, Inc.
3.932% (US0003M + 1.160%) due 04/23/2020 ~	400	403
4.223% due 05/01/2029 •	100	102
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	600	584
Harley-Davidson Financial Services, Inc.
3.555% (US0003M + 0.940%) due 03/02/2021 ~	400	400
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~	600	600
International Lease Finance Corp.
8.250% due 12/15/2020	500	540
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •	800	802
3.105% (US0003M + 0.340%) due 04/26/2021 ~	400	400
Kilroy Realty LP
3.450% due 12/15/2024	100	99
Kinder Morgan, Inc.
5.000% due 02/15/2021	400	414
KLA-Tencor Corp.
4.125% due 11/01/2021	400	411
Kraft Heinz Foods Co.
3.267% (US0003M + 0.570%) due 02/10/2021 ~	900	898
McDonald's Corp.
3.195% (US0003M +0.430%) due 10/28/2021 ~	700	700
Mid-America Apartments LP
4.200% due 06/15/2028	600	621
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	560	551
Navient Corp.
4.875% due 06/17/2019	1,414	1,417
8.000% due 03/25/2020	300	313
Newmont Mining Corp.
5.125% due 10/01/2019	800	809
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~	1,100	1,100
3.029% (US0003M + 0.400%) due 08/21/2020 ~	500	499
3.352% (US0003M + 0.720%) due 02/25/2022 ~	1,000	1,002
Nissan Motor Acceptance Corp.
3.287% due 09/28/2022 •	1,000	978
Northwell Healthcare, Inc.
4.260% due 11/01/2047	400	405
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	1,400	1,409
Protective Life Global Funding
2.262% due 04/08/2020	2,200	2,189
Public Service Co. of Oklahoma
4.400% due 02/01/2021	200	205
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	400	389
QVC, Inc.
3.125% due 04/01/2019	800	800
Rockwell Collins, Inc.
2.800% due 03/15/2022	900	898
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~	800	793
SL Green Operating Partnership LP
3.250% due 10/15/2022	500	498
Southern Co.
2.350% due 07/01/2021	500	494
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~	600	598
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	200	204
Springleaf Finance Corp.
6.000% due 06/01/2020	400	413
Sprint Capital Corp.
6.900% due 05/01/2019	200	201
Sprint Communications, Inc.
7.000% due 03/01/2020	200	206
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	375	376
4.738% due 09/20/2029	300	304

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~	700	697
Time Warner Cable LLC
5.000% due 02/01/2020	300	305
8.250% due 04/01/2019	400	400
UDR, Inc.
4.625% due 01/10/2022	200	208
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~	300	300
Verizon Communications, Inc.
3.784% (US0003M + 1.100%) due 05/15/2025 ~	700	701
4.329% due 09/21/2028	1,012	1,074
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,100	2,098
2.450% due 11/20/2019	1,100	1,096
3.458% (US0003M + 0.770%) due 11/13/2020 ~	300	301
3.638% (US0003M +0.940%) due 11/12/2021 ~	300	301
3.875% due 11/13/2020	200	203
4.000% due 11/12/2021	300	306
WRKCo, Inc.
3.750% due 03/15/2025	300	303
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	300	299
3.150% due 04/01/2022	2,100	2,107
		73,537
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

CenturyLink, Inc.
5.249% (LIBOR03M + 2.750%) due 01/31/2025 ~	494	484
Charter Communications Operating LLC
4.500% (LIBOR03M + 2.000%) due 04/30/2025 ~	584	580
		1,064
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

American Home Mortgage Investment Trust
4.185% due 09/25/2045 •	19	19
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	424	408
Banc of America Mortgage Trust
4.542% due 02/25/2036 ^~	54	51
Bear Stearns Adjustable Rate Mortgage Trust
4.148% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
2.646% due 02/25/2034 •	41	41
3.933% due 08/25/2036 ^~	37	25
4.183% due 11/25/2035 ^~	27	23
4.262% due 09/25/2035 ^~	24	20
4.263% due 03/25/2036 ^~	117	100
Bear Stearns Structured Products, Inc. Trust
3.745% due 12/26/2046 ^~	25	23
Chase Mortgage Finance Trust
3.677% due 07/25/2037 ~	50	45
Citigroup Mortgage Loan Trust, Inc.
2.836% due 10/25/2035 •	1,988	1,552
4.680% due 09/25/2035 •	4	4
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.220% due 09/25/2035 ^~	269	248
Countrywide Alternative Loan Trust
2.698% due 03/20/2046 •	61	56
2.766% due 02/25/2037 •	47	43
3.397% due 12/25/2035 •	54	49
3.897% due 11/25/2035 •	11	10
5.250% due 06/25/2035 ^	7	7
Countrywide Home Loan Mortgage Pass-Through Trust
2.946% due 05/25/2035 •	23	21
3.126% due 03/25/2035 •	43	39
3.146% due 02/25/2035 •	6	6
3.923% due 08/25/2034 ^~	14	13
4.272% due 11/25/2034 ~	6	6
5.500% due 01/25/2035	347	351
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	0	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	1,483	1,413
5.863% due 02/25/2037 ^~	186	76
DBUBS Mortgage Trust
0.307% due 11/10/2046 ~(a)	400	2
0.705% due 11/10/2046 ~(a)	266	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.236% due 10/25/2047 •	844	770
GSR Mortgage Loan Trust
2.816% due 12/25/2034 •	38	37
4.408% due 01/25/2036 ^~	42	42
4.759% due 04/25/2035 ~	237	240

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

IndyMac Mortgage Loan Trust
2.696% due 05/25/2046 •	474	456
2.966% due 07/25/2035 •	20	20
JPMorgan Mortgage Trust
3.674% due 07/27/2037 ~	81	82
4.351% due 02/25/2036 ^~	25	21
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.924% due 12/15/2030 •	5	5
Morgan Stanley Bank of America Merrill Lynch Trust
0.993% due 12/15/2048 ~(a)	936	28
Morgan Stanley Mortgage Loan Trust
4.399% due 06/25/2036 ~	27	27
Residential Accredit Loans, Inc. Trust
2.636% due 02/25/2047 •	31	18
2.666% due 06/25/2046 •	283	116
2.696% due 04/25/2046 •	469	221
Structured Adjustable Rate Mortgage Loan Trust
4.554% due 04/25/2034 ~	4	4
Structured Asset Mortgage Investments Trust
2.696% due 05/25/2036 •	12	11
2.706% due 05/25/2036 •	83	76
2.706% due 09/25/2047 •	117	112
2.946% due 05/25/2045 •	18	17
3.062% due 07/19/2034 •	2	2
3.142% due 09/19/2032 •	1	1
3.182% due 03/19/2034 •	3	3
3.897% due 08/25/2047 ^•	34	32
Structured Asset Securities Corp.
2.766% due 01/25/2036 •	264	245
Structured Asset Securities Corp. Mortgage Loan Trust
2.776% due 10/25/2036 •	515	458
TBW Mortgage-Backed Trust
5.970% due 09/25/2036 ^Ø	189	17
Thornburg Mortgage Securities Trust
4.044% due 06/25/2047 ^•	31	29
4.044% due 06/25/2047 •	4	3
Wachovia Mortgage Loan Trust LLC
4.597% due 10/20/2035 ^~	75	76
WaMu Mortgage Pass-Through Certificates Trust
2.375% due 02/27/2034 •	4	4
2.796% due 01/25/2045 •	88	88
3.377% due 06/25/2046 •	36	35
3.397% due 02/25/2046 •	82	82
3.849% due 12/25/2036 ^~	180	167
3.934% due 04/25/2035 ~	32	33
4.467% due 03/25/2035 ~	42	42
4.548% due 03/25/2033 ~	9	9
Washington Mutual Mortgage Pass-Through Certificates Trust
3.337% due 07/25/2046 ^•	24	17
Wells Fargo Mortgage-Backed Securities Trust
5.750% due 02/25/2037	60	56
Wells Fargo Mortgage-Backed Securities Trust
4.542% due 07/25/2036 ^~	29	29
4.745% due 04/25/2036 ~	2	2
4.961% due 03/25/2036 ^~	102	99
5.089% due 03/25/2035 ~	51	52
		8,539
U.S. GOVERNMENT AGENCIES 15.9%

Fannie Mae
2.606% due 03/25/2034 •	3	3
2.636% due 08/25/2034 •	2	2
2.840% due 09/25/2042 •	14	14
2.886% due 06/25/2036 •	25	25
3.500% due 11/01/2021-03/01/2048	9,382	9,540
3.532% due 10/01/2044 •	13	13
4.284% due 12/01/2034 •	2	2
4.393% due 05/25/2035	7	7
4.722% due 11/01/2034 •	21	22
6.000% due 07/25/2044	9	10
Fannie Mae, TBA
3.500% due 05/01/2049	42,300	42,858
4.000% due 05/01/2049	27,400	28,164
Freddie Mac
1.592% due 01/15/2038 ~(a)	376	21
2.859% due 01/15/2038	376	374
2.984% due 12/15/2032 •	5	5
3.084% due 12/15/2037 •	8	8
3.597% due 10/25/2044 •	36	36
4.040% due 04/01/2035 •	42	43
4.602% due 02/01/2029 •	2	2
4.750% due 03/01/2035 •	5	5
Ginnie Mae
3.309% due 05/20/2066	2,349	2,367
3.309% due 06/20/2066 •	1,607	1,619

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (cont.)	March 31, 2019 (Unaudited)

3.359% due 11/20/2066		663	670
3.625% due 04/20/2028 - 06/20/2030 •		2	2
NCUA Guaranteed Notes
2.983% due 11/05/2020 •		621	622
3.041% due 12/08/2020 •		185	186
			86,620
U.S. TREASURY OBLIGATIONS 7.1%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		111	110
0.125% due 04/15/2022 (j)		2,277	2,254
0.125% due 07/15/2024		159	157
0.375% due 07/15/2025 (j)		8,809	8,809
0.500% due 01/15/2028		9,082	9,069
0.625% due 04/15/2023 (j)		608	613
0.625% due 01/15/2026		159	161
1.000% due 02/15/2048		2,450	2,508
1.375% due 02/15/2044		864	957
2.000% due 01/15/2026		127	140
2.500% due 01/15/2029		1,231	1,460
3.875% due 04/15/2029		766	1,012
U.S. Treasury Notes
2.250% due 11/15/2025(l)		100	100
2.625% due 06/15/2021(l)		300	302
2.875% due 04/30/2025 (j)(l)		10,600	10,953
			38,605
Total United States (Cost $236,710)			240,739

SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS (h) 1.5%			8,110

ARGENTINA TREASURY BILLS 0.0%

49.507% due 06/28/2019 (c)(d)	ARS	870	22
JAPAN TREASURY BILLS 4.0%
(0.129)% due 06/17/2019 (c)(d)	JPY	2,440,000	22,024
Total Short-Term Instruments (Cost $30,064)			30,156
Total Investments in Securities (Cost $579,498)			585,331
		SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short Asset Portfolio		1,115,841	11,101
PIMCO Short-Term Floating NAV Portfolio III		2,460,472	24,332
Total Short-Term Instruments (Cost $35,503)			35,433
Total Investments in Affiliates (Cost $35,503)			35,433
Total Investments 113.7% (Cost $615,001)			$620,764
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $6,850)			1,566
Other Assets and Liabilities, net (14.0)%			(76,223)
Net Assets 100.0%			$546,107

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

									Repurchase
									Agreement
								Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal			Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount		Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019		$2,284	U.S. Treasury Notes 2.625% due 07/15/2021	$(2,333)	$2,284	$2,284
MEI	1.710	03/07/2019	04/08/2019	CAD	7,786	Canada Government International Bond 2.750% due	(6,128)	5,826	5,833
						12/01/2048
Total Repurchase Agreements							$(8,461)	$8,110	$8,117

SHORT SALES:

		Maturity		Principal		Payable for
Description	Coupon	Date		Amount	Proceeds	Short Sales(2)
Canada (1.1)%
Sovereign Issues (1.1)%
Canadian Government Bond	2.750%	12/01/2048	CAD	6,800	$(5,754)	$(6,113)
Total Short Sales (1.1)%					$(5,754)	$(6,113)

Cash of $291 has been pledged as collateral under the terms of master agreements as of March 31, 2019.

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(4,138) at a weighted average interest rate of 2.540%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.

(2)	Payable for short sales includes $(47) of accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$123.000	04/26/2019	37	$37	$(4)	$(4)
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	125.000	04/26/2019	37	37	(11)	(9)
Total Written Options					$(15)	$(13)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	39	$9,513	$(1)	$27	$(1)
90-Day Eurodollar June Futures	06/2019	543	132,295	77	0	(20)
Australia Government 3-Year Note June Futures	06/2019	242	19,527	111	14	(14)
Australia Government 10-Year Bond June Futures	06/2019	97	9,543	200	38	(38)
Canada Government 10-Year Bond June Futures	06/2019	93	9,676	206	0	(81)
Euro-Bobl June Futures	06/2019	189	28,227	239	8	(34)
Euro-BTP Italy Government Bond June Futures	06/2019	61	8,859	23	2	(21)
Euro-Bund 10-Year Bond June Futures	06/2019	20	3,732	(2)	0	(6)
Euro-Buxl 30-Year Bond June Futures	06/2019	20	4,300	211	0	(29)
Euro-Schatz June Futures	06/2019	349	43,837	89	6	(12)
Japan Government 10-Year Bond June Futures	06/2019	29	40,108	215	73	(5)
U.S. Treasury 5-Year Note June Futures	06/2019	441	51,080	418	0	(100)
U.S. Treasury 10-Year Note June Futures	06/2019	187	23,229	208	0	(53)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	27	4,536	149	0	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	09/2019	995	160,648	507	8	0
				$2,650	$176	$(424)

SHORT FUTURES CONTRACTS
					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2020	310	$(75,706)	$(195)	$58	$0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	17	(47)	(38)	5	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	18	(38)	(24)	5	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	18	(31)	(19)	5	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	206	(37,590)	(867)	76	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	36	(2)	11	0	0
U.S. Treasury 2-Year Note June Futures	06/2019	25	(5,327)	(19)	6	0
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2020	995	(160,559)	(829)	0	(8)
United Kingdom Long Gilt June Futures	06/2019	53	(8,930)	(148)	4	(6)
				$(2,128)	$159	$(14)
Total Futures Contracts				$522	$335	$(438)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
				Implied
				Credit Spread at			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,	Notional		Paid/	Appreciation/	Market
Entity	(Pay) Rate	Frequency	Date	2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.106%	EUR	200	$(6)	$2	$(4)	$0	$0
Reynolds
American, Inc.	(1.000)	Quarterly	12/20/2020	0.181		$700	(15)	5	(10)	0	0
United Utilities
PLC	(1.000)	Quarterly	12/20/2020	0.173	EUR	200	(5)	2	(3)	0	0
							$(26)	$9	$(17)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
				Implied
				Credit Spread at			Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,	Notional		Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	2019(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Berkshire
Hathaway,
Inc.	1.000%	Quarterly	12/20/2022	0.384%		$700	$13	$3	$16	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.275	EUR	200	5	(2)	3	0	0
Shell
International
Finance BV	1.000	Quarterly	12/20/2026	0.549		500	18	1	19	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

Tesco PLC	1.000	Quarterly	06/20/2022	0.741	800	0	8	8	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.649	400	(13)	(4)	(17)	0	0
						$23	$6	$29	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity	Notional		Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date	Amount(4)		(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$3,332	$(245)	$18	$(227)	$0	$(12)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		13,944	(246)	(19)	(265)	0	(8)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		37,000	(657)	(105)	(762)	0	(27)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		32,500	(544)	(97)	(641)	0	(39)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	35,200	(1,019)	130	(889)	0	(56)
iTraxx Europe Senior 30
5-Year Index	(1.000)	Quarterly	12/20/2023		4,200	6	(71)	(65)	0	(11)
						$(2,705)	$(144)	$(2,849)	$0	$(153)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity	Notional		Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(4)		(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$300	$(14)	$3	$(11)	$1	$0
iTraxx Europe Main 31 5-Year Index	1.000	Quarterly	06/20/2024	EUR	11,800	242	2	244	26	0
						$228	$5	$233	$27	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
					Premiums	Unrealized
Pay Floating Rate	Receive Floating Rate	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index	Index	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.117%	Quarterly	03/02/2020	$33,900	$0	$(2)	$(2)	$0	$(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.091%	Quarterly	03/18/2022	109,200	0	5	5	0	(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.084%	Quarterly	04/26/2022	30,400	0	3	3	1	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.084%	Quarterly	06/12/2022	5,100	0	3	3	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.070%	Quarterly	06/12/2022	3,900	0	4	4	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.085%	Quarterly	06/19/2022	19,800	1	11	12	1	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.073%	Quarterly	04/27/2023	17,000	0	0	0	0	0
					$1	$24	$25	$2	$(2)

INTEREST RATE SWAPS

										Variation Margin
Pay/
Receive							Premiums	Unrealized
Floating			Payment	Maturity	Notional		Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount		(Received)	(Depreciation)	Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.673%	Annual	04/30/2025		$1,100	$0	$(46)	$(46)	$3	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.683	Annual	04/30/2025		3,500	1	(147)	(146)	8	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.684	Annual	04/30/2025		1,200	0	(50)	(50)	3	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.696	Annual	04/30/2025		1,100	0	(48)	(48)	3	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.710	Annual	04/30/2025		1,200	0	(52)	(52)	3	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.714	Annual	04/30/2025		2,300	0	(101)	(101)	6	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	110,800	0	29	29	5	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		169,000	(2)	20	18	8	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		800	1	8	9	0	0
Pay(6)	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	CAD	20,500	218	365	583	0	(116)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	29	(57)	0	(6)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		7,400	(112)	654	542	0	(85)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	55	31	0	(3)
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	7,520	9	29	38	0	0
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	1,700	0	7	7	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$25,300	220	(231)	(11)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		63,700	1,091	(754)	337	34	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		46,900	319	(889)	(570)	40	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		11,100	414	(340)	74	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		9,200	479	(297)	182	19	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		6,300	225	(9)	216	0	(14)
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		5,900	(168)	(92)	(260)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		7,900	636	(335)	301	21	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		35,600	1,882	(1,671)	211	95	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		15,500	(194)	(627)	(821)	38	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		500	13	12	25	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		8,700	269	(575)	(306)	26	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,000	445	(372)	73	12	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		7,100	195	(834)	(639)	24	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		800	(5)	(52)	(57)	3	0
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,900	(20)	(190)	(210)	10	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	(6)	(2)	1	0
	6-Month CZK-
Pay	PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	8	8	0	(1)
	6-Month EUR-
Pay(6)	EURIBOR	0.000	Annual	06/19/2021	EUR	12,700	7	46	53	0	(4)
	6-Month EUR-
Pay(6)	EURIBOR	0.500	Annual	06/19/2024		20,400	108	411	519	0	(39)
	6-Month EUR-
Pay(6)	EURIBOR	0.250	Annual	09/18/2024		60,400	252	306	558	0	(121)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	03/08/2029		11,500	(55)	104	49	0	(25)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	06/19/2029		23,800	62	1,249	1,311	0	(99)
	6-Month EUR-
Pay(6)	EURIBOR	0.750	Annual	09/18/2029		27,000	237	372	609	0	(115)
	6-Month EUR-
Receive(6)	EURIBOR	1.250	Annual	09/18/2049		2,500	(19)	(102)	(121)	45	0
Pay(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	37,900	107	210	317	5	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		17,400	(63)	80	17	5	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		37,900	(17)	(245)	(262)	1	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		1,900	4	(24)	(20)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		1,900	(14)	(49)	(63)	0	0
Pay(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		400	28	24	52	0	(3)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		3,200	(51)	198	147	0	(25)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	4,080,000	(121)	394	273	22	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		410,000	(85)	(30)	(115)	0	(9)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,270,000	(268)	(490)	(758)	0	(55)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		1,210,000	1,685	341	2,026	61	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		150,000	157	58	215	9	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		303,000	214	159	373	35	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	12/20/2048		347,606	6	425	431	32	0
Pay	6-Month JPY-LIBOR	0.724	Semi-Annual	01/24/2049		29,000	0	15	15	3	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	21,800	(5)	(13)	(18)	0	(4)
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	(3)	(11)	(14)	0	(3)
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		27,400	(95)	(1)	(96)	0	(5)
							$7,881	$(3,075)	$4,806	$622	$(734)
Total Swap Agreements							$5,402	$(3,175)	$2,227	$652	$(889)

(j)	Securities with an aggregate market value of $7,570 and cash of $2,503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

(6)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability
AZD	06/2019		$9,957	EUR	8,537	$0	$(318)
BOA	04/2019	AUD	1,491		$1,052	0	(7)
	04/2019	BRL	3,229		839	14	0
	04/2019	CHF	222		222	0	(1)
	04/2019	EUR	153,992		175,763	3,023	0
	04/2019		$829	BRL	3,228	0	(4)
	03/2020	RON	1,843	EUR	372	0	0
BPS	04/2019	ARS	12,337		$285	0	0
	04/2019	CAD	867		649	0	0
	04/2019	CNH	2,984		431	0	(13)
	04/2019	PEN	1,213		367	2	0
	04/2019	TRY	1,937		339	0	(1)
	04/2019		$314	ARS	12,337	0	(29)
	04/2019		558	AUD	785	0	(1)
	04/2019		620	CAD	828	0	0
	04/2019		1,937	CNH	13,362	50	0
	04/2019		1,179	INR	81,201	0	(13)
	04/2019		567	JPY	63,000	2	0
	04/2019		528	NZD	774	0	(1)
	05/2019		12	ARS	578	0	0
	05/2019		548	TRY	3,074	0	(21)
	06/2019	INR	220,560		$3,056	0	(89)
	06/2019	TRY	1,406		242	5	0
	07/2019		$834	CNH	5,716	16	0
	08/2019		4,020	MXN	78,882	0	(41)
	09/2019	EUR	52	TRY	353	0	(3)
	03/2020	RON	1,606	EUR	323	0	0
BRC	04/2019	JPY	2,553,200		$23,115	68	0
	04/2019	MXN	40,622		2,109	20	0
	04/2019	TRY	3,235		556	0	(12)
	04/2019		$3,264	EUR	2,877	0	(36)
	04/2019		4,703	JPY	518,700	0	(22)
	05/2019		1,300	ZAR	18,790	0	(3)
	06/2019	EUR	156	TRY	1,008	0	(6)
CBK	04/2019	AUD	1,998		$1,422	4	0
	04/2019	CAD	573		427	0	(2)
	04/2019	CNH	12,516		1,850	0	(12)
	04/2019	DKK	99,958		15,381	362	0
	04/2019	EUR	12,275		13,897	127	0
	04/2019	GBP	26,950		35,505	405	0
	04/2019	MXN	14,974		780	10	0
	04/2019	NOK	18,472		2,138	0	(4)
	04/2019	PEN	4,701		1,415	1	(1)
	04/2019		$1,074	AUD	1,512	0	(1)
	04/2019		3,746	CAD	4,938	0	(51)
	04/2019		8,030	EUR	7,098	0	(68)
	04/2019		2,968	GBP	2,257	0	(28)
	04/2019		18,002	JPY	1,985,432	7	(96)
	04/2019		5,723	MXN	110,469	0	(44)
	04/2019		4,263	NOK	37,008	28	0
	04/2019		1,325	NZD	1,928	0	(12)
	04/2019		25,132	SEK	232,419	6	(140)
	05/2019	EUR	1,083		$1,264	43	0
	05/2019	JPY	973,700		8,852	39	0
	05/2019	SEK	227,070		24,620	141	0
	05/2019		$411	MXN	7,860	0	(9)
	06/2019	EUR	66	TRY	427	0	(2)
	06/2019	GBP	584		$783	19	0
	06/2019	MXN	32,511		1,655	2	0
	06/2019	TRY	1,581	EUR	244	9	0
	06/2019		$20,751		17,834	0	(614)
	06/2019		1,656	MXN	32,511	0	(3)
	07/2019	CNH	6,175		$916	0	(2)
	07/2019		$834	CNH	5,716	16	0
	08/2019	MXN	32,511		$1,643	3	0
	09/2019	EUR	188	TRY	1,277	0	(11)
	03/2020	RON	1,618	EUR	326	0	0
DUB	04/2019	SEK	2,204		214	3	0
FBF	04/2019	ARS	1,300		$30	0	0
	04/2019		$33	ARS	1,300	0	(3)
GLM	04/2019	AUD	1,207		$848	0	(9)
	04/2019	CHF	1,887		1,893	0	(2)
	04/2019	EUR	37,802		43,150	746	0
	04/2019	JPY	238,066		2,143	0	(5)
	04/2019	MXN	30,276		1,560	4	0
	04/2019		$5,705	AUD	8,049	10	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019		1,869	CAD	2,453	0	(33)
	04/2019		1,982	EUR	1,750	0	(19)
	04/2019		3,665	GBP	2,771	0	(56)
	04/2019		3,699	INR	255,954	0	(23)
	05/2019	AUD	7,304		$5,180	0	(9)
	05/2019		$101	ARS	4,468	0	(3)
	06/2019	CNH	19,570		$2,906	0	(4)
	06/2019	KRW	7,329,972		6,539	82	0
	06/2019		$734	KRW	832,218	0	(1)
HUS	04/2019	ARS	9,843		$229	2	(1)
	04/2019	CAD	13,371		10,133	127	0
	04/2019	CNH	6,756		997	0	(8)
	04/2019	DKK	1,140		175	4	0
	04/2019	KRW	1,733,985		1,529	3	0
	04/2019	PLN	6,526		1,747	46	0
	04/2019		$227	ARS	9,843	0	0
	04/2019		900	CAD	1,197	0	(4)
	04/2019		6	CHF	6	0	0
	04/2019		550	GBP	415	0	(10)
	04/2019		947	JPY	105,100	1	0
	04/2019		1	KRW	1,123	0	0
	04/2019		1,130	NOK	9,710	0	(4)
	04/2019		833	NZD	1,223	0	0
	05/2019		57	ARS	2,604	1	0
	05/2019		1,302	EUR	1,078	0	(87)
	06/2019	HKD	10,638		$1,359	0	0
	06/2019	RUB	138,727		2,075	0	(18)
	06/2019		$5,754	KRW	6,508,354	0	(21)
	07/2019	CNH	39,550		$5,793	0	(87)
	07/2019		$5,999	CNH	41,175	123	0
	10/2019	INR	119,147		$1,621	0	(55)
	10/2019		$2,041	INR	150,185	72	0
IND	04/2019	CNH	3,262		$471	0	(15)
	04/2019		$943	KRW	1,057,339	0	(12)
JPM	04/2019	ARS	3,216		$80	6	0
	04/2019	AUD	7,532		5,346	0	(2)
	04/2019	CAD	2,117		1,587	4	(2)
	04/2019	CNH	8,344		1,231	0	(10)
	04/2019	EUR	416	SEK	4,267	0	(8)
	04/2019	GBP	1,219		$1,609	21	0
	04/2019	JPY	518,700		4,697	17	0
	04/2019	MXN	24,597		1,279	14	0
	04/2019	NOK	39,597		4,605	27	(13)
	04/2019	NZD	3,861		2,646	17	0
	04/2019	PEN	1,659		502	3	0
	04/2019	SEK	56,038		6,032	14	(10)
	04/2019		$74	ARS	3,216	0	0
	04/2019		2,430	AUD	3,433	8	0
	04/2019		4,273	CHF	4,263	9	(1)
	04/2019		15,402	DKK	101,589	0	(138)
	04/2019		2,695	JPY	299,740	9	0
	04/2019		1,622	NOK	13,853	0	(16)
	04/2019		2,172	NZD	3,142	0	(32)
	04/2019		1,608	SEK	14,844	0	(11)
	05/2019	CHF	495		$500	1	0
	05/2019	EUR	142,828		160,791	153	0
	05/2019	SEK	1,515		164	1	0
	05/2019	TRY	1,979		339	0	0
	06/2019		229	EUR	35	1	0
	07/2019	CNH	1,835		$270	0	(3)
	07/2019	DKK	98,124		14,989	125	0
	07/2019		$390	DKK	2,570	0	0
MSB	04/2019		3,009	CNH	20,700	70	0
	04/2019		148	TRY	845	0	0
	05/2019	TRY	868		$149	0	0
	06/2019	EUR	22	TRY	142	0	(1)
	06/2019	RUB	34,095		$512	0	(2)
	07/2019	CNH	5,047		739	0	(12)
	03/2020	RON	1,621	EUR	326	0	0
MYI	04/2019	CAD	2,981		$2,240	9	0
	04/2019	CHF	3,242		3,213	0	(43)
	04/2019	DKK	955		146	2	0
	04/2019	EUR	4,268		4,864	76	0
	04/2019		$1,079	AUD	1,520	0	0
	04/2019		535	EUR	471	0	(6)
	04/2019		1,086	NOK	9,285	0	(10)
	04/2019		3,811	SEK	35,089	0	(37)
	06/2021		38	EUR	30	0	(3)
NGF	04/2019	CNH	4,009		$579	0	(18)
	04/2019		$316	IDR	4,517,947	0	0
	04/2019		601	KRW	675,524	0	(6)
	09/2019	TRY	1,633	EUR	240	13	0
RYL	04/2019	SEK	2,993		288	1	0
SCX	04/2019	BRL	3,185		$817	4	0
	04/2019	CAD	1,454		1,083	0	(5)
	04/2019	CNH	10,580		1,523	0	(51)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019	GBP	840		1,102	8	0
	04/2019	JPY	181,102		1,647	13	0
	04/2019	NZD	5,251		3,605	30	0
	04/2019	RUB	9,859		149	0	(1)
	04/2019	SEK	228,315		24,568	11	0
	04/2019		$851	BRL	3,185	0	(37)
	04/2019		2,087	CNH	14,390	54	0
	04/2019		1,061	EUR	937	0	(10)
	04/2019		28,472	GBP	21,507	0	(461)
	05/2019	GBP	21,507		$28,515	461	0
	06/2019	TWD	42,075		1,368	0	0
	06/2019		$1,360	IDR	19,411,715	0	(14)
	06/2019		1,328	TWD	40,822	0	(1)
SOG	04/2019	CAD	293		$218	0	(1)
	04/2019		$794	TRY	4,327	0	(34)
	05/2019	EUR	50,926		$57,258	0	(18)
	06/2019		$7,972	RUB	531,928	53	0
	07/2019	RON	10,827	EUR	2,223	0	(16)
SSB	04/2019		$776	SEK	7,220	0	0
TOR	05/2019		16	CLP	10,584	0	(1)
	06/2019		2,720	COP	8,488,874	0	(67)
UAG	04/2019		7,708	CAD	10,348	36	0
	04/2019		149	RUB	9,859	1	0
	05/2019	CAD	10,348		$7,714	0	(36)
	06/2019	JPY	2,440,000		22,071	0	(75)
Total Forward Foreign Currency Contracts						$6,918	$(3,422)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional		Market
Counterparty	Description		Price	Date	Amount**	Cost	Value
BOA	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	2,370	$17	$23
BRC	Call - OTC EUR versus USD		$1.308	09/22/2021	500	31	9
	Put - OTC EUR versus USD		1.308	09/22/2021	500	36	61
GLM	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	2,300	15	22
HUS	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	2,670	11	11
	Call - OTC USD versus INR	INR	82.000	10/16/2019	8,600	61	11
MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	438	27	8
	Put - OTC EUR versus USD		1.291	06/24/2021	438	32	49
MYI	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	2,080	8	8
Total Purchased Options						$238	$202

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	1,200	$(1)	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	1,400	(2)	(1)
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	1,000	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	5,100	(5)	(3)
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	1,200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	1,200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	1,300	(1)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	900	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	06/19/2019	1,400	(1)	(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	1,200	(2)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,400	(3)	0
						$(19)	$(5)

FOREIGN CURRENCY OPTIONS

			Strike	Expiration	Notional	Premiums	Market
Counterparty	Description		Price	Date	Amount**	(Received)	Value
CBK	Call - OTC EUR versus TRY	TRY	6.840	06/03/2019	1,250	$(21)	$(63)
	Put - OTC GBP versus USD		$1.315	06/14/2019	1,660	(53)	(50)
HUS	Put - OTC USD versus CNH	CNH	6.700	04/29/2019	2,700	(7)	(9)
	Call - OTC USD versus CNH		6.800	04/29/2019	2,700	(6)	(4)
	Put - OTC USD versus INR	INR	72.000	10/16/2019	2,900	(55)	(86)
MYI	Put - OTC USD versus CNH	CNH	6.675	04/11/2019	2,600	(6)	(3)
	Call - OTC USD versus CNH		6.775	04/11/2019	2,600	(7)	(2)
	Put - OTC USD versus MXN	MXN	18.500	05/23/2019	1,410	(7)	(2)
NGF	Call - OTC EUR versus TRY	TRY	7.300	09/04/2019	1,168	(33)	(92)
						$(195)	$(311)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Call - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.460%	04/05/2019	4,700	$(8)	$(38)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	4,700	(7)	0
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.460	04/05/2019	1,000	(2)	(8)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	1,000	(2)	0
							$(19)	$(46)
Total Written Options							$(233)	$(362)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
					Implied
					Credit Spread at			Unrealized
		Fixed	Payment	Maturity	March 31,	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
	Japan Government International
BOA	Bond	(1.000)%	Quarterly	06/20/2022	0.109%	$200	$(7)	$1	$0	$(6)
	Japan Government International
BPS	Bond	(1.000)	Quarterly	06/20/2022	0.109	1,700	(61)	13	0	(48)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	3,000	(73)	(17)	0	(90)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	800	(15)	(7)	0	(22)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	1,200	(41)	7	0	(34)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	2,000	(51)	(9)	0	(60)
	Japan Government International
CBK	Bond	(1.000)	Quarterly	06/20/2022	0.109	1,000	(35)	7	0	(28)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	1,600	(31)	(12)	0	(43)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	1,700	(60)	12	0	(48)
	South Korea Government
HUS	International Bond	(1.000)	Quarterly	06/20/2023	0.263	800	(20)	(4)	0	(24)
	South Korea Government
JPM	International Bond	(1.000)	Quarterly	06/20/2023	0.263	200	(5)	(1)	0	(6)
							$(399)	$(10)	$0	$(409)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
					Implied
					Credit Spread at			Unrealized
		Fixed	Payment	Maturity	March 31,	Notional	Premiums	Appreciation/
Counterparty	Reference Entity	Receive Rate	Frequency	Date	2019(3)	Amount(4)	Paid/(Received)	(Depreciation)	Asset	Liability
	South Africa Government
GST	International Bond	1.000%	Quarterly	06/20/2024	1.984%	$900	$(40)	$(2)	$0	$(42)
	South Africa Government
JPM	International Bond	1.000	Quarterly	06/20/2023	1.710	400	(20)	9	0	(11)
							$(60)	$7	$0	$(53)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
								Unrealized
		Fixed	Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Index/Tranches	(Pay) Rate	Frequency	Date	Amount(4)		Paid/(Received)	(Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,400	$73	$(76)	$0	$(3)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)  March 31, 2019 (Unaudited)

CROSS-CURRENCY SWAPS

Swap Agreements, at Value
						Notional Amount	Notional Amount		Unrealized
			Payment	Maturity		of Currency	of Currency	Premiums	Appreciation/(
Counterparty	Receive	Pay	Frequency	Date(6)		Received	Delivered	Paid/(Received)	Depreciation)	Asset	Liability
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.270% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
CBK	currency received	currency delivered	Maturity	06/19/2019	EUR	3,400	$3,848	$68	$(107)	$0	$(39)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.283% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
GLM	currency received	currency delivered	Maturity	06/19/2019		19,600	22,183	369	(594)	0	(225)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.299% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
	currency received	currency delivered	Maturity	06/19/2019		17,200	19,467	413	(612)	0	(199)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.270% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
MYC	currency received	currency delivered	Maturity	06/19/2019		25,600	28,974	510	(804)	0	(294)
Floating rate
equal to 3-Month
	EUR-LIBOR less	Floating rate equal to
	0.265% based on	3-Month USD-LIBOR
	the notional	based on the
	amount of	notional amount of
TOR	currency received	currency delivered	Maturity	06/19/2019		26,500	29,993	474	(777)	0	(303)
								$1,834	$(2,894)	$0	$(1,060)

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
BPS	Pay	1-Year ILS-TELBOR	1.180%	Annual	01/30/2024	ILS	8,500	$0	$38	$38	$0
	Pay	3-Month KRW-KORIBOR	1.795	Quarterly	03/20/2029	KRW	6,711,000	0	93	93	0
NGF	Pay	3-Month KRW-KORIBOR	1.725	Quarterly	03/20/2024		6,038,000	0	27	27	0
SCX	Pay	3-Month KRW-KORIBOR	1.795	Quarterly	03/20/2029		1,043,000	0	14	14	0
								$0	$172	$172	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(7)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability

		iBoxx USD Liquid High		3-Month USD-
GST	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	$1,400	$10	$(36)	$0	$(26)
		iBoxx USD Liquid High		3-Month USD-
	Receive	Yield Index	N/A	LIBOR	Maturity	09/20/2019	1,800	0	(32)	0	(32)
		iBoxx USD Liquid High		3-Month USD-
	Receive	Yield Index	N/A	LIBOR	Maturity	12/20/2019	1,000	0	(6)	0	(6)
								$10	$(74)	$0	$(64)
Total Swap Agreements								$1,458	$(2,875)	$172	$(1,589)

(l)	Securities with an aggregate market value of $1,271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(7)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$670	$0	$670
Australia
Asset-Backed Securities	0	477	0	477
Corporate Bonds & Notes	0	304	0	304
Sovereign Issues	0	106	0	106
Brazil
Corporate Bonds & Notes	0	2,974	0	2,974
Canada
Corporate Bonds & Notes	0	9,180	0	9,180
Non-Agency Mortgage-Backed Securities	0	997	0	997
Sovereign Issues	0	6,816	0	6,816
Cayman Islands
Asset-Backed Securities	0	13,312	0	13,312
Corporate Bonds & Notes	0	2,048	0	2,048
China
Sovereign Issues	0	2,867	0	2,867
Denmark
Corporate Bonds & Notes	0	16,472	0	16,472
France
Corporate Bonds & Notes	0	9,269	0	9,269
Sovereign Issues	0	11,039	0	11,039
Germany
Corporate Bonds & Notes	0	13,466	0	13,466
Guernsey, Channel Islands
Corporate Bonds & Notes	0	813	0	813
Hong Kong
Corporate Bonds & Notes	0	914	0	914
India
Corporate Bonds & Notes	0	404	0	404
Indonesia
Corporate Bonds & Notes	0	312	0	312
Ireland
Asset-Backed Securities	0	3,089	0	3,089
Corporate Bonds & Notes	0	4,023	0	4,023
Sovereign Issues	0	1,036	0	1,036
Israel
Sovereign Issues	0	819	0	819
Italy
Corporate Bonds & Notes	0	2,186	0	2,186
Sovereign Issues	0	8,018	0	8,018
Japan
Corporate Bonds & Notes	0	8,449	0	8,449
Sovereign Issues	0	34,553	0	34,553
Kuwait
Sovereign Issues	0	3,066	0	3,066
Lithuania
Sovereign Issues	0	1,059	0	1,059
Luxembourg
Asset-Backed Securities	0	169	0	169
Corporate Bonds & Notes	0	1,522	0	1,522
Multinational
Corporate Bonds & Notes	0	925	0	925
Netherlands
Asset-Backed Securities	0	737	0	737
Corporate Bonds & Notes	0	8,111	0	8,111
Norway
Corporate Bonds & Notes	0	1,611	0	1,611
Sovereign Issues	0	220	0	220
Peru
Sovereign Issues	0	3,019	0	3,019

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2019 (Unaudited)

Poland
Sovereign Issues	0	1,740	0	1,740
Qatar
Corporate Bonds & Notes	0	408	0	408
Sovereign Issues	0	8,728	0	8,728
Saudi Arabia
Sovereign Issues	0	7,887	0	7,887
Singapore
Corporate Bonds & Notes	0	3,375	0	3,375
Slovenia
Sovereign Issues	0	1,578	0	1,578
South Korea
Corporate Bonds & Notes	0	395	0	395
Sovereign Issues	0	206	0	206
Spain
Asset-Backed Securities	0	142	0	142
Corporate Bonds & Notes	0	4,971	0	4,971
Sovereign Issues	0	11,871	0	11,871
Supranational
Corporate Bonds & Notes	0	597	0	597
Sweden
Corporate Bonds & Notes	0	25,584	0	25,584
Switzerland
Corporate Bonds & Notes	0	4,744	0	4,744
Sovereign Issues	0	456	0	456
United Arab Emirates
Corporate Bonds & Notes	0	694	0	694
Sovereign Issues	0	1,391	0	1,391
United Kingdom
Corporate Bonds & Notes	0	33,349	0	33,349
Non-Agency Mortgage-Backed Securities	0	19,098	0	19,098
Preferred Securities	0	182	0	182
Sovereign Issues	0	11,988	0	11,988
United States
Asset-Backed Securities	0	32,374	0	32,374
Corporate Bonds & Notes	0	73,537	0	73,537
Loan Participations and Assignments	0	1,064	0	1,064
Non-Agency Mortgage-Backed Securities	0	8,539	0	8,539
U.S. Government Agencies	0	86,620	0	86,620
U.S. Treasury Obligations	0	38,605	0	38,605
Short-Term Instruments
Repurchase Agreements	0	8,110	0	8,110
Argentina Treasury Bills	0	22	0	22
Japan Treasury Bills	0	22,024	0	22,024

	$0	$585,331	$0	$585,331
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,433	$0	$0	$35,433

Total Investments	$35,433	$585,331	$0	$620,764

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(6,113)	$0	$(6,113)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	335	652	0	987
Over the counter	0	7,292	0	7,292

	$335	$7,944	$0	$8,279
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(438)	(902)	0	(1,340)
Over the counter	0	(5,373)	0	(5,373)

	$(438)	$(6,275)	$0	$(6,713)

Total Financial Derivative Instruments	$(103)	$1,669	$0	$1,566

Totals	$35,330	$580,887	$0	$616,217

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 113.1% ¤

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	470	$11
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		700	18
Total Argentina (Cost $62)			29

AUSTRALIA 1.0%

CORPORATE BONDS & NOTES 0.7%

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$100	102
Woodside Finance Ltd.
4.600% due 05/10/2021		100	102
			204
SOVEREIGN ISSUES 0.3%

New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	131	106
Total Australia (Cost $335)			310

BRAZIL 1.6%

CORPORATE BONDS & NOTES 0.6%

Petrobras Global Finance BV
5.999% due 01/27/2028		$136	138
6.125% due 01/17/2022		34	36
			174
SOVEREIGN ISSUES 1.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2019 (b)	BRL	1,200	302
Total Brazil (Cost $484)			476

CANADA 2.2%

CORPORATE BONDS & NOTES 0.3%

Enbridge, Inc.
3.311% (US0003M + 0.700%) due 06/15/2020 ~		$100	100

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Canadian Mortgage Pools
2.338% due 07/01/2020	CAD	55	41

SOVEREIGN ISSUES 1.8%

Province of Alberta
2.350% due 06/01/2025		100	76
Province of Ontario
2.600% due 06/02/2025		500	384
Province of Quebec
3.500% due 12/01/2022		100	79
			539
Total Canada (Cost $674)			680

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 2.8%

Apex Credit CLO Ltd.
3.611% due 10/27/2028 •		$100	100
Atrium Corp.
4.122% due 10/23/2024 •		243	244

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Crown Point CLO Ltd.
3.975% due 10/20/2028 •		100	100
Dryden Senior Loan Fund
3.687% due 10/15/2027 •		100	99
Figueroa CLO Ltd.
3.483% due 06/20/2027 •		100	99
Monarch Grove CLO
3.651% due 01/25/2028 •		100	99
Zais CLO Ltd.
3.937% due 04/15/2028 •		100	100
			841
CORPORATE BONDS & NOTES 0.7%

Sands China Ltd.
5.400% due 08/08/2028		200	210
Total Cayman Islands (Cost $1,044)			1,051

DENMARK 3.6%

CORPORATE BONDS & NOTES 3.6%

Jyske Realkredit A/S
1.500% due 10/01/2037	DKK	272	42
2.000% due 10/01/2047		357	56
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2037		97	15
2.000% due 10/01/2047		891	139
2.000% due 10/01/2050		1,864	291
2.500% due 10/01/2037		54	9
3.000% due 10/01/2047		38	6
Nykredit Realkredit A/S
1.500% due 10/01/2037		97	15
2.000% due 10/01/2047		870	136
2.500% due 10/01/2036		56	9
2.500% due 10/01/2047		64	10
Realkredit Danmark A/S
2.000% due 10/01/2047		1,898	297
2.000% due 10/01/2050		294	46
2.500% due 07/01/2036		69	11
2.500% due 07/01/2047		55	9
3.000% due 07/01/2046		33	5
Total Denmark (Cost $1,055)			1,096

FRANCE 3.8%

CORPORATE BONDS & NOTES 1.0%

Altice France S.A.
5.625% due 05/15/2024	EUR	100	116
Danone S.A.
2.077% due 11/02/2021		$200	196
			312
SOVEREIGN ISSUES 2.8%

France Government International Bond
2.000% due 05/25/2048	EUR	400	526
3.250% due 05/25/2045		200	328
			854
Total France (Cost $1,023)			1,166

GERMANY 3.2%

CORPORATE BONDS & NOTES 3.2%

Deutsche Bank AG
2.700% due 07/13/2020		$100	99
4.250% due 10/14/2021		200	201
Kreditanstalt fuer Wiederaufbau
0.250% due 09/15/2025	EUR	200	228
0.625% due 02/22/2027		200	234
6.000% due 08/20/2020	AUD	100	75
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	100	113
Total Germany (Cost $981)			950

IRELAND 0.5%

SOVEREIGN ISSUES 0.5%

Ireland Government Bond
5.400% due 03/13/2025	EUR	100	148

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Ireland (Cost $137)			148

ITALY 2.2%

SOVEREIGN ISSUES 2.2%

Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	200	220
2.450% due 10/01/2023		50	59
2.500% due 11/15/2025		100	115
2.950% due 09/01/2038		100	108
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	152
Total Italy (Cost $674)			654

JAPAN 9.6%

CORPORATE BONDS & NOTES 1.3%

Central Nippon Expressway Co. Ltd.
3.278% (US0003M + 0.540%) due 08/04/2020 ~		$200	200
Sumitomo Mitsui Financial Group, Inc.
4.281% (US0003M + 1.680%) due 03/09/2021 ~		200	205
			405
SOVEREIGN ISSUES 8.3%

Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	196
Japan Bank for International Cooperation
2.500% due 06/01/2022		200	200
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		200	200
Japan Government Forty Year Bond
0.800% due 03/20/2058	JPY	10,000	97
Japan Government International Bond
0.000% due 03/10/2028 (d)		30,168	284
0.300% due 06/20/2046		80,000	690
0.500% due 09/20/2046		55,000	499
0.700% due 12/20/2048		35,000	333
			2,499
Total Japan (Cost $2,949)			2,904

JERSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Heathrow Funding Ltd.
4.875% due 07/15/2023		$100	103
Total Jersey, Channel Islands (Cost $104)			103

KUWAIT 0.7%

SOVEREIGN ISSUES 0.7%

Kuwait International Government Bond
3.500% due 03/20/2027		$200	205
Total Kuwait (Cost $198)			205

LITHUANIA 0.3%

SOVEREIGN ISSUES 0.3%

Lithuania Government International Bond
6.125% due 03/09/2021		$100	106
Total Lithuania (Cost $105)			106

NETHERLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%

Cooperatieve Rabobank UA
6.875% due 03/19/2020 (f)	EUR	100	119
Deutsche Telekom International Finance BV
1.950% due 09/19/2021		$200	196
ING Bank NV
2.625% due 12/05/2022		250	250
Mylan NV
2.500% due 06/07/2019		55	55

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Netherlands (Cost $624)			620

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%

DNB Boligkreditt A/S
3.250% due 06/28/2023		$200	205
Total Norway (Cost $200)			205

PERU 0.6%

SOVEREIGN ISSUES 0.6%

Peru Government International Bond
5.940% due 02/12/2029	PEN	100	32
6.350% due 08/12/2028		400	130
6.950% due 08/12/2031		100	34
Total Peru (Cost $193)			196

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Poland Government International Bond
2.250% due 04/25/2022	PLN	400	105
Total Poland (Cost $100)			105

QATAR 2.1%

SOVEREIGN ISSUES 2.1%

Qatar Government International Bond
3.875% due 04/23/2023		$200	206
4.000% due 03/14/2029		200	207
4.500% due 04/23/2028		200	214
Total Qatar (Cost $600)			627

SAUDI ARABIA 0.7%

SOVEREIGN ISSUES 0.7%

Saudi Government International Bond
2.375% due 10/26/2021		$200	197
Total Saudi Arabia (Cost $199)			197

SPAIN 2.6%

CORPORATE BONDS & NOTES 0.4%

Banco Santander S.A.
6.250% due 09/11/2021 •(e)(f)	EUR	100	115

SOVEREIGN ISSUES 2.2%

Autonomous Community of Catalonia
4.950% due 02/11/2020		150	174
Spain Government International Bond
1.400% due 07/30/2028		300	349
2.900% due 10/31/2046		100	129
			652
Total Spain (Cost $780)			767

SWEDEN 5.2%

CORPORATE BONDS & NOTES 5.2%

Danske Hypotek AB
1.000% due 12/21/2022	SEK	2,000	220
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		1,500	167
2.250% due 09/21/2022		2,300	263
Nordea Hypotek AB
1.000% due 04/08/2022		3,400	374
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		500	56
Stadshypotek AB
1.500% due 12/15/2021		1,000	111
4.500% due 09/21/2022		2,000	246
Swedbank Hypotek AB
1.000% due 09/15/2021		600	66
1.000% due 06/15/2022		600	66

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Total Sweden (Cost $1,643)			1,569

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 0.7%

UBS AG
3.175% due 06/08/2020 •		$200	201

SOVEREIGN ISSUES 0.3%

Switzerland Government International Bond
3.500% due 04/08/2033	CHF	50	76
Total Switzerland (Cost $272)			277

UNITED ARAB EMIRATES 0.7%

SOVEREIGN ISSUES 0.7%

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$200	198
Total United Arab Emirates (Cost $200)			198

UNITED KINGDOM 13.0%

CORPORATE BONDS & NOTES 7.5%

Barclays PLC
4.114% (US0003M + 1.430%) due 02/15/2023 ~		$200	199
6.500% due 09/15/2019 •(e)(f)	EUR	200	227
BG Energy Capital PLC
4.000% due 10/15/2021		$200	205
British Telecommunications PLC
9.625% due 12/15/2030		60	86
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	202
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	162
Marks & Spencer PLC
3.000% due 12/08/2023		100	132
Nationwide Building Society
4.363% due 08/01/2024 •		$200	203
6.875% due 06/20/2019 •(e)(f)	GBP	100	131
Natwest Markets PLC
0.625% due 03/02/2022	EUR	100	111
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(e)(f)		$200	204
Santander UK Group Holdings PLC
2.875% due 10/16/2020		200	200
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	48	76
Virgin Money PLC
2.250% due 04/21/2020		100	131
			2,269
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%

Eurosail PLC
0.000% due 12/10/2044 •	EUR	24	27
0.000% due 03/13/2045 •		31	34
1.003% due 03/13/2045 •	GBP	62	80
Kensington Mortgage Securities PLC
0.000% due 06/14/2040 •	EUR	32	35
Mansard Mortgages PLC
1.495% due 12/15/2049 •	GBP	89	114
Newgate Funding PLC
1.845% due 12/15/2050 •		130	163
Ripon Mortgages PLC
1.659% due 08/20/2056 •		81	105
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	98	103
1.015% due 06/12/2044 •	GBP	112	139
			800
SOVEREIGN ISSUES 2.8%

United Kingdom Gilt
3.250% due 01/22/2044		350	613

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

3.500% due 01/22/2045		120	220
			833
Total United Kingdom (Cost $3,855)			3,902

UNITED STATES 46.7%

ASSET-BACKED SECURITIES 4.3%

Bayview Opportunity Master Fund Trust
4.090% due 05/28/2033 Ø		$56	56
Citigroup Mortgage Loan Trust, Inc.
2.746% due 06/25/2037 •		200	193
Countrywide Asset-Backed Certificates
2.626% due 07/25/2037 •		24	22
2.706% due 06/25/2047 •		300	289
2.726% due 04/25/2037 •		56	44
Countrywide Asset-Backed Certificates Trust
3.146% due 08/25/2035 •		155	153
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		26	26
Renaissance Home Equity Loan Trust
5.036% due 12/25/2032 •		69	67
Saxon Asset Securities Trust
4.236% due 12/25/2037 •		67	62
SG Mortgage Securities Trust
2.636% due 10/25/2036 •		200	180
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	13	14
Structured Asset Investment Loan Trust
4.211% due 10/25/2034 •		$116	116
Structured Asset Securities Corp. Mortgage Loan Trust
2.621% due 07/25/2036 •		16	16
Terwin Mortgage Trust
3.426% due 11/25/2033 •		2	2
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø		63	63
			1,303
CORPORATE BONDS & NOTES 15.0%

Ally Financial, Inc.
3.750% due 11/18/2019		100	100
AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		200	201
3.737% (US0003M + 0.950%) due 07/15/2021 ~		100	101
3.777% (US0003M + 1.180%) due 06/12/2024 ~		100	99
Bank of America Corp.
5.875% due 03/15/2028 •(e)		50	51
BAT Capital Corp.
3.222% due 08/15/2024		100	98
3.283% due 08/14/2020 •		100	100
Becton Dickinson and Co.
3.250% due 11/12/2020		100	100
Campbell Soup Co.
3.300% due 03/15/2021		100	101
Cardinal Health, Inc.
1.948% due 06/14/2019		100	100
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		100	103
CNH Industrial Capital LLC
4.875% due 04/01/2021		100	103
CVS Health Corp.
3.700% due 03/09/2023		100	102
Dell International LLC
4.420% due 06/15/2021		100	103
Delta Air Lines, Inc.
2.875% due 03/13/2020		100	100
Discovery Communications LLC
2.800% due 06/15/2020		100	100
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		100	100
Energy Transfer Operating LP
4.650% due 06/01/2021		100	103
ERAC USA Finance LLC
2.600% due 12/01/2021		100	98
Ford Motor Credit Co. LLC
2.425% due 06/12/2020		200	197
General Motors Financial Co., Inc.
3.647% (US0003M + 0.850%) due 04/09/2021 ~		100	99
HCA, Inc.
6.500% due 02/15/2020		100	103
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		100	103
KLA-Tencor Corp.
4.125% due 11/01/2021		100	103

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Komatsu Finance America, Inc.
2.118% due 09/11/2020	200	197
Kraft Heinz Foods Co.
3.267% (US0003M + 0.570%) due 02/10/2021 ~	100	100
Mid-America Apartments LP
4.200% due 06/15/2028	100	103
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	80	79
Navient Corp.
4.875% due 06/17/2019	69	69
NextEra Energy Capital Holdings, Inc.
3.352% (US0003M + 0.720%) due 02/25/2022 ~	100	100
Nissan Motor Acceptance Corp.
3.287% due 09/28/2022 •	100	98
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	100	101
Plains All American Pipeline LP
5.750% due 01/15/2020	100	102
QVC, Inc.
3.125% due 04/01/2019	100	100
Rockwell Collins, Inc.
2.800% due 03/15/2022	100	100
Ryder System, Inc.
2.650% due 03/02/2020	300	300
Springleaf Finance Corp.
8.250% due 12/15/2020	100	108
Time Warner Cable LLC
4.125% due 02/15/2021	100	102
Verizon Communications, Inc.
2.625% due 08/15/2026	100	95
Zimmer Biomet Holdings, Inc.
3.375% (US0003M + 0.750%) due 03/19/2021 ~	100	100
3.550% due 04/01/2025	100	99
		4,521
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Charter Communications Operating LLC
4.500% due 04/30/2025	97	97

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%

Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	85	82
BCAP LLC Trust
5.750% due 02/28/2037 ~	55	51
Bear Stearns ALT-A Trust
3.960% due 11/25/2036 ^~	76	63
Chase Mortgage Finance Trust
3.677% due 07/25/2037 ~	4	3
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	6	6
Commercial Mortgage Trust
1.923% due 07/10/2046 ~(a)	387	7
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	160	122
Countrywide Alternative Loan Trust
3.186% due 05/25/2036 •	273	163
Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	61	50
DBUBS Mortgage Trust
0.307% due 11/10/2046 ~(a)	200	1
0.705% due 11/10/2046 ~(a)	133	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.676% due 08/25/2047 •	128	117
First Horizon Mortgage Pass-Through Trust
4.771% due 05/25/2037 ^~	23	19
GSR Mortgage Loan Trust
4.460% due 11/25/2035 ~	66	66
HarborView Mortgage Loan Trust
3.042% due 02/19/2036 •	223	189
Impac CMB Trust
3.206% due 10/25/2034 •	52	51
IndyMac Mortgage Loan Trust
2.966% due 07/25/2035 •	19	19
JPMorgan Alternative Loan Trust
4.397% due 12/25/2035 ^~	56	49
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	173	175
JPMorgan Mortgage Trust
4.351% due 02/25/2036 ^~	12	10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
3.344% due 08/15/2032 •	26	25
Merrill Lynch Mortgage Investors Trust
4.447% due 02/25/2035 ~	6	7

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Morgan Stanley Bank of America Merrill Lynch Trust
0.993% due 12/15/2048 ~(a)		288	9
Structured Asset Securities Corp.
2.766% due 01/25/2036 •		18	16
Thornburg Mortgage Securities Trust
4.044% due 06/25/2047 ^•		10	9
WaMu Mortgage Pass-Through Certificates Trust
3.970% due 09/25/2036 ~		12	12
4.467% due 03/25/2035 ~		50	51
4.809% due 03/25/2034 ~		54	55
Wells Fargo Mortgage-Backed Securities Trust
5.750% due 02/25/2037		4	4
Wells Fargo Mortgage-Backed Securities Trust
4.532% due 10/25/2035 ~		10	11
6.000% due 10/25/2037		14	14
			1,457
U.S. GOVERNMENT AGENCIES 15.3%

Fannie Mae, TBA
3.500% due 05/01/2049		2,400	2,432
4.000% due 05/01/2049		1,500	1,542
Freddie Mac
1.592% due 01/15/2038 ~(a)		47	3
2.859% due 01/15/2038		47	47
3.084% due 12/15/2037 •		4	4
3.500% due 08/01/2047		483	491
NCUA Guaranteed Notes
3.041% due 12/08/2020 •		75	75
Small Business Administration
5.980% due 05/01/2022		12	12
			4,606
U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025		106	106
0.500% due 01/15/2028 (h)		714	713
1.000% due 02/15/2048		306	314
2.500% due 01/15/2029		117	139
U.S. Treasury Notes
2.875% due 04/30/2025 (h)		800	827
			2,099
Total United States (Cost $13,680)			14,083

SHORT-TERM INSTRUMENTS 4.8%

REPURCHASE AGREEMENTS (g) 0.9%
			258

ARGENTINA TREASURY BILLS 0.0%
49.507% due 06/28/2019 (b)(c)	ARS	50	1
JAPAN TREASURY BILLS 3.9%
(0.129)% due 06/17/2019 (b)(c)	JPY	130,000	1,173
Total Short-Term Instruments (Cost $1,427)			1,432
Total Investments in Securities (Cost $33,598)			34,056
		SHARES

INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short Asset Portfolio		58,324	580
PIMCO Short-Term Floating NAV Portfolio III		51,156	506
Total Short-Term Instruments (Cost $1,090)			1,086
Total Investments in Affiliates (Cost $1,090)			1,086
Total Investments 116.7% (Cost $34,688)			$35,142
Financial Derivative Instruments (i)(j) (0.6)%(Cost or Premiums, net $478)			(184)
Other Assets and Liabilities, net (16.1)%			(4,833)
Net Assets 100.0%			$30,125

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MEI	1.710%	03/07/2019	04/08/2019	CAD	229	Canada Government International Bond 2.750% due	$(180)	$171	$171
						12/01/2048
	1.710	03/11/2019	04/08/2019		116	Canada Government International Bond 2.750% due	(90)	87	87
						12/01/2048

Total Repurchase Agreements							$(270)	$258	$258

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	2.700%	03/07/2019	04/08/2019	$(822)	$(823)
IND	2.650	03/19/2019	04/05/2019	(707)	(708)
Total Reverse Repurchase Agreements					$(1,531)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.9)%
Sovereign Issues (0.9)%
Canadian Government Bond	2.750%	12/01/2048	CAD	6,800	$(5,754)	$(6,113)
Total Short Sales (0.9)%					$(5,754)	$(6,113)

(h)	Securities with an aggregate market value of $1,540 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(2,581) at a weighted average interest rate of 2.289%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(2) of accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$109.000	05/24/2019	2	$2	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	110.500	05/24/2019	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	114.000	05/24/2019	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	107.500	05/24/2019	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	28	28	0	0
Total Purchased Options					$0	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$123.000	04/26/2019	2	2	$0	$0
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	125.000	04/26/2019	2	2	(1)	(1)
Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	30	$7,309	$4	$0	$(1)
Australia Government 3-Year Note June Futures	06/2019	12	968	6	1	(1)
Australia Government 10-Year Bond June Futures	06/2019	5	492	10	2	(2)
Call Options Strike @ EUR 175.000 on Euro-OAT France
Government 10-Year Bond May 2019 Futures	05/2019	16	0	0	0	0
Canada Government 10-Year Bond June Futures	06/2019	1	104	2	0	(1)
Euro-Bobl June Futures	06/2019	5	747	6	0	(1)
Euro-BTP Italy Government Bond June Futures	06/2019	3	436	0	0	(1)
Euro-Buxl 30-Year Bond June Futures	06/2019	1	215	11	0	(1)
Japan Government 10-Year Bond June Futures	06/2019	2	2,766	15	5	0
Put Options Strike @ EUR 127.750 on Euro-Bobl June 2019 Futures	05/2019	5	0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2019	28	3,243	27	0	(6)
U.S. Treasury 10-Year Note June Futures	06/2019	6	745	6	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2019	49	7,911	25	1	0
				$112	$9	$(16)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3	$(732)	$(3)	$2	$0
90-Day Eurodollar March Futures	03/2020	12	(2,931)	(8)	2	0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	1	(3)	(2)	1	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	1	(2)	(1)	0	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	1	(2)	(1)	0	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	14	(2,555)	(67)	5	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	2	0	1	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate
September Futures	09/2020	49	(7,907)	(41)	0	0
United Kingdom Long Gilt June Futures	06/2019	7	(1,179)	(19)	1	(1)
				$(141)	$11	$(1)
Total Futures Contracts				$(29)	$20	$(17)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Reynolds
American, Inc.	(1.000)%	Quarterly	12/20/2020	0.181%		$100	$(3)	$2	$(1)	$0	$0
United Utilities
PLC	(1.000)	Quarterly	12/20/2020	0.173	EUR	100	(2)	0	(2)	0	0
							$(5)	$2	$(3)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon
Generation
Co. LLC	1.000%	Quarterly	06/20/2022	0.505%		$100	$0	$1	$1	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.741	EUR	100	0	1	1	0	0
							$0	$2	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$196	$(14)	$1	$(13)	$0	$(1)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023		2,100	(34)	(8)	(42)	0	(3)
iTraxx Europe Main 28 5-
Year Index	(1.000)	Quarterly	12/20/2022	EUR	2,800	(82)	11	(71)	0	(4)
						$(130)	$4	$(126)	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023		$100	$(4)	$1	$(3)	$0	$0
iTraxx Europe Main 31 5-
Year Index	1.000	Quarterly	06/20/2024	EUR	700	14	0	14	2	0
						$10	$1	$11	$2	$0

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.117%	Quarterly	03/02/2020	$2,700	$0	$0	$0	$0	$0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.091%	Quarterly	03/18/2022	2,900	0	0	0	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR(6)	+ 0.084%	Quarterly	04/26/2022	3,100	0	1	1	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.084%	Quarterly	06/12/2022	300	0	0	0	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.070%	Quarterly	06/12/2022	300	0	0	0	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.085%	Quarterly	06/19/2022	1,300	0	1	1	0	0
	1-Month USD-LIBOR
3-Month USD-LIBOR (6)	+ 0.073%	Quarterly	04/27/2023	1,300	0	0	0	0	0
					$0	$2	$2	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.673%	Annual	04/30/2025		$100	$0	$(4)	$(4)	$0	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.683	Annual	04/30/2025		300	0	(13)	(13)	1	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.684	Annual	04/30/2025		100	0	(4)	(4)	0	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.710	Annual	04/30/2025		100	0	(5)	(5)	0	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.714	Annual	04/30/2025		200	0	(9)	(9)	1	0
Receive	1-Year BRL-CDI	6.370	Maturity	01/02/2020	BRL	6,100	0	2	2	0	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/02/2020		9,600	0	1	1	0	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		100	0	1	1	0	0
	3-Month CAD-Bank
Pay(6)	Bill	2.500	Semi-Annual	06/19/2029	CAD	1,000	12	16	28	0	(6)
	3-Month CAD-Bank
Pay	Bill	1.750	Semi-Annual	12/16/2046		300	(41)	13	(28)	0	(3)
	3-Month CAD-Bank
Pay	Bill	2.750	Semi-Annual	12/18/2048		200	(1)	16	15	0	(2)
	3-Month CAD-Bank
Pay	Bill	2.565	Semi-Annual	03/07/2049		100	0	4	4	0	(1)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	5	4	0	(1)
Pay	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	460	0	2	2	0	0
Pay	3-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	100	0	0	0	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$900	(2)	2	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		6,500	129	(95)	34	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		200	1	(3)	(2)	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		200	(3)	8	5	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		1,650	38	(5)	33	3	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		500	16	1	17	0	(1)
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		300	(9)	(4)	(13)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,700	105	(95)	10	5	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		700	(9)	(28)	(37)	2	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		100	2	3	5	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		350	(11)	(1)	(12)	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		550	62	(52)	10	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		200	6	(24)	(18)	1	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		100	(5)	(2)	(7)	0	0
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		300	(16)	(6)	(22)	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	0	0	0	0
	6-Month CZK-
Pay	PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	0	0	0	0
	6-Month EUR-
Pay(6)	EURIBOR	0.000	Annual	06/19/2021	EUR	1,200	1	4	5	0	0
	6-Month EUR-
Pay(6)	EURIBOR	0.000	Annual	09/18/2021		2,200	6	2	8	0	(1)
	6-Month EUR-
Pay(6)	EURIBOR	0.500	Annual	06/19/2024		200	1	4	5	0	0
	6-Month EUR-
Pay(6)	EURIBOR	0.250	Annual	09/18/2024		4,300	18	22	40	0	(9)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	03/08/2029		500	(2)	4	2	0	(1)
	6-Month EUR-
Pay(6)	EURIBOR	1.000	Annual	06/19/2029		1,700	4	90	94	0	(7)
	6-Month EUR-
Pay(6)	EURIBOR	0.750	Annual	09/18/2029		1,600	14	22	36	0	(7)
	6-Month EUR-
Receive(6)	EURIBOR	1.250	Annual	09/18/2049		250	(2)	(10)	(12)	5	0
Pay (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020	GBP	2,600	7	15	22	0	0
Pay(6)	6-Month GBP-LIBOR	1.000	Semi-Annual	09/18/2021		900	(3)	4	1	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/16/2021		2,600	(1)	(17)	(18)	0	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024		100	0	(1)	(1)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		50	0	(2)	(2)	0	0
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		200	(3)	12	9	0	(2)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	1	1	0	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	200,000	(6)	19	13	1	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		45,000	(10)	(3)	(13)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		300,000	(27)	(73)	(100)	0	(7)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		250,000	319	100	419	13	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		40,000	37	20	57	3	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		60,000	(79)	(65)	(144)	0	(8)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		2,000	0	(2)	(2)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

Pay	6-Month JPY-LIBOR	0.724	Semi-Annual	01/24/2049		2,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	3,700	(17)	4	(13)	0	(1)
							$530	$(125)	$405	$43	$(58)
Total Swap Agreements							$405	$(114)	$291	$45	$(66)

Cash of $557 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	06/2019	SGD	24		$18	$0	$0
BOA	04/2019	AUD	85		60	0	0
	04/2019	BRL	270		70	1	0
	04/2019	CHF	13		13	0	0
	04/2019	DKK	5,306		814	17	0
	04/2019	NOK	25,657		2,986	11	0
	04/2019	SEK	80		9	0	0
	04/2019		$69	BRL	270	0	0
	04/2019		6,760	EUR	6,006	0	(22)
	04/2019		43	JPY	4,800	0	0
	05/2019	EUR	6,006		$6,777	22	0
	05/2019		$2,989	NOK	25,657	0	(11)
	03/2020	RON	103	EUR	21	0	0
BPS	04/2019	ARS	1,439		$33	0	0
	04/2019	AUD	38		27	0	0
	04/2019	CNH	172		25	0	(1)
	04/2019	GBP	9		12	0	0
	04/2019	PEN	13		4	0	0
	04/2019	TRY	109		19	0	0
	04/2019		$37	ARS	1,439	0	(3)
	04/2019		31	AUD	43	0	0
	04/2019		40	CAD	53	0	0
	04/2019		109	CNH	751	3	0
	04/2019		55	INR	3,788	0	(1)
	04/2019		32	JPY	3,600	0	0
	04/2019		30	NZD	44	0	0
	05/2019	ARS	26		$1	0	0
	05/2019		$30	TRY	168	0	(1)
	06/2019	INR	10,689		$148	0	(4)
	06/2019	TRY	77		13	0	0
	07/2019	RON	325		77	1	0
	07/2019		$53	CNH	364	1	0
	03/2020	RON	89	EUR	18	0	0
BRC	04/2019	CLP	217		$0	0	0
	04/2019	MXN	15		1	0	0
	04/2019		$184	EUR	162	0	(2)
	04/2019		1,463	JPY	161,700	0	(4)
	04/2019		21	KRW	23,546	0	0
	06/2019		15	IDR	214,946	0	0
	08/2019	MXN	2,217		$113	1	0
CBK	04/2019	CAD	52		39	0	0
	04/2019	CNH	245		36	0	0
	04/2019	EUR	609		689	6	0
	04/2019	GBP	131		173	2	0
	04/2019	JPY	223,100		2,023	10	0
	04/2019	MXN	849		44	0	0
	04/2019	NOK	1,045		121	0	0
	04/2019	PEN	504		152	0	0
	04/2019	PLN	10		3	0	0
	04/2019		$92	AUD	130	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019		279	CAD	368	0	(3)
	04/2019		464	EUR	409	0	(5)
	04/2019		92	GBP	70	0	(1)
	04/2019		480	JPY	52,921	0	(3)
	04/2019		137	MXN	2,658	0	0
	04/2019		239	NOK	2,077	2	0
	04/2019		80	NZD	117	0	(1)
	04/2019		1,332	SEK	12,281	0	(12)
	05/2019	EUR	83		$97	3	0
	05/2019	SEK	2,920		317	2	0
	05/2019		$2,028	JPY	223,100	0	(9)
	06/2019	EUR	13	TRY	84	0	(1)
	06/2019	GBP	42		$56	1	0
	06/2019	HKD	595		76	0	0
	06/2019	TRY	91	EUR	14	1	0
	06/2019		$1,645		1,411	0	(52)
	06/2019		114	MXN	2,234	0	0
	07/2019	CNH	394		$59	0	0
	07/2019		$53	CNH	364	1	0
	08/2019	MXN	4,028		$204	1	0
	09/2019	EUR	8	TRY	54	0	(1)
	03/2020	RON	90	EUR	18	0	0
DUB	04/2019	SEK	165		16	0	0
FBF	04/2019	EUR	31	SEK	318	0	(1)
GLM	04/2019	AUD	4,363		$3,092	0	(6)
	04/2019	CAD	40		30	1	0
	04/2019	CHF	91		91	0	0
	04/2019	JPY	13,380		120	0	0
	04/2019	MXN	1,794		92	0	0
	04/2019	SEK	85		9	0	0
	04/2019		$3,328	AUD	4,657	0	(22)
	04/2019		2,968	CHF	2,957	2	0
	04/2019		85	EUR	75	0	(1)
	04/2019		1,473	GBP	1,108	0	(29)
	04/2019		174	INR	12,040	0	(1)
	05/2019	RUB	1,652		$25	0	0
	05/2019		$5	ARS	210	0	0
	05/2019		3,053	AUD	4,305	5	0
	05/2019		72	ZAR	1,036	0	0
	06/2019	KRW	410,538		$366	5	0
	06/2019		$41	KRW	46,918	0	0
	06/2019		429	MYR	1,746	0	(1)
	07/2019		7	ARS	321	0	0
	08/2019	MXN	1,416		$72	1	0
HUS	04/2019	ARS	1,077		26	1	0
	04/2019	CAD	918		690	3	0
	04/2019	CNH	745		110	0	(1)
	04/2019	KRW	95,396		84	0	0
	04/2019	PLN	617		166	5	0
	04/2019	RUB	1,052		16	0	0
	04/2019		$25	ARS	1,077	0	0
	04/2019		3,142	CAD	4,146	0	(40)
	04/2019		1	CHF	1	0	0
	04/2019		31	GBP	23	0	(1)
	04/2019		61	JPY	6,800	0	0
	04/2019		32	KRW	35,881	0	0
	04/2019		3,082	NOK	26,477	0	(12)
	04/2019		2,291	NZD	3,324	0	(27)
	04/2019		55	PLN	207	0	(2)
	05/2019	ARS	121		3	0	0
	05/2019		$100	EUR	83	0	(7)
	06/2019	MXN	308		$16	0	0
	06/2019	RUB	3,396		51	0	0
	06/2019		$320	KRW	362,246	0	(1)
	07/2019	CNH	2,509		$368	0	(5)
	07/2019		$382	CNH	2,622	8	0
	09/2019	EUR	5	TRY	34	0	0
	10/2019	INR	6,983		$95	0	(3)
	10/2019		$95	INR	6,990	3	0
IND	04/2019	CNH	189		$27	0	(1)
JPM	04/2019	ARS	482		12	1	0
	04/2019	AUD	422		300	0	0
	04/2019	CAD	120		90	0	0
	04/2019	CHF	2,910		2,929	7	0
	04/2019	CNH	553		82	0	(1)
	04/2019	EUR	5,962		6,806	118	0
	04/2019	GBP	69		91	1	0
	04/2019	JPY	15,800		143	1	0
	04/2019	NOK	2,242		261	2	(1)
	04/2019	NZD	1,602		1,096	5	0
	04/2019	SEK	3,216		346	1	(1)
	04/2019	TRY	184		32	0	0
	04/2019		$11	ARS	482	0	0
	04/2019		116	AUD	164	0	0
	04/2019		212	CHF	212	1	0
	04/2019		20	DKK	130	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

	04/2019		151	JPY	16,764	1	0
	04/2019		91	NOK	773	0	(1)
	04/2019		122	NZD	176	0	(2)
	04/2019		90	SEK	830	0	(1)
	05/2019	SEK	115		$12	0	0
	05/2019	TRY	111		19	0	0
	05/2019		$2,938	CHF	2,910	0	(7)
	06/2019	TRY	13	EUR	2	0	0
	07/2019	BRL	1,200		$315	11	0
	07/2019	CNH	128		19	0	0
	07/2019	DKK	5,261		799	2	0
	07/2019		$25	DKK	165	0	0
	08/2019		1,119	MXN	22,026	0	(8)
MSB	04/2019		172	CNH	1,182	4	0
	04/2019		8	TRY	47	0	0
	05/2019	TRY	48		$8	0	0
	06/2019	EUR	1	TRY	6	0	0
	07/2019	CNH	319		$47	0	(1)
	03/2020	RON	90	EUR	18	0	0
MYI	04/2019	CAD	153		$115	0	0
	04/2019	CHF	182		180	0	(2)
	04/2019	DKK	50		8	0	0
	04/2019	EUR	241		275	4	0
	04/2019		$60	AUD	85	0	0
	04/2019		31	EUR	27	0	0
	04/2019		61	NOK	524	0	(1)
	04/2019		215	SEK	1,981	0	(2)
	06/2021		3	EUR	2	0	0
NGF	04/2019	CNH	232		$33	0	(1)
	04/2019		$17	IDR	240,782	0	0
	04/2019		32	KRW	35,968	0	0
	09/2019	TRY	89	EUR	13	1	0
RYL	04/2019	CHF	13		$13	0	0
	04/2019	DKK	70		11	0	0
	04/2019	NOK	130		15	0	0
	04/2019	NZD	18		12	0	0
	04/2019	SEK	229	EUR	22	0	0
	04/2019		$27	GBP	20	0	(1)
	06/2019	MXN	1,926		$97	0	(1)
SCX	04/2019	BRL	264		68	0	0
	04/2019	CAD	81		60	0	0
	04/2019	CNH	597		86	0	(3)
	04/2019	GBP	1,127		1,492	24	0
	04/2019	JPY	10,127		92	1	0
	04/2019	NZD	2,041		1,387	0	(3)
	04/2019	RUB	5,039		76	0	(1)
	04/2019	SEK	11,900		1,281	1	0
	04/2019		$70	BRL	264	0	(3)
	04/2019		116	CNH	799	3	0
	04/2019		59	EUR	52	0	(1)
	05/2019		1,433	GBP	1,081	0	(23)
	05/2019		1,358	NZD	1,997	3	0
	06/2019	TWD	2,403		$78	0	0
	06/2019		$825	IDR	11,773,851	0	(8)
	06/2019		76	TWD	2,331	0	0
SOG	04/2019		45	TRY	246	0	(2)
	05/2019		1,137	RUB	75,529	6	0
	07/2019	RON	286	EUR	59	0	0
SSB	04/2019	CHF	21		$21	0	0
	04/2019	JPY	15,800		144	1	0
	04/2019		$143	JPY	15,800	0	(1)
	04/2019		52	SEK	480	0	0
TOR	06/2019		152	COP	475,455	0	(4)
	08/2019		187	MXN	3,672	0	(2)
UAG	04/2019	CAD	3,191		$2,377	0	(11)
	04/2019		$76	RUB	5,039	0	0
	05/2019		2,379	CAD	3,191	11	0
	06/2019	JPY	130,000		$1,176	0	(4)
Total Forward Foreign Currency Contracts						$330	$(396)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount**	Cost	Market Value
BOA	Put - OTC EUR versus SEK	SEK	10.250	09/04/2019	160	$1	$1
GLM	Put - OTC EUR versus SEK		10.250	09/04/2019	100	1	1
HUS	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	150	1	1
	Call - OTC EUR versus USD		$1.200	04/04/2019	1,000	0	0
	Put - OTC GBP versus USD		1.120	04/04/2019	1,000	0	0
	Call - OTC USD versus CHF	CHF	1.050	04/04/2019	2,500	0	0
	Call - OTC USD versus INR	INR	82.000	10/16/2019	400	3	1
	Call - OTC USD versus NOK	NOK	9.280	04/04/2019	3,000	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

MSB	Call - OTC EUR versus USD		$1.291	06/24/2021	31	2	1
	Put - OTC EUR versus USD		1.291	06/24/2021	31	2	3
MYI	Put - OTC EUR versus GBP	GBP	0.828	06/03/2019	116	1	0
Total Purchased Options						$11	$8

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	06/19/2019	100	$0	$0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950	06/19/2019	200	0	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	100	0	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	04/17/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	06/19/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	100	0	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	100	(1)	0
						$(1)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount**	Premiums (Received)	Market Value
CBK	Call - OTC EUR versus TRY	TRY	6.840	06/03/2019	70	$(1)	$(4)
	Put - OTC GBP versus USD		$1.315	06/14/2019	119	(4)	(4)
HUS	Put - OTC USD versus CNH	CNH	6.700	04/29/2019	200	(1)	(1)
	Call - OTC USD versus CNH		6.800	04/29/2019	200	(1)	0
	Put - OTC USD versus INR	INR	72.000	10/16/2019	100	(2)	(3)
MYI	Put - OTC USD versus CNH	CNH	6.675	04/11/2019	100	0	0
	Call - OTC USD versus CNH		6.775	04/11/2019	100	0	0
	Put - OTC USD versus MXN	MXN	18.500	05/23/2019	80	0	0
NGF	Call - OTC EUR versus TRY	TRY	7.300	09/04/2019	65	(2)	(5)
						$(11)	$(17)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
	Call - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.460%	04/05/2019	200	$(1)	$(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	200	0	0
	Call - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.460	04/05/2019	100	0	(1)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.760	04/05/2019	100	0	0
							$(1)	$(2)
Total Written Options							$(13)	$(19)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Japan Government International
BPS	Bond	(1.000)%	Quarterly	06/20/2022	0.109%	$100	$(4)	$1	$0	$(3)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	200	(5)	(1)	0	(6)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	100	(2)	0	0	(2)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	100	(3)	0	0	(3)
	South Korea Government
	International Bond	(1.000)	Quarterly	06/20/2023	0.263	50	(1)	0	0	(1)
	Japan Government International
CBK	Bond	(1.000)	Quarterly	06/20/2022	0.109	100	(4)	1	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.346	100	(2)	(1)	0	(3)
	Japan Government International
	Bond	(1.000)	Quarterly	06/20/2022	0.109	100	(3)	0	0	(3)
	South Korea Government
HUS	International Bond	(1.000)	Quarterly	06/20/2023	0.263	100	(3)	0	0	(3)
							$(27)	$0	$0	$(27)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	South Africa Government
GST	International Bond	1.000%	Quarterly	06/20/2024	1.984%	$100	$(4)	$(1)	$0	$(5)

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
GLM	Floating rate equal to 3-Month EUR-LIBOR less 0.283% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019	EUR	1,100	$1,245	$20	$(33)	$0	$(13)
	Floating rate equal to 3-Month EUR-LIBOR less 0.299% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		1,200	1,358	29	(43)	0	(14)
MYC	Floating rate equal to 3-Month EUR-LIBOR less 0.270% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		1,500	1,698	30	(47)	0	(17)
TOR	Floating rate equal to 3-Month EUR-LIBOR less 0.265% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	06/19/2019		1,500	1,698	27	(44)	0	(17)
								$106	$(167)	$0	$(61)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.725%	Quarterly	03/20/2024	KRW	338,000	$0	$2	$2	$0
	Pay	3-Month KRW-KORIBOR	1.788	Quarterly	03/20/2029		377,000	0	5	5	0
BPS	Pay	1-Year ILS-TELBOR	1.180	Annual	01/30/2024	ILS	300	0	1	1	0
CBK	Pay	3-Month CNY-CNREPOFIX(7)	2.935	Quarterly	04/01/2024	CNY	700	0	0	0	0
GLM	Pay	3-Month CNY-CNREPOFIX(7)	2.930	Quarterly	04/01/2024		700	0	0	0	0
SCX	Pay	3-Month KRW-KORIBOR	1.795	Quarterly	03/20/2029	KRW	58,000	0	1	1	0
								$0	$9	$9	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
		iBoxx USD Liquid High		3-Month USD-
GST	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	$100	$1	$(3)	$0	$(2)
		iBoxx USD Liquid High		3-Month USD-
	Receive	Yield Index	N/A	LIBOR	Maturity	09/20/2019	100	0	(2)	0	(2)
								$1	$(5)	$0	$(4)
Total Swap Agreements								$76	$(164)	$9	$(97)

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(7)	This instrument has a forward starting effective date.

(8)	Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$29	$0	$29
Australia
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	106	0	106
Brazil
Corporate Bonds & Notes	0	174	0	174
Sovereign Issues	0	302	0	302
Canada
Corporate Bonds & Notes	0	100	0	100
Non-Agency Mortgage-Backed Securities	0	41	0	41
Sovereign Issues	0	539	0	539
Cayman Islands
Asset-Backed Securities	0	841	0	841
Corporate Bonds & Notes	0	210	0	210
Denmark
Corporate Bonds & Notes	0	1,096	0	1,096
France
Corporate Bonds & Notes	0	312	0	312
Sovereign Issues	0	854	0	854
Germany
Corporate Bonds & Notes	0	950	0	950
Ireland
Sovereign Issues	0	148	0	148
Italy
Sovereign Issues	0	654	0	654
Japan
Corporate Bonds & Notes	0	405	0	405
Sovereign Issues	0	2,499	0	2,499
Jersey, Channel Islands
Corporate Bonds & Notes	0	103	0	103
Kuwait
Sovereign Issues	0	205	0	205
Lithuania
Sovereign Issues	0	106	0	106
Netherlands
Corporate Bonds & Notes	0	620	0	620
Norway
Corporate Bonds & Notes	0	205	0	205
Peru
Sovereign Issues	0	196	0	196
Poland
Sovereign Issues	0	105	0	105
Qatar
Sovereign Issues	0	627	0	627
Saudi Arabia
Sovereign Issues	0	197	0	197
Spain
Corporate Bonds & Notes	0	115	0	115
Sovereign Issues	0	652	0	652
Sweden
Corporate Bonds & Notes	0	1,569	0	1,569
Switzerland
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	76	0	76

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2019 (Unaudited)

United Arab Emirates
Sovereign Issues	0	198	0	198
United Kingdom
Corporate Bonds & Notes	0	2,269	0	2,269
Non-Agency Mortgage-Backed Securities	0	800	0	800
Sovereign Issues	0	833	0	833
United States
Asset-Backed Securities	0	1,303	0	1,303
Corporate Bonds & Notes	0	4,521	0	4,521
Loan Participations and Assignments	0	97	0	97
Non-Agency Mortgage-Backed Securities	0	1,457	0	1,457
U.S. Government Agencies	0	4,606	0	4,606
U.S. Treasury Obligations	0	2,099	0	2,099
Short-Term Instruments
Repurchase Agreements	0	258	0	258
Argentina Treasury Bills	0	1	0	1
Japan Treasury Bills	0	1,173	0	1,173
	$0	$34,056	$0	$34,056
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,086	$0	$0	$1,086
Total Investments	$1,086	$34,056	$0	$35,142

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(270)	$0	$(270)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	45	0	65
Over the counter	0	347	0	347
	$20	$392	$0	$412
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(67)	0	(84)
Over the counter	0	(512)	0	(512)
	$(17)	$(579)	$0	$(596)
Total Financial Derivative Instruments	$3	$(187)	$0	$(184)
Totals	$1,089	$33,599	$0	$34,688

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.3% ¤

CORPORATE BONDS & NOTES 0.7%

INDUSTRIALS 0.6%

United Airlines Pass-Through Trust
2.875% due 04/07/2030	$663	$637
3.100% due 04/07/2030	663	632
Vessel Management Services, Inc.
3.432% due 08/15/2036	556	557
		1,826
UTILITIES 0.1%

BellSouth LLC
4.333% due 04/26/2021	400	401
Total Corporate Bonds & Notes (Cost $2,282)		2,227

U.S. GOVERNMENT AGENCIES 11.5%

Fannie Mae
0.000% due 05/15/2030 -11/15/2030 (a)	2,500	1,778
2.500% due 11/01/2046	290	282
2.550% due 07/25/2037 •	11	11
3.000% due 09/25/2046	2,264	2,134
3.043% due 03/25/2028 ~	350	353
3.090% due 12/01/2036	1,700	1,631
3.386% due 04/25/2032 •	2	2
3.580% due 08/01/2030	1,700	1,768
3.600% due 02/01/2040	1,449	1,485
4.250% due 05/25/2037	83	92
4.708% due 01/01/2033 •	3	3
5.000% due 04/25/2032 - 08/25/2033	322	351
5.500% due 12/25/2035	102	113
6.080% due 09/01/2028	64	82
6.500% due 07/25/2031	71	79
6.625% due 11/15/2030	570	787
Fannie Mae, TBA
3.500% due 05/01/2049	6,100	6,181
4.000% due 05/01/2049	800	822
5.500% due 04/01/2049	900	961
Federal Housing Administration
6.896% due 07/01/2020	12	12
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,700	1,832
2.884% due 01/15/2033 •	6	6
3.000% due 04/15/2053	1,377	1,324
3.184% due 02/15/2027 •	2	2
3.484% due 02/15/2021 •	1	1
3.597% due 10/25/2044 •	24	24
3.650% due 02/25/2028 ~	200	212
4.000% due 06/15/2032 - 09/15/2044	4,367	4,602
4.000% due 12/15/2042 •	700	635
5.500% due 08/15/2030 - 02/15/2034	272	303
6.750% due 03/15/2031	100	140
7.000% due 07/15/2023 -12/01/2031	5	6
Ginnie Mae
3.500% due 01/20/2044	643	661
3.750% due 08/20/2030 •	3	3
6.000% due 08/20/2033	784	866
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 01/15/2030	3,900	3,184
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,647
Resolution Funding Corp. STRIPS (a)
0.000% due 04/15/2028 - 04/15/2029	3,200	2,463
Small Business Administration
5.240% due 08/01/2023	39	41
5.290% due 12/01/2027	78	81

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	800	570
Total U.S. Government Agencies (Cost $36,415)		37,530

U.S. TREASURY OBLIGATIONS 90.2%

U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,200	6,810
2.500% due 02/15/2046 (d)	4,070	3,837
2.500% due 05/15/2046	5,500	5,183
2.750% due 08/15/2042	500	499
2.750% due 11/15/2042 (d)	29,600	29,525
2.875% due 05/15/2043 (d)	14,780	15,043
2.875% due 08/15/2045 (d)	18,450	18,744
3.000% due 05/15/2042	300	313
3.000% due 11/15/2044	1,590	1,653
3.000% due 05/15/2045 (d)	8,500	8,840
3.000% due 11/15/2045 (d)	10,100	10,509
3.000% due 08/15/2048 (d)	10,980	11,395
3.125% due 11/15/2041 (d)	30,000	31,990
3.125% due 02/15/2043	3,950	4,195
3.125% due 08/15/2044 (d)	6,630	7,045
3.125% due 05/15/2048	3,730	3,965
3.375% due 05/15/2044 (d)	33,810	37,455
3.375% due 11/15/2048 (d)	5,000	5,579
3.625% due 08/15/2043	3,400	3,916
3.875% due 08/15/2040	220	263
4.250% due 11/15/2040	500	628
4.500% due 08/15/2039	200	259
4.750% due 02/15/2041	790	1,059
6.250% due 05/15/2030	400	548
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022	724	717
0.375% due 07/15/2027	62	61
0.500% due 01/15/2028	3,235	3,230
0.625% due 01/15/2026	159	161
0.750% due 07/15/2028	4,612	4,720
0.750% due 02/15/2042	1,003	978
1.000% due 02/15/2048	1,225	1,254
1.375% due 02/15/2044	421	466
1.750% due 01/15/2028 (f)	1,225	1,355
2.500% due 01/15/2029	1,958	2,322
3.625% due 04/15/2028	311	396
U.S. Treasury Notes
2.000% due 11/30/2022 (d)(f)	33,300	33,045
2.625% due 02/15/2029	90	92
2.750% due 06/30/2025	2,400	2,463
2.875% due 05/15/2028 (d)	1,620	1,685
U.S. Treasury STRIPS (a)
0.000% due 02/15/2033	1,700	1,183
0.000% due 05/15/2034	500	335
0.000% due 08/15/2034	1,270	844
0.000% due 08/15/2035	25,270	16,281
0.000% due 08/15/2036	18,000	11,256
0.000% due 11/15/2036	2,700	1,675
0.000% due 08/15/2044	300	147
Total U.S. Treasury Obligations (Cost $289,897)		293,919

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	535
Bear Stearns Adjustable Rate Mortgage Trust
4.683% due 02/25/2034 ~	9	9
4.886% due 01/25/2034 ~	6	6
5.026% due 04/25/2033 ~	27	28
5.084% due 04/25/2033 ~	6	6
BWAY Mortgage Trust
3.454% due 03/10/2033	700	715
Citigroup Commercial Mortgage Trust
4.149% due 01/10/2024	1,700	1,786
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031 ~	1,600	1,593
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,692
3.815% due 04/10/2033 ~	500	505
Countrywide Alternative Loan Trust
2.696% due 05/25/2035 •	40	38
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% due 03/25/2035 •	62	56
Credit Suisse First Boston Mortgage Securities Corp.
4.645% due 11/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
4.009% due 07/25/2033 ~	7	7
DBWF Mortgage Trust
3.791%due 12/10/2036	2,100	2,187

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

GS Mortgage Securities Trust
3.805% due 10/10/2035 ~	500	501
HarborView Mortgage Loan Trust
2.612% due 03/19/2037 •	40	39
2.922% due 05/19/2035 •	31	30
4.623% due 07/19/2035 ^~	9	9
Hilton USA Trust
3.719% due 11/05/2038	900	921
Impac CMB Trust
4.647% due 09/25/2034 Ø	128	137
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,693
JPMorgan Mortgage Trust
4.687% due 07/25/2035 ~	79	82
Morgan Stanley Bank of America Merrill Lynch Trust
3.514% due 12/15/2049	1,800	1,851
Morgan Stanley Capital Trust
4.418% due 07/11/2040	600	648
Motel 6 Trust
3.404% due 08/15/2034 •	1,082	1,079
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036 ^	46	42
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
2.838% due 07/20/2033 •	42	41
Structured Adjustable Rate Mortgage Loan Trust
2.706% due 05/25/2037 •	74	74
Structured Asset Mortgage Investments Trust
3.142% due 09/19/2032 •	35	34
3.322% due 10/19/2033 •	18	17
VNDO Trust
3.805% due 01/10/2035	1,900	1,968
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 10/25/2046 •	47	45
3.397% due 08/25/2046 •	171	161
3.797% due 08/25/2042 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
3.632% due 05/25/2033 ~	5	5
3.797% due 02/25/2033 ~	1	1
4.615% due 02/25/2033 ~	1	1
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059	900	898
Worldwide Plaza Trust
3.526% due 11/10/2036	300	305
Total Non-Agency Mortgage-Backed Securities (Cost $19,784)		19,754

ASSET-BACKED SECURITIES 0.7%

Bear Stearns Asset-Backed Securities Trust
3.486% due 11/25/2042 •	35	35
ECMC Group Student Loan Trust
3.240% due 02/27/2068	244	242
LA Arena Funding LLC
7.656% due 12/15/2026	15	16
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024	1,500	1,517
Renaissance Home Equity Loan Trust
3.366% due 08/25/2033 •	3	3
3.486% due 12/25/2033 •	16	16
SLM Student Loan Trust
3.371% due 10/25/2029 •	300	300
4.271% due 04/25/2023 •	208	211

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

Specialty Underwriting & Residential Finance Trust	12	11
3.166% due 01/25/2034 •
Total Asset-Backed Securities (Cost $2,335)		2,351
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%
		386
Total Short-Term Instruments (Cost $386)		386
Total Investments in Securities (Cost $351,099)		356,167

	SHARES

INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%

PIMCO Short Asset Portfolio	1,184,475	11,784
PIMCO Short-Term Floating NAV Portfolio III	139,710	1,382
Total Short-Term Instruments (Cost $13,250)		13,166
Total Investments in Affiliates (Cost $13,250)		13,166
Total Investments 113.3% (Cost $364,349)		$369,333
Financial Derivative Instruments (e)(g) 0.1%(Cost or Premiums, net $1,082)		370
Other Assets and Liabilities, net (13.4)%		(43,847)
Net Assets 100.0%		$325,856

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities In this report, If any, are classified by the country of Incorporation of a holding. In certain Instances, a security's country of Incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$386	U.S. Treasury Notes 2.625% due 07/15/2021	$(396)	$386	$386
Total Repurchase Agreements						$(396)	$386	$386

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	2.650%	03/21/2019	04/22/2019	$(11,931)	$(11,941)
Total Reverse Repurchase Agreements					$(11,941)

SALE-BUYBACK TRANSACTIONS:

					Payable for
				Amount	Sale-Buyback
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Borrowed(2)	Transactions(3)
BPG	2.640%	02/25/2019	05/24/2019	$(535)	$(537)
	2.660	02/20/2019	04/18/2019	(1,298)	(1,302)
GSC	2.530	03/05/2019	04/16/2019	(5,325)	(5,335)
	2.960	04/01/2019	04/02/2019	(152,345)	(152,345)
MSC	2.630	04/03/2019	04/04/2019	(145,310)	(145,310)
	2.690	03/04/2019	04/04/2019	(5,279)	(5,290)
	2.750	04/02/2019	04/03/2019	(155,413)	(155,412)
UBS	2.630	01/17/2019	04/17/2019	(1,038)	(1,044)
	2.630	03/11/2019	04/16/2019	(12,584)	(12,603)
Total Sale-Buyback Transactions					$(479,178)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Fannie Mae, TBA	3.000%	05/01/2049	$2,300	$(2,264)	$(2,288)
Fannie Mae, TBA	4.500	05/01/2049	2,600	(2,705)	(2,707)
Total Short Sales (1.5)%				$(4,969)	$(4,995)

(d)	Securities with an aggregate market value of $493,078 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(31,127) at a weighted average interest rate of 2.590%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(61) of deferred price drop.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	#of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$111.000	05/24/2019	9	$9	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	113.000	05/24/2019	32	32	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	113.500	05/24/2019	7	7	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	114.500	05/24/2019	79	79	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	156.500	05/24/2019	150	150	1	0
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	156.500	04/26/2019	80	80	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	123.500	05/24/2019	30	30	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	124.000	05/24/2019	312	312	3	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	120.000	05/24/2019	699	699	6	1
Total Purchased Options					$12	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	#of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$123.500	04/26/2019	56.56	$56.56	$(11)	$(12)
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	125.500	04/26/2019	56 56	56 56	(13)	(9)
Total Written Options					$(24)	$(21)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	#of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	222	$54,088	$241	$0		$(8)
U.S. Treasury 10-Year Note June Futures	06/2019	127	15,776	199	0		(36)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	772	129,696	3,780	0		(290)
				4,220	$0	$	$(334)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	#of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	222	$(54,265)	$(493)	$47	$0
U.S. Treasury 2-Year Note June Futures	06/2019	324	(69,042)	(270)	71	0
U.S. Treasury 5-Year Note June Futures	06/2019	312	(36,138)	(114)	71	0
U.S. Treasury 10-Year Note June Futures	06/2019	591	(78,474)	(718)	166	0
U.S. Treasury 30-Year Bond June Futures	06/2019	284	(42,502)	(1,180)	107	0
				$(2,775)	$462	$0
Total Futures Contracts				$1,445	$462	$(334)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.545%	Annual	12/20/2047	$1,000	$3	$(54)	$(51)	$7	$0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019	61,200	47	(273)	(226)	7	0
Pay(1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	172,900	(75)	680	605	0	(116)
Receive(1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	172,900	88	(890)	(802)	83	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	32,400	(36)	(467)	(503)	32	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	49	(26)	23	10	0
Pay	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	1,000	0	43	43	0	(2)
Pay	3-Month USD-LIBOR	3.210	Semi-Annual	11/15/2028	1,200	(3)	96	93	0	(3)
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	3,400	(9)	275	266	0	(9)
Receive(1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	6,400	(33)	(179)	(212)	0	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	7,100	220	121	341	19	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	500	34	(52)	(18)	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	2,700	260	(211)	49	8	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	3,400	216	(522)	(306)	11	0
Pay	CPURNSA	2.137	Maturity	01/15/2029	1,900	(9)	25	16	0	(7)
Total Swap Agreements						$752	$(1,434)	$(682)	$179	$(137)

(f)	Securities with an aggregate market value of $1,301 and cash of $1,085 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	Cost	Value
	Put - OTC 10-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	3.400%	05/16/2019	14,600	$186	$0
	Put - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	800	69	7
	Put - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	3,100	128	3
	Put - OTC 30-Year Interest Rate
CBK	Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	2,700	50	0
	Put - OTC 30-Year Interest Rate
JPM	Swap	3-Month USD-LIBOR	Receive	3.580	11/07/2019	1,100	23	1
	Call - OTC 2-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	72,200	190	570
	Put - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	4,300	94	0

							$740	$581

OPTIONS ON SECURITIES

		Strike	Expiration	Notional		Market
Counterparty	Description	Price	Date	Amount**	Cost	Value
SAL	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	$70.000	05/06/2019	800	$0	$0
Total Purchased Options					$740	$581

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

		Initial	Floating	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Rate	Date	Amount**	(Received)	Value
			Maximum of [(1 + 0.000%)[10]- (Final
CBK	Floor - OTC CPURNSA	216.687	Index/Initial Index)] or 0	04/07/2020	2,300	$(21)	$0

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Put - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	3,700	$(67)	$(3)
	Put - OTC 10-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	7,700	(127)	(2)
	Put - OTC 5-Year Interest Rate
JPM	Swap	3-Month USD-LIBOR	Pay	3.560	11/07/2019	4,600	(24)	0
	Call - OTC 10-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	14,700	(159)	(359)

							$(377)	$(364)
Total Written Options							$(398)	$(364)

**	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,826	$0	$1,826
Utilities	0	401	0	401
U.S. Government Agencies	0	37,530	0	37,530
U.S. Treasury Obligations	0	293,919	0	293,919
Non-Agency Mortgage-Backed Securities	0	19,754	0	19,754
Asset-Backed Securities	0	2,351	0	2,351
Short-Term Instruments
Repurchase Agreements	0	386	0	386

	$0	$356,167	$0	$356,167
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,166	$0	$0	$13,166

Total Investments	$13,166	$356,167	$0	$369,333

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,995)	$0	$(4,995)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	462	183	0	645
Over the counter	0	581	0	581
	$462	$764	$0	$1,226
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(334)	(158)	0	(492)
Over the counter	0	(364)	0	(364)

	$(334)	$(522)	$0	$(856)
Total Financial Derivative Instruments	$128	$242	$0	$370
Totals	$13,294	$351,414	$0	$364,708

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT		MARKET VALUE
	(000s)		(000s)

INVESTMENTS IN SECURITIES 118.3% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

State Of Qatar
3.683% (LIBOR03M + 0.800%) due 12/21/2020 «~		$6,000	$5,955
Toyota Motor Credit Corp.
3.177% (LIBOR03M + 0.580%) due 11/08/2019 «~		6,000	5,991
Total Loan Participations and Assignments (Cost $11,940)			11,946

CORPORATE BONDS & NOTES 46.3%

BANKING & FINANCE 30.2%

ABN AMRO Bank NV
3.209% (US0003M + 0.570%) due 08/27/2021 ~		5,100	5,110
AIG Global Funding
3.062% (US0003M + 0.460%) due 06/25/2021 ~		3,000	3,002
Ally Financial, Inc.
7.500% due 09/15/2020		100	106
8.000% due 03/15/2020		200	210
American Express Co.
3.208% (US0003M + 0.525%) due 05/17/2021 ~		5,900	5,918
3.333% (US0003M + 0.600%) due 11/05/2021 ~		5,000	5,019
3.375% due 05/17/2021		3,000	3,040
3.700% due 11/05/2021		5,000	5,113
American Express Credit Corp.
2.375% due 05/26/2020		5,400	5,383
American Tower Corp.
2.800% due 06/01/2020		9,900	9,896
Australia & New Zealand Banking Group Ltd.
3.143% (US0003M + 0.460%) due 05/17/2021 ~		4,650	4,658
3.300% due 05/17/2021		5,000	5,055
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,036
Aviation Capital Group LLC
3.421% (US0003M + 0.670%) due 07/30/2021 ~		3,100	3,082
3.576% (US0003M + 0.950%) due 06/01/2021 ~		4,900	4,902
Banco Santander S.A.
3.917% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,372
Bank of America Corp.
3.242% (US0003M + 0.650%) due 10/01/2021 ~		900	903
3.499% due 05/17/2022 •		4,000	4,051
3.732% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,203
3.921% (US0003M + 1.160%) due 01/20/2023 ~		200	203
Bank of Nova Scotia
1.875% due 04/26/2021		3,900	3,845
Barclays Bank PLC
14.000% due 06/15/2019 •(g)	GBP	400	534
Barclays PLC
4.114% (US0003M + 1.430%) due 02/15/2023 ~		$6,900	6,863
4.610% due 02/15/2023 •		6,900	7,055
4.807% (US0003M + 2.110%) due 08/10/2021 ~		4,900	5,004
Brixmor Operating Partnership LP
3.786% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,983
Citibank N.A.
3.050% due 05/01/2020		5,000	5,018
3.056% (US0003M + 0.320%) due 05/01/2020 ~		1,100	1,101
3.342% (US0003M + 0.570%) due 07/23/2021 ~		4,900	4,918
Citigroup, Inc.
2.700% due 10/27/2022		1,000	991
2.750% due 04/25/2022		1,100	1,096
3.455% (US0003M + 0.690%) due 10/27/2022 ~		5,000	4,983
3.537% (US0003M + 0.930%) due 06/07/2019 ~		1,100	1,102
3.981% (US0003M + 1.380%) due 03/30/2021 ~		4,300	4,374
Compass Bank
3.331% (US0003M + 0.730%) due 06/11/2021 ~		5,000	4,980
Credit Suisse Group Funding Guernsey Ltd.
5.070% (US0003M + 2.290%) due 04/16/2021 ~		5,800	5,980
Danske Bank A/S
5.000% due 01/12/2022		4,800	4,918
DBS Bank Ltd.
3.300% due 11/27/2021		5,900	5,987
Deutsche Bank AG
0.192% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	5,000	5,547
4.028% (US0003M + 1.290%) due 02/04/2021 ~		$5,000	4,960
4.250% due 10/14/2021		2,500	2,514

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

4.607% (US0003M + 1.910%) due 05/10/2019 ~		6,500	6,507
Ford Motor Credit Co. LLC
3.532% (US0003M + 0.930%) due 09/24/2020 ~		5,000	4,980
3.605% (US0003M + 0.810%) due 04/05/2021 ~		3,900	3,809
3.668% (US0003M + 0.930%) due 11/04/2019 ~		6,000	6,005
5.085% due 01/07/2021		2,600	2,650
5.345% (US0003M + 2.550%) due 01/07/2021 ~		5,900	5,958
5.750% due 02/01/2021		600	618
8.125% due 01/15/2020		300	311
GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	400	445
4.350% due 11/03/2021		1,300	1,607
General Motors Financial Co., Inc.
2.400% due 05/09/2019		$2,200	2,199
3.200% due 07/13/2020		7,000	7,019
3.727% (US0003M + 0.930%) due 04/13/2020 ~		3,860	3,866
4.347% (US0003M + 1.560%) due 01/15/2020 ~		3,900	3,926
Goldman Sachs Group, Inc.
3.339% (US0003M + 0.730%) due 12/27/2020 ~		9,600	9,621
3.401% (US0003M + 0.750%) due 02/23/2023 ~		6,200	6,149
3.811% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,548
3.932% (US0003M + 1.160%) due 04/23/2020 ~		5,684	5,729
4.131% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,320
6.000% due 06/15/2020		2,000	2,075
Harley-Davidson Financial Services, Inc.
3.141% (US0003M + 0.500%) due 05/21/2020 ~		5,100	5,102
3.555% (US0003M + 0.940%) due 03/02/2021 ~		4,900	4,901
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~		4,800	4,798
3.283% (US0003M + 0.600%) due 05/18/2021 ~		4,800	4,799
HSBC USA, Inc.
3.298% (US0003M + 0.610%) due 11/13/2019 ~		12,900	12,938
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,500
6.250% due 05/15/2019		2,250	2,258
Jackson National Life Global Funding
3.087% (US0003M + 0.300%) due 10/15/2020 ~		5,000	5,001
JPMorgan Chase & Co.
3.225% (US0003M + 0.610%) due 06/18/2022 ~		3,000	2,998
3.957% (US0003M + 1.205%) due 10/29/2020 ~		5,800	5,883
JPMorgan Chase Bank N.A.
2.856% (US0003M + 0.230%) due 09/01/2020 ~		4,000	4,004
2.980% (SOFRRATE + 0.550%) due 10/19/2020 ~		4,000	4,003
3.105% (US0003M + 0.340%) due 04/26/2021 ~		10,000	9,998
Lloyds Bank PLC
3.229% (US0003M + 0.490%) due 05/07/2021 ~		5,000	4,991
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,002
Logicor Financing SARL
1.500% due 11/14/2022	EUR	5,200	5,895
Macquarie Bank Ltd.
3.872% (US0003M + 1.120%) due 07/29/2020 ~		$8,900	9,000
Marsh & McLennan Cos., Inc.
3.500% due 12/29/2020		4,600	4,663
3.801% (US0003M + 1.200%) due 12/29/2021 ~		2,400	2,406
Metropolitan Life Global Funding
1.950% due 09/15/2021		2,500	2,452
Mitsubishi UFJ Financial Group, Inc.
3.355% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,201
4.506% (US0003M + 1.880%) due 03/01/2021 ~		535	548
Mizuho Financial Group, Inc.
3.389% (US0003M + 0.790%) due 03/05/2023 ~		5,100	5,107
3.482% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,785
Morgan Stanley
7.300% due 05/13/2019		$2,200	2,211
MUFG Bank Ltd.
2.350% due 09/08/2019		3,600	3,593
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		5,400	5,405
Natwest Markets PLC
0.091% (EUR003M + 0.400%) due 03/02/2020 ~	EUR	4,400	4,933
Navient Corp.
8.000% due 03/25/2020		$300	313
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		6,000	6,020
Regions Bank
3.188% (US0003M + 0.500%) due 08/13/2021 ~		5,600	5,573
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,000	996
Royal Bank of Canada
3.350% due 10/22/2021		10,000	10,186
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		5,000	5,090
Santander UK PLC
3.246% (US0003M + 0.620%) due 06/01/2021 ~		5,000	4,998
3.344% (US0003M + 0.660%) due 11/15/2021 ~		5,900	5,900

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

SBA Tower Trust
2.877% due 07/15/2046		1,400	1,389
Siam Commercial Bank PCL
3.500% due 04/07/2019		4,900	4,900
Skandinaviska Enskilda Banken AB
3.113% (US0003M + 0.430%) due 05/17/2021 ~		5,000	5,002
SL Green Operating Partnership LP
3.663% (US0003M + 0.980%) due 08/16/2021 ~		6,000	5,975
Standard Chartered PLC
3.911% (US0003M + 1.150%) due 01/20/2023 ~		4,900	4,879
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		400	399
3.123% (US0003M + 0.350%) due 01/17/2020 ~		4,800	4,809
3.149% (US0003M + 0.370%) due 10/16/2020 ~		6,000	6,007
Sumitomo Mitsui Trust Bank Ltd.
3.065% (US0003M + 0.440%) due 09/19/2019 ~		6,000	6,009
Svenska Handelsbanken AB
3.121% (US0003M + 0.470%) due 05/24/2021 ~		4,900	4,917
Synchrony Bank
3.650% due 05/24/2021		5,200	5,251
Synchrony Financial
3.968% (US0003M + 1.230%) due 02/03/2020 ~		5,600	5,628
Toronto-Dominion Bank
3.350% due 10/22/2021		6,000	6,114
Toyota Motor Credit Corp.
3.083% due 05/17/2022 •		5,000	4,996
U.S. Bank N.A.
3.029% (US0003M + 0.250%) due 07/24/2020 ~		5,000	5,011
3.050% due 07/24/2020		5,000	5,032
3.085% (US0003M + 0.320%) due 04/26/2021 ~		4,000	4,003
3.150% due 04/26/2021		6,100	6,160
UBS AG
2.450% due 12/01/2020		3,850	3,830
2.949% (US0003M + 0.320%) due 05/28/2019 ~		7,200	7,203
3.175% due 06/08/2020 •		2,400	2,410
UBS Group Funding Switzerland AG
4.577% due 04/14/2021 •		9,900	10,148
UniCredit SpA
6.687% (US0003M + 3.900%) due 01/14/2022 ~		5,100	5,267
7.830% due 12/04/2023		10,700	11,925
Volkswagen Bank GmbH
0.110% (EUR003M + 0.420%) due 06/15/2021 ~	EUR	1,400	1,562
Wells Fargo & Co.
3.641% (US0003M + 0.880%) due 07/22/2020 ~		$2,000	2,016
3.955% (US0003M + 1.340%) due 03/04/2021 ~		4,000	4,071
Wells Fargo Bank N.A.
2.910% (SOFRRATE + 0.480%) due 03/25/2020 ~		5,000	5,007
3.271% (US0003M + 0.510%) due 10/22/2021 ~		2,000	2,005
3.272% (US0003M + 0.500%) due 07/23/2021 ~		5,000	5,008
Westpac Banking Corp.
2.964% (US0003M + 0.280%) due 05/15/2020 ~		4,900	4,908
			567,649
INDUSTRIALS 13.7%

AbbVie, Inc.
2.300% due 05/14/2021		3,200	3,162
3.375% due 11/14/2021		3,100	3,136
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,304
Amazon.com, Inc.
1.900% due 08/21/2020		4,200	4,167
BAT Capital Corp.
3.283% due 08/14/2020 •		6,200	6,188
Bayer U.S. Finance LLC
3.232% (US0003M + 0.630%) due 06/25/2021 ~		6,100	6,049
Broadcom Corp.
2.375% due 01/15/2020		4,000	3,981
Broadcom, Inc.
3.125% due 04/15/2021 (b)		4,800	4,794
Caesars Resort Collection LLC
5.250% due 10/15/2025		750	726
Campbell Soup Co.
3.115% (US0003M + 0.500%) due 03/16/2020 ~		9,000	8,981
3.241% (US0003M + 0.630%) due 03/15/2021 ~		4,100	4,073
Charter Communications Operating LLC
3.579% due 07/23/2020		4,900	4,937
4.464% due 07/23/2022		2,100	2,174
Comcast Corp.
2.922% (US0003M + 0.330%) due 10/01/2020 ~		1,700	1,702
3.032% (US0003M + 0.440%) due 10/01/2021 ~		500	501
Conagra Brands, Inc.
3.297% (US0003M + 0.500%) due 10/09/2020 ~		2,500	2,488
Constellation Brands, Inc.
2.250% due 11/06/2020		2,310	2,288

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

CVS Health Corp.
3.125% due 03/09/2020		5,100	5,115
3.231% (US0003M + 0.630%) due 03/09/2020 ~		6,100	6,116
Daimler Finance North America LLC
3.128% (US0003M + 0.390%) due 05/04/2020 ~		5,000	4,997
3.288% (US0003M + 0.550%) due 05/04/2021 ~		5,000	4,994
3.400% due 02/22/2022		4,800	4,848
3.403% (US0003M + 0.670%) due 11/05/2021 ~		900	898
Diageo Capital PLC
2.923% (US0003M + 0.240%) due 05/18/2020 ~		2,400	2,402
3.000% due 05/18/2020		2,600	2,609
DISH DBS Corp.
7.875% due 09/01/2019		2,190	2,223
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		2,300	2,294
DXC Technology Co.
3.576% (US0003M + 0.950%) due 03/01/2021 ~		1,231	1,231
Energy Transfer Partners LP
5.750% due 09/01/2020		1,630	1,682
Flex Ltd.
4.625% due 02/15/2020		2,100	2,127
General Electric Co.
0.000% due 05/28/2020 •	EUR	700	783
6.000% due 08/07/2019		$2,500	2,524
General Mills, Inc.
3.319% (US0003M + 0.540%) due 04/16/2021 ~		2,100	2,097
Georgia-Pacific LLC
5.400% due 11/01/2020		6,800	7,072
GlaxoSmithKline Capital PLC
3.043% (US0003M + 0.350%) due 05/14/2021 ~		5,100	5,114
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~		4,400	4,398
Hewlett Packard Enterprise Co.
3.515% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,887
Hyundai Capital America
3.415% due 09/18/2020 •		6,700	6,703
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		7,100	7,180
Kinder Morgan, Inc.
5.000% due 02/15/2021		300	310
Kraft Heinz Foods Co.
2.800% due 07/02/2020		3,300	3,296
3.375% due 06/15/2021		3,200	3,228
Local Initiatives Support Corp.
3.005% due 03/01/2022		1,300	1,304
Marathon Oil Corp.
2.700% due 06/01/2020		1,850	1,842
Marriott International, Inc.
3.226% (US0003M + 0.600%) due 12/01/2020 ~		4,900	4,908
Masco Corp.
3.500% due 04/01/2021		2,887	2,908
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~		5,000	5,003
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019		4,900	4,900
Mondelez International, Inc.
3.000% due 05/07/2020		7,000	7,021
Mylan NV
3.750% due 12/15/2020		4,600	4,644
NTT Finance Corp.
1.900% due 07/21/2021		2,800	2,745
Oracle Corp.
1.900% due 09/15/2021		9,900	9,744
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		1,800	1,830
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		2,900	2,912
Reckitt Benckiser Treasury Services PLC
3.162% (US0003M + 0.560%) due 06/24/2022 ~		400	397
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	1,039
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,293	1,295
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020		3,900	3,959
Thermo Fisher Scientific, Inc.
4.700% due 05/01/2020		600	612
Time Warner Cable LLC
4.125% due 02/15/2021		2,900	2,947
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~		5,200	5,203
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	5,900	7,751
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		$4,200	4,183
3.458% (US0003M + 0.770%) due 11/13/2020 ~		5,900	5,919

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.638% (US0003M + 0.940%) due 11/12/2021 ~		5,900	5,913
3.875% due 11/13/2020		5,900	5,976
4.000% due 11/12/2021		5,900	6,023
Volkswagen International Finance NV
1.242% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	800	907
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$2,300	2,295
3.375% (US0003M + 0.750%) due 03/19/2021 ~		2,300	2,293
			258,252

UTILITIES 2.4%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		5,900	5,927
3.437% (US0003M + 0.650%) due 01/15/2020 ~		1,000	1,004
3.737% (US0003M + 0.950%) due 07/15/2021 ~		1,600	1,619
BellSouth LLC
4.333% due 04/26/2021		5,100	5,106
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		2,100	2,084
Consolidated Edison Co. of New York, Inc.
3.002% (US0003M + 0.400%) due 06/25/2021 ~		5,200	5,194
DTE Energy Co.
2.400% due 12/01/2019		3,700	3,678
LG&E & KU Energy LLC
3.750% due 11/15/2020		900	910
NextEra Energy Capital Holdings, Inc.
3.029% (US0003M + 0.400%) due 08/21/2020 ~		6,000	5,991
3.352% (US0003M + 0.720%) due 02/25/2022 ~		4,800	4,811
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		5,000	4,955
Verizon Communications, Inc.
3.615% (US0003M + 1.000%) due 03/16/2022 ~		3,500	3,554
			44,833
Total Corporate Bonds & Notes (Cost $866,098)			870,734

U.S. GOVERNMENT AGENCIES 48.5%

Fannie Mae
1.000% due 01/25/2043		151	139
2.550% due 07/25/2037 •		193	190
2.570% due 12/25/2036 •		43	43
2.836% due 03/25/2044 •		38	38
2.840% due 09/25/2042 •		211	210
2.986% due 12/25/2022 •		4	4
3.286% due 04/25/2023 •		18	17
3.382% due 06/17/2027 •		18	18
3.500% due 07/01/2047 - 12/01/2047		29,486	30,082
3.500% due 10/01/2047 - 11/01/2047 (i)		44,198	45,082
3.532% due 07/01/2042 - 06/01/2043 •		165	165
3.582% due 09/01/2041 •		114	115
4.000% due 08/01/2044 - 11/01/2048		152,142	156,938
4.000% due 12/01/2048 (i)		46,400	47,811
4.126% due 11/01/2035 •		24	25
4.264% due 12/01/2036 •		6	6
4.269% due 09/01/2035 •		112	117
4.472% due 05/01/2038 •		2,068	2,163
4.500% due 01/01/2020 - 08/01/2046		7,417	7,774
4.561% due 07/01/2035 •		13	13
5.000% due 05/01/2027 - 04/25/2033		116	122
5.141% due 09/01/2034 •		2	3
5.363% due 12/25/2042 ~		5	6
5.500% due 12/01/2028		16	17
6.000% due 02/01/2033 - 01/01/2039		1,359	1,500
6.500% due 04/01/2036		74	82
Fannie Mae, TBA
3.000% due 05/01/2049		19,600	19,498
3.500% due 05/01/2049		10,700	10,841
4.000% due 05/01/2049		100,600	103,406
4.500% due 04/01/2049 - 05/01/2049		194,000	202,011
5.500% due 04/01/2049		500	534
Freddie Mac
2.000% due 11/15/2026		3,733	3,686
2.530% due 12/25/2036 •		96	96
2.616% due 08/25/2031 •		82	82
2.909% due 12/15/2042 •		5,854	5,850
3.364% due 02/25/2045 •		157	157
4.000% due 08/01/2048 - 09/01/2048		92,566	95,592
4.379% due 07/01/2035 •		35	36
4.521% due 09/01/2035 •		141	148
5.000% due 08/01/2024 - 12/01/2041		247	266
5.706% due 08/15/2044 •		3,277	3,547
6.500% due 07/25/2043		39	45
Ginnie Mae
2.967% due 06/20/2065 •		3,057	3,056

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.029% due 10/20/2065		8,772	8,785
3.049% due 07/20/2063 •		3,257	3,261
3.309% due 05/20/2066		1,044	1,052
3.359% due 04/20/2066		6,931	6,997
3.524% due 07/20/2067		7,659	7,817
5.000% due 02/20/2041 (a)		14	1
5.000% due 09/20/2048 (i)		76,635	80,485
5.000% due 12/20/2048 - 02/20/2049		436	458
Ginnie Mae, TBA
4.500% due 04/01/2049		50,900	52,865
5.000% due 05/01/2049		8,200	8,559
Total U.S. Government Agencies (Cost $900,515)			911,811

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (i)		46,470	46,007
0.625% due 04/15/2023 (i)(m)		28,575	28,789
0.875% due 01/15/2029 (i)		28,309	29,248
Total U.S. Treasury Obligations (Cost $102,340)			104,044

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
4.193% due 09/25/2035 ^~		389	366
American Home Mortgage Investment Trust
4.236% due 10/25/2034 •		27	27
4.685% due 02/25/2045 •		62	63
Banc of America Funding Trust
4.660% due 01/20/2047 ^~		242	233
Banc of America Mortgage Trust
4.476% due 05/25/2033 ~		131	134
4.487% due 07/25/2034 ~		316	325
4.657% due 08/25/2034 ~		701	717
6.500% due 10/25/2031		3	4
BCAP LLC Trust
2.940% due 01/26/2036 •		1,985	1,963
Bear Stearns Adjustable Rate Mortgage Trust
4.231% due 07/25/2034 ~		126	123
4.427% due 01/25/2035 ~		72	71
4.459% due 01/25/2035 ~		1,733	1,724
4.886% due 01/25/2034 ~		10	11
5.026% due 04/25/2033 ~		2	2
Bear Stearns ALT-A Trust
2.646% due 02/25/2034 •		258	258
Bear Stearns Structured Products, Inc. Trust
3.745% due 12/26/2046 ^~		326	299
4.335% due 01/26/2036 ^~		516	467
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.766% due 01/25/2035 •		32	31
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 06/25/2033		1	1
Citigroup Mortgage Loan Trust
4.455% due 08/25/2035 ^~		220	169
4.490% due 05/25/2035 •		55	55
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		8	8
Countrywide Home Loan Mortgage Pass-Through Trust
4.263% due 02/20/2035 ~		212	214
4.267% due 11/20/2034 ~		513	518
4.272% due 11/25/2034 ~		292	291
4.667% due 02/20/2036 ^•		281	257
Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Certificates
4.050% due 09/26/2047 ~		58	58
Eurosail PLC
0.000% due 12/10/2044 •	EUR	73	81
1.793% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	7,657	9,805
First Horizon Alternative Mortgage Securities Trust
4.395% due 09/25/2034 ~		$413	411
First Horizon Mortgage Pass-Through Trust
4.300% due 08/25/2035 ~		104	87
5.048% due 02/25/2035 ~		991	1,000
FirstMac Mortgage Funding Trust
2.909% due 03/08/2049 •	AUD	3,672	2,593
3.159% due 03/08/2049 •		6,100	4,304
GMAC Mortgage Corp. Loan Trust
4.679% due 11/19/2035 ~		$68	66
Great Hall Mortgages PLC
2.745% due 06/18/2039 •		1,318	1,284
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,041
GS Mortgage Securities Trust
1.959% due 11/10/2045 ~(a)		2,169	127

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

GSR Mortgage Loan Trust
4.521% due 09/25/2035 ~		238	243
4.680% due 09/25/2034 ~		59	60
HarborView Mortgage Loan Trust
2.922% due 05/19/2035 •		70	68
4.115% due 07/19/2035 ^~		319	302
Holmes Master Issuer PLC
3.147% due 10/15/2054 •		4,100	4,095
Impac CMB Trust
3.486% due 07/25/2033 •		76	74
JPMorgan Chase Commercial Mortgage Securities Trust
1.778% due 10/15/2045 ~(a)		14,082	681
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		16	12
Juno Eclipse Ltd.
0.000% due 11/20/2022 •	EUR	471	527
Merrill Lynch Mortgage Investors Trust
2.736% due 11/25/2035 •		$71	67
3.146% due 09/25/2029 •		515	511
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.766% due 12/25/2035 •		387	360
PHHMC Trust
5.529% due 07/18/2035 ~		267	272
Prime Mortgage Trust
2.886% due 02/25/2034 •		4	4
Residential Funding Mortgage Securities, Inc. Trust
4.489% due 09/25/2035 ^~		562	468
Structured Adjustable Rate Mortgage Loan Trust
3.797% due 01/25/2035 ^•		172	165
4.291% due 08/25/2035 ~		145	145
4.570% due 02/25/2034 ~		145	146
4.578% due 08/25/2034 ~		192	193
Structured Asset Mortgage Investments Trust
2.766% due 02/25/2036 ^•		108	102
3.142% due 09/19/2032 •		2	2
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)	GBP	11,500	14,982
WaMu Mortgage Pass-Through Certificates Trust
2.756% due 12/25/2045 •		$81	81
3.166% due 01/25/2045 •		518	515
3.797% due 06/25/2042 •		14	14
Wells Fargo Commercial Mortgage Trust
1.780% due 10/15/2045 ~(a)		3,661	182
Wells Fargo Mortgage-Backed Securities Trust
4.618% due 09/25/2034 ~		2,022	2,082
4.954% due 03/25/2036 ~		128	131
4.974% due 12/25/2034 ~		102	104
4.988% due 01/25/2035 ~		125	128
5.124% due 03/25/2035 ~		86	88
Total Non-Agency Mortgage-Backed Securities (Cost $62,735)			59,993

ASSET-BACKED SECURITIES 10.0%

ACE Securities Corp. Home Equity Loan Trust
2.546% due 10/25/2036 •		62	32
3.386% due 12/25/2034 •		1,280	1,255
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.986% due 09/25/2035 •		7,100	7,113
Asset-Backed Funding Certificates Trust
3.161% due 06/25/2035 •		3,636	3,645
Asset-Backed Securities Corp. Home Equity Loan Trust
4.134% due 03/15/2032 •		74	75
Bear Stearns Asset-Backed Securities Trust
3.486% due 10/25/2037 •		1,191	1,197
Black Diamond CLO Ltd.
3.823% due 02/06/2026 •		2,340	2,340
CARDS Trust
2.834% due 04/17/2023 •		10,000	10,006
3.047% due 04/17/2023		10,000	10,029
Chesapeake Funding LLC
2.859% due 08/15/2030		7,776	7,761
3.230% due 08/15/2030		5,832	5,874
Citigroup Mortgage Loan Trust, Inc.
3.206% due 09/25/2035 ^•		1,357	1,363
Countrywide Asset-Backed Certificates
3.186% due 12/25/2033 •		1,018	1,006
Countrywide Asset-Backed Certificates, Inc.
3.286% due 03/25/2033 •		599	594
Credit Suisse First Boston Mortgage Securities Corp.
3.106% due 01/25/2032 •		6	5
Crown Point CLO Ltd.
3.713% due 07/17/2028		3,000	2,976
Discover Card Execution Note Trust
1.900% due 10/17/2022		5,100	5,064
Edsouth Indenture LLC
3.636% due 09/25/2040 •		764	766

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

Enterprise Fleet Financing LLC
3.380% due 05/20/2024		5,000	5,045
Evans Grove CLO Ltd.
3.549% due 05/28/2028 •		5,000	4,961
Exeter Automobile Receivables Trust
2.900% due 01/18/2022		2,464	2,464
Figueroa CLO Ltd.
3.687% due 01/15/2027 •		5,000	4,994
First Franklin Mortgage Loan Trust
3.206% due 05/25/2035 •		11	11
Ford Credit Auto Owner Trust
2.440% due 01/15/2027		4,000	3,985
Ford Credit Floorplan Master Owner Trust
2.764% due 05/15/2023 •		5,100	5,098
Gallatin CLO Ltd.
3.811% due 01/21/2028 •		5,000	4,980
GE-WMC Mortgage Securities Trust
2.526% due 08/25/2036 •		9	6
GMF Floorplan Owner Revolving Trust
2.864% due 03/15/2023		3,900	3,894
Gracechurch Card Funding PLC
2.884% due 07/15/2022 •		5,000	5,000
GSAMP Trust
2.876% due 01/25/2036 •		1,067	1,062
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032		5,000	5,011
Massachusetts Educational Financing Authority
3.721% due 04/25/2038 •		251	252
MMAF Equipment Finance LLC
2.920% due 07/12/2021		3,883	3,886
NovaStar Mortgage Funding Trust
2.806% due 05/25/2036 •		4,022	3,976
Octagon Investment Partners Ltd.
3.887% due 04/15/2026 •		2,037	2,039
OSCAR U.S. Funding Trust LLC
3.150% due 08/10/2021		4,132	4,136
Palmer Square CLO Ltd.
3.534% due 08/15/2026 •		4,453	4,424
Palmer Square Loan Funding Ltd.
3.437% due 07/15/2026 •		4,271	4,230
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •		766	770
Penarth Master Issuer PLC
2.862% due 03/18/2022 •		5,100	5,090
RAAC Trust
2.966% due 03/25/2037 •		173	173
Renaissance Home Equity Loan Trust
3.486% due 12/25/2033 •		2,418	2,395
Residential Asset Securities Corp. Trust
3.371% due 01/25/2034 •		2,558	2,551
SLC Student Loan Trust
2.711% due 09/15/2026 •		1,897	1,895
2.721% due 03/15/2027 •		3,795	3,778
SLM Student Loan Trust
2.861% due 10/25/2024 •		1,037	1,036
2.921% due 10/25/2029 •		4,161	4,134
3.271% due 04/25/2024 •		1,619	1,621
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		964	961
3.050% due 12/26/2025		1,485	1,486
Sound Point CLO Ltd.
3.651% due 01/20/2028 •		5,000	4,984
Structured Asset Investment Loan Trust
3.191% due 03/25/2034 •		456	452
3.461% due 10/25/2033 •		217	218
TICP CLO Ltd.
3.601% due 04/20/2028		6,100	6,045
Wellfleet CLO Ltd.
3.901% due 10/20/2027 •		6,000	6,000
Wells Fargo Home Equity Asset-Backed Securities Trust
2.746% due 05/25/2036 •		279	279
Westlake Automobile Receivables Trust
2.840% due 09/15/2021		4,109	4,111
WhiteHorse Ltd.
3.703% due 04/17/2027 •		5,000	4,983
Zais CLO Ltd.
3.937% due 04/15/2028 •		5,000	4,974
Total Asset-Backed Securities (Cost $185,687)			188,491

SOVEREIGN ISSUES 2.8%

Argentina Government International Bond
6.250% due 04/22/2019		5,000	5,009
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2019 (e)	BRL	72,000	17,820
0.000% due 01/01/2020 (e)		67,300	16,383

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	2,763	58
Spain Government International Bond
4.000% due 04/30/2020	EUR	11,600	13,624
Total Sovereign Issues (Cost $55,156)			52,894

		SHARES

CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co. «(c)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL
		AMOUNT
		(000s)

SHORT-TERM INSTRUMENTS 1.3%

CERTIFICATES OF DEPOSIT 1.1%

Barclays Bank PLC
3.171% (US0003M + 0.400%) due 10/25/2019 ~		$10,000	10,017
Lloyds Bank Corporate Markets PLC
3.102% (US0003M + 0.500%) due 09/24/2020 ~		6,000	6,002
3.297% (US0003M + 0.500%) due 10/26/2020 ~		5,000	5,002
			21,021

REPURCHASE AGREEMENTS (h) 0.1%
			2,212

U.S. TREASURY BILLS 0.1%

2.437% due 04/11/2019 - 06/20/2019 (d)(e)(k)(m)		1,604	1,600
Total Short-Term Instruments (Cost $24,812)			24,833
Total Investments in Securities (Cost $2,209,283)			2,224,746

		SHARES

INVESTMENTS IN AFFILIATES 16.1%

SHORT-TERM INSTRUMENTS 16.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%

PIMCO Short Asset Portfolio		20,895,430	207,889
PIMCO Short-Term Floating NAV Portfolio III		9,531,132	94,253
Total Short-Term Instruments (Cost $303,301)			302,142
Total Investments in Affiliates (Cost $303,301)			302,142
Total Investments 134.4% (Cost $2,512,584)			$2,526,888
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $2,577)			654
Other Assets and Liabilities, net (34.4)%			(647,380)
Net Assets 100.0%			$1,880,162

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security. (f) Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$2,212	U.S. Treasury Notes 2.625% due 07/15/2021	$(2,257)	$2,212	$2,212
Total Repurchase Agreements						$(2,257)	$2,212	$2,212

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.650%	02/08/2019	05/08/2019	$(2,727)	$(2,737)
BOS	2.650	02/19/2019	04/22/2019	(47,495)	(47,638)
BSN	2.630	03/28/2019	04/04/2019	(21,759)	(21,766)
	2.650	03/11/2019	05/13/2019	(46,155)	(46,226)
	2.680	02/13/2019	04/10/2019	(43,191)	(43,342)
	2.680	03/18/2019	05/17/2019	(72,820)	(72,896)
DEU	2.650	02/21/2019	04/22/2019	(709)	(711)
	2.650	03/21/2019	04/22/2019	(4,608)	(4,612)
GRE	2.700	02/20/2019	04/03/2019	(17,820)	(17,874)

Total Reverse Repurchase Agreements					$(257,802)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	6.000%	04/01/2049	$1,500	$(1,612)	$(1,618)
Freddie Mac, TBA	5.000	04/01/2049	250	(263)	(265)
Total Short Sales (0.1)%				$(1,875)	$(1,883)

(i)	Securities with an aggregate market value of $263,985 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(253,223) at a weighted average interest rate of 2.639%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$137.500	05/24/2019	280	$280	$2	$5
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	138.000	05/24/2019	1,865	1,865	16	30
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	104.625	05/24/2019	1,901	3,802	16	2
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	105.000	05/24/2019	850	1,700	7	1
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	189.000	05/24/2019	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	10	10	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	191.000	05/24/2019	25	25	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.250	05/24/2019	306	306	3	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	176	176	2	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	109.000	05/24/2019	415	415	4	0
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	110.000	05/24/2019	195	195	2	0
Total Purchased Options					$52	$38

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$122.500	04/26/2019	187	$187	$(64)	$(9)
Total Written Options					$(64)	$(9)
FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	2,639	$742,332	$112	$0	$0
90-Day Eurodollar September Futures	09/2019	603	147,042	721	0	(38)
Euro-Bund 10-Year Bond June Futures	06/2019	759	141,623	2,273	0	(213)
U.S. Treasury 2-Year Note June Futures	06/2019	5,669	1,208,028	4,158	0	(1,240)
U.S. Treasury 5-Year Note June Futures	06/2019	1,092	126,484	1,041	0	(247)
				$8,305	$0	$(1,738)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	801	$(195,955)	$(1,559)	$150	$0
90-Day Eurodollar June Futures	06/2020	870	(212,661)	(1,370)	185	0
90-Day Eurodollar March Futures	03/2020	871	(212,709)	(861)	163	0
90-Day Eurodollar September Futures	09/2020	1,101	(269,305)	(2,368)	220	0
Australia Government 10-Year Bond June Futures	06/2019	132	(12,986)	(267)	52	(52)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	127	(132)	(60)	33	0
Canada Government 10-Year Bond June Futures	06/2019	122	(12,693)	(259)	107	0
Euro-BTP Italy Government Bond June Futures	06/2019	776	(112,701)	(2,622)	365	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	366	(66,786)	(1,784)	135	0
U.S. Treasury 10-Year Note June Futures	06/2019	1,312	(162,975)	(2,566)	369	0
U.S. Treasury 30-Year Bond June Futures	06/2019	47	(7,034)	(182)	18	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June
Futures	06/2020	870	(140,445)	(631)	0	(21)
United Kingdom 90-Day LIBOR Sterling Interest Rate March
Futures	03/2020	870	(140,473)	(603)	0	(28)
United Kingdom Long Gilt June Futures	06/2019	73	(12,300)	(203)	6	(9)
				$(15,335)	$1,803	$(110)
Total Futures Contracts				$(7,030)	$1,803	$(1,848)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire
Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.512%		$1,000	$23	$(1)	$22	$1	$0
Deutsche
Bank AG	1.000	Quarterly	06/20/2019	0.433	EUR	4,000	(12)	19	7	1	0
General
Electric Co.	1.000	Quarterly	12/20/2020	0.274		$2,000	(59)	85	26	0	(1)
							$(48)	$103	$55	$2	$(1)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$33,500	$1,064	$(1,562)	$(498)	$84	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		24,100	1,289	(1,146)	143	65	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	30,800	(218)	(806)	(1,024)	4	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	10,270,000	321	367	688	56	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		9,450,000	(114)	(1,756)	(1,870)	0	(120)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,640,000	201	259	460	35	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		3,120,000	69	(2,117)	(2,048)	0	(215)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		340,000	(11)	(407)	(418)	0	(39)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020 MXN		244,900	(14)	125	111	0	(25)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		222,200	0	107	107	0	(22)
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020		988,300	0	488	488	0	(99)
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		432,700	49	(260)	(211)	44	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		453,700	0	(215)	(215)	47	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		524,200	0	(327)	(327)	55	0

							$2,636	$(7,250)	$(4,614)	$390	$(520)
Total Swap Agreements							$2,588	$(7,147)	$(4,559)	$392	$(521)

(k) Securities with an aggregate market value of $628 and cash of $17,844 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019	CAD	6,027		$4,523	$13	$0
	04/2019		$988	RUB	65,447	7	0
	05/2019	GBP	972		$1,275	6	0
	05/2019		$3,863	EUR	3,401	0	(34)
BPS	04/2019	ARS	33,294		$768	1	0
	04/2019	BRL	22,800		5,851	28	0
	04/2019		$786	ARS	33,294	3	(22)
	04/2019		6,089	BRL	22,800	0	(266)
	05/2019	ARS	10,268		$221	0	(4)
	05/2019		$14,008	JPY	1,557,300	93	0
	06/2019	THB	10,231		$327	4	0
	10/2019	BRL	23,500		6,182	272	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

BRC	04/2019	CAD	170		126	0	(1)
	04/2019	RUB	65,447		989	0	(7)
	05/2019	GBP	21,421		28,641	682	0
CBK	04/2019	CAD	189		141	0	(1)
	04/2019		$7,709	MXN	149,622	0	(17)
	05/2019	EUR	11,049		$12,575	136	0
	05/2019		$10,481	EUR	9,272	0	(42)
	05/2019		36,340	GBP	27,615	0	(296)
	06/2019	MXN	484,506		$24,599	14	(41)
	06/2019		$28,618	MXN	557,268	0	(294)
FBF	04/2019	ARS	105,813		$2,665	225	0
	04/2019		$2,442	ARS	105,813	0	(2)
GLM	04/2019	ARS	46,189		$1,066	1	0
	04/2019	AUD	16,987		12,143	81	0
	04/2019	CAD	7,396		5,551	16	0
	04/2019	MXN	209,192		10,781	26	0
	04/2019		$1,061	ARS	46,189	5	0
	04/2019		12,246	AUD	17,276	21	0
	04/2019		25,405	GBP	19,102	0	(526)
	05/2019	ARS	46,189		$1,008	0	(7)
	05/2019	AUD	17,276		12,253	0	(21)
	06/2019		$128	MYR	520	0	0
HUS	04/2019	ARS	26,330		$608	0	0
	04/2019	TRY	609		109	2	0
	04/2019		$639	ARS	26,330	0	(32)
	04/2019		31,258	CAD	41,246	0	(393)
	04/2019		3,139	MXN	61,238	12	(2)
	05/2019		1,151	ARS	52,641	0	(25)
	06/2019	MXN	59,570		$3,018	0	(10)
	08/2019		322,107		16,411	162	0
JPM	04/2019	AUD	289		205	0	0
	04/2019	BRL	259,800		68,536	2,182	0
	04/2019	CAD	4,570		3,428	8	0
	04/2019	MXN	1,669		88	2	0
	04/2019		$68,134	BRL	259,800	0	(1,780)
	05/2019	EUR	36,241		$41,180	379	0
	05/2019	JPY	123,700		1,127	7	0
	05/2019		$34,807	JPY	3,854,200	153	(61)
	10/2019	BRL	48,500		$12,803	604	0
MSB	04/2019		63,800		16,373	78	0
	04/2019		$17,108	BRL	63,800	0	(813)
	01/2020	BRL	67,300		$17,662	859	0
SCX	04/2019		28,800		7,391	35	0
	04/2019	GBP	19,102		25,289	409	0
	04/2019		$7,694	BRL	28,800	0	(339)
	05/2019		25,327	GBP	19,102	0	(409)
SSB	06/2019	MXN	13,192		$684	14	0
TOR	08/2019		$16,420	MXN	322,107	0	(170)
UAG	04/2019	CAD	22,894		$17,053	0	(79)
	05/2019	GBP	12,794		16,572	0	(127)
	05/2019		$17,066	CAD	22,894	80	0
Total Forward Foreign Currency Contracts						$6,620	$(5,821)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	$72.500	04/03/2019	18,000	$1	$0
Total Purchased Options					$1	$0

**	Notional Amount represents the number of contracts.

(m)	Securities with an aggregate market value of $1,738 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$11,946	$11,946
Corporate Bonds & Notes
Banking & Finance	0	567,649	0	567,649
Industrials	4,794	253,458	0	258,252
Utilities	0	44,833	0	44,833
U.S. Government Agencies	0	911,811	0	911,811
U.S. Treasury Obligations	0	104,044	0	104,044
Non-Agency Mortgage-Backed Securities	0	59,993	0	59,993
Asset-Backed Securities	0	188,491	0	188,491

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2019 (Unaudited)

Sovereign Issues	0	52,894	0	52,894
Short-Term Instruments
Certificates of Deposit	0	21,021	0	21,021
Repurchase Agreements	0	2,212	0	2,212
U.S. Treasury Bills	0	1,600	0	1,600

	$4,794	$2,208,006	$11,946	$2,224,746
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$302,142	$0	$0	$302,142

Total Investments	$306,936	$2,208,006	$11,946	$2,526,888

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,883)	$0	$(1,883)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,803	430	0	2,233
Over the counter	0	6,620	0	6,620

	$1,803	$7,050	$0	$8,853
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,848)	(530)	0	(2,378)
Over the counter	0	(5,821)	0	(5,821)

	$(1,848)	$(6,351)	$0	$(8,199)

Total Financial Derivative Instruments	$(45)	$699	$0	$654

Totals	$306,891	$2,206,822	$11,946	$2,525,659

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 149.8% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC
4.236% (LIBOR03M + 1.750%) due 10/25/2023 ~		$77	$76
Total Loan Participations and Assignments (Cost $77)			76

CORPORATE BONDS & NOTES 9.9%

BANKING & FINANCE 5.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	400
4.625% due 10/30/2020		100	102
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	117
Ally Financial, Inc.
3.750% due 11/18/2019		$190	191
American Tower Corp.
2.800% due 06/01/2020		190	190
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	400	461
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)		100	115
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,220	1,240
Bank of Ireland
7.375% due 06/18/2020 •(g)(h)	EUR	400	473
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	631
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	1,800	2,097
6.625% due 06/29/2021 •(g)(h)		600	735
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$2,600	2,651
Deutsche Bank AG
4.250% due 10/14/2021		10,200	10,256
General Motors Financial Co., Inc.
2.350% due 10/04/2019		190	190
4.064% (US0003M + 1.270%) due 10/04/2019 ~		100	100
Goldman Sachs Group, Inc.
3.811% (US0003M + 1.200%) due 09/15/2020 ~		9,550	9,652
ING Bank NV
2.625% due 12/05/2022		3,200	3,202
International Lease Finance Corp.
5.875% due 04/01/2019		580	580
6.250% due 05/15/2019		480	482
8.250% due 12/15/2020		2,310	2,497
John Deere Capital Corp.
2.897% (US0003M + 0.290%) due 06/22/2020 ~		6,940	6,953
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,801
6.375% due 06/27/2020 •(g)(h)	EUR	600	694
Macquarie Bank Ltd.
3.144% (US0003M + 0.350%) due 04/04/2019 ~		$3,670	3,670
Mitsubishi UFJ Financial Group, Inc.
4.506% (US0003M + 1.880%) due 03/01/2021 ~		2,015	2,064
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~		960	961
Nationwide Building Society
6.875% due 06/20/2019 •(g)(h)	GBP	300	393
Navient Corp.
4.875% due 06/17/2019		$131	131
8.000% due 03/25/2020		2,140	2,231
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,074
4.519% due 06/25/2024 •		1,400	1,433
7.500% due 08/10/2020 •(g)(h)		1,120	1,144
8.625% due 08/15/2021 •(g)(h)		400	427
SBA Tower Trust
2.877% due 07/15/2046		600	595
State Bank of India
3.745% (US0003M + 0.950%) due 04/06/2020 ~		4,300	4,306
Toronto-Dominion Bank
2.250% due 03/15/2021		4,600	4,571

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

UBS AG
3.175% due 06/08/2020 •	5,600	5,623
Unibail-Rodamco SE
3.549% (US0003M + 0.770%) due 04/16/2019 ~	5,500	5,502
UniCredit SpA
7.830% due 12/04/2023	10,150	11,312
		93,247

INDUSTRIALS 2.6%
Allergan Funding SCS
3.000% due 03/12/2020	1,160	1,160
Allergan Sales LLC
5.000% due 12/15/2021	1,540	1,604
Allergan, Inc.
3.375% due 09/15/2020	1,060	1,065
BAT Capital Corp.
3.283% due 08/14/2020 •	3,180	3,174
BAT International Finance PLC
2.750% due 06/15/2020	100	100
Charter Communications Operating LLC
3.579% due 07/23/2020	2,390	2,408
4.464% due 07/23/2022	140	145
Danone S.A.
2.077% due 11/02/2021	500	490
Dell International LLC
4.420% due 06/15/2021	1,500	1,540
Discovery Communications LLC
3.343% (US0003M + 0.710%) due 09/20/2019 ~	480	481
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~	2,700	2,700
EMC Corp.
2.650% due 06/01/2020	290	288
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~	3,570	3,569
3.311% (US0003M + 0.700%) due 06/15/2020 ~	4,920	4,925
Energy Transfer Partners LP
5.750% due 09/01/2020	100	103
EQT Corp.
4.875% due 11/15/2021	900	934
ERAC USA Finance LLC
4.500% due 08/16/2021	480	495
5.250% due 10/01/2020	390	402
General Electric Co.
5.550% due 05/04/2020	1,000	1,026
General Motors Co.
3.539% (US0003M + 0.800%) due 08/07/2020 ~	70	70
Hewlett Packard Enterprise Co.
3.515% (US0003M + 0.720%) due 10/05/2021 ~	3,100	3,090
McDonald’s Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~	5,500	5,503
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,700	1,658
Ryder System, Inc.
2.450% due 09/03/2019	100	100
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,300	1,351
Sky Ltd.
2.625% due 09/16/2019	100	100
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~	100	100
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	63	63
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021	500	513
Telefonica Emisiones S.A.
5.877% due 07/15/2019	390	393
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~	3,650	3,635
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021	1,800	1,830
Time Warner Cable LLC
5.000% due 02/01/2020	480	488
8.250% due 04/01/2019	100	100
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	100	102
VMware, Inc.
3.900% due 08/21/2027	190	183
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,099

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

2.450% due 11/20/2019		300	299
			47,286

SPECIALTY FINANCE 0.2%
CIMIC Group Ltd.
3.873% due 04/04/2019 (i)		800	800
4.189% due 07/03/2019 (i)	AUD	3,000	2,111
			2,911

UTILITIES 2.0%
American Electric Power Co., Inc.
2.150% due 11/13/2020		$900	892
AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		2,800	2,813
3.737% (US0003M + 0.950%) due 07/15/2021 ~		4,340	4,393
5.150% due 02/15/2050		1,540	1,579
5.300% due 08/15/2058		580	590
British Transco International Finance BV
0.000% due 11/04/2021 (d)		580	531
Consolidated Edison Co. of New York, Inc.
3.002% (US0003M + 0.400%) due 06/25/2021 ~		680	679
Duke Energy Corp.
3.193% (US0003M + 0.500%) due 05/14/2021 ~		5,690	5,689
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		100	101
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~		3,520	3,521
3.029% (US0003M + 0.400%) due 08/21/2020 ~		3,570	3,565
Petrobras Global Finance BV
5.299% due 01/27/2025		5,785	5,883
5.999% due 01/27/2028		540	548
6.125% due 01/17/2022		212	224
6.625% due 01/16/2034	GBP	100	142
Plains All American Pipeline LP
2.600% due 12/15/2019		$100	100
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~		1,550	1,536
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~		1,640	1,633
Sprint Communications, Inc.
7.000% due 03/01/2020		2,900	2,983
Sprint Corp.
7.250% due 09/15/2021		100	105
			37,507
Total Corporate Bonds & Notes (Cost $179,247)			180,951
MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		625	625
Total Municipal Bonds & Notes (Cost $598)			625
U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
2.570% due 12/25/2036 •		31	30
2.636% due 08/25/2034 •		29	29
2.836% due 07/25/2037 - 05/25/2042 •		51	51
2.886% due 03/25/2049 •		9,381	9,353
2.926% due 05/25/2036 •		10	10
3.532% due 07/01/2044 - 09/01/2044 •		26	27
4.039% due 10/01/2035 •		36	38
4.393% due 05/25/2035		197	208
Fannie Mae, TBA
3.500% due 05/01/2049		121,340	122,942
4.000% due 04/01/2049 - 05/01/2049		113,500	116,706
Freddie Mac
2.616% due 08/25/2031 •		33	33
2.859% due 07/15/2044 •		3,068	3,058
2.934% due 08/15/2033 - 09/15/2042 •		5,913	5,929
3.364% due 02/25/2045 •		578	578
3.597% due 10/25/2044 •		1,875	1,896
4.626% due 12/01/2035 •		24	25
4.802% due 01/01/2034 •		59	62
Ginnie Mae
2.888% due 02/20/2049 •		9,282	9,268
3.030% due 08/20/2068 •		3,730	3,680
3.247% due 04/20/2067 •		2,640	2,685
NCUA Guaranteed Notes
2.931% due 10/07/2020 •		927	929
3.041% due 12/08/2020 •		2,485	2,495

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Small Business Administration
6.020% due 08/01/2028	359	383
Total U.S. Government Agencies (Cost $279,543)		280,415

U.S. TREASURY OBLIGATIONS 103.0%
U.S. Treasury Bonds
3.000% due 02/15/2048	140	145
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (k)(m)	189,746	188,306
0.125% due 01/15/2022	23,053	22,878
0.125% due 04/15/2022 (k)(m)	101,606	100,594
0.125% due 07/15/2022	32,251	32,097
0.125% due 01/15/2023	21,210	20,980
0.125% due 07/15/2024 (o)	23,733	23,452
0.125% due 07/15/2026	34,809	34,073
0.250% due 01/15/2025 (k)	93,122	92,198
0.375% due 07/15/2023	54,008	54,174
0.375% due 07/15/2025	40,785	40,784
0.375% due 01/15/2027 (o)	28,071	27,842
0.375% due 07/15/2027	3,684	3,659
0.500% due 01/15/2028	66,631	66,535
0.625% due 07/15/2021 (m)(o)	8,018	8,093
0.625% due 04/15/2023	12,089	12,179
0.625% due 01/15/2024	16,777	16,949
0.625% due 01/15/2026 (k)	220,447	223,099
0.625% due 02/15/2043 (o)	4,456	4,202
0.750% due 07/15/2028	6,528	6,679
0.750% due 02/15/2042	13,200	12,882
0.750% due 02/15/2045	56,534	54,468
0.875% due 01/15/2029	23,026	23,789
0.875% due 02/15/2047	36,333	36,040
1.000% due 02/15/2046	28,152	28,763
1.000% due 02/15/2048	14,731	15,081
1.375% due 01/15/2020	62,653	63,183
1.375% due 02/15/2044 (k)	63,783	70,638
1.750% due 01/15/2028 (k)	73,020	80,722
2.000% due 01/15/2026 (k)	47,015	51,900
2.125% due 02/15/2040 (k)	40,257	50,320
2.125% due 02/15/2041	4,379	5,504
2.375% due 01/15/2025 (k)	119,014	132,250
2.375% due 01/15/2027	17,948	20,534
2.500% due 01/15/2029 (k)	76,140	90,323
3.375% due 04/15/2032 (k)	11,253	15,183
3.625% due 04/15/2028 (k)	39,437	50,114
3.875% due 04/15/2029 (k)	75,543	99,898
U.S. Treasury Notes
0.000% due 03/31/2024 (b)(k)(o)	3,670	3,652
2.750% due 02/15/2024	770	788
Total U.S. Treasury Obligations (Cost $1,875,668)		1,884,950
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
4.581% due 05/25/2036 ^~	150	147
Alliance Bancorp Trust
2.726% due 07/25/2037 •	966	863
American Home Mortgage Investment Trust
4.185% due 09/25/2045 •	100	101
Banc of America Funding Trust
2.708% due 07/20/2036 •	48	48
4.660% due 01/20/2047 ^~	206	199
4.668% due 02/20/2036 ~	257	256
Banc of America Mortgage Trust
4.359% due 06/25/2035 ~	52	50
4.542% due 02/25/2036 ^~	243	228
4.871% due 11/25/2034 ~	14	15
Bear Stearns Adjustable Rate Mortgage Trust
4.195% due 07/25/2036 ^~	289	270
4.247% due 02/25/2036 ^~	75	71
4.350% due 01/25/2035 ~	187	185
4.375% due 03/25/2035 ~	219	219
4.730% due 10/25/2035 •	414	420
Bear Stearns ALT-A Trust
4.262% due 09/25/2035 ^~	1,029	852
4.263% due 03/25/2036 ^~	394	336
Chase Mortgage Finance Trust
4.169% due 02/25/2037 ~	25	25
ChaseFlex Trust
6.000% due 02/25/2037 ^	379	264
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.766% due 01/25/2035 •	8	8
Citigroup Mortgage Loan Trust
4.273% due 09/25/2037 ^~	555	536
4.490% due 05/25/2035 •	16	17
4.654% due 03/25/2037 ^~	2,843	2,787

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

4.980% due 03/25/2036 ^•		409	410
Citigroup Mortgage Loan Trust, Inc.
3.890% due 09/25/2035 •		14	13
Civic Mortgage LLC
4.349% due 11/25/2022 Ø		1,373	1,373
Countrywide Alternative Loan Trust
2.596% due 06/25/2046 •		148	142
2.666% due 05/25/2047 •		110	108
2.668% due 02/20/2047 ^•		414	338
2.676% due 09/25/2046 ^•		3,195	2,964
2.766% due 12/25/2035 •		24	24
3.397% due 12/25/2035 •		75	68
6.000% due 03/25/2037 ^		4,214	3,013
Countrywide Home Loan Mortgage Pass-Through Trust
3.550% due 05/20/2036 ^~		79	75
5.500% due 08/25/2035 ^		62	57
6.000% due 04/25/2036		482	394
Credit Suisse Mortgage Capital Certificates
6.353% due 10/26/2036 ~		256	231
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
2.586% due 10/25/2036 ^•		11	8
Eurosail PLC
1.793% due 06/13/2045 •	GBP	2,476	3,198
First Horizon Alternative Mortgage Securities Trust
4.330% due 06/25/2034 ~		$141	141
6.000% due 02/25/2037 ^		417	319
First Horizon Mortgage Pass-Through Trust
4.300% due 08/25/2035 ~		201	167
4.537% due 02/25/2035 ~		379	384
GreenPoint Mortgage Funding Trust
2.666% due 09/25/2046 •		393	368
2.926% due 06/25/2045 •		209	202
3.026% due 11/25/2045 •		141	123
GS Mortgage Securities Trust
4.592% due 08/10/2043		5,800	5,888
GSR Mortgage Loan Trust
4.329% due 07/25/2035 ~		228	231
4.437% due 12/25/2034 ~		302	305
4.521% due 09/25/2035 ~		174	178
4.808% due 01/25/2035 ~		95	95
HarborView Mortgage Loan Trust
2.828% due 06/20/2035 •		75	74
2.922% due 05/19/2035 •		61	59
3.042% due 02/19/2036 •		128	108
IndyMac Mortgage Loan Trust
2.766% due 07/25/2035 •		222	200
3.266% due 05/25/2034 •		22	21
4.276% due 12/25/2034 ~		83	83
4.588% due 11/25/2035 ^~		198	197
JPMorgan Mortgage Trust
3.674% due 07/27/2037 ~		528	530
4.320% due 08/25/2035 ^~		150	145
4.329% due 07/25/2035 ~		270	278
4.399% due 09/25/2035 ~		47	46
4.436% due 07/25/2035 ~		104	106
4.570% due 02/25/2035 ~		151	150
4.619% due 08/25/2035 ~		164	165
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~		23	23
MASTR Adjustable Rate Mortgages Trust
4.467% due 11/21/2034 ~		119	123
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.184% due 11/15/2031 •		83	83
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.924% due 12/15/2030 •		98	96
Merrill Lynch Mortgage Investors Trust
2.736% due 11/25/2035 •		89	85
4.155% due 12/25/2035 ~		141	131
Morgan Stanley Mortgage Loan Trust
4.399% due 06/25/2036 ~		241	247
Residential Accredit Loans, Inc. Trust
2.786% due 08/25/2035 •		85	76
Residential Asset Securitization Trust
2.886% due 05/25/2035 •		717	610
6.500% due 09/25/2036 ^		269	179
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		262	246
Sequoia Mortgage Trust
2.688% due 07/20/2036 •		620	597
3.182% due 10/19/2026 •		24	24
Structured Adjustable Rate Mortgage Loan Trust
3.797% due 01/25/2035 ^•		89	85
4.291% due 08/25/2035 ~		102	102
4.424% due 12/25/2034 ~		31	31
4.570% due 02/25/2034 ~		95	95

Schedule of Investments PIMCO (Cont.)Real Return Portfolio	March 31, 2019 (Unaudited)

Structured Asset Mortgage Investments Trust
2.676% due 06/25/2036 •		68	67
2.696% due 04/25/2036 •		277	260
2.732% due 07/19/2035 •		581	575
3.142% due 10/19/2034 •		54	53
Swan Trust
3.116% due 04/25/2041 •	AUD	99	71
Towd Point Mortgage Funding
0.000% due 10/20/2051•(b)	GBP	7,400	9,641
Vornado DP LLC Trust
4.004% due 09/13/2028 •		$6,300	6,366
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 07/25/2046 •		491	482
2.625% due 11/25/2046 •		73	72
3.127% due 01/25/2047 •		489	494
3.142% due 12/25/2046 •		72	71
3.167% due 05/25/2047 •		312	292
3.397% due 02/25/2046 •		106	106
3.597% due 11/25/2042 •		14	14
3.646% due 08/25/2035 ~		26	26
4.072% due 12/25/2035 ~		104	101
Wells Fargo Mortgage-Backed Securities Trust
4.618% due 09/25/2034 ~		27	28
Total Non-Agency Mortgage-Backed Securities (Cost $51,123)			52,428

ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp. Home Equity Loan Trust
2.686% due 03/25/2037 •		458	272
Adagio CLO Ltd.
0.660% due 10/15/2029 •	EUR	500	561
Argent Mortgage Loan Trust
2.966% due 05/25/2035 •		$788	752
Atrium Corp.
3.591% due 04/22/2027 •		2,000	1,984
Babson Euro CLO BV
0.512% due 10/25/2029 •	EUR	600	672
Benefit Street Partners CLO Ltd.
3.560% due 07/18/2027 •		$1,100	1,094
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,660	1,862
3.858% due 10/03/2029 •		$1,120	1,123
Brookside Mill CLO Ltd.
3.593% due 01/17/2028 •		2,130	2,111
Carlyle Global Market Strategies Euro CLO DAC
0.730% due 09/21/2029 •	EUR	300	337
Catamaran CLO Ltd.
3.615% due 01/27/2028 •		$4,450	4,421
CIFC Funding Ltd.
3.567% due 04/15/2027 •		4,550	4,521
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •		567	574
Citigroup Mortgage Loan Trust
2.566% due 01/25/2037 •		122	86
Citigroup Mortgage Loan Trust, Inc.
2.736% due 06/25/2037 •		5,663	5,660
College Loan Corp. Trust
3.021% due 01/25/2024 •		800	786
CoreVest American Finance Trust
2.968% due 10/15/2049 •		610	605
Countrywide Asset-Backed Certificates
2.676% due 11/25/2037 •		5,112	4,887
2.736% due 03/25/2037 •		1,260	1,193
3.896% due 04/25/2036 ~		3	3
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021 •		1,252	1,259
Credit-Based Asset Servicing & Securitization LLC
2.706% due 07/25/2037 •		1,024	691
3.536% due 05/25/2035 •		386	387
Credit-Based Asset Servicing & Securitization Trust
2.546% due 11/25/2036 •		68	42
CVP Cascade CLO Ltd.
3.929% due 01/16/2026 •		403	403
Equity One Mortgage Pass-Through Trust
3.086% due 04/25/2034 •		76	69
First Franklin Mortgage Loan Trust
2.956% due 11/25/2036 •		2,400	2,133
Flagship Ltd.
3.881% due 01/20/2026 •		1,276	1,276
Fremont Home Loan Trust
2.621% due 10/25/2036 •		1,035	973
GSAMP Trust
2.556% due 12/25/2036 •		83	47
3.221% due 09/25/2035 ^•		88	87
3.461% due 03/25/2035 ^•		65	57

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027•		1,800	1,790
HSI Asset Securitization Corp. Trust
2.536% due 10/25/2036•		6	3
IndyMac Mortgage Loan Trust
2.556% due 07/25/2036•		687	310
Jamestown CLO Ltd.
3.477% due 07/15/2026•		2,233	2,226
3.993% due 01/17/2027•		5,333	5,330
Jubilee CLO BV
0.490% due 12/15/2029•	EUR	2,400	2,683
0.532% due 07/12/2028•		1,100	1,236
KVK CLO Ltd.
3.697% due 01/14/2028		$610	605
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		1,280	911
Lehman XS Trust
2.646% due 05/25/2036•		1,400	1,396
5.355% due 06/25/2036 Ø		750	756
Long Beach Mortgage Loan Trust
2.606% due 08/25/2036•		1,250	657
Marathon CLO Ltd.
3.511% due 11/21/2027•		1,530	1,519
MASTR Asset-Backed Securities Trust
2.986% due 10/25/2035 ^•		76	72
Merrill Lynch Mortgage Investors Trust
2.566% due 09/25/2037•		23	13
2.606% due 02/25/2037•		309	132
Morgan Stanley IXIS Real Estate Capital Trust
2.536% due 11/25/2036•		10	5
Navient Student Loan Trust
3.636% due 03/25/2066•		2,981	3,011
NovaStar Mortgage Funding Trust
3.191% due 01/25/2036•		2,025	2,012
OCP CLO Ltd.
3.585% due 10/26/2027•		1,850	1,840
3.587% due 07/15/2027•		2,000	1,983
3.623% due 04/17/2027•		1,400	1,395
OHA Credit Partners Ltd.
3.771% due 10/20/2025		2,191	2,202
Park Place Securities, Inc.
2.956% due 09/25/2035•		2,994	3,008
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 09/25/2035•		775	773
3.536% due 10/25/2034•		3,850	3,895
RAAC Trust
2.826% due 08/25/2036•		586	590
Renaissance Home Equity Loan Trust
3.246% due 12/25/2032•		62	62
Residential Asset Mortgage Products Trust
2.706% due 10/25/2034•		30	30
Residential Asset Securities Corp. Trust
2.716% due 06/25/2036•		5,000	4,844
Saxon Asset Securities Trust
2.796% due 09/25/2047•		968	937
Securitized Asset-Backed Receivables LLC Trust
2.550% due 12/25/2036 ^		304	103
2.636% due 07/25/2036•		244	134
SLM Private Education Loan Trust
1.850% due 06/17/2030		529	528
4.734% due 06/16/2042•		1,210	1,227
SLM Student Loan Trust
0.000% due 01/25/2024•	EUR	1,227	1,376
0.000% due 06/17/2024•		319	357
2.811% due 04/25/2019•		$68	68
3.321% due 10/25/2064•		3,000	2,960
4.271% due 04/25/2023•		2,809	2,843
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		2,120	2,107
Sound Point CLO Ltd.
3.641% due 07/20/2027•		1,000	997
3.647% due 04/15/2027•		3,300	3,300
Soundview Home Loan Trust
2.546% due 11/25/2036•		46	20
2.686% due 06/25/2037•		2,094	1,555
Structured Asset Securities Corp. Mortgage Loan Trust
3.989% due 04/25/2035•		215	211
THL Credit Wind River CLO Ltd.
3.657% due 10/15/2027•		400	400
Tralee CLO Ltd.
3.791% due 10/20/2027•		2,600	2,589
Venture CLO Ltd.
3.607% due 04/15/2027•		5,680	5,650
3.667% due 07/15/2027•		2,200	2,190
Voya CLO Ltd.
3.491% due 07/25/2026•		3,397	3,389

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Z Capital Credit Partners CLO Ltd.
3.729% due 07/16/2027 •		3,610	3,592
Total Asset-Backed Securities (Cost $121,225)			122,750

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
5.875% due 01/11/2028		1,780	1,371
6.875% due 01/26/2027		4,530	3,679
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	200	5
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		15,619	350
49.153% (BADLARPP) due 10/04/2022 ~		300	12
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		88,896	2,288
Australia Government International Bond
1.250% due 02/21/2022 (f)	AUD	6,894	5,028
3.000% due 09/20/2025 (f)		11,022	9,171
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	960	1,115
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (d)	BRL	6,240	1,519
Canadian Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	5,719	5,652
France Government International Bond
1.850% due 07/25/2027 (f)	EUR	2,193	3,092
2.100% due 07/25/2023 (f)		16,920	21,807
2.250% due 07/25/2020 (f)		9,888	11,800
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (f)		955	1,094
2.100% due 09/15/2021 (f)		167	199
2.350% due 09/15/2024 (f)		4,927	5,950
Japan Government International Bond
0.000% due 03/10/2028 (f)	JPY	915,105	8,616
Mexico Government International Bond
7.750% due 05/29/2031	MXN	53,861	2,686
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	6,889	5,083
3.000% due 09/20/2030 (f)		15,307	12,821
Peru Government International Bond
5.940% due 02/12/2029	PEN	5,300	1,681
Qatar Government International Bond
3.875% due 04/23/2023		$2,000	2,061
5.103% due 04/23/2048		1,500	1,646
Saudi Government International Bond
4.000% due 04/17/2025		3,170	3,252
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	11,510	17,842
0.125% due 08/10/2028 (f)		10,817	17,714
0.125% due 03/22/2046 (f)		935	2,046
0.125% due 08/10/2048 (f)		701	1,600
0.125% due 11/22/2056 (f)		232	613
0.125% due 11/22/2065 (f)		802	2,491
0.750% due 11/22/2047 (f)		967	2,487
1.875% due 11/22/2022 (f)		1,968	3,013
Total Sovereign Issues (Cost $165,008)			159,784
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
3.171% (US0003M + 0.400%) due 10/25/2019 ~		$11,400	11,420
COMMERCIAL PAPER 0.6%
Energy Transfer Partners
3.200% due 04/22/2019		10,500	10,479
REPURCHASE AGREEMENTS (j) 0.1%
			2,140

ARGENTINA TREASURY BILLS 0.1%
45.759% due 04/12/2019 - 05/10/2019 (c)(d)	ARS	33,512	866
JAPAN TREASURY BILLS 1.9%
(0.265)% due 05/13/2019 (d)(e)	JPY	3,750,000	33,842

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $59,247)		58,747
Total Investments in Securities (Cost $2,731,736 )		2,740,726

	SHARES

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,969	148
Total Short-Term Instruments (Cost $148)		148
Total Investments in Affiliates (Cost $148)		148
Total Investments 149.8% (Cost $2,731,884)		$2,740,874
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $(7,080))		2,974
Other Assets and Liabilities, net (50.0)%		(914,063)
Net Assets 100.0%		$1,829,785

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	RESTRICTED SECURITIES:

						Market Value
						as Percentage
		Maturity	Acquisition		Market	of Net Assets
Issuer Description	Coupon	Date	Date	Cost	Value
CIMIC Group Ltd.	3.873%	04/04/2019	09/26/2018	$800	$800	0.04%
CIMIC Group Ltd.	4.189	07/03/2019	12/19/2018	2,108	2,111	0.12
				$2,908	$2,911	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$2,140	U.S. Treasury Notes 2.625% due 07/15/2021	$(2,186)	$2,140	$2,140
Total Repurchase Agreements						$(2,186)	$2,140	$2,140

SALE-BUYBACK TRANSACTIONS:

					Payable for
				Amount	Sale-Buyback
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Borrowed(2)	Transactions(3)
BPG	2.640%	01/17/2019	04/17/2019	$(145,784)	$(146,575)
	2.660	02/13/2019	04/12/2019	(324,309)	(325,435)
	2.660	02/14/2019	04/12/2019	(19,527)	(19,594)
	2.660	02/19/2019	04/18/2019	(95,422)	(95,711)
	2.660	02/20/2019	04/18/2019	(26,079)	(26,156)
	2.690	02/21/2019	04/04/2019	(261)	(262)
	2.700	03/20/2019	05/20/2019	(10,682)	(10,692)
GSC	2.800	03/13/2019	04/12/2019	(11,658)	(11,675)
	2.960	04/01/2019	04/02/2019	(310,450)	(310,450)
TDM	2.630	01/08/2019	04/08/2019	(102,056)	(102,674)
	2.680	03/01/2019	04/01/2019	(8,332)	(8,351)
	2.870	03/19/2019	04/09/2019	(6,065)	(6,072)
UBS	2.630	03/11/2019	04/17/2019	(3,572)	(3,578)
Total Sale-Buyback Transactions					$(1,067,225)

SHORT SALES:

		Maturity	Principal		Payable for
Description	Coupon	Date	Amount	Proceeds	Short Sales
U.S. Government Agencies (2.5)%
Fannie Mae, TBA	3.000%	05/01/2049	$45,300	$(44,604)	$(45,065)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Short Sales (2.5)%	$(44,604)	$(45,065)

(k)	Securities with an aggregate market value of $1,070,155 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(746,233) at a weighted average interest rate of 2.657%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(738) of deferred price drop.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of			Market
Description	Price	Date	Contracts	Notional Amount	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$112.000	05/24/2019	298	$298	$3	$0
Put - CBOT U.S. Treasury 2-Year Note June 2019 Futures	104.625	05/24/2019	13	26	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	56	56	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	192.000	05/24/2019	194	194	2	0
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	123.000	05/24/2019	48	48	0	1
Call - CBOT U.S. Treasury 5-Year Note June 2019 Futures	124.250	05/24/2019	404	404	3	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	114.000	05/24/2019	75	75	1	0
Total Purchased Options					$9	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

	Strike	Expiration	# of		Premiums	Market
Description	Price	Date	Contracts	Notional Amount	(Received)	Value
Call - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$125.000	04/26/2019	124	$124	$(40)	$(31)
Total Written Options					$(40)	$(31)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Call Options Strike @ EUR 113.900 on Euro-Schatz
June2019 Futures	05/2019	300	$2	$0	$0	$0
Call Options Strike @ EUR 114.000 on Euro-Schatz June
2019 Futures	05/2019	1,825	10	(1)	0	0
Euro-Bobl June Futures	06/2019	628	93,792	798	29	(113)
Euro-Bund 10-Year Bond June Futures	06/2019	1,314	245,182	3,308	0	(361)
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2019
Futures	05/2019	929	5	(1)	0	0
Put Options Strike @ EUR 127.750 on Euro-Bobl June 2019
Futures	05/2019	143	1	0	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	444	5	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	181	2	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	143	2	0	0	0
U.S. Treasury 2-Year Note June Futures	06/2019	75	15,982	53	0	(16)
U.S. Treasury 10-Year Note June Futures	06/2019	267	33,166	(109)	0	(75)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	88	14,784	485	0	(33)
				$4,533	$29	$(598)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	06/2019	85	$(6,859)	$(39)	$5	$(5)
Australia Government 10-Year Bond June Futures	06/2019	46	(4,526)	(93)	18	(18)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	115	(157)	(97)	28	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	57	(48)	(12)	12	0
Euro-BTP Italy Government Bond June Futures	06/2019	373	(54,151)	(1,225)	175	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Euro-Buxl 30-Year Bond June Futures	06	/2019	252	(54,179)	(2,663)	362	0
Euro-OAT France Government 10-Year Bond June Futures	06	/2019	657	(119,886)	(2,112)	243	0
Euro-Schatz June Futures	06	/2019	2,164	(271,816)	(391)	73	(37)
Japan Government 10-Year Bond June Futures	06	/2019	4	(5,532)	(30)	1	(10)
Put Options Strike @ EUR 162.500 on Euro-Bund 10-Year
Bond June 2019 Futures	05	/2019	115	(15)	36	1	0
U.S. Treasury 5-Year Note June Futures	06	/2019	413	(47,837)	(504)	94	0
U.S. Treasury 10-Year Note June Futures	06	/2019	624	(82,856)	(1,670)	176	0
U.S. Treasury 30-Year Bond June Futures	06	/2019	484	(72,434)	(1,914)	181	0
United Kingdom Long Gilt June Futures	06	/2019	351	(59,143)	(933)	27	(41)
					$(11,647)	$1,396	$(111)
Total Futures Contracts					$(7,114)	$1,425	$(709)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

											Variation Margin
				Implied
				Credit Spread at				Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,			Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	2019	(3)		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.275%		EUR	720	$12	$(1)	$11	$0	$0
Deutsche
Bank AG	1.000	Quarterly	12/20/2019	0.590			300	(2)	3	1	0	0
General
Electric Co.	1.000	Quarterly	12/20/2020	0.274			$400	(11)	16	5	0	0
General
Electric Co.	1.000	Quarterly	12/20/2023	0.92			800	(45)	48	3	1	0
								$(46)	$66	$20	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

									Variation Margin
						Premiums	Unrealized
	Fixed	Payment	Maturity		Notional	Paid/	Appreciation/	Market
Index/Tranches	(Pay) Rate	Frequency	Date		Amount(4)	(Received)	(Depreciation)	Value(5)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023		$23,030	$(1,427)	$(145)	$(1,572)	$0	$(83)
iTraxx Europe Main 26 5-
Year Index	(1.000)	Quarterly	12/20/2021	EUR	11,800	(207)	(69)	(276)	0	(14)
iTraxx Europe Main 28 5-
Year Index	(1.000)	Quarterly	12/20/2022		31,500	(888)	93	(795)	0	(50)
						$(2,522)	$(121)	$(2,643)	$0	$(147)

INTEREST RATE SWAPS

										Variation Margin
Pay/
Receive							Premiums	Unrealized
Floating			Payment	Maturity		Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	(Received)	(Depreciation)	Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.000%	Annual	12/15/2047		$7,800	$17	$500	$517	$51	$0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.428	Annual	12/20/2047		1,600	4	(45)	(41)	11	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.478	Annual	12/20/2047		3,877	21	(162)	(141)	27	0
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.499	Annual	12/20/2047		1,250	3	(54)	(51)	9	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(820)	(784)	32	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$76,200	96	191	287	0	(142)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,900	(537)	440	(97)	0	(28)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		17,300	0	403	403	0	(35)
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		14,000	0	327	327	0	(29)
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		14,000	0	337	337	0	(30)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		19,600	(158)	461	303	0	(42)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		32,000	(216)	1,104	888	0	(65)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		26,900	(291)	180	(111)	38	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		34,000	(141)	167	26	47	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		40,600	(158)	191	33	56	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		540	(28)	28	0	1	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		12,800	(20)	302	282	16	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		79,200	1,124	84	1,208	101	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		8,500	96	(107)	(11)	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,200	(62)	146	84	6	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		44,390	(134)	(1,027)	(1,161)	27	0
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	07/18/2028		500	6	(19)	(13)	1	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		5,900	68	(245)	(177)	15	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Receive(6)	3-Month USD-LIBOR	3.134	Semi-Annual	09/13/2028		43,000	0	(1,108)	(1,108)	23	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		786	40	(68)	(28)	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,610	192	(163)	29	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		1,900	51	(119)	(68)	6	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		9,000	537	(1,347)	(810)	30	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049	GBP	11,090	178	(689)	(511)	87	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(76)	(83)	0	(7)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		340,000	(5)	(65)	(70)	0	(7)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,700,000	(93)	(475)	(568)	0	(41)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		65,600	(99)	(58)	(157)	0	(8)
Pay	CPTFEMU	1.535	Maturity	06/15/2023	EUR	9,470	0	257	257	0	(7)
Pay	CPTFEMU	1.066	Maturity	02/15/2024		9,600	0	75	75	0	(6)
Pay	CPTFEMU	1.168	Maturity	03/15/2024		14,700	32	119	151	0	(12)
Pay	CPTFEMU	1.535	Maturity	03/15/2028		2,900	0	132	132	0	(5)
Pay	CPTFEMU	1.620	Maturity	05/15/2028		4,980	0	272	272	0	(9)
Pay	CPTFEMU	1.796	Maturity	11/15/2038		2,780	0	260	260	0	(14)
Pay	CPTFEMU	1.808	Maturity	11/15/2038		2,100	0	203	203	0	(11)
Pay	CPTFEMU	1.570	Maturity	03/15/2039		2,300	0	71	71	0	(9)
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,600	4	241	245	0	(12)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		930	0	139	139	0	(8)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		1,600	5	238	243	0	(14)
Receive	CPURNSA	1.980	Maturity	04/10/2019		$11,520	0	(50)	(50)	0	0
Receive	CPURNSA	1.970	Maturity	04/27/2019		17,000	0	(73)	(73)	3	0
Receive	CPURNSA	1.925	Maturity	05/08/2019		6,160	0	0	0	22	0
Receive	CPURNSA	2.168	Maturity	07/15/2020		10,900	0	(57)	(57)	9	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		10,200	0	(21)	(21)	13	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		9,700	0	(18)	(18)	12	0
Receive	CPURNSA	1.875	Maturity	03/14/2021		7,700	0	(6)	(6)	5	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	(91)	153	8	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	(72)	95	7	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	(21)	(21)	8	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	(363)	(3,059)	77	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	(334)	(334)	45	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	(307)	(309)	35	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	(70)	(70)	8	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	(119)	(119)	3	0
Pay	CPURNSA	1.730	Maturity	07/26/2026		7,200	(386)	175	(211)	0	(22)
Pay	CPURNSA	1.800	Maturity	09/12/2026		17,300	(175)	(192)	(367)	0	(53)
Pay	CPURNSA	1.801	Maturity	09/12/2026		5,560	(257)	140	(117)	0	(17)
Pay	CPURNSA	1.805	Maturity	09/12/2026		4,900	(224)	122	(102)	0	(15)
Pay	CPURNSA	1.780	Maturity	09/15/2026		4,600	(223)	115	(108)	0	(14)
Pay	CPURNSA	2.180	Maturity	09/20/2027		3,680	0	40	40	0	(12)
Pay	CPURNSA	2.150	Maturity	09/25/2027		3,600	0	27	27	0	(12)
Pay	CPURNSA	2.156	Maturity	10/17/2027		8,200	0	70	70	0	(26)
Pay	CPURNSA	2.335	Maturity	02/05/2028		10,610	23	309	332	0	(32)
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,250	0	113	113	0	(11)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,890	0	174	174	0	(16)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,970	0	179	179	0	(16)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	136	134	0	(12)
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	950	0	(3)	(3)	0	(1)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		430	0	(4)	(4)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,900	0	(52)	(52)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		14,700	(7)	(72)	(79)	17	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		490	4	56	60	0	(2)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	60	0	1	1	0	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,000	0	60	60	0	(5)
Pay	UKRPI	3.350	Maturity	05/15/2030		770	22	(14)	8	0	(1)
Pay	UKRPI	3.400	Maturity	06/15/2030		13,800	200	75	275	0	(16)
Pay	UKRPI	3.325	Maturity	08/15/2030		18,600	132	(261)	(129)	0	(34)
Pay	UKRPI	3.300	Maturity	12/15/2030		400	(19)	8	(11)	0	(1)
Pay	UKRPI	3.470	Maturity	09/15/2032		16,010	0	(38)	(38)	0	(16)
Pay	UKRPI	3.500	Maturity	09/15/2033		770	1	(3)	(2)	0	(1)
Pay	UKRPI	3.579	Maturity	10/15/2033		1,390	0	37	37	0	(1)
Pay	UKRPI	3.358	Maturity	04/15/2035		2,700	(60)	36	(24)	0	(3)
Receive	UKRPI	3.428	Maturity	03/15/2047		3,360	189	(17)	172	0	(7)

							$(2,508)	$(164)	$(2,672)	$874	$(887)
Total Swap Agreements							$(5,076)	$(219)	$(5,295)	$875	$(1,034)

(m)	Securities with an aggregate market value of $13,994 and cash of $5,462 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	06	/2019	SGD	2,762		$2,044	$3	$0
BOA	04	/2019		$639	ARS	26,254	0	(49)
	04	/2019		71,762	EUR	63,762	0	(237)
	04	/2019		113	MXN	2,151	0	(2)
	05	/2019	EUR	63,762		$71,948	236	0
BPS	04	/2019	ARS	1,183		27	0	0
	04	/2019		$27	ARS	1,183	0	0
	05	/2019	JPY	3,750,000		$34,744	793	0
	05	/2019		$83	ARS	3,704	1	(3)
	06	/2019		142	INR	10,233	4	0
BRC	04	/2019	ARS	41,878		$972	31	0
	04	/2019		$2,239	JPY	247,500	0	(6)
CBK	04	/2019	EUR	6,830		$7,722	60	0
	04	/2019	GBP	42,404		55,996	767	0
	04	/2019	JPY	247,500		2,244	11	0
	04	/2019	MXN	21,871		1,138	14	0
	04	/2019		$50	CNH	337	0	0
	04	/2019		809	MXN	15,394	0	(18)
	05	/2019	MXN	15,394		$806	18	0
	05	/2019		$2,250	JPY	247,500	0	(10)
	06	/2019	MXN	37,762		$1,915	0	(4)
	06	/2019		$128	MXN	2,521	0	0
FBF	04	/2019	CNH	33,920		$4,835	0	(211)
GLM	04	/2019	ARS	6,505		150	0	0
	04	/2019	AUD	20,231		14,462	97	0
	04	/2019	BRL	5,950		1,523	3	0
	04	/2019		$158	ARS	6,505	0	(8)
	04	/2019		14,447	AUD	20,381	25	0
	04	/2019		1,527	BRL	5,950	0	(7)
	05	/2019	AUD	20,381		$14,455	0	(25)
	06	/2019	KRW	9,215,920		8,221	103	0
	06	/2019		$160	MYR	650	0	(1)
HUS	04	/2019	ARS	5,322		$122	0	(1)
	04	/2019	CAD	12,193		9,240	116	0
	04	/2019		$338	ARS	15,084	2	0
	04	/2019		1,007	GBP	760	0	(17)
	05	/2019		746	ARS	33,349	2	(23)
IND	05	/2019	CAD	5,990		$4,528	40	0
JPM	04	/2019	AUD	150		106	0	(1)
	04	/2019	BRL	5,950		1,527	7	0
	04	/2019	EUR	56,932		64,945	1,081	0
	04	/2019		$1,582	BRL	5,950	0	(62)
	04	/2019		4,866	CNH	33,583	129	0
	04	/2019		222	MXN	4,326	1	0
	01	/2020	BRL	6,240		$1,622	64	0
MSB	05	/2019		$26	ARS	1,103	0	(2)
	05	/2019		9,562	RUB	634,767	49	0
SCX	04	/2019	NZD	23,987		$16,492	158	0
	04	/2019		$55,132	GBP	41,644	0	(893)
	04	/2019		16,154	NZD	23,769	33	0
	05	/2019	GBP	41,644		$55,216	892	0
	05	/2019	NZD	23,769		16,162	0	(33)
	06	/2019	TWD	281,914		9,165	3	0
	06	/2019		$8,990	IDR	128,321,435	0	(91)
SOG	05	/2019	RUB	100,300		$1,510	0	(9)
TOR	06	/2019		$9,188	COP	28,757,195	0	(201)
UAG	04	/2019		9,082	CAD	12,193	42	0
	05	/2019	CAD	12,193		$9,089	0	(42)
	07	/2019	AUD	3,000		2,141	7	0
Total Forward Foreign Currency Contracts							$4,792	$(1,956)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional		Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	Cost	Value
	Call - OTC 2-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Pay	2.500%	02/20/2020	120,700	$534	$925

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2020	119,100	485	914
Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.250	03/26/2020	185,400	1,098	985
Call - OTC 2-Year Interest Rate
Swap	3-Month USD-LIBOR	Pay	2.250	03/27/2020	58,400	395	311
Total Purchased Options						$2,512	$3,135

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Protection	Rate	Date	Amount**	(Received)	Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200%	05/15/2019	4,500	$(5)	$0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	3,900	(4)	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	4,200	(4)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	4,100	(4)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	5,100	(6)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	4,900	(5)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.100	05/15/2019	4,500	(4)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	4,800	(8)	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	1,500	(3)	0
						$(43)	$(1)

INFLATION-CAPPED OPTIONS

		Initial	Floating	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Rate	Date(1)	Amount**	(Received)	Value
			Maximum of [(1 + 0.000%)[10]- (Final
CBK	Floor - OTC CPURNSA	216.687	Index/Initial Index)] or 0	04/07/2020	32,100	$(287)	$0
			Maximum of [(1 + 0.000%)[10]- (Final
	Floor - OTC CPURNSA	217.965	Index/Initial Index)] or 0	09/29/2020	4,400	(57)	0
			Maximum of [(Final Index/Initial Index - 1)
GLM	Cap - OTC CPALEMU	100.151	- 3.000%] or 0	06/22/2035	8,600	(391)	(20)
			Maximum of [(Final Index/Initial Index - 1)
JPM	Cap - OTC CPURNSA	233.916	- 4.000%] or 0	04/22/2024	34,300	(250)	0
			Maximum of [(Final Index/Initial Index - 1)
	Cap - OTC CPURNSA	234.781	- 4.000%] or 0	05/16/2024	2,900	(20)	0
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	234.812	Index - 1)] or 0	03/24/2020	33,100	(374)	(1)
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC YOY CPURNSA	238.654	Index - 1)] or 0	10/02/2020	14,800	(273)	(11)
						$(1,652)	$(32)

INTEREST RATE SWAPTIONS

		Floating Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums	Market
Counterparty	Description	Index	Floating Rate	Rate	Date	Amount**	(Received)	Value
	Call - OTC 5-Year Interest Rate
MYC	Swap	3-Month USD-LIBOR	Receive	2.521%	02/20/2020	51,600	$(534)	$(907)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.527	02/21/2020	51,000	(485)	(907)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.338	03/26/2020	38,400	(530)	(502)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.344	03/26/2020	38,400	(576)	(509)
	Call - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.361	03/27/2020	24,400	(398)	(335)

							$(2,523)	$(3,160)

INTEREST RATE-CAPPED OPTIONS

		Exercise	Floating Rate	Expiration	Notional	Premiums	Market
Counterparty	Description	Rate	Index	Date	Amount**	(Received)	Value
	Call - OTC 1-Year Interest Rate
MYC	Floor (2)	0.000%	10-Year USD-ISDA 2-Year USD-ISDA	01/02/2020	120,100	$(93)	$(37)

OPTIONS ON SECURITIES

		Strike	Expiration	Notional	Premiums	Market
Counterparty	Description	Price	Date	Amount**	(Received)	Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	$98.641	06/06/2019	10,100	$(24)	$(25)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2049	100.641	06/06/2019	10,100	(20)	(12)
					$(44)	$(37)
Total Written Options					$(4,355)	$(3,267)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

										Swap Agreements, at Value(7)
					Implied
					Credit Spread at				Unrealized
		Fixed	Payment	Maturity	March 31,		Notional	Premiums	Appreciation/
Counterparty	Reference Entity	(Pay) Rate	Frequency	Date	2019	(5)	Amount(6)	Paid/(Received)	(Depreciation)	Asset	Liability
	Mexico Government International
BOA	Bond	(1.000)%	Quarterly	12/20/2023	1.092%		$3,150	$30	$(18)	$12	$0
	Mexico Government International
BPS	Bond	(1.000)	Quarterly	12/20/2023	1.092		3,250	32	(20)	12	0
	Mexico Government International
BRC	Bond	(1.000)	Quarterly	12/20/2023	1.092		200	2	(1)	1	0
	Mexico Government International
GST	Bond	(1.000)	Quarterly	12/20/2023	1.092		7,050	62	(36)	26	0
	Mexico Government International
HUS	Bond	(1.000)	Quarterly	12/20/2023	1.092		3,050	28	(17)	11	0
	Mexico Government International
JPM	Bond	(1.000)	Quarterly	12/20/2023	1.092		1,400	12	(7)	5	0
								$166	$(99)	$67	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

								Swap Agreements, at Value(7)
							Unrealized
		Fixed	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty Index/Tranches		Receive Rate	Frequency	Date	Amount(6)	Paid/(Received)	(Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$4,300	$(224)	$267	$43	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,400	(73)	87	14	0
						$(297)	$354	$57	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
	Pay/								Unrealized
	Receive			Payment	Maturity		Notional	Premiums	Appreciation/
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Frequency	Date		Amount	Paid/(Received)	(Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020		$1,500	$0	22	22	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	14,310	0	(12)	0	(12)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,080	0	39	39	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		13,800	0	(15)	0	(15)
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,950	0	49	49	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		27,210	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		16,700	0	2	2	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,170	1	(10)	0	(9)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,730	0	60	60	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,500	0	27	27	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,390	0	34	34	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		8,850	0	(7)	0	(7)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,890	0	27	27	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026		$5,200	0	(125)	0	(125)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		12,000	0	(259)	0	(259)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		7,600	0	(171)	0	(171)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		2,200	0	(47)	0	(47)

								$1	$(385)	$261	$(645)
Total Swap Agreements								$(130)	$(130)	$385	$(645)

(o)	Securities with an aggregate market value of $699 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	YOY options may have a series of expirations.

(2)	The underlying instrument has a forward starting effective date.

(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$76	$0	$76
Corporate Bonds & Notes
Banking & Finance	0	93,247	0	93,247
Industrials	0	47,286	0	47,286
Specialty Finance	0	2,911	0	2,911
Utilities	0	37,507	0	37,507
Municipal Bonds & Notes
West Virginia	0	625	0	625
U.S. Government Agencies	0	280,415	0	280,415
U.S. Treasury Obligations	0	1,884,950	0	1,884,950
Non-Agency Mortgage-Backed Securities	0	52,428	0	52,428
Asset-Backed Securities	0	122,750	0	122,750
Sovereign Issues	0	159,784	0	159,784
Short-Term Instruments
Certificates of Deposit	0	11,420	0	11,420
Commercial Paper	0	10,479	0	10,479
Repurchase Agreements	0	2,140	0	2,140
Argentina Treasury Bills	0	866	0	866
Japan Treasury Bills	0	33,842	0	33,842

	$0	$2,740,726	$0	$2,740,726
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148	$0	$0	$148

Total Investments	$148	$2,740,726	$0	$2,740,874

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,065)	$0	$(45,065)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,425	879	0	2,304
Over the counter	0	8,312	0	8,312

	$1,425	$9,191	$0	$10,616
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(709)	(1,065)	0	(1,774)
Over the counter	0	(5,868)	0	(5,868)

	$(709)	$(6,933)	$0	$(7,642)

Total Financial Derivative Instruments	$716	$2,258	$0	$2,974

Totals	$864	$2,697,919	$0	$2,698,783

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
	(000	s)	(000	s)

INVESTMENTS IN SECURITIES 114.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
American Honda Finance Corp.
3.451% due 03/29/2021 «	$700		$699
Las Vegas Sands LLC
4.249% due 03/27/2025	388		382
Toyota Motor Credit Corp.
3.177% due 11/08/2019 «	2,000		1,997
Total Loan Participations and Assignments (Cost $3,082)			3,078

CORPORATE BONDS & NOTES 69.5%

BANKING & FINANCE 31.5%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	400		398
2.750% due 09/16/2019	400		399
AerCap Ireland Capital DAC
3.750% due 05/15/2019	800		801
4.450% due 12/16/2021	600		616
4.625% due 10/30/2020	200		205
AIA Group Ltd.
3.153% (US0003M + 0.520%) due 09/20/2021 ~	800		800
Air Lease Corp.
2.125% due 01/15/2020	300		298
2.750% due 01/15/2023	700		684
3.500% due 01/15/2022	400		404
4.750% due 03/01/2020	200		203
Aircastle Ltd.
5.125% due 03/15/2021	300		310
7.625% due 04/15/2020	500		522
Allstate Corp.
3.031% (US0003M + 0.430%) due 03/29/2021 ~	200		200
Ally Financial, Inc.
4.125% due 03/30/2020	800		807
American Tower Corp.
2.800% due 06/01/2020	900		900
3.375% due 05/15/2024	400		403
Aozora Bank Ltd.
2.750% due 03/09/2020	1,200		1,193
Assurant, Inc.
3.860% (US0003M + 1.250%) due 03/26/2021 ~	800		799
Athene Global Funding
4.038% (US0003M + 1.230%) due 07/01/2022 ~	3,500		3,518
AvalonBay Communities, Inc.
3.217% (US0003M + 0.430%) due 01/15/2021 ~	300		298
Aviation Capital Group LLC
3.421% (US0003M + 0.670%) due 07/30/2021 ~	1,200		1,193
3.576% (US0003M + 0.950%) due 06/01/2021 ~	200		200
Axis Bank Ltd.
3.250% due 05/21/2020	1,000		999
Bangkok Bank PCL
4.800% due 10/18/2020	400		411
Bank of America Corp.
3.421% (US0003M + 0.660%) due 07/21/2021 ~	1,200		1,203
Barclays PLC
2.750% due 11/08/2019	3,100		3,098
4.063% (US0003M + 1.380%) due 05/16/2024 ~	300		291
4.114% (US0003M + 1.430%) due 02/15/2023 ~	200		199
4.807% (US0003M + 2.110%) due 08/10/2021 ~	800		817
BOC Aviation Ltd.
2.375% due 09/15/2021	700		684
2.750% due 09/18/2022	900		882
3.000% due 03/30/2020	200		200
3.788% (US0003M + 1.050%) due 05/02/2021 ~	2,200		2,212
Brixmor Operating Partnership LP
3.786% (US0003M + 1.050%) due 02/01/2022 ~	600		598
Cantor Fitzgerald LP
7.875% due 10/15/2019	400		410
Citibank N.A.
3.030% (SOFRRATE + 0.600%) due 03/13/2021 ~	1,000		1,002
Citigroup, Inc.
3.649% (US0003M + 1.023%) due 06/01/2024 ~	200		200
3.981% (US0003M + 1.380%) due 03/30/2021 ~	1,600		1,628

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

CNH Industrial Capital LLC
3.375% due 07/15/2019	1,500	1,502
Cooperatieve Rabobank UA
3.263% (US0003M + 0.480%) due 01/10/2023 ~	500	496
Credit Suisse Group Funding Guernsey Ltd.
5.070% (US0003M + 2.290%) due 04/16/2021 ~	2,000	2,062
Danske Bank A/S
1.650% due 09/06/2019	250	248
3.657% (US0003M + 1.060%) due 09/12/2023 ~	400	384
DBS Group Holdings Ltd.
3.085% (US0003M + 0.490%) due 06/08/2020 ~	1,000	1,002
Discover Bank
8.700% due 11/18/2019	300	310
Eksportfinans ASA
3.497% (US0003M + 0.800%) due 11/10/2020 ~	1,000	1,001
Emirates NBD PJSC
4.315% (US0003M + 1.550%) due 01/26/2020 ~	300	303
Ford Motor Credit Co. LLC
2.021% due 05/03/2019	2,500	2,498
2.343% due 11/02/2020	1,000	979
2.597% due 11/04/2019	500	499
3.168% (US0003M + 0.430%) due 11/02/2020 ~	300	293
3.528% due 08/12/2019 •	500	500
3.532% (US0003M + 0.930%) due 09/24/2020 ~	500	498
3.605% (US0003M + 0.810%) due 04/05/2021 ~	400	391
8.125% due 01/15/2020	500	518
General Motors Financial Co., Inc.
2.350% due 10/04/2019	800	798
2.650% due 04/13/2020	400	398
3.150% due 01/15/2020	500	501
3.647% (US0003M + 0.850%) due 04/09/2021 ~	1,400	1,390
3.727% (US0003M + 0.930%) due 04/13/2020 ~	1,000	1,002
3.838% (US0003M + 1.100%) due 11/06/2021 ~	500	497
Goldman Sachs Group, Inc.
3.854% (US0003M + 1.170%) due 11/15/2021 ~	1,300	1,312
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022	500	536
Harley-Davidson Financial Services, Inc.
3.141% (US0003M + 0.500%) due 05/21/2020 ~	300	300
3.555% (US0003M + 0.940%) due 03/02/2021 ~	1,500	1,500
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~	3,000	2,999
3.283% (US0003M + 0.600%) due 05/18/2021 ~	500	500
3.683% (US0003M + 1.000%) due 05/18/2024 ~	1,800	1,786
ICICI Bank Ltd.
3.125% due 08/12/2020	300	299
4.800% due 05/22/2019	1,700	1,706
International Lease Finance Corp.
5.875% due 04/01/2019	900	900
6.250% due 05/15/2019	1,500	1,506
8.250% due 12/15/2020	1,100	1,189
JPMorgan Chase & Co.
3.225% (US0003M + 0.610%) due 06/18/2022 ~	2,600	2,598
Kasikornbank PCL
3.500% due 10/25/2019	500	502
Lloyds Bank PLC
3.229% (US0003M + 0.490%) due 05/07/2021 ~	1,000	998
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	500	487
3.413% (US0003M + 0.800%) due 06/21/2021 ~	400	400
Macquarie Group Ltd.
3.959% (US0003M + 1.350%) due 03/27/2024 ~	1,800	1,801
7.625% due 08/13/2019	2,700	2,746
Marsh & McLennan Cos., Inc.
3.801% (US0003M + 1.200%) due 12/29/2021 ~	500	501
Mitsubishi UFJ Financial Group, Inc.
3.307% (US0003M + 0.700%) due 03/07/2022 ~	550	551
3.561% (US0003M + 0.790%) due 07/25/2022 ~	2,700	2,702
3.583% (US0003M + 0.920%) due 02/22/2022 ~	500	504
3.668% (US0003M + 1.060%) due 09/13/2021 ~	375	379
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	500	491
2.500% due 03/09/2020	1,000	993
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	1,000	998
Mizuho Financial Group, Inc.
3.481% (US0003M + 0.880%) due 09/11/2022 ~	1,750	1,759
3.748% (US0003M + 1.140%) due 09/13/2021 ~	500	506
4.267% (US0003M + 1.480%) due 04/12/2021 ~	1,400	1,423
Morgan Stanley
3.247% (US0003M + 0.550%) due 02/10/2021 ~	600	601
3.941% (US0003M + 1.180%) due 01/20/2022 ~(f)	2,300	2,324
5.500% due 01/26/2020	1,000	1,022
NatWest Markets PLC
4.001% (US0003M + 1.400%) due 09/29/2022 ~	1,300	1,302

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Navient Corp.
4.875% due 06/17/2019	483	484
6.625% due 07/26/2021	300	314
8.000% due 03/25/2020	800	834
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	500	493
2.987% (US0003M + 0.390%) due 09/28/2020 ~	500	497
3.131% (US0003M + 0.520%) due 03/15/2021 ~	1,000	992
3.187% (US0003M + 0.390%) due 07/13/2020 ~	900	897
3.243% (US0003M + 0.630%) due 09/21/2021 ~	400	396
3.287% due 09/28/2022 •	1,100	1,076
3.447% (US0003M + 0.650%) due 07/13/2022 ~	500	489
3.687% (US0003M + 0.890%) due 01/13/2022 ~	1,800	1,786
Nomura Holdings, Inc.
6.700% due 03/04/2020	400	414
Nordea Bank Abp
3.569% (US0003M + 0.940%) due 08/30/2023 ~	1,000	984
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	1,010	1,023
ORIX Corp.
2.650% due 04/13/2021	2,500	2,477
2.900% due 07/18/2022	400	400
Protective Life Global Funding
3.117% (US0003M + 0.520%) due 06/28/2021 ~	500	501
Qatari Diar Finance Co.
5.000% due 07/21/2020	1,300	1,331
QNB Finance Ltd.
3.989% (US0003M + 1.350%) due 05/31/2021 ~	500	506
4.089% (US0003M + 1.350%) due 02/07/2020 ~	1,500	1,504
4.147% (US0003M + 1.450%) due 08/11/2021 ~	600	601
Royal Bank of Scotland Group PLC
4.154% (US0003M + 1.470%) due 05/15/2023 ~	3,100	3,089
Santander Holdings USA, Inc.
4.450% due 12/03/2021	400	412
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,250	1,249
3.373% due 01/05/2024 •	500	491
Santander UK PLC
2.350% due 09/10/2019	1,500	1,496
3.246% (US0003M + 0.620%) due 06/01/2021 ~	1,000	1,000
Siam Commercial Bank PCL
3.500% due 04/07/2019	500	500
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	1,000	1,022
SL Green Operating Partnership LP
3.663% (US0003M + 0.980%) due 08/16/2021 ~	500	498
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	500	491
3.000% due 07/15/2022	2,000	1,977
Standard Chartered PLC
2.100% due 08/19/2019	3,400	3,389
3.813% (US0003M + 1.130%) due 08/19/2019 ~	400	401
Starwood Property Trust, Inc.
3.625% due 02/01/2021	300	300
State Bank of India
3.611% (US0003M + 0.850%) due 01/20/2020 ~	300	301
3.622% due 04/17/2019	600	600
3.745% (US0003M + 0.950%) due 04/06/2020 ~	1,400	1,402
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	500	498
3.149% (US0003M + 0.370%) due 10/16/2020 ~	300	300
Sumitomo Mitsui Financial Group, Inc.
3.567% (US0003M + 0.780%) due 07/12/2022 ~	500	502
Svenska Handelsbanken AB
3.121% (US0003M + 0.470%) due 05/24/2021 ~	400	401
Synchrony Financial
3.000% due 08/15/2019	2,500	2,501
3.968% (US0003M + 1.230%) due 02/03/2020 ~	520	523
Toyota Motor Credit Corp.
3.083% due 05/17/2022 •	1,000	999
UBS Group Funding Switzerland AG
4.042% (US0003M + 1.440%) due 09/24/2020 ~	750	761
4.577% due 04/14/2021 •	1,550	1,589
Unibail-Rodamco SE
3.549% (US0003M + 0.770%) due 04/16/2019 ~	1,500	1,500
WEA Finance LLC
2.700% due 09/17/2019	250	250
Wells Fargo Bank N.A.
2.910% (SOFRRATE + 0.480%) due 03/25/2020 ~(f)	4,500	4,506
		139,123
INDUSTRIALS 29.6%
Alimentation Couche-Tard, Inc.
3.108% (US0003M + 0.500%) due 12/13/2019 ~	300	300

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Allergan Funding SCS
3.000% due 03/12/2020	2,600	2,599
Altria Group, Inc.
3.490% due 02/14/2022	800	813
Andeavor Logistics LP
5.500% due 10/15/2019	1,000	1,010
Arrow Electronics, Inc.
3.500% due 04/01/2022	600	604
AutoNation, Inc.
5.500% due 02/01/2020	500	510
BAT Capital Corp.
2.297% due 08/14/2020	1,100	1,089
3.283% due 08/14/2020 •	300	299
3.564% (US0003M + 0.880%) due 08/15/2022 ~	2,900	2,891
BAT International Finance PLC
1.625% due 09/09/2019	300	298
2.750% due 06/15/2020	500	498
Bayer U.S. Finance LLC
2.125% due 07/15/2019	500	499
2.375% due 10/08/2019	1,000	997
3.232% (US0003M + 0.630%) due 06/25/2021 ~	600	595
3.621% (US0003M + 1.010%) due 12/15/2023 ~	1,200	1,183
Becton Dickinson and Co.
2.133% due 06/06/2019	1,000	999
2.675% due 12/15/2019	400	399
BMW U.S. Capital LLC
3.063% (US0003M + 0.370%) due 08/14/2020 ~(f)	1,500	1,500
3.188% (US0003M + 0.500%) due 08/13/2021 ~(f)	1,200	1,198
Broadcom Corp.
2.375% due 01/15/2020	5,700	5,673
Cardinal Health, Inc.
3.381% (US0003M + 0.770%) due 06/15/2022 ~	1,400	1,390
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	1,000	996
2.381% due 09/17/2020	800	795
3.278% (US0003M + 0.540%) due 08/04/2020 ~	1,000	1,001
3.298% (US0003M + 0.560%) due 11/02/2021 ~	2,000	1,998
3.425% due 03/03/2022 •	2,500	2,507
3.653% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
Charter Communications Operating LLC
3.579% due 07/23/2020	1,500	1,511
4.386% (US0003M + 1.650%) due 02/01/2024 ~	3,400	3,410
Cigna Corp.
3.265% (US0003M + 0.650%) due 09/17/2021 ~	1,300	1,300
3.677% (US0003M + 0.890%) due 07/15/2023 ~	1,000	996
Cigna Holding Co.
5.125% due 06/15/2020	500	514
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	701
Comcast Corp.
3.032% (US0003M + 0.440%) due 10/01/2021 ~	900	901
Conagra Brands, Inc.
3.297% (US0003M + 0.500%) due 10/09/2020 ~	400	398
3.511% (US0003M + 0.750%) due 10/22/2020 ~	200	200
Constellation Brands, Inc.
3.384% (US0003M + 0.700%) due 11/15/2021 ~	800	801
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	132	135
CVS Health Corp.
3.321% (US0003M + 0.720%) due 03/09/2021 ~	1,000	1,003
DAE Funding LLC
4.000% due 08/01/2020	300	302
Daimler Finance North America LLC
3.128% (US0003M + 0.390%) due 05/04/2020 ~	1,500	1,499
3.128% (US0003M + 0.430%) due 02/12/2021 ~	1,000	996
3.263% (US0003M + 0.530%) due 05/05/2020 ~	2,175	2,177
3.543% (US0003M + 0.880%) due 02/22/2022 ~	1,000	1,003
Dell International LLC
4.420% due 06/15/2021	200	205
Delta Air Lines, Inc.
2.875% due 03/13/2020	1,255	1,253
3.625% due 03/15/2022	250	252
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	800	795
Discovery Communications LLC
2.750% due 11/15/2019	1,000	998
3.343% (US0003M + 0.710%) due 09/20/2019 ~	300	300
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~	800	800
DXC Technology Co.
3.576% (US0003M + 0.950%) due 03/01/2021 ~	308	308
EMC Corp.
2.650% due 06/01/2020	700	695
Enbridge, Inc.
3.183% (US0003M + 0.400%) due 01/10/2020 ~	1,700	1,699

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Encana Corp.
6.500% due 05/15/2019	500	501
Energy Transfer Operating LP
9.000% due 04/15/2019	400	401
EQT Corp.
8.125% due 06/01/2019	1,800	1,815
Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~	950	944
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,100	1,107
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~	1,000	995
General Electric Co.
2.100% due 12/11/2019	1,000	993
4.375% due 09/16/2020	1,000	1,019
5.000% due 01/21/2021 •(c)	2,300	2,147
General Mills, Inc.
3.783% (US0003M + 1.010%) due 10/17/2023 ~	200	202
6.610% due 10/15/2022	500	528
General Motors Co.
3.539% (US0003M + 0.800%) due 08/07/2020 ~	400	400
Georgia-Pacific LLC
2.539% due 11/15/2019	600	599
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~	1,000	999
HCA, Inc.
4.250% due 10/15/2019	900	905
6.500% due 02/15/2020	3,300	3,397
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	1,300	1,295
3.515% (US0003M + 0.720%) due 10/05/2021 ~	1,000	997
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	900	918
Hyundai Capital America
1.750% due 09/27/2019	1,000	995
2.000% due 07/01/2019	800	798
3.415% due 09/18/2020 •	600	600
3.417% (US0003M + 0.820%) due 03/12/2021 ~	800	798
3.615% (US0003M + 1.000%) due 09/18/2020 ~	400	401
3.744% due 07/08/2021 •	400	400
Imperial Brands Finance PLC
2.950% due 07/21/2020	950	947
Incitec Pivot Finance LLC
6.000% due 12/10/2019	1,500	1,528
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020	400	404
Kinder Morgan, Inc.
3.050% due 12/01/2019	850	851
KLA-Tencor Corp.
3.375% due 11/01/2019	150	150
Kraft Heinz Foods Co.
3.267% (US0003M + 0.570%) due 02/10/2021 ~	1,000	997
Marriott International, Inc.
3.226% (US0003M + 0.600%) due 12/01/2020 ~	1,000	1,002
3.245% (US0003M + 0.650%) due 03/08/2021 ~	300	301
Masco Corp.
3.500% due 04/01/2021	200	202
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~	500	500
MGM Resorts International
6.750% due 10/01/2020	400	421
Molson Coors Brewing Co.
1.450% due 07/15/2019	1,000	996
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	500	496
3.375% (US0003M + 0.610%) due 10/28/2019 ~	500	501
Mylan NV
2.500% due 06/07/2019	1,547	1,546
3.750% due 12/15/2020	200	202
NTT Finance Corp.
3.131% (US0003M + 0.530%) due 06/29/2020 ~	400	401
NXP BV
4.125% due 06/15/2020	1,200	1,218
4.625% due 06/15/2022	300	311
ONGC Videsh Ltd.
3.250% due 07/15/2019	500	501
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	300	305
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	200	199
Penske Truck Leasing Co. LP
3.050% due 01/09/2020	600	600
3.200% due 07/15/2020	200	201
3.650% due 07/29/2021	200	203
Pentair Finance SARL
3.625% due 09/15/2020	800	798

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Petroleos Mexicanos
8.000% due 05/03/2019	500	503
Phillips 66
3.246% (US0003M + 0.600%) due 02/26/2021 ~	600	600
QUALCOMM, Inc.
3.481% (US0003M + 0.730%) due 01/30/2023 ~	200	200
QVC, Inc.
3.125% due 04/01/2019	1,200	1,200
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	632	644
Reckitt Benckiser Treasury Services PLC
3.162% (US0003M + 0.560%) due 06/24/2022 ~	1,300	1,290
Reynolds American, Inc.
3.250% due 06/12/2020	500	501
4.000% due 06/12/2022	100	102
Rockies Express Pipeline LLC
5.625% due 04/15/2020	900	924
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	208
6.250% due 03/15/2022	100	108
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	4,700	4,680
Southern Co.
3.292% (US0003M + 0.700%) due 09/30/2020 ~	600	601
Southwest Airlines Co.
2.750% due 11/06/2019	500	500
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~	200	200
Spirit AeroSystems, Inc.
3.411% (US0003M + 0.800%) due 06/15/2021 ~	300	298
Syngenta Finance NV
3.698% due 04/24/2020	1,100	1,104
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020	1,600	1,624
Telefonica Emisiones S.A.
5.134% due 04/27/2020	400	409
5.877% due 07/15/2019	1,000	1,008
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	1,500	1,497
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~	600	598
Time Warner Cable LLC
5.000% due 02/01/2020	500	508
Tyson Foods, Inc.
3.165% (US0003M + 0.550%) due 06/02/2020 ~	1,100	1,099
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~	1,700	1,701
VMware, Inc.
2.300% due 08/21/2020	1,200	1,190
2.950% due 08/21/2022	200	198
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	1,000	993
2.450% due 11/20/2019	2,900	2,888
3.458% (US0003M + 0.770%) due 11/13/2020 ~	1,000	1,003
Vulcan Materials Co.
3.211% (US0003M + 0.600%) due 06/15/2020 ~	400	400
Wabtec Corp.
3.911% (US0003M + 1.300%) due 09/15/2021 ~	900	899
Woodside Finance Ltd.
4.600% due 05/10/2021	900	920
ZF North America Capital, Inc.
4.000% due 04/29/2020	150	150
Zimmer Biomet Holdings, Inc.
3.375% (US0003M + 0.750%) due 03/19/2021 ~	1,000	997
Zoetis, Inc.
3.084% (US0003M + 0.440%) due 08/20/2021 ~	400	397
		130,877
SPECIALTY FINANCE 1.2%
CIMIC Group Ltd.
4.765% due 06/03/2019 (d)	4,000	3,972
Lloyds Banking Group PLC
3.870% due 09/04/2019 (d)	400	399
3.870% due 09/02/2020 (d)	400	398
3.870% due 09/02/2021 (d)	400	397
		5,166
UTILITIES 7.2%
AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~	300	301
3.583% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,073
3.737% (US0003M + 0.950%) due 07/15/2021 ~	1,700	1,721
3.777% (US0003M + 1.180%) due 06/12/2024 ~	600	595

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

BellSouth LLC
4.333% due 04/26/2021	400	400
BP Capital Markets PLC
3.485% (US0003M + 0.870%) due 09/16/2021 ~(f)	2,000	2,029
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	500	496
CLP Power HK Finance Ltd.
4.750% due 03/19/2020	1,000	1,017
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	2,100	2,096
Duke Energy Corp.
3.193% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,300
3.251% (US0003M + 0.650%) due 03/11/2022 ~	100	100
Duke Energy Kentucky, Inc.
4.650% due 10/01/2019	1,000	1,008
Emera U.S. Finance LP
2.150% due 06/15/2019	500	499
Enable Midstream Partners LP
2.400% due 05/15/2019	1,000	999
Exelon Generation Co. LLC
2.950% due 01/15/2020	500	500
4.000% due 10/01/2020	300	304
Israel Electric Corp. Ltd.
9.375% due 01/28/2020	1,100	1,158
Mississippi Power Co.
3.259% (US0003M + 0.650%) due 03/27/2020 ~	600	600
NextEra Energy Capital Holdings, Inc.
3.029% (US0003M + 0.400%) due 08/21/2020 ~	1,500	1,498
3.352% (US0003M + 0.720%) due 02/25/2022 ~	1,200	1,203
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	306
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	997
Plains All American Pipeline LP
2.600% due 12/15/2019	900	897
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	176	179
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~	1,000	991
3.287% (US0003M + 0.500%) due 01/15/2021 ~	250	248
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	800	797
2.250% due 09/13/2020	700	693
2.500% due 04/28/2020	700	697
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~	1,405	1,399
Sprint Capital Corp.
6.900% due 05/01/2019	300	301
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	400	400
Verizon Communications, Inc.
3.784% (US0003M + 1.100%) due 05/15/2025 ~	2,300	2,302
Vodafone Group PLC
3.769% (US0003M + 0.990%) due 01/16/2024 ~	2,500	2,485
WGL Holdings, Inc.
3.147% (US0003M + 0.550%) due 03/12/2020 ~	500	498
		32,087
Total Corporate Bonds & Notes (Cost $307,216)		307,253
MUNICIPAL BONDS & NOTES 0.4%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.551% due 11/25/2043 •	75	75
CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017
3.270% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,305
UTAH 0.1%
Utah State Board of Regents Revenue Bonds, Series 2011
3.586% (US0003M + 0.850%) due 05/01/2029 ~	502	503
Total Municipal Bonds & Notes (Cost $1,877)		1,883
U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
2.570% due 12/25/2036 •	5	5
2.606% due 03/25/2034 •	3	3
2.636% due 08/25/2034 •	1	1
2.686% due 02/25/2037 •	42	42
2.836% due 05/25/2042 •	4	4
3.036% due 09/25/2041 •	77	77

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.166% due 12/25/2037 •	36	36
3.500% due 10/01/2047 (f)	12,223	12,420
3.532% due 03/01/2044 - 07/01/2044 •	14	14
4.000% due 07/01/2048 - 11/01/2048	17,708	18,256
4.630% due 10/01/2031 •	1	1
Fannie Mae, TBA
4.000% due 05/01/2049	25,700	26,417
Freddie Mac
2.530% due 12/25/2036 •	3	3
2.934% due 09/15/2041 •	22	22
3.184% due 02/15/2038 •	29	29
3.364% due 02/25/2045 •	57	57
3.597% due 10/25/2044 •	54	54
3.797% due 07/25/2044 •	20	21
Ginnie Mae
3.057% due 04/20/2062	223	224
3.109% due 10/20/2065 •	479	480
3.209% due 02/20/2062 •	186	187
3.309% due 01/20/2066 •	397	400
3.309% due 05/20/2066	174	175
3.359% due 11/20/2066	569	574
3.375% due 02/20/2032 •	4	4
3.509% due 01/20/2066 - 03/20/2066 •	1,250	1,269
NCUA Guaranteed Notes
2.842% due 12/07/2020 •	46	47
Total U.S. Government Agencies (Cost $59,924)		60,822

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2022 (f)	6,831	6,763
0.125% due 07/15/2024 (f)	4,876	4,818
0.250% due 01/15/2025 (f)	3,082	3,051
0.625% due 04/15/2023	497	500
0.750% due 07/15/2028 (f)	14,440	14,776
Total U.S. Treasury Obligations (Cost $29,117)		29,908

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
AREIT Trust
3.464% due 11/14/2035 •	998	998
Atrium Hotel Portfolio Trust
3.434% due 06/15/2035 •	700	699
BAMLL Commercial Mortgage Securities Trust
3.700% due 03/15/2034 •(a)	400	400
Bancorp Commercial Mortgage Trust
3.384% due 09/15/2035 •	948	946
Bear Stearns Adjustable Rate Mortgage Trust
4.743% due 01/25/2034 ~	2	2
Bear Stearns ALT-A Trust
4.262% due 09/25/2035 ^~	12	10
BX Trust
3.404% due 07/15/2034 •	113	113
Citigroup Commercial Mortgage Trust
3.334% due 07/15/2032 •	500	501
Citigroup Mortgage Loan Trust, Inc.
4.680% due 09/25/2035 •	4	4
Civic Mortgage LLC
4.349% due 11/25/2022 Ø	686	686
Cold Storage Trust
3.484% due 04/15/2036 •	800	801
Commercial Mortgage Trust
3.122% due 03/10/2046 •	290	289
Countrywide Home Loan Reperforming REMIC Trust
2.826% due 06/25/2035 •	7	7
Credit Suisse First Boston Mortgage Securities Corp.
3.001% due 03/25/2032 ~	2	2
4.016% due 06/25/2033 ~	6	6
Credit Suisse Mortgage Capital Trust
3.234% due 07/15/2032 •	1,000	997
GPMT Ltd.
3.387% due 11/21/2035 •	381	381
Great Wolf Trust
3.484% due 09/15/2034 •	400	399
GreenPoint Mortgage Funding Trust
2.926% due 06/25/2045 •	19	18
GS Mortgage Securities Corp. Trust
3.184% due 07/15/2032 •	400	400
GS Mortgage Securities Trust
3.648% due 01/10/2047	483	492
GSR Mortgage Loan Trust
4.521% due 09/25/2035 ~	6	6
HarborView Mortgage Loan Trust
2.922% due 05/19/2035 •	23	23
Holmes Master Issuer PLC
3.147% due 10/15/2054 •	1,000	999

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

3.207% due 10/15/2054 •		3,600	3,598
Impac CMB Trust
3.126% due 03/25/2035 •		183	178
JPMorgan Chase Commercial Mortgage Securities Trust
3.323% due 07/15/2034 •		1,000	998
3.394% due 06/15/2035 •		500	499
3.484% due 06/15/2032 •		398	397
Ladder Capital Commercial Mortgage Mortgage Trust
3.364% due 09/15/2034 •		520	519
Lanark Master Issuer PLC
3.467% due 12/22/2069		1,000	1,004
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.924% due 12/15/2030 •		2	2
Morgan Stanley Capital Trust
3.334% due 11/15/2034 •		800	797
MortgageIT Trust
3.126% due 02/25/2035 •		178	178
Motel 6 Trust
3.404% due 08/15/2034 •		1,353	1,349
Nomura Resecuritization Trust
4.327% due 12/26/2036 •		212	211
Permanent Master Issuer PLC
3.167% due 07/15/2058 •		600	599
PFP Ltd.
3.364% due 07/14/2035 •		174	174
RBSSP Resecuritization Trust
2.990% due 10/26/2036 •		1	1
4.742% due 10/25/2035 ~		207	209
Residential Mortgage Securities PLC
2.037% due 09/20/2065 •	GBP	287	374
Ripon Mortgages PLC
1.659% due 08/20/2056 •		807	1,047
Sequoia Mortgage Trust
3.453% due 02/20/2034 •		$218	210
Structured Asset Mortgage Investments Trust
2.732% due 07/19/2035 •		3	3
2.946% due 05/25/2045 •		26	26
3.142% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(a)	GBP	300	391
Towd Point Mortgage Funding PLC
1.709% due 05/20/2045 •		2,239	2,916
WaMu Mortgage Pass-Through Certificates Trust
3.397% due 02/25/2046 •		$14	14
3.397% due 08/25/2046 •		17	16
3.597% due 11/25/2042 •		7	7
3.797% due 06/25/2042 •		1	1
Warwick Finance Residential Mortgages PLC
1.837% due 09/21/2049 •	GBP	2,200	2,874
Wells Fargo Commercial Mortgage Trust
3.349% due 12/13/2031 •		$500	499
Wells Fargo-RBS Commercial Mortgage Trust
3.274% due 12/15/2045 •		925	930
3.684% due 06/15/2045 •		1,200	1,203
Total Non-Agency Mortgage-Backed Securities (Cost $30,568)			30,404
ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp. Home Equity Loan Trust
3.266% due 04/25/2034 •		435	428
Bank of The West Auto Trust
1.780% due 02/15/2021		278	278
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033 Ø		172	173
3.967% due 03/28/2034 Ø		400	401
4.090% due 05/28/2033 Ø		280	280
4.090% due 02/28/2034 Ø		198	201
Bear Stearns Second Lien Trust
3.836% due 01/25/2036 •		2,000	2,025
CARDS Trust
2.744% due 10/17/2022 •		1,000	1,000
2.834% due 04/17/2023 •		1,000	1,001
Chesapeake Funding LLC
1.910% due 08/15/2029		625	619
3.230% due 08/15/2030		972	979
Colony American Finance Ltd.
2.544% due 06/15/2048		88	87
Commonbond Student Loan Trust
2.550% due 05/25/2041		231	228
Countrywide Asset-Backed Certificates
3.226% due 05/25/2032 •		1	1
Credit Suisse First Boston Mortgage Securities Corp.
3.226% due 08/25/2032 •		2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		283	284

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Dorchester Park CLO DAC
3.661% due 04/20/2028 •	500	496
Drug Royalty LP
5.637% due 07/15/2023 •	43	43
ECMC Group Student Loan Trust
3.240% due 02/27/2068	570	565
Edsouth Indenture LLC
3.216% due 04/25/2039 •	78	78
EFS Volunteer LLC
3.621% due 10/25/2035 •	336	337
Emerson Park CLO Ltd.
3.767% due 07/15/2025 •	74	74
Enterprise Fleet Financing LLC
2.980% due 10/22/2024	300	300
3.140% due 02/20/2024	700	703
Evans Grove CLO Ltd.
3.549% due 05/28/2028 •	1,700	1,687
Evergreen Credit Card Trust
2.964% due 01/15/2023 •	2,000	2,006
Figueroa CLO Ltd.
3.483% due 06/20/2027 •	500	497
3.687% due 01/15/2027 •	1,000	999
Ford Credit Floorplan Master Owner Trust
2.884% due 10/15/2023 •	1,000	1,000
Fremont Home Loan Trust
3.221% due 01/25/2035 •	400	396
Gallatin CLO Ltd.
3.811% due 01/21/2028 •	1,200	1,195
3.837% (US0003M + 1.050%) due 07/15/2027 ~	1,300	1,297
GMF Floorplan Owner Revolving Trust
2.804% due 09/15/2022 •	400	400
3.500% due 09/15/2023	1,900	1,935
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	500	501
Jamestown CLO Ltd.
3.657% due 01/15/2028 •	500	496
Long Beach Mortgage Loan Trust
3.461% due 04/25/2035 •	1,000	1,001
LP Credit Card ABS Master Trust
4.053% due 08/20/2024 •	846	845
Marlette Funding Trust
3.060% due 07/17/2028	146	146
3.710% due 12/15/2028	841	847
Master Credit Card Trust
2.977% due 07/21/2024 •	500	499
MASTR Asset-Backed Securities Trust
2.536% due 11/25/2036 •	2	1
3.186% due 09/25/2034 •	235	233
MMAF Equipment Finance LLC
2.920% due 07/12/2021	388	389
Morgan Stanley ABS Capital, Inc. Trust
3.386% due 05/25/2034 •	465	466
Mountain Hawk CLO Ltd.
3.581% due 07/20/2024 •	599	598
Mountain View CLO Ltd.
3.587% due 10/15/2026 •	966	963
Navient Private Education Loan Trust
2.650% due 12/15/2028	125	124
Navient Private Education Refi Loan Trust
3.030% due 01/15/2043	500	502
Navient Student Loan Trust
3.430% due 12/15/2059	898	903
3.636% due 03/25/2066 •	1,672	1,689
Nelnet Student Loan Trust
3.186% due 09/27/2038 •	2,292	2,290
4.301% due 11/25/2024 •	328	330
Northstar Education Finance, Inc.
3.190% due 12/26/2031 •	49	49
NovaStar Mortgage Funding Trust
3.146% due 01/25/2036 •	400	398
Oaktree CLO Ltd.
3.981% due 10/20/2026 •	1,766	1,766
OneMain Financial Issuance Trust
2.370% due 09/14/2032	500	496
Oscar U.S. Funding LLC
3.100% due 04/11/2022 «	500	502
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021	360	360
3.150% due 08/10/2021	413	414
Palmer Square CLO Ltd.
3.534% due 08/15/2026 •	891	885
Penarth Master Issuer PLC
2.932% due 09/18/2022	500	499
Progress Residential Trust
3.882% due 01/17/2034 •	599	601

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Prosper Marketplace Issuance Trust
3.350% due 10/15/2024	273	273
Renaissance Home Equity Loan Trust
2.846% due 11/25/2034 •	4	4
3.366% due 08/25/2033 •	4	4
3.486% due 12/25/2033 •	16	16
Residential Asset Mortgage Products Trust
3.166% due 05/25/2035 •	300	299
RMAT LP
4.090% due 05/25/2048 Ø	690	693
SBA Tower Trust
2.898% due 10/15/2044 Ø	300	300
SLC Student Loan Trust
2.721% due 03/15/2027 •	1,093	1,088
2.744% due 05/15/2029 •	806	794
SLM Student Loan Trust
2.881% due 01/25/2027 •	600	599
2.936% due 09/25/2043 •	845	837
3.081% due 12/15/2027 •	484	485
4.271% due 04/25/2023 •	783	792
SMB Private Education Loan Trust
2.804% due 12/16/2024 •	569	569
3.934% due 02/17/2032 •	149	151
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	56	55
2.500% due 05/26/2026	502	498
2.770% due 05/25/2026	157	156
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	256	255
3.200% due 08/25/2027	601	601
3.240% due 02/25/2028	951	955
SoFi Professional Loan Program LLC
2.720% due 10/27/2036	181	180
4.086% due 06/25/2025 •	55	55
SoFi Professional Loan Program Trust
3.080% due 01/25/2048	409	410
Sound Point CLO Ltd.
3.647% due 04/15/2027 •	1,400	1,400
Springleaf Funding Trust
2.680% due 07/15/2030	600	596
Trillium Credit Card Trust
2.734% due 02/27/2023	1,500	1,500
2.979% due 01/26/2024 •	700	702
3.038% due 01/26/2024	700	703
Upstart Securitization Trust
3.450% due 04/20/2026	400	401
Utah State Board of Regents
3.236% due 01/25/2057 •	1,634	1,633
Venture CLO Ltd.
3.667% due 04/15/2027	1,700	1,686
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	758	757
Total Asset-Backed Securities (Cost $60,209)		60,235
SOVEREIGN ISSUES 0.8%
Export-Import Bank of India
2.750% due 04/01/2020	300	299
2.750% due 08/12/2020	600	597
3.641% (US0003M + 1.000%) due 08/21/2022 ~	1,200	1,198
3.875% due 10/02/2019	500	502
Tokyo Metropolitan Government
2.500% due 06/08/2022	1,000	994
Total Sovereign Issues (Cost $3,602)		3,590
SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC
3.102% (US0003M + 0.500%) due 09/24/2020 ~	700	700
3.297% (US0003M + 0.500%) due 10/26/2020 ~	900	901
		1,601
COMMERCIAL PAPER 1.0%
CNH Industrial Capital LLC
3.500% due 05/09/2019	400	399
Energy Transfer Partners
3.200% due 04/22/2019	3,600	3,593

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

VW Credit, Inc.
3.050% due 07/02/2019		600	595
			4,587

REPURCHASE AGREEMENTS (e) 0.5%
			2,372

SHORT-TERM NOTES 0.1%
Pagares Portador Banco Central
2.971% due 04/17/2019	CLP	200,000	294
Total Short-Term Instruments (Cost $8,857)			8,854
Total Investments in Securities (Cost $504,452)			506,027

		SHARES

INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short Asset Portfolio		502,845	5,003
PIMCO Short-Term Floating NAV Portfolio III		249,027	2,462
Total Short-Term Instruments (Cost $7,464)			7,465
Total Investments in Affiliates (Cost $7,464)			7,465
Total Investments 116.2% (Cost $511,916)			$513,492
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $(534))			463
Other Assets and Liabilities, net (16.3)%			(72,167)
Net Assets 100.0%			$441,788

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø

Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a) When-issued security.

(b) Principal amount of security is adjusted for inflation.

(c) Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d) RESTRICTED SECURITIES:

						Market Value as Percentage of Net Assets
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value
CIMIC Group Ltd.	4.765%	06/03/2019	12/19/2018	$3,968	$3,972	0.90%
Lloyds Banking Group PLC	3.870	09/04/2019	05/22/2018	400	399	0.09
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	400	398	0.09
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	400	397	0.09
				$5,168	$5,166	1.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$2,372	U.S. Treasury Notes 2.625% due 07/15/2021	$(2,424)	$2,372	$2,372
Total Repurchase Agreements						$(2,424)	$2,372	$2,372

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CSN	2.690%	03/13/2019	04/10/2019	$(9,066)	$(9,079)
DEU	2.650	03/21/2019	04/22/2019	(24,418)	(24,438)
FOB	2.760	03/19/2019	04/18/2019	(10,956)	(10,967)

Total Reverse Repurchase Agreements					$(44,484)

(f)	Securities with an aggregate market value of $45,780 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(37,773) at a weighted average interest rate of 2.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(4)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2019	84	$15,409	$129	$0	$(19)
3-Month Canada Bankers Acceptance December Futures	12/2020	237	43,524	(33)	0	(33)
3-Month Canada Bankers Acceptance June Futures	06/2020	206	37,823	346	0	(52)
3-Month Canada Bankers Acceptance March Futures	03/2020	47	8,627	81	0	(12)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

3-Month Canada Bankers Acceptance September Futures	09/2020	156	28,646	142	0	(39)
3-Month Euribor December Futures	12/2020	474	133,207	188	0	(33)
U.S. Treasury 10-Year Note June Futures	06/2019	46	5,714	82	0	(18)
				$935	$0	$(206)

SHORT FUTURES CONTRACTS

					Variation Margin(4)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	176	$(43,056)	$24	$24	$0
90-Day Eurodollar June Futures	06/2022	879	(214,916)	(705)	99	0
90-Day Eurodollar March Futures	03/2022	100	(24,456)	(109)	13	0
90-Day Eurodollar September Futures	09/2022	66	(16,133)	(49)	7	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	19	(3,192)	(116)	7	0
				$(955)	$150	$0
Total Futures Contracts				$(20)	$150	$(206)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$13,328	$(582)	$(328)	$(910)	$0	$(49)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	24,500	(447)	(36)	(483)	0	(29)
					$(1,029)	$(364)	$(1,393)	$0	$(78)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Pay	Compounded-OIS	2.500%	Annual	03/01/2020	$246,600	$129	$327	$456	$0	$(60)
	1-Day USD-Federal
	Funds Rate
Pay(5)	Compounded-OIS	2.336	Annual	03/18/2020	369,200	(4)	190	186	0	(41)
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.300	Annual	03/01/2022	230,800	325	(1,943)	(1,618)	334	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	5,000	84	(375)	(291)	13	0
						$534	$(1,801)	$(1,267)	$347	$(101)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.125%	Quarterly	06/21/2020	$226,000	$7	$(45)	$(38)	$0	$0
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.139%	Quarterly	05/10/2021	54,350	0	(29)	(29)	0	(3)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.136%	Quarterly	05/11/2021	27,200	0	(13)	(13)	0	(2)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.139%	Quarterly	05/14/2021	34,050	0	(18)	(18)	0	(2)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+0.095%	Quarterly	05/21/2022	18,600	0	6	6	0	0
					$7	$(99)	$(92)	$0	$(7)
Total Swap Agreements					$(488)	$(2,264)	$(2,752)	$347	$(186)

Cash of $4,251 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $8 and liability of $(21) for closed futures is outstanding at period end. (5) This instrument has a forward starting effective date.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019		$17,850	EUR	15,860	$0	$(59)
	05/2019	EUR	15,860		$17,896	59	0
BRC	04/2019		$8,706	JPY	962,400	0	(22)
BSS	04/2019	CLP	199,909		$298	4	0
CBK	04/2019	EUR	284		321	3	0
	04/2019	GBP	4,492		5,955	104	0
	04/2019	JPY	962,400		8,725	41	0
	04/2019		$4,507	JPY	498,700	3	0
	05/2019		4,321	EUR	3,837	0	(6)
	05/2019		8,749	JPY	962,400	0	(39)
JPM	04/2019	EUR	15,838		$18,079	312	0
	04/2019		$299	EUR	262	0	(5)
	05/2019	GBP	188		$245	0	0
	08/2019		$40	MXN	792	0	0
SCX	04/2019		5,947	GBP	4,492	0	(96)
	05/2019	GBP	4,492		$5,956	96	0
Total Forward Foreign Currency Contracts						$622	$(227)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150%	04/17/2019	2,700	$(3)	$0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	05/15/2019	2,300	(2)	0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	2,700	(3)	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	2,300	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	2,400	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	2,400	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	2,400	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	05/15/2019	2,700	(3)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	2,800	(3)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	2,600	(4)	0
						$(28)	$(1)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	98.656	06/06/2019	9,000	$(18)	$(23)
Total Written Options					$(46)	$(24)

**	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$382	$2,696	$3,078
Corporate Bonds & Notes
Banking & Finance	0	139,123	0	139,123
Industrials	0	130,877	0	130,877
Specialty Finance	0	5,166	0	5,166
Utilities	0	32,087	0	32,087
Municipal Bonds & Notes
Arkansas	0	75	0	75
California	0	1,305	0	1,305
Utah	0	503	0	503
U.S. Government Agencies	0	60,822	0	60,822
U.S. Treasury Obligations	0	29,908	0	29,908
Non-Agency Mortgage-Backed Securities	400	30,004	0	30,404

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2019 (Unaudited)

Asset-Backed Securities	0	59,733	502	60,235
Sovereign Issues	0	3,590	0	3,590
Short-Term Instruments
Certificates of Deposit	0	1,601	0	1,601
Commercial Paper	0	4,587	0	4,587
Repurchase Agreements	0	2,372	0	2,372
Short-Term Notes	0	294	0	294

	$400	$502,429	$3,198	$506,027
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,465	$0	$0	$7,465

Total Investments	$7,865	$502,429	$3,198	$513,492

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	150	347	0	497
Over the counter	0	622	0	622

	$150	$969	$0	$1,119
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(206)	(186)	0	(392)
Over the counter	0	(251)	0	(251)

	$(206)	$(437)	$0	$(643)

Total Financial Derivative Instruments	$(56)	$532	$0	$476

Totals	$7,809	$502,961	$3,198	$513,968

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 135.9% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Avolon Holdings Ltd.
4.488% (LIBOR03M + 2.000%) due 01/15/2025 ~		$9,895	$9,832
Qatar National Bank SAQ
3.583% (LIBOR03M + 0.900%) due 12/22/2020 «~		9,700	9,639
State Of Qatar
3.683% (LIBOR03M + 0.800%) due 12/21/2020 «~		16,000	15,880
Swissport Financing SARL
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	715	805
Toyota Motor Credit Corp.
3.177% (LIBOR03M + 0.580%) due 11/08/2019 «~		$17,500	17,474
Total Loan Participations and Assignments (Cost $53,686)			53,630

CORPORATE BONDS & NOTES 48.2%

BANKING & FINANCE 29.8%

ABN AMRO Bank NV
2.450% due 06/04/2020		3,600	3,589
AerCap Ireland Capital DAC
3.500% due 05/26/2022		4,738	4,743
3.500% due 01/15/2025		700	676
3.950% due 02/01/2022		2,350	2,382
4.450% due 12/16/2021		8,650	8,878
4.500% due 05/15/2021		1,200	1,227
4.875% due 01/16/2024		6,200	6,452
AIG Global Funding
3.350% due 06/25/2021		3,800	3,825
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		11,199	11,628
4.500% due 07/30/2029		4,500	4,747
Ally Financial, Inc.
4.125% due 03/30/2020		1,300	1,312
Ambac LSNI LLC
7.592% due 02/12/2023 •		1,531	1,546
American Express Co.
3.375% due 05/17/2021		6,700	6,789
American Honda Finance Corp.
3.083% (US0003M + 0.350%) due 11/05/2021 ~		5,460	5,452
American Tower Corp.
3.000% due 06/15/2023		1,400	1,397
3.375% due 05/15/2024		5,000	5,032
Australia & New Zealand Banking Group Ltd.
3.143% (US0003M + 0.460%) due 05/17/2021 ~		16,500	16,529
3.300% due 05/17/2021		16,800	16,985
Aviation Capital Group LLC
3.875% due 05/01/2023		19,200	19,278
4.125% due 08/01/2025		16,700	16,672
6.750% due 04/06/2021		3,400	3,625
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(g)(h)	EUR	2,000	2,473
Bank of America Corp.
3.242% (US0003M + 0.650%) due 10/01/2021 ~		$14,500	14,548
3.389% (US0003M + 0.790%) due 03/05/2024 ~		17,900	17,848
3.550% due 03/05/2024 •		12,900	13,108
3.779% (US0003M + 1.000%) due 04/24/2023 ~		21,500	21,678
4.125% due 01/22/2024		4,900	5,138
Bank of Nova Scotia
1.875% due 04/26/2021		20,500	20,208
Banque Federative du Credit Mutuel S.A.
3.721% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,482
Barclays Bank PLC
5.125% due 01/08/2020		3,500	3,556
7.625% due 11/21/2022 (h)		800	870
10.179% due 06/12/2021		5,700	6,456
Barclays PLC
3.200% due 08/10/2021 (k)		19,100	19,116
4.408% (US0003M + 1.625%) due 01/10/2023 ~		21,700	21,685
4.610% due 02/15/2023 •		17,900	18,301
4.807% (US0003M + 2.110%) due 08/10/2021 ~		33,800	34,515
7.000% due 09/15/2019 •(g)(h)	GBP	500	655
8.000% due 12/15/2020 •(g)(h)	EUR	5,190	6,278
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,100	6,414

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

7.250% due 04/22/2020		6,100	6,321
Blackstone CQP Holdco LP
6.500% due 03/20/2021		33,500	33,500
BNP Paribas S.A.
3.500% due 03/01/2023		18,000	18,020
4.705% due 01/10/2025 •		14,400	14,984
Boston Properties LP
4.500% due 12/01/2028		10,600	11,299
Brixmor Operating Partnership LP
3.786% (US0003M + 1.050%) due 02/01/2022 ~		4,400	4,385
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,200	8,793
Capital One Financial Corp.
2.400% due 10/30/2020		17,700	17,608
3.201% (US0003M + 0.450%) due 10/30/2020 ~		17,900	17,909
3.450% due 04/30/2021		4,800	4,861
Citigroup, Inc.
2.700% due 10/27/2022		18,600	18,440
2.750% due 04/25/2022		10,500	10,464
2.876% due 07/24/2023 •		4,500	4,475
3.649% (US0003M + 1.023%) due 06/01/2024 ~		16,500	16,534
4.056% (US0003M + 1.430%) due 09/01/2023 ~		1,000	1,017
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	600	699
6.875% due 03/19/2020 (h)		7,900	9,441
Credit Suisse AG
6.500% due 08/08/2023 (h)		$3,800	4,080
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,000	11,121
3.800% due 09/15/2022		14,400	14,683
3.800% due 06/09/2023		8,000	8,133
5.070% (US0003M + 2.290%) due 04/16/2021 ~		22,800	23,508
Deutsche Bank AG
2.850% due 05/10/2019		34,200	34,185
3.300% due 11/16/2022		13,800	13,376
3.767% (US0003M + 0.970%) due 07/13/2020 ~		9,100	9,071
3.950% due 02/27/2023		12,500	12,345
4.250% due 10/14/2021		11,700	11,764
4.607% (US0003M + 1.910%) due 05/10/2019 ~		8,400	8,409
5.000% due 02/14/2022		9,700	9,922
Dexia Credit Local S.A.
2.375% due 09/20/2022		32,600	32,403
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,722
Ford Motor Credit Co. LLC
0.060% due 12/01/2021 •	EUR	4,995	5,362
0.122% due 05/14/2021 •		600	651
2.343% due 11/02/2020		$2,169	2,124
3.532% (US0003M + 0.930%) due 09/24/2020 ~		16,500	16,435
3.677% (US0003M + 0.880%) due 10/12/2021 ~		8,750	8,481
3.919% (US0003M + 1.235%) due 02/15/2023 ~		13,500	12,776
5.596% due 01/07/2022		8,100	8,360
5.935% (US0003M + 3.140%) due 01/07/2022 ~		12,900	13,173
General Motors Financial Co., Inc.
0.372% due 05/10/2021 •	EUR	4,100	4,599
2.350% due 10/04/2019		$2,600	2,594
2.450% due 11/06/2020		6,970	6,889
3.150% due 01/15/2020		9,000	9,014
3.200% due 07/13/2020		5,585	5,600
3.647% (US0003M + 0.850%) due 04/09/2021 ~		10,000	9,927
3.700% due 11/24/2020		3,586	3,617
3.727% (US0003M + 0.930%) due 04/13/2020 ~		21,300	21,334
3.838% (US0003M + 1.100%) due 11/06/2021 ~		700	695
GLP Capital LP
5.250% due 06/01/2025		3,200	3,360
5.750% due 06/01/2028		5,100	5,495
Goldman Sachs Group, Inc.
3.200% due 02/23/2023		18,200	18,244
3.500% due 01/23/2025		3,500	3,492
3.524% (US0003M + 0.780%) due 10/31/2022 ~		23,500	23,411
3.750% due 05/22/2025		11,697	11,816
3.811% (US0003M + 1.200%) due 09/15/2020 ~		7,900	7,984
3.854% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,248
6.000% due 06/15/2020		5,740	5,955
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	10,902
GSPA Monetization Trust
6.422% due 10/09/2029		6,845	7,858
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021		17,100	17,072
3.555% (US0003M + 0.940%) due 03/02/2021 ~		16,300	16,303
HCP, Inc.
4.000% due 12/01/2022		4,100	4,215
Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,648

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Hospitality Properties Trust
4.250% due 02/15/2021		6,600	6,653
4.500% due 06/15/2023		4,500	4,560
4.950% due 02/15/2027		13,100	13,063
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~		16,100	16,093
3.400% due 03/08/2021		17,900	18,068
3.683% (US0003M + 1.000%) due 05/18/2024 ~		13,000	12,900
4.295% (US0003M + 1.500%) due 01/05/2022 ~		22,900	23,410
4.835% (US0003M + 2.240%) due 03/08/2021 ~		11,500	11,863
6.000% due 09/29/2023 •(g)(h)(k)	EUR	2,100	2,630
ING Groep NV
3.150% due 03/29/2022		$5,200	5,209
4.625% due 01/06/2026		4,700	4,938
International Lease Finance Corp.
8.250% due 12/15/2020		4,248	4,592
Jackson National Life Global Funding
3.300% due 06/11/2021		18,900	19,107
Jefferies Finance LLC
7.375% due 04/01/2020		600	602
JPMorgan Chase & Co.
2.776% due 04/25/2023 •		1,900	1,891
3.707% (US0003M + 1.100%) due 06/07/2021 ~		26,500	26,860
3.797% due 07/23/2024 •		16,900	17,369
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		1,500	1,504
3.105% (US0003M + 0.340%) due 04/26/2021 ~		28,800	28,795
Lloyds Bank PLC
3.300% due 05/07/2021		15,600	15,730
7.500% due 04/02/2032 Ø		15,000	11,638
12.000% due 12/16/2024 •(g)		23,734	28,554
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,691
7.000% due 06/27/2019 •(g)(h)	GBP	9,200	12,010
7.625% due 06/27/2023 •(g)(h)		5,200	7,175
Mitsubishi UFJ Financial Group, Inc.
3.355% (US0003M + 0.740%) due 03/02/2023 ~		$17,800	17,801
3.455% due 03/02/2023		21,300	21,613
Mizuho Financial Group, Inc.
3.549% due 03/05/2023		17,800	18,156
Morgan Stanley
3.247% (US0003M + 0.550%) due 02/10/2021 ~		21,500	21,524
National Australia Bank Ltd.
2.250% due 03/16/2021		18,300	18,167
3.625% due 06/20/2023		5,000	5,125
Nissan Motor Acceptance Corp.
3.150% due 03/15/2021		900	896
3.243% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,090
Oversea-Chinese Banking Corp. Ltd.
3.133% (US0003M + 0.450%) due 05/17/2021 ~		13,400	13,444
Physicians Realty LP
4.300% due 03/15/2027		2,250	2,241
Prologis LP
3.875% due 09/15/2028		2,600	2,750
Public Storage
3.094% due 09/15/2027		12,000	11,716
QNB Finance Ltd.
4.350% (US0003M + 1.570%) due 07/18/2021 ~		16,800	16,950
Realty Income Corp.
3.000% due 01/15/2027		7,300	7,108
Regions Bank
3.374% due 08/13/2021 •		17,000	17,085
Royal Bank of Canada
2.300% due 03/22/2021		18,500	18,408
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	6,100	7,165
7.500% due 08/10/2020 •(g)(h)		$4,900	5,004
8.625% due 08/15/2021 •(g)(h)		5,500	5,871
Santander UK Group Holdings PLC
1.125% due 09/08/2023	EUR	400	448
2.875% due 08/05/2021		$6,800	6,750
Santander UK PLC
2.375% due 03/16/2020		5,700	5,682
Senior Housing Properties Trust
4.750% due 02/15/2028		10,600	9,866
Simon Property Group LP
2.750% due 06/01/2023		3,400	3,398
Skandinaviska Enskilda Banken AB
3.113% (US0003M + 0.430%) due 05/17/2021 ~		16,900	16,906
3.250% due 05/17/2021		17,100	17,262
Societe Generale S.A.
4.250% due 09/14/2023		16,300	16,735
Society of Lloyd's
4.750% due 10/30/2024	GBP	1,700	2,386
Springleaf Finance Corp.
6.125% due 05/15/2022		$18,400	19,136

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		18,500	18,554
Svenska Handelsbanken AB
3.350% due 05/24/2021		17,600	17,809
Synchrony Bank
3.650% due 05/24/2021		17,500	17,671
Toronto-Dominion Bank
2.250% due 03/15/2021		1,900	1,888
2.500% due 01/18/2023		21,100	21,060
3.350% due 10/22/2021		10,300	10,495
UBS AG
3.175% due 06/08/2020 •		30,000	30,125
3.476% (US0003M + 0.850%) due 06/01/2020 ~		3,400	3,423
5.125% due 05/15/2024 (h)		1,700	1,739
7.625% due 08/17/2022 (h)		3,700	4,072
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		20,800	20,803
4.125% due 09/24/2025		3,800	3,929
4.125% due 04/15/2026		14,400	14,916
UniCredit SpA
6.572% due 01/14/2022		14,550	15,252
7.830% due 12/04/2023		18,700	20,841
Unigel Luxembourg S.A.
10.500% due 01/22/2024		10,100	10,923
United Overseas Bank Ltd.
3.200% due 04/23/2021		14,400	14,535
Ventas Realty LP
3.250% due 10/15/2026		4,100	3,988
VEREIT Operating Partnership LP
4.625% due 11/01/2025		9,600	9,944
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	2,500	2,820
Washington Prime Group LP
5.950% due 08/15/2024 (k)		$7,000	6,570
Wells Fargo & Co.
6.381% (US0003M + 3.770%) due 06/15/2019 ~(g)		36,400	36,673
Weyerhaeuser Co.
4.700% due 03/15/2021		600	617
			1,938,434

INDUSTRIALS 14.0%
AbbVie, Inc.
2.900% due 11/06/2022		13,390	13,368
3.375% due 11/14/2021		1,800	1,821
Activision Blizzard, Inc.
2.300% due 09/15/2021		4,500	4,440
Altice Financing S.A.
6.625% due 02/15/2023		11,200	11,480
Altice France S.A.
6.250% due 05/15/2024		7,300	7,382
American Airlines Pass-Through Trust
3.000% due 04/15/2030		7,562	7,337
3.250% due 04/15/2030		3,871	3,730
Andeavor Logistics LP
5.500% due 10/15/2019		8,631	8,718
Arrow Electronics, Inc.
3.500% due 04/01/2022		1,700	1,711
Bacardi Ltd.
4.450% due 05/15/2025		12,600	12,722
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		7,400	7,359
BAT Capital Corp.
2.764% due 08/15/2022		15,350	15,111
3.222% due 08/15/2024		8,700	8,517
3.557% due 08/15/2027		4,500	4,269
Bayer U.S. Finance LLC
3.621% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,591
4.250% due 12/15/2025		13,200	13,362
Broadcom Corp.
3.875% due 01/15/2027		3,600	3,445
Broadcom, Inc.
3.125% due 10/15/2022 (b)		16,500	16,425
3.625% due 10/15/2024 (b)		17,000	16,867
Campbell Soup Co.
3.650% due 03/15/2023		14,600	14,819
Celgene Corp.
2.875% due 08/15/2020		2,287	2,289
Centene Corp.
5.375% due 06/01/2026		9,000	9,405
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		8,600	8,762
Charter Communications Operating LLC
4.464% due 07/23/2022		2,400	2,485
Conagra Brands, Inc.
3.800% due 10/22/2021		10,600	10,802

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Constellation Brands, Inc.
2.650% due 11/07/2022	2,400	2,372
CVS Health Corp.
2.750% due 12/01/2022	8,511	8,401
3.500% due 07/20/2022	1,619	1,641
4.300% due 03/25/2028	21,300	21,622
Daimler Finance North America LLC
3.100% due 05/04/2020	17,200	17,235
3.128% (US0003M + 0.390%) due 05/04/2020 ~	9,250	9,244
3.578% (US0003M + 0.840%) due 05/04/2023 ~	16,900	16,874
3.700% due 05/04/2023	16,900	17,262
Danone S.A.
2.077% due 11/02/2021	4,300	4,219
3.000% due 06/15/2022	1,060	1,063
Dell International LLC
4.420% due 06/15/2021	9,771	10,030
5.450% due 06/15/2023	12,600	13,435
Delta Air Lines, Inc.
3.400% due 04/19/2021	7,700	7,737
Deutsche Telekom International Finance BV
2.820% due 01/19/2022	16,416	16,379
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~	20,100	20,098
eBay, Inc.
2.600% due 07/15/2022	2,600	2,566
EMC Corp.
2.650% due 06/01/2020	11,600	11,516
Enterprise Products Operating LLC
3.500% due 02/01/2022	2,430	2,478
5.200% due 09/01/2020	2,700	2,791
ERAC USA Finance LLC
4.500% due 08/16/2021	3,400	3,506
Express Scripts Holding Co.
3.050% due 11/30/2022	3,550	3,555
Full House Resorts, Inc.
8.575% due 01/31/2024 «	3,950	3,909
GATX Corp.
4.850% due 06/01/2021	3,600	3,711
General Electric Co.
3.113% (US0003M + 0.380%) due 05/05/2026 ~	4,000	3,559
General Mills, Inc.
6.610% due 10/15/2022	10,000	10,551
Georgia-Pacific LLC
5.400% due 11/01/2020	1,800	1,872
GlaxoSmithKline Capital PLC
3.125% due 05/14/2021	12,300	12,419
Glencore Finance Canada Ltd.
4.950% due 11/15/2021	5,400	5,616
HCA, Inc.
5.875% due 03/15/2022	1,900	2,043
Hyundai Capital America
3.415% due 09/18/2020 •	6,000	6,002
IHS Markit Ltd.
5.000% due 11/01/2022	1,300	1,363
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021	2,300	2,326
4.057% due 05/25/2023	11,100	11,428
KLA-Tencor Corp.
4.125% due 11/01/2021	1,400	1,440
Kraft Heinz Foods Co.
2.800% due 07/02/2020	6,708	6,699
3.267% (US0003M + 0.570%) due 02/10/2021 ~	5,027	5,014
4.000% due 06/15/2023	20,300	20,905
Marathon Oil Corp.
2.800% due 11/01/2022	8,689	8,589
Marriott International, Inc.
4.150% due 12/01/2023	16,800	17,487
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~	9,600	9,605
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	2,000	1,986
Microchip Technology, Inc.
3.922% due 06/01/2021	10,105	10,199
Mondelez International, Inc.
3.000% due 05/07/2020	9,600	9,628
MPLX LP
4.000% due 03/15/2028	6,900	6,867
NetApp, Inc.
3.375% due 06/15/2021	3,000	3,030
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 «	1,106	1,099
NXP BV
3.875% due 09/01/2022	4,500	4,575
4.625% due 06/15/2022	3,900	4,045
4.875% due 03/01/2024	6,700	7,078

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (e)(g)		5,001	50
Oracle Corp.
1.900% due 09/15/2021		9,600	9,448
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		4,100	4,090
Pernod Ricard S.A.
4.450% due 01/15/2022		2,600	2,703
Philip Morris International, Inc.
2.375% due 08/17/2022		20,700	20,449
Platin GmbH
6.875% due 06/15/2023	EUR	11,400	12,548
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$9,600	9,461
Reliance Holding USA, Inc.
4.500% due 10/19/2020		4,600	4,683
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		15,480	16,089
Seven & i Holdings Co. Ltd.
3.350% due 09/17/2021		13,000	13,165
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,600	2,589
Southern Co.
2.350% due 07/01/2021		14,500	14,338
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		13,800	13,990
5.152% due 09/20/2029		10,700	10,968
Syngenta Finance NV
3.933% due 04/23/2021		12,100	12,163
Takeda Pharmaceutical Co. Ltd.
4.000% due 11/26/2021		19,600	20,111
Teva Pharmaceutical Finance Netherlands BV
4.500% due 03/01/2025	EUR	11,400	13,116
Toyota Industries Corp.
3.110% due 03/12/2022		$5,000	5,049
TWDC Enterprises 18 Corp.
2.125% due 09/13/2022		5,000	4,889
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~		5,000	5,003
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	12,700	16,684
VMware, Inc.
2.950% due 08/21/2022		$19,933	19,740
Volkswagen Group of America Finance LLC
3.458% (US0003M + 0.770%) due 11/13/2020 ~		15,000	15,050
3.875% due 11/13/2020		8,400	8,508
4.000% due 11/12/2021		8,289	8,462
4.625% due 11/13/2025		6,400	6,632
4.750% due 11/13/2028		16,300	16,460
Wabtec Corp.
3.911% (US0003M + 1.300%) due 09/15/2021 ~		7,390	7,384
Wynn Las Vegas LLC
5.500% due 03/01/2025		18,000	17,820
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		700	698
Zoetis, Inc.
3.084% (US0003M + 0.440%) due 08/20/2021 ~		7,500	7,450
			911,076
SPECIALTY FINANCE 0.1%

Lloyds Banking Group PLC
3.870% due 09/04/2019 (i)		1,400	1,398
3.870% due 09/02/2020 (i)		1,400	1,393
3.870% due 09/02/2021 (i)		1,400	1,389
			4,180
UTILITIES 4.3%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~		19,800	19,889
3.400% due 05/15/2025		11,300	11,199
3.437% (US0003M + 0.650%) due 01/15/2020 ~		14,100	14,150
3.737% (US0003M + 0.950%) due 07/15/2021 ~		15,510	15,698
3.777% (US0003M + 1.180%) due 06/12/2024 ~		12,300	12,208
BellSouth LLC
4.333% due 04/26/2021		13,600	13,615
BG Energy Capital PLC
4.000% due 12/09/2020		8,500	8,666
British Telecommunications PLC
4.500% due 12/04/2023		400	419
Duke Energy Corp.
2.400% due 08/15/2022		3,460	3,422
3.050% due 08/15/2022		1,300	1,312
3.193% (US0003M + 0.500%) due 05/14/2021 ~		16,800	16,797

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Duke Energy Ohio, Inc.
3.650% due 02/01/2029	5,600	5,825
Electricite de France S.A.
4.600% due 01/27/2020	2,800	2,848
Enel Finance International NV
2.875% due 05/25/2022	10,120	9,956
4.250% due 09/14/2023	17,500	17,903
Genesis Energy LP
6.750% due 08/01/2022	4,300	4,418
NextEra Energy Capital Holdings, Inc.
3.029% (US0003M + 0.400%) due 08/21/2020 ~	20,200	20,169
3.200% due 02/25/2022	13,200	13,326
3.352% (US0003M + 0.720%) due 02/25/2022 ~	16,200	16,238
NiSource, Inc.
2.650% due 11/17/2022	4,600	4,534
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	3,833	3,790
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)	8,571	5,335
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	1,043	998
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)	4,067	1,036
PacifiCorp
3.350% due 07/01/2025	1,525	1,529
Petrobras Global Finance BV
6.125% due 01/17/2022	4,347	4,599
Plains All American Pipeline LP
5.000% due 02/01/2021	1,700	1,748
Sempra Energy
3.061% (US0003M + 0.450%) due 03/15/2021 ~	21,300	21,110
Verizon Communications, Inc.
3.376% due 02/15/2025	27,614	28,023
		280,760
Total Corporate Bonds & Notes (Cost $3,106,805)		3,134,450

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,367	1,479
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	2,100	2,127
		3,606

IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	905	917

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,985	4,049
Total Municipal Bonds & Notes (Cost $8,380)		8,572
U.S. GOVERNMENT AGENCIES 57.7%
Fannie Mae
1.660% due 08/25/2055	14,533	808
2.310% due 08/01/2022	4,500	4,473
2.550% due 07/25/2037 •	635	625
2.570% due 12/25/2036 •	172	171
2.670% due 08/01/2022	704	707
2.736% due 05/25/2037 •	48	48
2.819% due 06/25/2055 •	3,291	3,273
2.836% due 03/25/2044 •	515	515
2.870% due 09/01/2027	6,400	6,386
2.896% due 09/25/2035 •	315	315
2.959% due 09/25/2046 •	2,988	2,988
3.000% due 09/01/2020 - 06/01/2030	50,761	51,374
3.186% due 10/25/2037 •	506	514
3.330% due 11/01/2021	1,206	1,224
3.500% due 08/01/2029 - 03/01/2048	1,441	1,469
3.532% due 06/01/2043 - 07/01/2044 •	750	755
3.732% due 09/01/2040 •	3	3
3.825% due 04/01/2035 •	561	580
3.908% due 10/01/2032 •	139	144
3.922% due 11/01/2035 •	23	24
4.000% due 01/01/2026 - 12/01/2048	292,255	301,371
4.207% due 08/01/2035 •	329	341
4.264% due 12/01/2036 •	177	184
4.393% due 05/25/2035	85	89
4.472% due 05/01/2038 •	7,896	8,259

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

4.500% due 12/01/2020 - 09/01/2045	19,823	20,838
4.608% due 09/01/2039 •	17	17
4.662% due 08/01/2035 •	26	27
4.668% due 01/01/2025 •	2	2
4.715% due 09/01/2035 •	43	45
5.000% due 06/01/2025 - 08/01/2044	6,130	6,575
5.141% due 09/01/2034 •	78	82
5.500% due 09/01/2019 - 07/01/2041	15,182	16,545
6.000% due 09/01/2021 - 01/01/2039	4,844	5,294
6.500% due 11/01/2034	24	26
7.000% due 04/25/2023 - 06/01/2032	198	214
Fannie Mae, TBA
3.000% due 06/01/2040 - 05/01/2049	498,000	495,382
3.500% due 05/01/2034 - 06/01/2049	993,395	1,007,247
4.000% due 04/01/2049 - 05/01/2049	837,800	861,383
4.500% due 05/01/2049	64,000	66,641
5.500% due 04/01/2049	13,000	13,880
6.000% due 05/01/2049	4,000	4,309
Freddie Mac
1.255% due 08/25/2022 ~(a)	50,637	1,810
2.934% due 11/15/2030 •	2	2
2.984% due 09/15/2030 •	4	4
3.204% due 05/15/2037 •	170	173
3.364% due 02/25/2045 •	135	136
3.500% due 02/01/2048 - 10/01/2048	73,699	74,924
4.000% due 04/01/2029 - 10/01/2048	113,182	116,871
4.500% due 03/01/2029 - 09/01/2041	1,919	2,009
5.500% due 10/01/2034 - 07/01/2038	1,711	1,879
6.000% due 02/01/2033 - 05/01/2040	3,080	3,397
6.500% due 04/15/2029 - 10/01/2037	30	33
7.000% due 06/15/2023	98	103
7.500% due 07/15/2030 - 03/01/2032	37	43
8.500% due 08/01/2024	2	2
Freddie Mac, TBA
3.000% due 04/01/2049	78,000	77,694
3.500% due 04/01/2049	18,000	18,262
4.000% due 04/01/2049	57,000	58,687
4.500% due 04/01/2049	48,900	51,043
6.000% due 04/01/2049	1,000	1,082
Ginnie Mae
2.789% due 10/20/2043 •	14,304	14,322
2.959% due 08/20/2066 •	2,122	2,121
3.000% due 03/15/2045 - 08/15/2045	8,818	8,872
3.109% due 07/20/2065 - 08/20/2065 •	26,305	26,292
3.159% due 07/20/2063 •	7,770	7,779
3.247% due 04/20/2067 •	12,632	12,851
3.279% due 10/20/2066 •	11,065	11,136
3.309% due 06/20/2066 •	6,070	6,116
3.339% due 08/20/2066 •	16,711	16,860
3.375% due 02/20/2027 - 02/20/2032 •	103	107
3.509% due 01/20/2066 •	4,368	4,437
3.527% due 06/20/2067 •	622	632
3.625% (H15T1Y + 1.500%) due 04/20/2026 ~	17	17
3.625% due 05/20/2030 •	1	1
3.750% due 07/20/2030 •	2	2
4.125% due 10/20/2029 - 11/20/2029 •	38	39
5.000% due 08/20/2048 - 03/20/2049	95,944	100,676
5.263% due 09/20/2066 •	20,716	22,835
6.000% due 12/15/2038 - 11/15/2039	22	25
Ginnie Mae, TBA
3.500% due 04/01/2049	13,000	13,287
4.000% due 04/01/2049	46,500	48,032
5.000% due 04/01/2049 - 05/01/2049	156,300	163,210
Small Business Administration
5.130% due 09/01/2023	4	4
6.290% due 01/01/2021	3	3
Total U.S. Government Agencies (Cost $3,717,283)		3,752,957
U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Inflation Protected Securities (f)
0.375% due 01/15/2027 (k)(m)(o)	12,920	12,815
0.375% due 07/15/2027 (m)(o)	12,141	12,060
0.625% due 01/15/2024 (k)(m)	7,982	8,065
0.625% due 01/15/2026 (k)(m)(o)	48,197	48,777
0.750% due 07/15/2028 (k)(m)	45,924	46,991
0.875% due 01/15/2029 (k)	135,167	139,646
0.875% due 02/15/2047 (k)(m)(o)	8,550	8,481
1.000% due 02/15/2048 (k)	28,681	29,362
U.S. Treasury Notes
1.750% due 09/30/2022 (k)(m)	20,665	20,338

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total U.S. Treasury Obligations (Cost $321,322)			326,535

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%

Alba PLC
1.016% due 03/17/2039 •	GBP	10,986	13,458
American Home Mortgage Investment Trust
4.685% due 02/25/2045 •		$373	380
6.700% due 06/25/2036 Ø		11,998	4,375
Banc of America Funding Trust
4.633% due 05/25/2035 ~		361	380
6.000% due 03/25/2037 ^		3,082	2,732
Banc of America Mortgage Trust
4.476% due 05/25/2033 ~		430	442
4.693% due 03/25/2035 ~		3,512	3,447
6.500% due 10/25/2031		50	52
BCAP LLC Trust
2.696% due 05/25/2047 •		3,375	3,101
4.917% due 03/26/2037 Ø		565	566
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		1	1
4.231% due 07/25/2034 ~		415	407
4.231% due 11/25/2034 ~		1,121	1,095
4.427% due 01/25/2035 ~		233	228
4.440% due 02/25/2033 ~		11	10
4.572% due 01/25/2035 ~		104	106
4.663% due 04/25/2034 ~		435	438
4.734% due 02/25/2033 ~		7	7
4.886% due 01/25/2034 ~		235	241
4.910% due 02/25/2036 •		55	56
5.026% due 04/25/2033 ~		69	71
Bear Stearns ALT-A Trust
4.262% due 09/25/2035 ^~		735	609
4.266% due 05/25/2036 ^~		2,098	1,515
4.568% due 05/25/2035 ~		1,268	1,280
Bear Stearns Structured Products, Inc. Trust
3.745% due 12/26/2046 ^~		1,104	1,012
4.335% due 01/26/2036 ^~		1,676	1,517
Business Mortgage Finance PLC
2.870% due 02/15/2041 •	GBP	2,977	3,822
BX Trust
3.404% due 07/15/2034 •		$6,798	6,789
CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		7,037	7,235
Chase Mortgage Finance Trust
4.075% due 01/25/2036 ^~		2,164	1,945
Citigroup Mortgage Loan Trust
4.820% due 10/25/2035 •		121	123
5.500% due 12/25/2035		3,429	2,790
Citigroup Mortgage Loan Trust, Inc.
4.174% due 05/25/2035 ~		628	634
4.240% due 09/25/2035 •		6,295	6,402
Countrywide Alternative Loan Trust
2.676% due 09/25/2046 ^•		16,151	14,980
2.678% due 09/20/2046 •		6,851	5,853
2.686% due 05/25/2036 •		1,223	1,082
3.486% due 08/25/2035 ^•		3,732	2,617
6.000% due 03/25/2035		14,790	13,947
6.000% due 02/25/2037 ^		7,967	5,716
Countrywide Home Loan Mortgage Pass-Through Trust
4.263% due 02/20/2035 ~		701	707
4.272% due 11/25/2034 ~		947	945
4.592% due 02/20/2036 ^•		235	206
Credit Suisse First Boston Mortgage Securities Corp.
5.379% due 06/25/2032 ~		15	15
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.636% due 03/25/2037 ^•		4,759	4,393
2.986% due 02/25/2035 •		273	269
Eurosail PLC
0.993% due 03/13/2045 •	GBP	1,689	2,148
1.003% due 03/13/2045 •		5,578	7,152
First Horizon Alternative Mortgage Securities Trust
3.929% due 08/25/2035 ^~		$2,598	2,336
First Horizon Mortgage Pass-Through Trust
4.067% due 10/25/2035 ^~		2,445	2,359
Great Hall Mortgages PLC
2.745% due 06/18/2039 •		3,576	3,484
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,200	13,355
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		10,700	10,648
3.203% due 02/10/2029		5,500	5,526
3.980% due 02/10/2029		17,150	17,292
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		3,037	2,983

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

GSR Mortgage Loan Trust
4.466% due 11/25/2035 ~		379	384
4.521% due 09/25/2035 ~		1,529	1,564
HarborView Mortgage Loan Trust
2.922% due 05/19/2035 •		313	304
3.232% due 10/19/2035 •		2,553	2,202
4.037% due 12/19/2035 ^~		2,612	2,078
4.115% due 07/19/2035 ^~		1,055	998
Hilton USA Trust
2.828% due 11/05/2035		14,400	14,318
IndyMac Adjustable Rate Mortgage Trust
3.947% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.656% due 01/25/2037 ^•		2,515	2,396
3.556% due 06/25/2036 ~		6,481	5,597
JPMorgan Chase Commercial Mortgage Securities Trust
3.484% due 06/15/2032 •		20,114	20,061
JPMorgan Mortgage Trust
4.064% due 08/25/2034 ~		1,969	1,962
4.240% due 10/25/2036 ^~		3,259	2,947
4.315% due 06/25/2035 ~		326	333
5.750% due 01/25/2036 ^		477	368
Landmark Mortgage Securities PLC
1.207% due 04/17/2044 •	GBP	19,231	23,394
LMREC, Inc.
3.471% due 02/22/2032 •		$9,842	9,810
MASTR Adjustable Rate Mortgages Trust
3.137% due 01/25/2047 ^•		2,876	4,206
Merrill Lynch Mortgage Investors Trust
2.736% due 11/25/2035 •		35	35
4.318% due 04/25/2035 ~		2,171	2,090
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,100	3,128
3.557% due 12/15/2047		7,200	7,411
Morgan Stanley Mortgage Loan Trust
4.092% due 07/25/2035 ^~		2,646	2,448
MortgageIT Trust
2.796% due 12/25/2035 •		2,557	2,518
MSSG Trust
3.397% due 09/13/2039		17,400	17,585
Prime Mortgage Trust
2.886% due 02/25/2034 •		67	64
2.986% due 02/25/2035 •		3,138	3,023
RBSSP Resecuritization Trust
4.616% due 12/25/2035 ~		11,128	11,425
Residential Accredit Loans, Inc. Trust
2.586% due 05/25/2037 •		8,934	8,230
3.886% due 08/25/2036 ^•		3,547	3,406
4.832% due 12/25/2035 ^~		431	392
6.000% due 09/25/2036		882	784
6.500% due 09/25/2036 ^		5,786	4,203
Residential Asset Securitization Trust
2.936% due 10/25/2035 •		1,619	1,404
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^		1,574	1,523
6.000% due 06/25/2037 ^		2,480	2,326
Structured Adjustable Rate Mortgage Loan Trust
2.686% due 04/25/2047 •		1,909	1,756
Structured Asset Mortgage Investments Trust
2.732% due 07/19/2035 •		1,366	1,353
3.142% due 09/19/2032 •		18	18
SunTrust Adjustable Rate Mortgage Loan Trust
4.722% due 02/25/2037 ^~		2,283	2,156
Tharaldson Hotel Portfolio Trust
3.231% due 11/11/2034 •		8,254	8,243
Thornburg Mortgage Securities Trust
4.044% due 06/25/2047 ^•		10,329	9,545
4.094% due 03/25/2037 ^•		1,284	1,155
Towd Point Mortgage Funding
0.000% due 10/20/2051 •(b)	GBP	39,000	50,808
Wachovia Mortgage Loan Trust LLC
4.692% due 05/20/2036 ^~		$2,303	2,270
WaMu Mortgage Pass-Through Certificates Trust
2.776% due 10/25/2045 •		294	290
2.986% due 02/25/2045 •		10,024	9,942
3.377% due 05/25/2037 ^~		4,196	3,490
3.674% due 12/25/2036 ^~		314	305
3.943% due 07/25/2037 ^~		2,341	2,172
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,764
1.639% due 12/21/2049 •		21,726	28,100
2.339% due 12/21/2049 •		2,259	2,911
2.839% due 12/21/2049 •		1,179	1,536
3.339% due 12/21/2049 •		674	881
3.839% due 12/21/2049 •		674	863

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.704% due 07/25/2036 ^~	$4,201	4,230
4.954% due 03/25/2036 ~	698	714
4.974% due 12/25/2034 ~	330	338
4.988% due 01/25/2035 ~	406	416
Total Non-Agency Mortgage-Backed Securities (Cost $484,687)		485,453

ASSET-BACKED SECURITIES 13.0%
Accredited Mortgage Loan Trust
2.616% due 02/25/2037 •	475	476
2.746% due 09/25/2036 •	7,547	7,389
Allegro CLO Ltd.
3.971% due 01/30/2026 •	4,188	4,189
Ally Master Owner Trust
2.804% due 07/15/2022 •	19,600	19,604
American Express Credit Account Master Trust
1.640% due 12/15/2021	26,900	26,859
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.956% due 11/25/2035 •	8,600	8,369
Argent Securities Trust
2.636% due 07/25/2036 •	18,688	6,914
2.676% due 03/25/2036 •	6,403	4,022
Atrium Corp.
3.591% due 04/22/2027 •	16,000	15,870
Avery Point CLO Ltd.
3.871% due 04/25/2026 •	8,133	8,135
Bear Stearns Asset-Backed Securities Trust
2.636% due 11/25/2036 •	8,965	8,771
2.646% due 08/25/2036 •	1,236	1,477
3.611% due 02/25/2035 •	6,749	6,792
Capital Auto Receivables Asset Trust
2.658% due 10/20/2020 •	5,530	5,530
CARDS Trust
2.744% due 10/17/2022 •	18,200	18,203
2.834% due 04/17/2023 •	16,900	16,910
3.047% due 04/17/2023	16,900	16,949
Cent CLO Ltd.
3.857% due 10/15/2026 •	16,800	16,726
Chase Issuance Trust
2.784% due 01/15/2022 •	14,300	14,337
Chesapeake Funding LLC
3.230% due 08/15/2030	13,316	13,413
Citigroup Mortgage Loan Trust
3.106% due 12/25/2035 •	521	523
6.750% due 05/25/2036 Ø	4,047	2,986
Countrywide Asset-Backed Certificates
2.626% due 06/25/2047 ^•	3,245	2,913
2.636% due 07/25/2036 ^•	2,357	2,357
2.636% due 01/25/2037 •	620	620
2.656% due 06/25/2037 •	2,677	2,676
2.716% due 05/25/2037 •	7,400	7,014
2.886% due 06/25/2036 •	6,600	6,506
3.236% due 05/25/2034 •	2,174	2,175
Countrywide Asset-Backed Certificates Trust
3.286% due 08/25/2047 •	1,537	1,528
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	8,922	8,975
Credit-Based Asset Servicing & Securitization Trust
2.546% due 11/25/2036 •	396	246
EMC Mortgage Loan Trust
3.226% due 05/25/2040 •	109	108
Figueroa CLO Ltd.
3.483% due 06/20/2027 •	16,800	16,701
3.687% due 01/15/2027 •	16,800	16,779
First Franklin Mortgage Loan Trust
3.221% due 09/25/2035 •	636	639
Flagship Credit Auto Trust
1.850% due 07/15/2021	1,270	1,267
Ford Credit Floorplan Master Owner Trust
2.764% due 05/15/2023 •	28,800	28,786
Fremont Home Loan Trust
2.546% due 01/25/2037 •	74	40
2.896% due 11/25/2035 •	8,100	7,279
GSAA Trust
5.995% due 03/25/2046 ^~	9,168	5,934
GSAMP Trust
2.576% due 06/25/2036 •	4,213	2,757
Halcyon Loan Advisors Funding Ltd.
3.861% due 10/22/2025 •	16,911	16,905
Home Equity Loan Trust
2.716% due 04/25/2037 •	19,200	17,256
Hyundai Auto Lease Securitization Trust
2.764% due 12/16/2019 •	72	72
Jamestown CLO Ltd.
3.601% due 07/25/2027 •	6,400	6,370

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

JMP Credit Advisors CLO Ltd.
3.623% due 01/17/2028 •		20,800	20,761
JPMorgan Mortgage Acquisition Corp.
2.876% due 05/25/2035 •		4,500	4,478
2.896% due 10/25/2035 ^•		7,200	6,999
JPMorgan Mortgage Acquisition Trust
2.746% due 03/25/2037 •		1,900	1,876
Lehman XS Trust
2.666% due 06/25/2036 •		2,725	2,341
LoanCore Issuer Ltd.
3.614% due 05/15/2028 •		16,700	16,711
Long Beach Mortgage Loan Trust
5.486% due 11/25/2032 •		9	10
LP Credit Card ABS Master Trust
4.053% due 08/20/2024 •		18,799	18,780
MASTR Asset-Backed Securities Trust
2.726% due 03/25/2036 •		5,857	4,251
3.066% due 12/25/2035 •		4,786	4,787
MidOcean Credit CLO
3.587% due 04/15/2027 •		4,700	4,685
Monarch Grove CLO
3.651% due 01/25/2028 •		10,600	10,513
Morgan Stanley ABS Capital, Inc. Trust
2.636% due 07/25/2036 •		7,849	3,951
2.736% due 08/25/2036 •		14,563	9,240
Mountain Hawk CLO Ltd.
3.980% due 04/18/2025 •		8,502	8,504
NovaStar Mortgage Funding Trust
2.726% due 11/25/2036 •		3,092	1,419
OCP CLO Ltd.
3.587% due 07/15/2027 •		11,600	11,504
OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024		16,800	16,988
Option One Mortgage Loan Trust
2.626% due 03/25/2037 •		6,366	5,732
2.706% due 05/25/2037 •		11,766	8,112
Option One Mortgage Loan Trust Asset-Backed Certificates
2.946% due 11/25/2035 •		13,900	13,469
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021		2,643	2,643
Palmer Square CLO Ltd.
3.534% due 08/15/2026 •		11,933	11,857
RAAC Trust
2.826% due 02/25/2036 •		1,092	1,092
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 Ø		12,727	6,764
Residential Asset Mortgage Products Trust
3.166% due 04/25/2035 •		7,300	7,315
Residential Asset Securities Corp. Trust
2.646% due 06/25/2036 •		522	522
2.726% due 09/25/2036 •		7,955	7,910
2.736% due 04/25/2037 •		3,526	3,496
2.886% due 02/25/2036 •		6,500	6,231
3.146% due 12/25/2035 •		4,979	4,134
3.356% due 05/25/2035 •		552	555
Santander Retail Auto Lease Trust
2.710% due 10/20/2020		8,898	8,896
Securitized Asset-Backed Receivables LLC Trust
2.616% due 05/25/2037 ^•		1,190	922
SG Mortgage Securities Trust
2.756% due 02/25/2036 •		2,639	1,738
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,433	1,609
3.081% due 12/15/2027 •		$10,502	10,515
3.161% due 12/15/2025 •		13,617	13,672
SMB Private Education Loan Trust
2.834% due 03/16/2026 •		7,392	7,386
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		14,197	14,179
Soundview Home Loan Trust
2.596% due 02/25/2037 •		1,851	696
3.386% due 10/25/2037 •		20,487	16,981
Specialty Underwriting & Residential Finance Trust
2.636% due 11/25/2037 •		17,181	12,498
Structured Asset Securities Corp. Mortgage Loan Trust
2.936% due 05/25/2037 •		6,600	6,307
Sudbury Mill CLO Ltd.
3.923% due 01/17/2026 •		7,065	7,067
3.943% due 01/17/2026 •		7,065	7,065
Symphony CLO Ltd.
3.817% due 10/15/2025 •		15,615	15,630
Telos CLO Ltd.
4.043% due 01/17/2027 •		9,400	9,397
Tralee CLO Ltd.
3.869% due 10/20/2028 •		15,100	15,002

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Upstart Securitization Trust
3.887% due 08/20/2025		4,723	4,732
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,400	2,488
Venture CLO Ltd.
3.607% due 04/15/2027 •		12,600	12,534
3.637% due 01/15/2028 •		9,700	9,635
Volkswagen Auto Loan Enhanced Trust
3.050% due 08/20/2021		16,300	16,348
Voya CLO Ltd.
3.491% due 07/25/2026 •		6,271	6,256
WaMu Asset-Backed Certificates WaMu Trust
2.736% due 04/25/2037 •		6,531	3,373
Wells Fargo Home Equity Asset-Backed Securities Trust
3.371% due 11/25/2035 •		1,700	1,707
Westlake Automobile Receivables Trust
2.980% due 01/18/2022		9,200	9,212
Zais CLO Ltd.
3.937% due 04/15/2028 •		17,700	17,608
Total Asset-Backed Securities (Cost $818,268)			841,430

SOVEREIGN ISSUES 3.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,600	11,147
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$18,000	17,734
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		21,400	21,376
3.375% due 09/27/2023		26,400	27,191
Japan International Cooperation Agency
2.750% due 04/27/2027		14,000	13,892
Province of Ontario
1.650% due 09/27/2019		2,700	2,688
3.150% due 06/02/2022	CAD	7,300	5,677
4.000% due 10/07/2019		$700	705
4.000% due 06/02/2021	CAD	20,500	16,067
4.200% due 06/02/2020		12,000	9,234
4.400% due 06/02/2019		5,400	4,059
4.400% due 04/14/2020		$600	611
Province of Quebec
2.750% due 08/25/2021		16,400	16,526
3.500% due 07/29/2020		2,900	2,939
3.500% due 12/01/2022	CAD	6,000	4,747
3.750% due 09/01/2024		4,600	3,741
4.500% due 12/01/2020		2,400	1,878
Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	35,575	746
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	12,637
3.875% due 04/23/2023		18,100	18,650
4.000% due 03/14/2029		4,000	4,129
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	5,300	5,956
Total Sovereign Issues (Cost $214,098)			202,330
SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC
3.102% (US0003M + 0.500%) due 09/24/2020 ~		$16,500	16,506
COMMERCIAL PAPER 0.1%
Enable Midstream Partners LP
3.250% due 05/17/2019		4,700	4,680
REPURCHASE AGREEMENTS (j) 0.1%
			8,428

U.S. TREASURY BILLS 0.0%
2.421% due 05/23/2019 - 06/20/2019 (d)(e)(o)		2,744	2,731

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $32,340)		32,345
Total Investments in Securities (Cost $8,756,869)		8,837,702

	SHARES

INVESTMENTS IN AFFILIATES 13.2%

SHORT-TERM INSTRUMENTS 13.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short Asset Portfolio	37,847,324	376,543
PIMCO Short-Term Floating NAV Portfolio III	48,352,485	478,158
Total Short-Term Instruments (Cost $856,878)		854,701
Total Investments in Affiliates (Cost $856,878)		854,701
Total Investments 149.1% (Cost $9,613,747)		$9,692,403
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $(9,070))		(4,819)
Other Assets and Liabilities, net (49.0)%		(3,186,158)
Net Assets 100.0%		$6,501,426

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/04/2019	05/22/2018	$1,400	$1,398	0.02%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,400	1,393	0.02
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	1,400	1,389	0.02
				$4,200	$4,180	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$8,428	U.S. Treasury Bills 0.000% due 09/26/2019	$(8,601)	$8,428	$8,429
Total Repurchase Agreements						$(8,601)	$8,428	$8,429

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	3.000%	03/28/2019	04/08/2019		$(27,066)	$(27,075)
BOS	2.650	02/19/2019	04/22/2019		(20,394)	(20,456)
	3.100	03/29/2019	04/01/2019		(666)	(666)
	3.300	03/28/2019	04/01/2019		(35,080)	(35,093)
BRC	(0.850)	11/19/2018	TBD(3)	EUR	(773)	(864)
	2.450	12/24/2018	TBD(3)		$(2,576)	(2,593)
BSN	2.630	02/15/2019	04/15/2019		(22,829)	(22,904)
CIB	2.700	02/27/2019	04/10/2019		(11,941)	(11,970)
	2.700	03/07/2019	04/08/2019		(8,745)	(8,762)
	2.700	03/28/2019	04/08/2019		(65,278)	(65,298)
GRE	2.750	03/15/2019	04/15/2019		(13,089)	(13,106)
	2.900	03/27/2019	04/03/2019		(3,993)	(3,994)
RCY	2.640	03/05/2019	06/05/2019		(24,768)	(24,817)
	2.700	02/21/2019	04/04/2019		(17,613)	(17,665)
TDM	2.350	12/21/2018	TBD(3)		(962)	(968)
UBS	3.000	03/29/2019	04/01/2019		(39,346)	(39,356)
Total Reverse Repurchase Agreements						$(295,587)

(k)	Securities with an aggregate market value of $297,971 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(120,644) at a weighted average interest rate of 2.624%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$113.000	05/24/2019	252	$252	$2	$0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	113.500	05/24/2019	1,408	1,408	12	1
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	114.000	05/24/2019	697	697	6	1
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	114.500	05/24/2019	680	680	6	6
Call - CBOT U.S. Treasury 10-Year Note June 2019 Futures	138.000	05/24/2019	443	443	4	7
Call - CBOT U.S. Treasury 30-Year Bond June 2019 Futures	190.000	05/24/2019	1,390	1,390	12	2
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.250	05/24/2019	10,592	10,592	91	10
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.500	05/24/2019	5,593	5,593	48	5
Put - CBOT U.S. Treasury 5-Year Note June 2019 Futures	108.750	05/24/2019	310	310	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2019 Futures	120.000	05/24/2019	797	797	7	1
Total Purchased Options					$190	$33

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2019 Futures	$122.500	04/26/2019	1,424	$1,424	$(540)	$(67)
Total Written Options					$(540)	$(67)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2019	5,887	$1,655,971	$215	$0	$0
Call Options Strike @ EUR 159.000 on Euro-Bobl June 2019
Futures	05/2019	1,335	15	(1)	0	0
Call Options Strike @ EUR 175.000 on Euro-OAT France
Government 10-Year Bond May 2019 Futures	05/2019	2,841	32	(2)	0	0
Euro-Bund 10-Year Bond June Futures	06/2019	3,447	643,182	12,290	0	(966)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year
Bond June 2019 Futures	05/2019	2,971	33	(2)	0	0
U.S. Treasury 5-Year Note June Futures	06/2019	17,407	2,016,220	19,024	0	(3,944)
U.S. Treasury 10-Year Note June Futures	06/2019	2,692	334,397	3,917	0	(757)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	3,797	637,896	22,451	0	(1,424)
				$57,892	$0	$(7,091)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	972	$(237,788)	$(1,799)	$182	$0
90-Day Eurodollar June Futures	06/2020	3,629	(887,064)	(4,215)	771	0
90-Day Eurodollar March Futures	03/2020	561	(137,003)	(842)	105	0
90-Day Eurodollar September Futures	09/2020	2,131	(521,243)	(2,313)	426	0
Australia Government 10-Year Bond June Futures	06/2019	2,378	(233,952)	(4,807)	937	(937)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	794	(1,113)	(755)	214	0
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year
Bond May 2019 Futures	04/2019	441	(460)	(208)	114	0
Canada Government 10-Year Bond June Futures	06/2019	545	(56,704)	(1,155)	477	0
Euro-BTP Italy Government Bond June Futures	06/2019	4,532	(658,196)	(15,930)	2,135	0
Euro-Buxl 30-Year Bond June Futures	06/2019	795	(170,921)	(8,402)	1,142	0
Euro-OAT France Government 10-Year Bond June Futures	06/2019	2,563	(467,684)	(12,951)	949	0
U.S. Treasury 30-Year Bond June Futures	06/2019	3,121	(467,077)	(11,853)	1,171	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

United Kingdom Long Gilt June Futures	06/2019	482	(81,216)	(1,281)	38	(57)
				$(66,511)	$8,661	$(994)
Total Futures Contracts				$(8,619)	$8,661	$(8,085)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.920%		$12,400	$(703)	$751	$48	$9	$0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.316		12,100	201	(56)	145	0	0
Rolls Royce PLC	1.000	Quarterly	06/20/2024	0.959	EUR	14,400	24	16	40	11	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.741		15,000	(732)	879	147	13	0
							$(1,210)	$1,590	$380	$33	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$350,200	$3,580	$3,328	$6,908	$416	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	8,600	138	19	157	14	0
					$3,718	$3,347	$7,065	$430	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	3-Month CAD-Bank
Receive	Bill	1.750%	Semi-Annual	12/16/2046	CAD	5,800	$712	$(162)	$550	$55	$0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$180,000	(4,137)	8,010	3,873	0	(364)
	6-Month EUR-		Annual
Pay(5)	EURIBOR	1.000		06/19/2029	EUR	99,000	613	4,839	5,452	0	(411)
	6-Month EUR-		Annual
Pay(5)	EURIBOR	0.750		09/18/2029		218,500	1,917	3,007	4,924	0	(933)
	6-Month EUR-		Annual
Pay	EURIBOR	1.613		07/04/2042		26,000	0	4,032	4,032	0	(375)
	6-Month EUR-		Annual
Pay	EURIBOR	1.623		07/04/2042		27,400	0	4,316	4,316	0	(395)
	6-Month EUR-		Annual
Pay	EURIBOR	1.624		07/04/2042		63,600	0	10,042	10,042	0	(917)
	6-Month EUR-		Annual
Pay (5)	EURIBOR	1.250		09/18/2049		22,600	171	920	1,091	0	(412)
Receive(5)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/18/2024	GBP	80,300	13	(846)	(833)	12	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029		66,400	(482)	(1,726)	(2,208)	9	0
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	06/19/2049		37,500	(2,604)	(2,301)	(4,905)	295	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		28,100	451	(1,746)	(1,295)	220	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	20,370,000	(1,210)	(2,821)	(4,031)	0	(260)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		36,770,000	(2,150)	(5,127)	(7,277)	0	(519)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	(1,111)	(1,486)	0	(126)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,700,000	118	(467)	(349)	0	(34)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		17,350,000	663	4,205	4,868	367	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(815)	(817)	0	(58)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(747)	(959)	0	(70)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		8,990,000	338	(6,240)	(5,902)	0	(618)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(519)	(519)	0	(38)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,050,000	131	(1,319)	(1,188)	0	(112)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		1,050,000	4	(761)	(757)	0	(58)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		8,880,000	538	(6,315)	(5,777)	0	(497)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		720,000	(23)	(863)	(886)	0	(83)
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	2,293,300	(1,332)	1,125	(207)	0	(208)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		1,954,600	(113)	999	886	0	(196)
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		154,800	0	75	75	0	(16)
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		200,400	(14)	112	98	0	(20)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		1,511,600	0	(715)	(715)	158	0
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		2,757,900	51	(1,769)	(1,718)	289	0

							$(6,934)	$5,312	$(1,622)	$1,405	$(6,720)
Total Swap Agreements							$(4,426)	$10,249	$5,823	$1,868	$(6,720)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

(m)	Securities with an aggregate market value of $32,173 and cash of $69,928 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(6)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019	CAD	18,162		$13,630	$39	$0
	04/2019	EUR	13,133		14,781	49	0
	05/2019		$16,722	EUR	14,807	0	(66)
	05/2019		1,338	JPY	149,000	11	0
BPS	04/2019	ARS	51,064		$1,179	1	0
	04/2019	AUD	3,896		2,762	0	(5)
	04/2019	CAD	1,197		896	1	0
	04/2019		$1,234	ARS	52,185	3	(34)
	05/2019	ARS	169,589		$3,861	131	(4)
	05/2019		$48,866	JPY	5,432,600	325	0
	06/2019	INR	14,380		$199	0	(6)
	06/2019	THB	32,948		1,054	14	0
	08/2019		$1,620	MXN	31,759	0	(17)
BRC	04/2019	ARS	71,564		$1,661	54	0
	04/2019	MXN	123,135		6,298	0	(33)
	05/2019	GBP	67,142		89,685	2,048	0
	05/2019		$2,399	EUR	2,115	0	(18)
CBK	04/2019	ARS	111,641		$2,575	68	0
	04/2019	AUD	12,330		8,740	10	(25)
	04/2019		$58,349	MXN	1,126,808	0	(418)
	05/2019	EUR	58,992		$67,057	643	0
	05/2019	GBP	10,300		13,722	278	0
	05/2019	JPY	1,225,500		11,121	25	0
	05/2019		$51,355	EUR	45,380	0	(265)
	05/2019		146,362	GBP	111,120	0	(1,323)
	05/2019		20,195	JPY	2,241,300	99	0
	06/2019	MXN	820,090		$41,692	40	(30)
	06/2019		$43,154	MXN	840,321	0	(443)
	08/2019	MXN	31,759		$1,616	14	0
DUB	04/2019		$1,671	ARS	71,564	0	(64)
	08/2019	ARS	71,564		$1,477	78	0
FBF	04/2019		207,707		5,232	442	0
	04/2019	CNH	1,796		256	0	(11)
	04/2019		$4,794	ARS	207,707	0	(4)
GLM	04/2019	ARS	40,778		$941	1	0
	04/2019	CAD	25,465		19,111	55	0
	04/2019	MXN	586,108		30,206	73	0
	04/2019		$936	ARS	40,778	4	0
	04/2019		9,499	AUD	13,403	18	0
	04/2019		51,617	GBP	38,810	0	(1,069)
	05/2019	ARS	40,778		$890	0	(6)
	05/2019	AUD	11,071		7,852	0	(14)
	06/2019		$387	KRW	433,985	0	(5)
HUS	04/2019	ARS	119,586		$2,762	4	0
	04/2019	CAD	15,125		11,524	205	0
	04/2019		$2,903	ARS	119,586	0	(145)
	04/2019		85,844	CAD	113,274	0	(1,079)
	04/2019		267	CNH	1,796	0	0
	04/2019		318	MXN	6,045	0	(7)
	04/2019		520	TRY	2,897	0	(12)
	05/2019		7,601	ARS	339,527	0	(238)
	05/2019		2,307	EUR	2,023	0	(29)
	05/2019		84,275	JPY	9,364,300	517	0
	06/2019	CNH	1,796		$267	0	0
IND	04/2019	MXN	417,564		21,362	0	(106)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

JPM	04/2019	CAD	16,605		12,457	31	0
	04/2019	MXN	6,045		317	6	0
	04/2019		$14,991	EUR	13,133	0	(259)
	05/2019	EUR	83,068		$94,388	869	0
	05/2019	GBP	11,925		15,815	250	0
	05/2019	JPY	325,800		2,969	19	0
	05/2019	NOK	1,090		126	0	0
	05/2019		$55,453	JPY	6,086,600	0	(340)
	06/2019	ILS	1,659		$462	3	0
SCX	04/2019	CAD	20,045		15,194	193	0
	04/2019	GBP	38,810		51,380	832	0
	05/2019		$51,458	GBP	38,810	0	(831)
SOG	05/2019		80	RUB	5,299	0	0
SSB	06/2019	MXN	20,231		$1,049	21	0
UAG	04/2019	CAD	16,675		12,420	0	(58)
	04/2019	EUR	5,500		6,933	755	0
	05/2019	GBP	51,267		66,406	0	(509)
	05/2019		$12,430	CAD	16,675	58	0
Total Forward Foreign Currency Contracts						$8,287	$(7,473)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Cost	Market Value
	Put - OTC 30-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	24,100	$1,157	$288
	Put - OTC 30-Year Interest Rate
	Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	25,300	1,194	306
	Put - OTC 30-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	6,100	293	75
							$2,644	$669

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2049	$67.500	04/03/2019	27,200	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2049	72.500	04/03/2019	231,200	9	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	78.000	05/06/2019	81,000	6	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2049	70.000	05/06/2019	22,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	71.000	05/06/2019	19,000	1	0
	Put - OTC Fannie Mae, TBA 4.500% due 05/01/2049	72.000	05/06/2019	2,000	0	0
					$18	$0
Total Purchased Options					$2,662	$669

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400%	09/18/2019	14,600	$(25)	$0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	12,800	(24)	(1)
						$(49)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
MYI	Call - OTC USD versus MXN	MXN	20.250	06/21/2019	36,000	$(371)	$(374)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
			Maximum of [(1 + 0.000%)[10]- (Final
CBK	Floor - OTC CPURNSA	215.949	Index/Initial Index)] or 0	03/12/2020	13,000	$(110)	$0
			Maximum of [(1 + 0.000%)[10]- (Final
	Floor - OTC CPURNSA	216.687	Index/Initial Index)] or 0	04/07/2020	31,600	(282)	0
			Maximum of [(1 + 0.000%)[10]- (Final
	Floor - OTC CPURNSA	217.965	Index/Initial Index)] or 0	09/29/2020	14,800	(191)	0
			Maximum of [0.000% - (Final Index/Initial
DUB	Floor - OTC CPURNSA	215.949	Index - 1)] or 0	03/10/2020	4,900	(37)	0
			Maximum of [0.000% - (Final Index/Initial
	Floor - OTC CPURNSA	218.011	Index - 1)] or 0	10/13/2020	15,400	(151)	0
						$(771)	$0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate
BOA	Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	105,900	$(1,157)	$(208)
	Put - OTC 5-Year Interest Rate
	Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	111,200	(1,193)	(222)
	Put - OTC 5-Year Interest Rate
GLM	Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	26,800	(292)	(54)
							$(2,642)	$(484)
Total Written Options							$(3,833)	$(859)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.426%	$6,200	$(642)	$670	$28	$0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.506	500	(77)	80	3	0
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.426	2,300	(347)	357	10	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.426	2,400	(264)	275	11	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.506	400	(64)	66	2	0
	Russia Government International
	Bond	1.000	Quarterly	06/20/2024	1.350	34,900	(566)	(9)	0	(575)
	South Africa Government
	International Bond	1.000	Quarterly	06/20/2024	1.984	15,900	(680)	(54)	0	(734)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.609	15,100	24	9	33	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.506	1,500	(274)	282	8	0
	Russia Government International
JPM	Bond	1.000	Quarterly	12/20/2023	1.267	300	(8)	4	0	(4)
	South Africa Government
	International Bond	1.000	Quarterly	12/20/2023	1.862	100	(5)	1	0	(4)
							$(2,903)	$1,681	$95	$(1,317)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,155	$(220)	$296	$76	$0
Total Swap Agreements						$(3,123)	$1,977	$171	$(1,317)

(o)	Securities with an aggregate market value of $3,815 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,637	$42,993	$53,630
Corporate Bonds & Notes
Banking & Finance	0	1,938,434	0	1,938,434
Industrials	33,292	872,776	5,008	911,076
Specialty Finance	0	4,180	0	4,180

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2019 (Unaudited)

Utilities	0	280,760	0	280,760
Municipal Bonds & Notes
Illinois	0	3,606	0	3,606
Iowa	0	917	0	917
Texas	0	4,049	0	4,049
U.S. Government Agencies	0	3,752,957	0	3,752,957
U.S. Treasury Obligations	0	326,535	0	326,535
Non-Agency Mortgage-Backed Securities	0	485,453	0	485,453
Asset-Backed Securities	0	841,430	0	841,430
Sovereign Issues	0	202,330	0	202,330
Short-Term Instruments
Certificates of Deposit	0	16,506	0	16,506
Commercial Paper	0	4,680	0	4,680
Repurchase Agreements	0	8,428	0	8,428
U.S. Treasury Bills	0	2,731	0	2,731

	$33,292	$8,756,409	$48,001	$8,837,702
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$854,701	$0	$0	$854,701

Total Investments	$887,993	$8,756,409	$48,001	$9,692,403

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,661	1,901	0	10,562
Over the counter	0	9,127	0	9,127

	$8,661	$11,028	$0	$19,689
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,085)	(6,787)	0	(14,872)
Over the counter	0	(9,649)	0	(9,649)

	$(8,085)	$(16,436)	$0	$(24,521)

Total Financial Derivative Instruments	$576	$(5,408)	$0	$(4,832)

Totals	$888,569	$8,751,001	$48,001	$9,687,571

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Portfolio.

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	% of Fund Net Assets
PIMCO CommodityRealReturn®	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	17.5%
Strategy Portfolio

PIMCO Global Multi-Asset Managed	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2019	7.3%
Allocation Portfolio

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non- U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has, delegated to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider

March 31, 2019 (Unaudited)

tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2019, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

Notes to Financial Statements (Cont.)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity linked swaps, will also be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended March 31, 2019 (amounts in thousands†):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO
CommoditiesPLUS®
Strategy Fund	$22,474	$2,306	$(3,562)	$(200)	$3,681	$24,699	$124	$0
PIMCO
CommodityRealReturn
Strategy Fund®	8,576	36	(1,910)	(109)	853	7,446	36	0
PIMCO Dynamic Bond
Fund	11,135	87	(567)	(4)	157	10,808	87	0
PIMCO Emerging
Markets Currency and
Short-Term Investments
Fund	84,751	1,179	(7,483)	(1,632)	1,957	78,772	828	0
PIMCO Emerging
Markets Local Currency
and Bond Fund	40,645	2,991	(10,397)	(5,141)	3,650	31,748	529	0
PIMCO Extended
Duration Fund	32,046	1,873	(14,771)	(365)	1,419	20,202	138	0
PIMCO Government
Money Market Fund	3,775	22,657	(24,032)	0	0	2,400	12	0
PIMCO High Yield Fund	6,860	791	(446)	7	402	7,614	98	0
PIMCO High Yield
Spectrum Fund	11,455	333	(802)	(13)	493	11,466	169	0
PIMCO Income Fund	40,646	4,584	(4,126)	195	253	41,552	578	0
PIMCO Investment
Grade Credit Bond Fund	14,790	151	(711)	(41)	680	14,869	151	0
PIMCO Long Duration
Total Return Fund	9,316	81	(561)	(94)	591	9,333	82	0

March 31, 2019 (Unaudited)

PIMCO Long-Term Real
Return Fund	3,062	38,331	0	0	2,160	43,553	38	0
PIMCO Long-Term U.S.
Government Fund	25,837	2,227	(21,328)	(247)	384	6,873	66	0
PIMCO Low Duration
Fund	38,750	5,387	(15,045)	(92)	236	29,236	290	0
PIMCO Mortgage
Opportunities and Bond
Fund	5,227	41	(235)	(1)	39	5,071	41	0
PIMCO RAE Emerging
Markets Fund	47,045	2,795	(542)	(56)	2,947	52,189	0	0
PIMCO RAE
Fundamental Advantage
PLUS Fund	41,092	7,538	0	0	(325)	48,305	0	0
PIMCO RAE Low
Volatility PLUS EMG
Fund	23,333	0	(1,223)	(122)	1,048	23,036	0	0
PIMCO RAE Low
Volatility PLUS
International Fund	12,293	1,000	(607)	(84)	1,123	13,725	56	0
PIMCO RAE PLUS
EMG Fund	84,176	837	(5,147)	(734)	6,301	85,433	0	0
PIMCO RAE PLUS
International Fund	6,554	60	(265)	(61)	566	6,854	60	0
PIMCO RAE Worldwide
Long/Short PLUS Fund	44,092	3,257	(1,101)	3	1,968	48,219	421	0
PIMCO RAFI Dynamic
Multi-Factor Emerging
Markets Equity ETF	7,052	0	0	0	474	7,526	0	0
PIMCO Real Return
Fund	10,514	21	(1,836)	(80)	383	9,002	20	0
PIMCO
RealEstateRealReturn
Strategy Fund	28,277	2,527	(6,751)	522	3,824	28,399	731	0
PIMCO Short-Term
Floating NAV Portfolio III	3	0	(3)	0	0	0	0	0
PIMCO StocksPLUS®
International Fund (U.S.
Dollar-Hedged)	21,345	579	(1,066)	(81)	2,085	22,862	579	0
PIMCO Total Return
Fund	15,868	6,144	(4,455)	(50)	278	17,785	158	0
PIMCO TRENDS
Managed Futures
Strategy Fund	7,650	428	(765)	(63)	40	7,290	20	0
Totals	$708,639	$108,241	$(129,737)	$(8,543)	$37,667	$716,267	$5,312	$0

PIMCO All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO
CommoditiesPLUS®
Strategy Fund	$434	$69	$(74)	$(7)	$74	$496	$2	$0
PIMCO
CommodityRealReturn
Strategy Fund®	100	7	(3)	0	9	113	1	0
PIMCO Dynamic Bond
Fund	176	19	(10)	0	2	187	1	0
PIMCO Emerging
Markets Currency and
Short-Term Investments
Fund	1,336	86	(51)	(4)	9	1,376	14	0
PIMCO Emerging
Markets Local Currency
and Bond Fund	624	65	(98)	(25)	11	577	9	0
PIMCO Extended
Duration Fund	393	68	(207)	(2)	16	268	2	0
PIMCO Government
Money Market Fund	110	1,104	(1,147)	0	0	67	1	0
PIMCO High Yield Fund	95	23	(35)	1	5	89	1	0
PIMCO High Yield
Spectrum Fund	202	22	(11)	0	9	222	3	0

Notes to Financial Statements (Cont.)

PIMCO Income Fund	856	63	(325)	(8)	16	602	10	0
PIMCO Investment
Grade Credit Bond Fund	184	16	(8)	0	8	200	2	0
PIMCO Long Duration
Total Return Fund	124	10	(3)	0	7	138	1	0
PIMCO Long-Term Real
Return Fund	0	558	(5)	0	28	581	1	0
PIMCO Long-Term U.S.
Government Fund	246	0	(245)	1	(2)	0	0	0
PIMCO Low Duration
Fund	839	178	(525)	(3)	6	495	5	0
PIMCO Mortgage
Opportunities and Bond
Fund	77	7	(4)	0	1	81	1	0
PIMCO RAE Emerging
Markets Fund	875	78	0	0	54	1,007	0	0
PIMCO RAE
Fundamental Advantage
PLUS Fund	629	140	(100)	(2)	(2)	665	0	0
PIMCO RAE
International Fund	55	57	0	0	6	118	0	0
PIMCO RAE Low
Volatility PLUS EMG
Fund	412	16	(9)	(1)	17	435	0	0
PIMCO RAE Low
Volatility PLUS Fund	147	9	(13)	0	18	161	0	0
PIMCO RAE Low
Volatility PLUS
International Fund	244	7	(72)	(19)	38	198	1	0
PIMCO RAE PLUS
EMG Fund	1,303	139	(94)	(10)	100	1,438	0	0
PIMCO RAE PLUS
International Fund	323	16	(36)	(5)	30	328	3	0
PIMCO RAE US Small
Fund	95	3	0	0	11	109	0	0
PIMCO RAE Worldwide
Long/Short PLUS Fund	699	108	(5)	0	33	835	7	0
PIMCO RAFI Dynamic
Multi-Factor Emerging
Markets Equity ETF	200	0	0	0	13	213	0	0
PIMCO RAFI Dynamic
Multi-Factor U.S. Equity
ETF	70	1	0	0	9	80	0	0
PIMCO Real Return
Fund	94	10	(7)	0	3	100	0	0
PIMCO
RealEstateRealReturn
Strategy Fund	609	98	(158)	11	84	644	16	0
PIMCO StocksPLUS®
International Fund (U.S.
Dollar-Hedged)	376	47	(2)	0	37	458	11	0
PIMCO StocksPLUS®
International Fund
(Unhedged)	94	0	0	0	10	104	0	0
PIMCO StocksPLUS®
Short Fund	2,646	685	(237)	(17)	(302)	2,775	25	0
PIMCO Total Return
Fund	535	38	(303)	(2)	7	275	3	0
Totals	$15,202	$3,747	$(3,787)	$(92)	$365	$15,435	$120	$0

PIMCO Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,087	$58	$0	$0	$66	$4,211	$58	$0
PIMCO Short-Term
Floating NAV Portfolio III	23,835	3,757	(3,600)	0	12	24,004	157	0
Totals	$27,922	$3,815	$(3,600)	$0	$78	$28,215	$215	$0

PIMCO Global Diversified Allocation Portfolio

March 31, 2019 (Unaudited)

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging
Markets Bond Fund	$27,454	$1,387	$(151)	$(12)	$1,208	$29,886	$325	$0
PIMCO Global
Advantage® Strategy
Bond Fund	36,545	2,708	(186)	(14)	596	39,649	201	0
PIMCO Income Fund	45,832	3,596	(167)	(10)	500	49,751	669	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	27,633	1,691	(244)	(1)	662	29,741	150	0
PIMCO Investment
Grade Credit Bond Fund	45,747	2,733	(866)	(83)	2,169	49,700	496	0
PIMCO RAE
International Fund	45,685	1,435	(1,133)	(147)	3,834	49,674	0	0
PIMCO RAE PLUS
EMG Fund	45,874	2,445	(1,474)	(23)	3,040	49,862	0	0
PIMCO RAE PLUS
Small Fund	45,726	2,276	(3,603)	(614)	5,828	49,613	304	0
PIMCO Real Return
Fund	45,623	2,977	(455)	(60)	1,566	49,651	105	0
PIMCO Short-Term
Fund	137,005	11,737	0	0	184	148,926	928	0
PIMCO Short-Term
Floating NAV Portfolio III	64,503	90,597	(80,300)	8	32	74,840	496	0
PIMCO StocksPLUS®
Fund	45,888	614	(2,585)	(77)	6,026	49,866	615	0
PIMCO StocksPLUS®
International Fund (U.S.
Dollar-Hedged)	45,593	1,268	(1,276)	(92)	4,416	49,909	1,268	0
PIMCO StocksPLUS®
International Fund
(Unhedged)	91,600	449	(2,216)	(559)	10,478	99,752	0	0
PIMCO Total Return
Fund IV	137,201	10,188	(1,831)	(97)	3,185	148,646	1,010	0
Totals	$887,909	$136,101	$(96,487)	$(1,781)	$43,724	$969,466	$6,567	$0

PIMCO Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short
Fund	$12,812	$0	$(848)	$(66)	$264	$12,162	$0	$0
PIMCO Income Fund	62,738	1,275	0	0	625	64,638	889	0
PIMCO Mortgage
Opportunities and Bond
Fund	22,650	183	0	0	169	23,002	183	0
PIMCO Preferred and
Capital Securities Fund	9,278	3,702	0	0	529	13,509	203	0
PIMCO Short-Term
Floating NAV Portfolio III	11,777	128,650	(112,900)	10	7	27,544	250	0
Totals	$119,255	$133,810	$(113,748)	$(56)	$1,594	$140,855	$1,525	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2019 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging
Markets Bond Portfolio	$0	$5,838	$(5,838)	$0	$0	$0	$0	$0
PIMCO Global Bond
Opportunities Portfolio
(Unhedged)	3,372	26	0	0	9	3,407	26	0
PIMCO Global Core
Bond (Hedged) Portfolio	4,057	30	0	0	11	4,098	31	0
PIMCO International
Bond Portfolio (U.S.
Dollar-Hedged)	10,988	83	0	0	30	11,101	83	0
PIMCO International
Bond Portfolio
(Unhedged)	574	4	0	0	2	580	4	0
PIMCO Long-Term U.S.
Government Portfolio	11,664	88	0	0	32	11,784	88	0
PIMCO Low Duration
Portfolio	205,767	1,562	0	0	560	207,889	1,561	0
PIMCO Short-Term
Portfolio	0	5,001	0	0	2	5,003	1	0
PIMCO Total Return
Portfolio	372,701	2,827	0	0	1,015	376,543	2,827	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO
CommodityRealReturn®
Strategy Portfolio	$4,763	$52,416	$(53,401)	$2	$0	$3,780	$16	$0
PIMCO Dynamic Bond
Portfolio	4,617	47,418	(24,301)	3	6	27,743	118	0
PIMCO Emerging
Markets Bond Portfolio	1,359	38,424	(36,600)	3	(1)	3,185	24	0
PIMCO Global Bond
Opportunities Portfolio
(Unhedged)	13	29,532	(24,100)	1	1	5,447	31	0
PIMCO Global Core
Bond (Hedged) Portfolio	174	14,013	(13,600)	1	0	588	13	0
PIMCO High Yield
Portfolio	81,295	103,782	(75,102)	8	43	110,026	682	0
PIMCO Income Portfolio	5,549	45,423	(27,800)	1	(1)	23,172	21	0
PIMCO International
Bond Portfolio (U.S.
Dollar-Hedged)	7,191	63,330	(46,200)	4	7	24,332	130	0
PIMCO International
Bond Portfolio
(Unhedged)	204	2,702	(2,400)	0	0	506	2	0
PIMCO Long-Term U.S.
Government Portfolio	1,853	191,628	(192,100)	1	0	1,382	28	0
PIMCO Low Duration
Portfolio	64,236	168,698	(138,700)	17	2	94,253	299	0
PIMCO Real Return
Portfolio	75,916	330,524	(406,300)	22	(14)	148	65	0
PIMCO Short-Term
Portfolio	2,155	38,507	(38,201)	1	0	2,462	7	0
PIMCO Total Return
Portfolio	142,391	525,246	(189,600)	21	100	478,158	1,816	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)	(Unauvdited)

Counterparty Abbreviations:
Australia and New Zealand Banking
AZD	Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
Merrill Lynch, Pierce, Fenner & Smith,
BOS	Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland PLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSS	Banco Santander S.A.	IND	Crédit Agricole Corporate and Investment Bank	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CSN	Credit Suisse AG (New York)	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
Asset-Backed Securities Index - Home
ABX.HE	Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHCL	Custom Commodity Forward Index
Consumer Price All Urban Non-Seasonally
ARLLMONP	Argentina Blended Policy Rate	CPURNSA	Adjusted Index	MEHMID	Custom Commodity Forward Index
Macquarie MQCP563E Custom Commodity
BADLARPP	Argentina Badlar Floating Rate Notes	DAX	Deutscher Aktien Index 30	MQCP563E	Index
BBSW3M	3 Month Bank Bill Swap Rate	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NAPGASFO	Naphtha Fuel Oil Spread
Bloomberg Commodity Index 1-Month
BCOMF1T	Forward Total Return	EAFE	Europe, Australasia, and Far East Stock Index	PIMCODB	PIMCO Custom Commodity Basket
Bloomberg Commodity Index Total
BCOMTR	Return	EUR003M	3 Month EUR Swap Rate	PLATGOLD	Platinum-Gold Spread
BP0003M	3 Month GBP-LIBOR	EURMARGIN	European Refined Margin	RAFI	Research Affiliates Fundamental Index
BRENT	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC	Custom Commodity Forward Index
Credit Derivatives Index - Emerging
CDX.EM	Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor’s 500 Index
1 Year US Treasury Yield Curve Constant
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	Maturity Rate	SLVRLND	London Silver Market Fixing Ltd.
	Credit Derivatives Index - Investment		International Swaps and Derivatives Association,
CDX.IG	Grade	ISDA	Inc.	SOFRRATE	Secured Overnight Financing Rate
S&P Goldman Sachs Commodity Copper
CIXBSTR3	Custom Commodity Index	JMABCT3E	J.P. Morgan Custom Commodity Index	SPGCICP	Excess Return Index
CIXBXMB	Custom Commodity Index	JMABDEWE	J.P. Morgan Custom Commodity Index	TOPIX	Tokyo Price Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CBEO SKEW Index is an index derived
CMDSKEWLS	from the price of S&P 500 tail risk	JMABFNJ1	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABNIC	J.P. Morgan Nic Custom Index	US0001M	1 Month USD Swap Rate
ICE BofAML Large Cap Contingent
COCL	Capital Index	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
Euro Area All Items Non-Seasonally
CPALEMU	Adjusted Index	LLS	Light Louisiana Sweet Crude	US0006M	6 Month USD Swap Rate

Other Abbreviations:
Reformulated Blendstock for Oxygenate
ABS	Asset-Backed Security	JSC	Joint Stock Company	RBOB	Blending
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
Interest rate to be determined when loan
BTP	Buoni del Tesoro Poliennali	NCUA	National Credit Union Administration	TBD%	settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	NVDR	Non-Voting Depositary Receipt	TELBOR	Tel Aviv Inter-Bank Offered Rate
Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TIIE	“Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	U&I	Up and In Barrier Option
DAC	Designated Activity Company	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate
JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate	YOY	Year-Over-Year